UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

1415 Vantage Park Drive, 3rd Floor, Charlotte, NC 28203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: August 31

Registrant is making a filing for 8 of its series: Allspring Core Plus Bond Fund, Allspring Government Securities Fund, Allspring High Yield Bond Fund, Allspring Managed Account CoreBuilder® Shares - Series CP, Allspring Short Duration Government Bond Fund, Allspring Short-Term Bond Plus Fund, Allspring Short-Term High Income Bond Fund and Allspring Ultra Short-Term Income Fund.

Date of reporting period: February 28, 2026

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Shareholder Report

Core Plus Bond Fund

February 28, 2026

WIPIX

Institutional Class

This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$10,842,219,372
# of portfolio holdings	940
Portfolio turnover rate	66%
Total advisory fees paid	$13,138,600

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	29.3
Corporate bonds and notes	22.8
U.S. Treasury securities	13.2
Asset-backed securities	9.9
Yankee corporate bonds and notes	8.8
Non-agency mortgage-backed securities	5.7
Foreign government bonds	4.9
Foreign corporate bonds and notes	3.1
Yankee government bonds	1.6
Investment companies	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.7
GNMA, 5.00%, 11‑20‑2054	1.5
U.S. Treasury Notes, 3.75%, 1‑31‑2031	1.4
FNMA, 6.00%, 5‑1‑2055	1.4
U.S. Treasury Notes, 4.13%, 11‑15‑2032	1.2
U.S. Treasury Notes, 3.50%, 1‑15‑2029	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 5.50%, 10‑20‑2055	0.9
FNMA, 2.00%, 10‑1‑2051	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3165 02-26

Semi-Annual Shareholder Report

Core Plus Bond Fund

February 28, 2026

STYJX

Class R6

This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$10,842,219,372
# of portfolio holdings	940
Portfolio turnover rate	66%
Total advisory fees paid	$13,138,600

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	29.3
Corporate bonds and notes	22.8
U.S. Treasury securities	13.2
Asset-backed securities	9.9
Yankee corporate bonds and notes	8.8
Non-agency mortgage-backed securities	5.7
Foreign government bonds	4.9
Foreign corporate bonds and notes	3.1
Yankee government bonds	1.6
Investment companies	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.7
GNMA, 5.00%, 11‑20‑2054	1.5
U.S. Treasury Notes, 3.75%, 1‑31‑2031	1.4
FNMA, 6.00%, 5‑1‑2055	1.4
U.S. Treasury Notes, 4.13%, 11‑15‑2032	1.2
U.S. Treasury Notes, 3.50%, 1‑15‑2029	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 5.50%, 10‑20‑2055	0.9
FNMA, 2.00%, 10‑1‑2051	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4689 02-26

Semi-Annual Shareholder Report

Core Plus Bond Fund

February 28, 2026

WFIPX

Class C

This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$72	1.41%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$10,842,219,372
# of portfolio holdings	940
Portfolio turnover rate	66%
Total advisory fees paid	$13,138,600

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	29.3
Corporate bonds and notes	22.8
U.S. Treasury securities	13.2
Asset-backed securities	9.9
Yankee corporate bonds and notes	8.8
Non-agency mortgage-backed securities	5.7
Foreign government bonds	4.9
Foreign corporate bonds and notes	3.1
Yankee government bonds	1.6
Investment companies	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.7
GNMA, 5.00%, 11‑20‑2054	1.5
U.S. Treasury Notes, 3.75%, 1‑31‑2031	1.4
FNMA, 6.00%, 5‑1‑2055	1.4
U.S. Treasury Notes, 4.13%, 11‑15‑2032	1.2
U.S. Treasury Notes, 3.50%, 1‑15‑2029	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 5.50%, 10‑20‑2055	0.9
FNMA, 2.00%, 10‑1‑2051	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0559 02-26

Semi-Annual Shareholder Report

Core Plus Bond Fund

February 28, 2026

STYAX

Class A

This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$10,842,219,372
# of portfolio holdings	940
Portfolio turnover rate	66%
Total advisory fees paid	$13,138,600

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	29.3
Corporate bonds and notes	22.8
U.S. Treasury securities	13.2
Asset-backed securities	9.9
Yankee corporate bonds and notes	8.8
Non-agency mortgage-backed securities	5.7
Foreign government bonds	4.9
Foreign corporate bonds and notes	3.1
Yankee government bonds	1.6
Investment companies	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.7
GNMA, 5.00%, 11‑20‑2054	1.5
U.S. Treasury Notes, 3.75%, 1‑31‑2031	1.4
FNMA, 6.00%, 5‑1‑2055	1.4
U.S. Treasury Notes, 4.13%, 11‑15‑2032	1.2
U.S. Treasury Notes, 3.50%, 1‑15‑2029	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 5.50%, 10‑20‑2055	0.9
FNMA, 2.00%, 10‑1‑2051	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0059 02-26

Semi-Annual Shareholder Report

Core Plus Bond Fund

February 28, 2026

WIPDX

Administrator Class

This semi-annual shareholder report contains important information about Core Plus Bond Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$31	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$10,842,219,372
# of portfolio holdings	940
Portfolio turnover rate	66%
Total advisory fees paid	$13,138,600

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	29.3
Corporate bonds and notes	22.8
U.S. Treasury securities	13.2
Asset-backed securities	9.9
Yankee corporate bonds and notes	8.8
Non-agency mortgage-backed securities	5.7
Foreign government bonds	4.9
Foreign corporate bonds and notes	3.1
Yankee government bonds	1.6
Investment companies	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	1.7
U.S. Treasury Bonds, 4.63%, 11‑15‑2045	1.7
GNMA, 5.00%, 11‑20‑2054	1.5
U.S. Treasury Notes, 3.75%, 1‑31‑2031	1.4
FNMA, 6.00%, 5‑1‑2055	1.4
U.S. Treasury Notes, 4.13%, 11‑15‑2032	1.2
U.S. Treasury Notes, 3.50%, 1‑15‑2029	1.1
U.S. Treasury Bonds, 4.63%, 5‑15‑2044	1.0
GNMA, 5.50%, 10‑20‑2055	0.9
FNMA, 2.00%, 10‑1‑2051	0.9

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3767 02-26

Semi-Annual Shareholder Report

Government Securities Fund

February 28, 2026

SGVIX

Institutional Class

This semi-annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$24	0.48%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$360,956,405
# of portfolio holdings	281
Portfolio turnover rate	43%
Total advisory fees paid	$671,895

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	69.6
U.S. Treasury securities	22.5
Non-agency mortgage-backed securities	4.3
Corporate bonds and notes	2.8
Asset-backed securities	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 2.00%, 2‑1‑2052	4.9
U.S. Treasury Notes, 3.88%, 7‑31‑2030	3.1
FNMA, 6.00%, 7‑1‑2055	2.7
U.S. Treasury Notes, 3.38%, 11‑30‑2027	2.5
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	2.3
Resolution Funding Corp. Principal STRIPS, 0.00%, 1‑15‑2030	2.2
U.S. Treasury Notes, 3.63%, 8‑31‑2027	1.9
FHLMC, 2.50%, 11‑1‑2051	1.8
U.S. Treasury Bonds, 4.38%, 8‑15‑2043	1.4
GNMA, 5.50%, 10‑20‑2055	1.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3101 02-26

Semi-Annual Shareholder Report

Government Securities Fund

February 28, 2026

SGVDX

Class A

This semi-annual shareholder report contains important information about Government Securities Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$40	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$360,956,405
# of portfolio holdings	281
Portfolio turnover rate	43%
Total advisory fees paid	$671,895

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	69.6
U.S. Treasury securities	22.5
Non-agency mortgage-backed securities	4.3
Corporate bonds and notes	2.8
Asset-backed securities	0.8

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
FNMA, 2.00%, 2‑1‑2052	4.9
U.S. Treasury Notes, 3.88%, 7‑31‑2030	3.1
FNMA, 6.00%, 7‑1‑2055	2.7
U.S. Treasury Notes, 3.38%, 11‑30‑2027	2.5
U.S. Treasury Bonds, 4.63%, 2‑15‑2046	2.3
Resolution Funding Corp. Principal STRIPS, 0.00%, 1‑15‑2030	2.2
U.S. Treasury Notes, 3.63%, 8‑31‑2027	1.9
FHLMC, 2.50%, 11‑1‑2051	1.8
U.S. Treasury Bonds, 4.38%, 8‑15‑2043	1.4
GNMA, 5.50%, 10‑20‑2055	1.3

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3004 02-26

Semi-Annual Shareholder Report

High Yield Bond Fund

February 28, 2026

EKHIX

Institutional Class

This semi-annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$27	0.53%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$234,357,685
# of portfolio holdings	279
Portfolio turnover rate	21%
Total advisory fees paid	$494,908

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
BBB/Baa	4.0
BB/Ba	54.7
B/B	28.8
CCC/Caa and below	11.5
Not rated	1.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
EchoStar Corp., 6.75%, 11‑30‑2030	1.3
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8‑15‑2030	1.2
DaVita, Inc., 6.88%, 9‑1‑2032	1.0
Citigroup, Inc. Series HH, 6.63%, 2‑15‑2031	1.0
Rogers Communications, Inc., 7.13%, 4‑15‑2055	0.9
CoreCivic, Inc., 8.25%, 4‑15‑2029	0.9
1261229 BC Ltd., 10.00%, 4‑15‑2032	0.9
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10‑1‑2032	0.9
Carvana Co., 9.00%, 6‑1‑2030	0.8
DISH Network Corp., 11.75%, 11‑15‑2027	0.8

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2025.

Effective October 8, 2025, Chris Lee was no longer a portfolio manager of the Fund. As of this date, Brian Keller, CFA, was added as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3180 02-26

Semi-Annual Shareholder Report

High Yield Bond Fund

February 28, 2026

EKHAX

Class A

This semi-annual shareholder report contains important information about High Yield Bond Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$43	0.86%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$234,357,685
# of portfolio holdings	279
Portfolio turnover rate	21%
Total advisory fees paid	$494,908

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
BBB/Baa	4.0
BB/Ba	54.7
B/B	28.8
CCC/Caa and below	11.5
Not rated	1.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
EchoStar Corp., 6.75%, 11‑30‑2030	1.3
CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 8‑15‑2030	1.2
DaVita, Inc., 6.88%, 9‑1‑2032	1.0
Citigroup, Inc. Series HH, 6.63%, 2‑15‑2031	1.0
Rogers Communications, Inc., 7.13%, 4‑15‑2055	0.9
CoreCivic, Inc., 8.25%, 4‑15‑2029	0.9
1261229 BC Ltd., 10.00%, 4‑15‑2032	0.9
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.38%, 10‑1‑2032	0.9
Carvana Co., 9.00%, 6‑1‑2030	0.8
DISH Network Corp., 11.75%, 11‑15‑2027	0.8

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2025.

Effective October 8, 2025, Chris Lee was no longer a portfolio manager of the Fund. As of this date, Brian Keller, CFA, was added as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4323 02-26

Semi-Annual Shareholder Report

Short Duration Government Bond Fund

February 28, 2026

WSGIX

Institutional Class

This semi-annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$215,381,039
# of portfolio holdings	62
Portfolio turnover rate	127%
Total advisory fees paid	$281,157

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	78.8
U.S. Treasury securities	15.8
Asset-backed securities	4.7
Non-agency mortgage-backed securities	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.38%, 2‑29‑2028	8.0
U.S. Treasury Notes, 3.50%, 2‑15‑2029	7.7
FNMA, 3.42%, 7‑1‑2049	6.4
FNMA, 1.50%, 2‑1‑2032	5.5
FHLMC, 3.01%, 11‑1‑2048	4.2
FNMA, 2.50%, 3‑1‑2035	4.1
FNMA, 3.00%, 3‑1‑2040	3.5
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	3.2
FHLMC Series 4710 Class PD, 2.50%, 4‑15‑2045	2.8
FHLMC, 3.17%, 7‑1‑2050	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3145 02-26

Semi-Annual Shareholder Report

Short Duration Government Bond Fund

February 28, 2026

MSDRX

Class R6

This semi-annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$19	0.37%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$215,381,039
# of portfolio holdings	62
Portfolio turnover rate	127%
Total advisory fees paid	$281,157

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	78.8
U.S. Treasury securities	15.8
Asset-backed securities	4.7
Non-agency mortgage-backed securities	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.38%, 2‑29‑2028	8.0
U.S. Treasury Notes, 3.50%, 2‑15‑2029	7.7
FNMA, 3.42%, 7‑1‑2049	6.4
FNMA, 1.50%, 2‑1‑2032	5.5
FHLMC, 3.01%, 11‑1‑2048	4.2
FNMA, 2.50%, 3‑1‑2035	4.1
FNMA, 3.00%, 3‑1‑2040	3.5
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	3.2
FHLMC Series 4710 Class PD, 2.50%, 4‑15‑2045	2.8
FHLMC, 3.17%, 7‑1‑2050	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4656 02-26

Semi-Annual Shareholder Report

Short Duration Government Bond Fund

February 28, 2026

MSDAX

Class A

This semi-annual shareholder report contains important information about Short Duration Government Bond Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.76%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$215,381,039
# of portfolio holdings	62
Portfolio turnover rate	127%
Total advisory fees paid	$281,157

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Agency securities	78.8
U.S. Treasury securities	15.8
Asset-backed securities	4.7
Non-agency mortgage-backed securities	0.7

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.38%, 2‑29‑2028	8.0
U.S. Treasury Notes, 3.50%, 2‑15‑2029	7.7
FNMA, 3.42%, 7‑1‑2049	6.4
FNMA, 1.50%, 2‑1‑2032	5.5
FHLMC, 3.01%, 11‑1‑2048	4.2
FNMA, 2.50%, 3‑1‑2035	4.1
FNMA, 3.00%, 3‑1‑2040	3.5
GNMA Series 2022-189 Class DC, 2.50%, 10‑20‑2051	3.2
FHLMC Series 4710 Class PD, 2.50%, 4‑15‑2045	2.8
FHLMC, 3.17%, 7‑1‑2050	2.6

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR0932 02-26

Semi-Annual Shareholder Report

Short-Term Bond Plus Fund

February 28, 2026

SSHIX

Institutional Class

This semi-annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$15	0.29%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$750,849,552
# of portfolio holdings	376
Portfolio turnover rate	66%
Total advisory fees paid	$638,896

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	31.5
U.S. Treasury securities	15.4
Asset-backed securities	13.5
Agency securities	12.0
Yankee corporate bonds and notes	11.2
Non-agency mortgage-backed securities	10.6
Foreign government bonds	2.6
Yankee government bonds	1.5
Foreign corporate bonds and notes	1.3
Investment companies	0.3
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.50%, 2‑15‑2029	6.1
U.S. Treasury Notes, 3.63%, 8‑31‑2027	4.2
U.S. Treasury Notes, 3.75%, 8‑15‑2027	2.9
GNMA, 5.50%, 10‑20‑2055	2.3
U.S. Treasury Notes, 3.50%, 1‑31‑2028	2.0
FNMA, 6.00%, 5‑1‑2055	1.7
GNMA, 6.00%, 9‑20‑2055	1.3
GNMA, 5.50%, 6‑20‑2054	1.0
GNMA, 5.00%, 11‑20‑2054	0.8
FNMA, 6.50%, 11‑1‑2054	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3102 02-26

Semi-Annual Shareholder Report

Short-Term Bond Plus Fund

February 28, 2026

SSTYX

Class R6

This semi-annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$12	0.24%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$750,849,552
# of portfolio holdings	376
Portfolio turnover rate	66%
Total advisory fees paid	$638,896

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	31.5
U.S. Treasury securities	15.4
Asset-backed securities	13.5
Agency securities	12.0
Yankee corporate bonds and notes	11.2
Non-agency mortgage-backed securities	10.6
Foreign government bonds	2.6
Yankee government bonds	1.5
Foreign corporate bonds and notes	1.3
Investment companies	0.3
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.50%, 2‑15‑2029	6.1
U.S. Treasury Notes, 3.63%, 8‑31‑2027	4.2
U.S. Treasury Notes, 3.75%, 8‑15‑2027	2.9
GNMA, 5.50%, 10‑20‑2055	2.3
U.S. Treasury Notes, 3.50%, 1‑31‑2028	2.0
FNMA, 6.00%, 5‑1‑2055	1.7
GNMA, 6.00%, 9‑20‑2055	1.3
GNMA, 5.50%, 6‑20‑2054	1.0
GNMA, 5.00%, 11‑20‑2054	0.8
FNMA, 6.50%, 11‑1‑2054	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4812 02-26

Semi-Annual Shareholder Report

Short-Term Bond Plus Fund

February 28, 2026

SSTVX

Class A

This semi-annual shareholder report contains important information about Short-Term Bond Plus Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$26	0.51%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$750,849,552
# of portfolio holdings	376
Portfolio turnover rate	66%
Total advisory fees paid	$638,896

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	31.5
U.S. Treasury securities	15.4
Asset-backed securities	13.5
Agency securities	12.0
Yankee corporate bonds and notes	11.2
Non-agency mortgage-backed securities	10.6
Foreign government bonds	2.6
Yankee government bonds	1.5
Foreign corporate bonds and notes	1.3
Investment companies	0.3
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.50%, 2‑15‑2029	6.1
U.S. Treasury Notes, 3.63%, 8‑31‑2027	4.2
U.S. Treasury Notes, 3.75%, 8‑15‑2027	2.9
GNMA, 5.50%, 10‑20‑2055	2.3
U.S. Treasury Notes, 3.50%, 1‑31‑2028	2.0
FNMA, 6.00%, 5‑1‑2055	1.7
GNMA, 6.00%, 9‑20‑2055	1.3
GNMA, 5.50%, 6‑20‑2054	1.0
GNMA, 5.00%, 11‑20‑2054	0.8
FNMA, 6.50%, 11‑1‑2054	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3005 02-26

Semi-Annual Shareholder Report

February 28, 2026

Short-Term High Income Fund

Institutional Class

STYIX

This semi-annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$25	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$2,514,637,475
# of portfolio holdings	197
Portfolio turnover rate	24%
Total advisory fees paid	$4,958,035

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Discovery Global Holdings, Inc., 4.05%, 3‑15‑2029	1.5
Venture Global LNG, Inc., 8.13%, 6‑1‑2028	1.4
GEO Group, Inc., 8.63%, 4‑15‑2029	1.4
Cloud Software Group, Inc., 6.50%, 3‑31‑2029	1.2
Royal Caribbean Cruises Ltd., 5.38%, 7‑15‑2027	1.2
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2
Sirius XM Radio LLC, 5.00%, 8‑1‑2027	1.1
Emera, Inc. Series 16-A, 6.75%, 6‑15‑2076	1.1

Short-Term High Income Fund

Semi-Annual Shareholder Report | February 28, 2026

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	0.2
AA/Aa	1.6
BBB/Baa	4.9
BB/Ba	66.6
B/B	26.1
CCC/Caa and below	0.2
Not rated	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	38.0
1-3 years	43.4
3-5 years	18.4
5-10 years	0.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2025.

Effective October 8, 2025, Chris Lee was no longer a portfolio manager of the Fund. As of this date, Brian Keller, CFA, was added as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3170 02-26

Semi-Annual Shareholder Report

February 28, 2026

Short-Term High Income Fund

Class C

WFHYX

This semi-annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$78	1.55%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$2,514,637,475
# of portfolio holdings	197
Portfolio turnover rate	24%
Total advisory fees paid	$4,958,035

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Discovery Global Holdings, Inc., 4.05%, 3‑15‑2029	1.5
Venture Global LNG, Inc., 8.13%, 6‑1‑2028	1.4
GEO Group, Inc., 8.63%, 4‑15‑2029	1.4
Cloud Software Group, Inc., 6.50%, 3‑31‑2029	1.2
Royal Caribbean Cruises Ltd., 5.38%, 7‑15‑2027	1.2
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2
Sirius XM Radio LLC, 5.00%, 8‑1‑2027	1.1
Emera, Inc. Series 16-A, 6.75%, 6‑15‑2076	1.1

Short-Term High Income Fund

Semi-Annual Shareholder Report | February 28, 2026

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	0.2
AA/Aa	1.6
BBB/Baa	4.9
BB/Ba	66.6
B/B	26.1
CCC/Caa and below	0.2
Not rated	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	38.0
1-3 years	43.4
3-5 years	18.4
5-10 years	0.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2025.

Effective October 8, 2025, Chris Lee was no longer a portfolio manager of the Fund. As of this date, Brian Keller, CFA, was added as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3541 02-26

Semi-Annual Shareholder Report

February 28, 2026

Short-Term High Income Fund

Class A

SSTHX

This semi-annual shareholder report contains important information about Short-Term High Income Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

This report describes changes to the Fund that occurred either during or after the reporting period.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$40	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$2,514,637,475
# of portfolio holdings	197
Portfolio turnover rate	24%
Total advisory fees paid	$4,958,035

What did the Fund invest in?

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
Discovery Global Holdings, Inc., 4.05%, 3‑15‑2029	1.5
Venture Global LNG, Inc., 8.13%, 6‑1‑2028	1.4
GEO Group, Inc., 8.63%, 4‑15‑2029	1.4
Cloud Software Group, Inc., 6.50%, 3‑31‑2029	1.2
Royal Caribbean Cruises Ltd., 5.38%, 7‑15‑2027	1.2
Kinetik Holdings LP, 6.63%, 12‑15‑2028	1.2
Churchill Downs, Inc., 5.50%, 4‑1‑2027	1.2
FTAI Aviation Investors LLC, 5.50%, 5‑1‑2028	1.2
Sirius XM Radio LLC, 5.00%, 8‑1‑2027	1.1
Emera, Inc. Series 16-A, 6.75%, 6‑15‑2076	1.1

Short-Term High Income Fund

Semi-Annual Shareholder Report | February 28, 2026

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	0.2
AA/Aa	1.6
BBB/Baa	4.9
BB/Ba	66.6
B/B	26.1
CCC/Caa and below	0.2
Not rated	0.4
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)

Table Summary
0-1 year	38.0
1-3 years	43.4
3-5 years	18.4
5-10 years	0.2

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since September 1, 2025.

Effective October 8, 2025, Chris Lee was no longer a portfolio manager of the Fund. As of this date, Brian Keller, CFA, was added as a portfolio manager of the Fund.

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3017 02-26

Semi-Annual Shareholder Report

Ultra Short-Term Income Fund

February 28, 2026

SADIX

Institutional Class

This semi-annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,818,206,278
# of portfolio holdings	702
Portfolio turnover rate	26%
Total advisory fees paid	$1,102,533

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	33.7
Asset-backed securities	26.5
Investment companies	9.8
Non-agency mortgage-backed securities	9.0
U.S. Treasury securities	8.1
Yankee corporate bonds and notes	8.0
Agency securities	4.2
Yankee government bonds	0.6
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.75%, 8‑31‑2026	5.3
JPMorgan Limited Duration Bond ETF	2.5
Vanguard Ultra Short Bond ETF	2.5
U.S. Treasury Notes, 4.50%, 7‑15‑2026	1.9
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.7
Vanguard Short-Term Corporate Bond ETF	1.1
Centerpoint Energy Restoration Bond Co. III LLC Series A-1, 3.90%, 12‑15‑2031	1.1
iShares 0-5 Year High Yield Corporate Bond ETF	1.0
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07%, 4‑15‑2032	0.9
OneMain Financial Issuance Trust Series 2021-1A Class A1, 1.55%, 6‑16‑2036	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3104 02-26

Semi-Annual Shareholder Report

Ultra Short-Term Income Fund

February 28, 2026

WUSNX

Class A2

This semi-annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A2	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,818,206,278
# of portfolio holdings	702
Portfolio turnover rate	26%
Total advisory fees paid	$1,102,533

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	33.7
Asset-backed securities	26.5
Investment companies	9.8
Non-agency mortgage-backed securities	9.0
U.S. Treasury securities	8.1
Yankee corporate bonds and notes	8.0
Agency securities	4.2
Yankee government bonds	0.6
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.75%, 8‑31‑2026	5.3
JPMorgan Limited Duration Bond ETF	2.5
Vanguard Ultra Short Bond ETF	2.5
U.S. Treasury Notes, 4.50%, 7‑15‑2026	1.9
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.7
Vanguard Short-Term Corporate Bond ETF	1.1
Centerpoint Energy Restoration Bond Co. III LLC Series A-1, 3.90%, 12‑15‑2031	1.1
iShares 0-5 Year High Yield Corporate Bond ETF	1.0
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07%, 4‑15‑2032	0.9
OneMain Financial Issuance Trust Series 2021-1A Class A1, 1.55%, 6‑16‑2036	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR5101 02-26

Semi-Annual Shareholder Report

Ultra Short-Term Income Fund

February 28, 2026

SADAX

Class A

This semi-annual shareholder report contains important information about Ultra Short-Term Income Fund for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$22	0.44%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to waive fees and/or reimburse certain expenses to the extent necessary to cap the Fund's total annual fund operating expense ratio at a specific amount. Without this cap, the costs shown above may have been higher. Please see the prospectus for the amount and the expiration date of the cap. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,818,206,278
# of portfolio holdings	702
Portfolio turnover rate	26%
Total advisory fees paid	$1,102,533

What did the Fund invest in?

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Table Summary
Corporate bonds and notes	33.7
Asset-backed securities	26.5
Investment companies	9.8
Non-agency mortgage-backed securities	9.0
U.S. Treasury securities	8.1
Yankee corporate bonds and notes	8.0
Agency securities	4.2
Yankee government bonds	0.6
Municipal obligations	0.1

TOP TEN HOLDINGS (% OF NET ASSETS)

Table Summary
U.S. Treasury Notes, 3.75%, 8‑31‑2026	5.3
JPMorgan Limited Duration Bond ETF	2.5
Vanguard Ultra Short Bond ETF	2.5
U.S. Treasury Notes, 4.50%, 7‑15‑2026	1.9
State Street SPDR Portfolio Short Term Corporate Bond ETF	1.7
Vanguard Short-Term Corporate Bond ETF	1.1
Centerpoint Energy Restoration Bond Co. III LLC Series A-1, 3.90%, 12‑15‑2031	1.1
iShares 0-5 Year High Yield Corporate Bond ETF	1.0
Santander Drive Auto Receivables Trust Series 2026-1 Class B, 4.07%, 4‑15‑2032	0.9
OneMain Financial Issuance Trust Series 2021-1A Class A1, 1.55%, 6‑16‑2036	0.7

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR3006 02-26

Semi-Annual Shareholder Report

Managed Account CoreBuilder® Shares - Series CP

February 28, 2026

WFCPX

This semi-annual shareholder report contains important information about Managed Account CoreBuilder® Shares - Series CP for the period from September 1, 2025 to February 28, 2026. You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-866-701-2575.

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

Table Summary
CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Managed Account CoreBuilder® Shares - Series CP	$0	0.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund. This commitment has an indefinite term. Without this commitment, the costs shown above would have been higher. See the prospectus for expenses excluded from this commitment.

KEY FUND STATISTICS

Table Summary
Total net assets	$1,139,158,711
# of portfolio holdings	570
Portfolio turnover rate	138%
Total advisory fees paid	$0

What did the Fund invest in?

CREDIT QUALITY (% OF LONG-TERM FIXED INCOME INVESTMENTS)Footnote Reference*

Table Summary
AAA/Aaa	12.6
AA/Aa	31.2
A/A	16.2
BBB/Baa	19.1
BB/Ba	12.2
B/B	2.5
CCC/Caa and below	0.2
Not rated	6.0
Footnote	Description
Footnote*	The ratings indicated are from Standard & Poor's, Fitch Ratings Ltd., and/or Moody's Investors Service. The percentage of the Fund's portfolio with the ratings depicted in the chart are calculated based on long-term fixed income investments of the Fund. If the security was rated by all three ratings agencies, the middle rating was used. If rated by two out of the three ratings agencies, the lower was used, and if rated by one of the agencies, that rating was used. Credit quality is subject to change and may have changed since the date specified.

EFFECTIVE MATURITY (% OF LONG-TERM  INVESTMENTS)

Table Summary
0-1 year	5.0
1-3 years	28.9
3-5 years	34.4
5-10 years	17.0
10-20 years	7.3
20-30 years	6.6
30+ years	0.8

For more information

You can find additional information on the Fund's website at allspringglobal.com, including its:

         - Prospectus  - Financial Information  - Fund holdings  - Proxy voting information

SAR4903 02-26

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

(a) The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Allspring Core Plus Bond Fund
Long Form Financial Statements
Semi-Annual Report
February 28, 2026

Allspring Core Plus Bond Fund | 1

Portfolio of investments—February 28, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 28.42%
FHLMC	2.00%	10-1-2051	$38,008,780	$31,647,693
FHLMC	2.00	1-1-2052	34,117,678	28,375,875
FHLMC	2.00	3-1-2052	23,130,568	19,244,780
FHLMC	2.00	6-1-2052	7,607,343	6,319,948
FHLMC	2.50	8-1-2037	4,167,663	3,974,543
FHLMC	2.50	9-1-2050	8,942,857	7,766,956
FHLMC	2.50	12-1-2050	24,251,051	21,076,839
FHLMC	2.50	6-1-2051	99,492,797	86,409,975
FHLMC	2.50	11-1-2051	8,414,499	7,437,424
FHLMC	2.50	4-1-2052	26,709,847	23,287,597
FHLMC	3.00	9-1-2034	206,094	201,057
FHLMC	3.00	6-1-2050	422,142	389,132
FHLMC	3.00	7-1-2050	1,323,917	1,220,426
FHLMC	3.00	8-1-2050	1,818,388	1,665,290
FHLMC	3.00	11-1-2050	23,639,471	21,485,314
FHLMC	3.00	3-1-2052	211,978	193,413
FHLMC	3.00	5-1-2052	17,513,932	15,939,914
FHLMC	3.00	6-1-2052	448,620	406,601
FHLMC	3.00	6-1-2053	14,701,024	13,346,007
FHLMC	3.50	7-1-2038	10,820,763	10,589,349
FHLMC	3.50	12-1-2045	780,040	752,158
FHLMC	3.50	5-1-2052	84,897	80,313
FHLMC	3.50	12-1-2052	7,091,658	6,686,655
FHLMC	4.00	6-1-2037	2,029,771	2,013,307
FHLMC	4.00	4-1-2038	11,710,987	11,622,438
FHLMC	4.00	6-1-2044	467,762	463,347
FHLMC	4.00	5-1-2049	816,056	804,520
FHLMC	4.00	6-1-2052	4,903,466	4,789,069
FHLMC	4.00	8-1-2052	6,810,287	6,638,939
FHLMC	4.00	11-1-2053	18,596,595	18,102,221
FHLMC	4.00	5-1-2054	13,079,362	12,718,136
FHLMC	4.50	5-1-2053	11,921,659	11,871,040
FHLMC	5.00	6-1-2036	56,967	58,617
FHLMC	5.00	8-1-2040	59,141	60,970
FHLMC	5.00	7-1-2052	17,188,497	17,507,191
FHLMC	5.00	11-1-2052	15,357,613	15,499,136
FHLMC	5.00	5-1-2053	10,831,432	10,961,928
FHLMC	5.00	12-1-2053	10,383,163	10,516,188
FHLMC	5.00	12-1-2054	17,205,930	17,300,264
FHLMC	5.50	8-1-2038	15,569	16,220
FHLMC	5.50	12-1-2038	121,802	126,888
FHLMC	5.50	6-1-2040	227,131	236,079
FHLMC	5.50	11-1-2052	89,717	91,651
FHLMC	5.50	3-1-2053	61,220,584	62,529,711
FHLMC	5.50	9-1-2053	18,945,546	19,420,942
FHLMC	5.50	1-1-2054	53,789,011	54,762,559
FHLMC	5.50	2-1-2055	16,347,301	16,618,230
FHLMC	5.50	9-1-2055	50,842,744	51,685,432
The accompanying notes are an integral part of these financial statements.
2 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC	6.00%	5-1-2054	$26,712,840	$27,403,053
FHLMC	6.00	9-1-2054	10,919,341	11,209,582
FHLMC	6.50	7-1-2055	43,685,151	45,363,008
FHLMC	6.50	9-1-2055	16,834,859	17,483,181
FHLMC	8.00	2-1-2030	20	20
FHLMC Structured Pass-Through Certificates Series T-42 Class A5	7.50	2-25-2042	686,234	748,787
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.88	7-25-2043	21,280	20,980
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	4.23	10-25-2043	92,678	79,658
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	89,593	82,259
FHLMC (RFUCCT1Y+1.33%)±	5.58	1-1-2036	2,085	2,121
FNMA	2.00	4-1-2051	21,191,451	17,566,206
FNMA	2.00	5-1-2051	66,552,593	55,518,820
FNMA	2.00	8-1-2051	10,061,593	8,384,016
FNMA	2.00	10-1-2051	114,270,636	95,111,642
FNMA	2.00	12-1-2051	9,081,276	7,553,006
FNMA	2.00	1-1-2052	21,717,777	18,006,655
FNMA	2.00	2-1-2052	30,638,738	25,501,819
FNMA	2.00	6-1-2052	2,506,606	2,083,210
FNMA	2.50	12-1-2050	16,863,833	14,665,506
FNMA	2.50	12-1-2051	31,989,705	27,772,198
FNMA	2.50	1-1-2052	9,149,389	7,960,080
FNMA	2.50	2-1-2052	15,272,713	13,259,122
FNMA	3.00	11-1-2045	419,403	390,548
FNMA	3.00	12-1-2045	1,065,416	992,888
FNMA	3.00	12-1-2046	582,903	538,536
FNMA	3.00	8-1-2050	1,524,363	1,390,971
FNMA	3.00	10-1-2051	18,822,081	17,156,539
FNMA	3.00	11-1-2051	31,561,428	28,797,511
FNMA	3.00	1-1-2052	6,874,199	6,224,311
FNMA	3.00	2-1-2052	6,428,798	5,856,246
FNMA	3.00	6-1-2052	18,345,689	16,625,770
FNMA	3.00	8-1-2052	20,373,616	18,460,156
FNMA%%	3.00	3-12-2056	10,650,000	9,629,603
FNMA	3.48	3-1-2029	884,386	880,430
FNMA	3.50	12-1-2037	11,789,728	11,536,255
FNMA	3.50	10-1-2043	435,613	420,398
FNMA	3.50	4-1-2045	61,035	58,877
FNMA	3.50	8-1-2045	928,270	895,447
FNMA	3.50	3-1-2048	1,985,665	1,894,518
FNMA	3.50	5-1-2052	9,037,963	8,527,619
FNMA	3.50	6-1-2052	63,559,047	60,033,369
FNMA	3.50	8-1-2052	13,569,925	12,811,394
FNMA	3.50	9-1-2052	18,845,997	17,784,571
FNMA%%	3.50	3-12-2056	50,880,000	47,943,229
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 3

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.62%	3-1-2029	$417,478	$416,888
FNMA	4.00	8-1-2037	4,145,411	4,116,680
FNMA	4.00	9-1-2037	3,954,555	3,927,146
FNMA	4.00	1-1-2038	3,666,776	3,639,194
FNMA	4.00	11-1-2039	6,597,564	6,545,678
FNMA	4.00	2-1-2046	110,315	109,070
FNMA	4.00	4-1-2046	641,493	634,515
FNMA	4.00	6-1-2048	661,138	647,781
FNMA	4.00	2-1-2050	889,485	875,580
FNMA	4.00	10-1-2052	43,977,887	42,787,624
FNMA	4.00	6-1-2053	22,838,916	22,281,308
FNMA	4.00	9-1-2053	11,473,830	11,171,179
FNMA	4.50	11-1-2048	595,539	598,203
FNMA	4.50	6-1-2052	36,401,440	36,161,214
FNMA	4.50	9-1-2052	32,060,606	31,892,087
FNMA	4.50	4-1-2053	29,439,369	29,310,010
FNMA	5.00	2-1-2036	6,378	6,555
FNMA	5.00	6-1-2040	17,699	18,226
FNMA	5.00	8-1-2040	460,784	471,592
FNMA	5.00	3-1-2053	5,443,883	5,503,619
FNMA	5.00	11-1-2054	28,470,616	28,627,440
FNMA	5.00	11-1-2055	23,835,489	23,964,964
FNMA%%	5.00	3-15-2056	12,710,000	12,767,010
FNMA	5.50	8-1-2034	23,761	24,513
FNMA	5.50	2-1-2035	6,985	7,220
FNMA	5.50	8-1-2038	149,604	153,497
FNMA	5.50	2-1-2053	34,366,861	35,093,446
FNMA	5.50	6-1-2053	10,512,578	10,770,578
FNMA	5.50	1-1-2054	13,373,847	13,622,034
FNMA	5.50	12-1-2054	18,530,039	18,839,029
FNMA	5.50	1-1-2055	81,463,423	82,817,692
FNMA	5.50	1-1-2056	15,582,442	15,844,296
FNMA%%	5.50	3-12-2056	10,600,000	10,769,948
FNMA	6.00	10-1-2037	153,692	162,468
FNMA	6.00	11-1-2037	8,815	9,291
FNMA	6.00	6-1-2054	11,999,535	12,445,270
FNMA%%	6.00	3-15-2055	37,955,000	38,929,998
FNMA	6.00	5-1-2055	144,348,033	148,078,091
FNMA	6.00	9-1-2055	17,411,813	17,866,970
FNMA	6.50	7-1-2036	6,774	7,165
FNMA	6.50	11-1-2036	1,002	1,054
FNMA	6.50	11-1-2054	50,285,862	52,221,700
FNMA	6.50	9-1-2055	17,249,979	17,908,918
FNMA	7.00	7-1-2036	4,186	4,386
FNMA	7.00	11-1-2037	2,426	2,512
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.09	11-1-2038	6,687	6,996
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.27	8-1-2036	128,676	134,071
FNMA (RFUCCT1Y+1.61%)±	6.16	3-1-2046	123,733	128,427
The accompanying notes are an integral part of these financial statements.
4 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1Y+1.61%)±	6.61%	5-1-2046	$134,386	$139,596
FNMA (RFUCCT1Y+1.73%)±	6.48	9-1-2036	2,805	2,896
FNMA (RFUCCT1Y+1.81%)±	6.52	8-1-2036	12,158	12,621
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	2,927	3,141
FNMA Series 2003-W14 Class 2A±±	4.99	1-25-2043	82,497	81,148
FNMA Series 2003-W8 Class 4A±±	4.97	11-25-2042	41,159	41,791
FNMA Series 2004-W11 Class 1A3	7.00	5-25-2044	473,735	482,822
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	102,366	107,562
FNMA Series 2005-W4 Class 3A±±	5.62	6-25-2045	17,555	17,959
GNMA	2.00	1-20-2052	12,491,214	10,584,069
GNMA	2.00	3-20-2052	28,725,211	24,339,350
GNMA	2.50	8-20-2051	69,598,553	61,457,725
GNMA	2.50	9-20-2051	15,782,816	13,936,682
GNMA	2.50	12-20-2051	10,623,142	9,380,493
GNMA	2.50	1-20-2052	17,391,286	15,356,968
GNMA	2.50	3-20-2052	12,514,804	11,050,878
GNMA	2.50	4-20-2052	17,016,601	15,026,067
GNMA	2.50	5-20-2052	27,531,482	24,310,949
GNMA	3.00	11-20-2045	865,787	806,654
GNMA	3.00	4-20-2051	3,920,815	3,602,384
GNMA	3.00	3-20-2052	344,895	316,525
GNMA	3.00	4-20-2052	9,275,070	8,513,455
GNMA	3.00	5-20-2052	54,246,541	49,791,896
GNMA	3.00	6-20-2052	4,909,103	4,505,288
GNMA	3.50	9-20-2047	483,403	464,018
GNMA	3.50	12-20-2047	1,038,085	995,491
GNMA	3.50	4-20-2052	12,224,172	11,582,697
GNMA	3.50	5-20-2052	4,540,168	4,314,524
GNMA	3.50	8-20-2052	11,011,261	10,413,276
GNMA	3.50	9-20-2052	16,969,749	16,136,896
GNMA	3.50	2-20-2055	9,394,133	8,820,550
GNMA	4.00	12-20-2047	556,647	545,671
GNMA	4.00	11-20-2052	11,327,914	10,991,406
GNMA	4.50	8-20-2049	183,353	183,406
GNMA	4.50	7-20-2052	9,148,118	9,114,074
GNMA	4.50	9-20-2052	5,980,527	5,957,349
GNMA	4.50	3-20-2053	15,049,969	14,972,316
GNMA	4.50	11-20-2054	8,629,217	8,539,967
GNMA	4.50	4-20-2055	10,433,805	10,322,700
GNMA	5.00	7-20-2040	147,461	152,355
GNMA	5.00	9-20-2052	7,060,413	7,124,016
GNMA	5.00	4-20-2053	4,238,837	4,271,033
GNMA	5.00	6-20-2053	13,193,926	13,307,581
GNMA	5.00	8-20-2053	7,085,374	7,140,246
GNMA	5.00	4-20-2054	11,495,072	11,569,157
GNMA	5.00	10-20-2054	14,549,786	14,621,198
GNMA	5.00	11-20-2054	158,776,300	159,551,530
GNMA%%	5.00	3-19-2056	52,760,000	52,939,004
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 5

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA	5.50%	12-20-2052	$10,875,647	$11,108,945
GNMA	5.50	4-20-2053	12,503,794	12,784,236
GNMA	5.50	8-20-2054	15,162,826	15,377,580
GNMA	5.50	9-20-2054	57,504,529	58,499,679
GNMA	5.50	12-20-2054	69,930,950	71,076,281
GNMA	5.50	10-20-2055	98,402,831	99,796,662
GNMA	6.00	8-20-2054	44,095,571	45,072,769
GNMA	6.00	9-20-2054	44,837,467	45,824,763
GNMA	6.00	9-20-2055	21,075,426	21,543,261
GNMA	7.50	12-15-2029	83	85
GNMA Series 2008-22 Class XMƒ±±	1.37	2-16-2050	214,747	1,997
Total agency securities (Cost $3,033,186,753)				3,080,845,168
Asset-backed securities: 9.59%
ACHM Mortgage Trust Series 2024-HE1 Class A144A	6.55	5-25-2039	3,155,625	3,245,320
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	7,977,795	8,405,203
ACHM Trust Series 2024-HE2 Class A144A	5.35	10-25-2039	4,650,014	4,724,315
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	13,104,998	13,482,576
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	4.97	8-18-2042	9,300,000	9,290,570
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	2,500,000	2,506,542
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	2,881,000	2,847,028
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	7,595,000	7,718,622
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,492,794	1,385,536
AREIT Trust Series 2025-CRE11 Class A (U.S. SOFR 1 Month+1.55%)144A±	5.21	7-25-2043	5,225,000	5,234,309
Avant Loans Funding Trust Series 2024-REV1 Class B144A	6.17	10-15-2033	1,240,000	1,243,856
Avis Budget Rental Car Funding AESOP LLC Series 2024-3A Class A144A	5.23	12-20-2030	1,000,000	1,036,458
Avis Budget Rental Car Funding AESOP LLC Series 2025-4A Class A144A	4.40	2-20-2032	24,480,000	24,678,041
Bastion Funding I LLC Series 2023-1A Class A2144A	7.12	4-25-2038	7,669,215	7,738,821
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	6,515,000	6,385,241
BHG Securitization Trust Series 2025-1CON Class B144A	5.26	4-17-2036	4,903,213	4,981,619
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	614,228	618,763
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	1,168,000	1,191,644
Blue Stream Issuer LLC Series 2023-1A Class A2144A	5.40	5-20-2053	3,500,000	3,519,671
Blue Stream Issuer LLC Series 2024-1A Class B144A	6.04	11-20-2054	2,350,000	2,402,367
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	19,104,000	19,370,822
Cajun Global LLC Series 2025-2A Class A2144A	5.91	11-20-2055	6,184,500	6,288,232
Camber Credit Auto Trust Series 2026-1A Class A144A♦	5.63	12-15-2031	7,115,000	7,115,000
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	18,589,000	18,831,666
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	2,500,000	2,469,791
The accompanying notes are an integral part of these financial statements.
6 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50%	3-26-2055	$18,370,000	$18,157,639
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	1,292,619	1,307,831
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	3,290,000	3,302,628
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	12,370,000	12,932,620
Cogent IPv4 LLC Series 2025-1A Class A2144A	6.65	4-25-2055	21,950,000	22,802,163
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC Series 2025-1A Class A2144A	6.00	5-20-2055	2,820,000	2,890,961
CoreVest American Finance Trust Series 2021-3 Class B144A	2.49	10-15-2054	355,000	348,542
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	10,674,697	10,905,410
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	17,250,000	17,291,486
DataBank Issuer LLC Series 2026-1A Class A2144A	5.81	2-25-2056	18,730,000	19,040,110
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	15,500,000	15,633,751
Diversified ABS X LLC Series 2025-1A Class A1144A	5.95	2-28-2045	4,641,840	4,674,607
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	3,727,028	3,545,372
ECMC Group Student Loan Trust Series 2020-3A Class A1B (30 Day Average U.S. SOFR+1.11%)144A±	4.78	1-27-2070	1,866,692	1,873,272
Edgeconnex Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	12,049,763	12,250,271
Edsouth Indenture No. 9 LLC Series 2015-1 Class A (30 Day Average U.S. SOFR+0.91%)144A±	4.58	10-25-2056	260,134	259,245
Enterprise Fleet Financing LLC Series 2023-2 Class A3144A	5.50	4-22-2030	7,185,000	7,296,582
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	7,898,866	8,027,832
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	5,701,977	5,864,900
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	2,396,078	2,468,766
FIGRE Trust Series 2024-HE2 Class A144A±±	6.38	5-25-2054	5,030,693	5,175,639
FIGRE Trust Series 2024-HE5 Class A144A±±	5.44	10-25-2054	4,088,112	4,147,504
FIGRE Trust Series 2025-HE1 Class A144A±±	5.83	1-25-2055	2,698,850	2,746,877
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,178,064	1,163,268
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	6,770,000	6,682,139
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	8,675,000	8,537,343
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	3,130,375	3,220,045
Flexential Issuer LLC Series 2025-1A Class A2144A	6.03	10-25-2060	8,050,000	8,182,133
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	4,395,429	4,345,116
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class B144A	5.31	5-15-2028	4,000,000	4,010,792
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	4,467,043	4,597,592
FREED Mortgage Trust Series 2022-HE1 Class B144A±±	7.00	10-25-2037	6,890,597	7,225,372
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	5.57	11-16-2036	3,000,000	3,012,641
FS Rialto Issuer LLC Series 2025-FL10 Class C (U.S. SOFR 1 Month+2.15%)144A±	5.81	8-19-2042	1,895,000	1,893,818
FS Rialto Issuer LLC Series 2026-FL11 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.30	1-19-2044	23,520,000	23,600,899
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 7

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±	5.18%	8-15-2028	$1,350,000	$1,351,824
Hertz Vehicle Financing III LLC Series 2023-2A Class A144A	5.57	9-25-2029	3,695,000	3,813,079
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	10,700,000	11,275,766
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	15,171,882	15,159,819
Hotwire Funding LLC Series 2023-1A Class A2144A	5.69	5-20-2053	16,750,000	16,896,867
Hyundai Auto Receivables Trust Series 2026-A Class C	4.31	6-15-2033	5,135,000	5,168,609
ICG U.S. CLO Ltd. Series 2014-1A Class BR3 (U.S. SOFR 3 Month+1.75%)144A±%%	5.42	10-20-2034	4,400,000	4,400,000
ICG U.S. CLO Ltd. Series 2014-1A Class BR2 (U.S. SOFR 3 Month+2.71%)144A±	6.38	10-20-2034	4,400,000	4,400,000
Jack in the Box Funding LLC Series 2022-1A Class A2II144A	4.14	2-26-2052	4,784,000	4,253,186
Jersey Mike’s Funding LLC Series 2024-1A Class A2144A	5.64	2-15-2055	9,068,400	9,324,886
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	2,305,750	2,306,706
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	5,461,507	5,569,667
Lafayette Federal Credit Union Asset Trust Series 2026- HI1A Class A2144A	5.38	1-25-2046	11,945,000	12,041,518
LCM 37 Ltd. Series 37A Class A1R (U.S. SOFR 3 Month+1.06%)144A±	4.73	4-15-2034	2,755,664	2,755,651
Lendmark Funding Trust Series 2021-1A Class A144A	1.90	11-20-2031	2,065,000	2,023,509
LoanCore Issuer LLC Series 2025-CRE8 Class C (U.S. SOFR 1 Month+2.14%)144A±	5.80	8-17-2042	1,000,000	1,000,618
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	9,248,359	9,379,885
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.02	2-19-2037	5,578,341	5,576,505
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	5.87	2-19-2037	8,750,000	8,733,153
MNR ABS Issuer I LLC‡	8.12	12-15-2038	4,448,264	4,537,229
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77	7-22-2034	1,245,000	1,247,151
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	3,459,532	3,159,685
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	21,978,000	22,638,637
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	7,620,000	7,358,780
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	3,750,000	2,415,519
NextGear Floorplan Master Owner Trust Series 2024-2A Class A2144A	4.42	9-15-2029	13,650,000	13,769,125
NMABS Issuer I LLC Series 2025-1A Class B144A	5.33	11-22-2055	5,706,431	5,716,070
NMEF Funding LLC Series 2026-A Class C144A	4.71	2-15-2034	3,905,000	3,931,175
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class A5144A	3.39	11-20-2050	5,348,250	3,589,991
The accompanying notes are an integral part of these financial statements.
8 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Oak Street Investment Grade Net Lease Fund Series 2020-1A Class B1144A	5.11%	11-20-2050	$3,325,000	$1,832,894
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	4,881,906	2,984,287
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	2,046,615	2,052,943
OneMain Direct Auto Receivables Trust Series 2025-1A Class A144A	5.36	4-16-2035	6,500,000	6,791,058
OneMain Financial Issuance Trust Series 2020-2A Class A144A	1.75	9-14-2035	796,519	785,574
OWN Equipment Fund I LLC Series 2024-2M Class A144A	5.70	12-20-2032	11,043,714	11,269,036
OWN Equipment Fund II LLC Series 2025-1M Class A144A	5.48	9-26-2033	1,005,931	1,020,995
OWN Equipment Fund III LLC Series 2025-2M Class A144A	5.42	3-27-2034	15,223,130	15,429,367
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	9,018,538	9,160,683
Pagaya AI Debt Grantor Trust Series 2025-6 Class B144A	4.88	4-15-2033	10,739,010	10,727,856
Pagaya AI Debt Grantor Trust Series 2025-7 Class B144A	5.06	5-15-2033	4,245,000	4,253,476
Pagaya Point of Sale Holdings Grantor Trust Series 2025-1 Class A144A	5.72	1-20-2034	4,000,000	4,022,981
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	1,575,000	1,590,354
Planet Fitness Master Issuer LLC Series 2024-1A Class A2I144A	5.77	6-5-2054	22,885,312	23,243,859
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	1,900,000	1,899,077
PureWest ABS Issuer LLC	5.69	4-5-2040	3,528,418	3,551,914
Qdoba Funding LLC Series 2023-1A Class A2144A	8.50	9-14-2053	10,234,350	10,712,230
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	11,030,166	11,151,808
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	3,735,620	3,774,251
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	363,790	368,145
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	16,130,000	16,159,426
Retained Vantage Data Centers Issuer LLC Series 2024-1A Class A2144A	4.99	9-15-2049	22,900,000	22,938,348
Sabey Data Center Issuer LLC Series 2026-1 Class A2144A	5.48	1-20-2051	15,750,000	15,992,720
Saluda Grade Alternative Mortgage Trust Series 2023- FIG3 Class A144A±±	7.07	8-25-2053	6,764,318	7,061,342
Saluda Grade Alternative Mortgage Trust Series 2023- FIG4 Class A144A±±	6.72	11-25-2053	6,535,848	6,854,454
Scalelogix ABS U.S. Issuer LLC Series 2025-1A Class A2144A	5.67	7-25-2055	1,400,000	1,416,933
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	4,114,687	4,114,666
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 9

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
SEB Funding LLC Series 2024-1A Class A2144A	7.39%	4-30-2054	$5,700,000	$5,860,118
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	1,673,739	1,652,699
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	6,445,000	6,262,340
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	8,115,110	8,336,086
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	4,496,850	4,547,764
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	2,746,181	2,489,091
SESAC Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	2,303,000	2,356,376
SESAC Finance LLC Series 2025-1 Class A2144A	5.50	7-25-2055	5,000,000	5,010,317
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	5.06	12-17-2068	2,339,992	2,330,582
Sotheby’s ArtFi Master Trust Series 2026-1A Class B144A	4.90	6-20-2033	4,940,000	4,960,934
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	1,067,853	1,013,001
Stack Infrastructure Issuer LLC Series 2024-1A Class A2144A	5.90	3-25-2049	1,500,000	1,518,083
Starwood Ltd. Series 2022-FL3 Class A (30 Day Average U.S. SOFR+1.35%)144A±	5.01	11-15-2038	342,615	341,364
Store Master Funding I-VII XIV XIX XX XXIV Series 2023-1A Class A1144A	6.19	6-20-2053	6,903,750	6,924,604
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	3,476,000	3,467,246
Subway Funding LLC Series 2024-3A Class A23144A	5.91	7-30-2054	2,172,500	2,172,022
Switch ABS Issuer LLC Series 2024-1A Class A2144A	6.28	3-25-2054	4,890,000	4,952,031
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	13,115,000	13,153,569
Switch ABS Issuer LLC Series 2025-2A Class A22144A	5.37	10-25-2055	20,265,000	20,453,728
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	491,250	439,301
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	1,300,000	1,326,150
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063	5,738,725	5,758,167
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	2,769,000	2,797,654
Towd Point Mortgage Trust Series 2025-FIX1 Class A1144A±±	4.97	9-25-2065	17,397,805	17,482,643
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	5.31	2-15-2039	642,089	639,815
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.20	9-18-2042	10,000,000	10,013,157
TRTX Issuer Ltd. Series 2025-FL7 Class A (U.S. SOFR 1 Month+1.45%)144A±	5.11	6-18-2043	14,395,000	14,393,832
TSC SPV Funding LLC Series 2024-1A Class A2144A	6.29	8-20-2054	7,085,312	7,290,775
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	3,610,000	3,707,768
Venture 44 CLO Ltd. Series 2021-44A Class A1NR (U.S. SOFR 3 Month+1.14%)144A±	4.81	10-20-2034	4,650,000	4,652,888
Venture CLO Ltd. Series 2017-30A Class B (U.S. SOFR 3 Month+1.86%)144A±	5.53	1-15-2031	250,000	250,966
Vital Care Issuer LLC Series 2025-1A Class A2144A	6.74	1-30-2056	6,165,000	6,278,941
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	525,246	479,243
The accompanying notes are an integral part of these financial statements.
10 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Westgate Resorts LLC Series 2022-1A Class C144A	2.49%	8-20-2036	$1,131,447	$1,124,363
Wingstop Funding LLC Series 2024-1A Class A2144A	5.86	12-5-2054	3,800,000	3,946,631
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	4,698,600	4,505,866
Zayo Issuer LLC Series 2025-1A Class A2144A	5.65	3-20-2055	12,490,000	12,773,316
Zayo Issuer LLC Series 2025-2A Class A2144A	5.95	6-20-2055	3,640,000	3,755,510
Zayo Issuer LLC Series 2025-3A Class A2144A	5.57	10-20-2055	18,210,000	18,658,951
Total asset-backed securities (Cost $1,032,015,839)				1,039,160,358

	Shares
Common stocks: 0.02%
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	305,668	0
Health care: 0.02%
Health care providers & services: 0.02%
Modivcare Topco LLC†	413,952	2,328,480
Total common stocks (Cost $1,377,343)		2,328,480

			Principal
Corporate bonds and notes: 22.11%
Basic materials: 0.34%
Chemicals: 0.33%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$12,035,000	12,333,035
Chemours Co.144A	8.00	1-15-2033	6,195,000	6,300,600
LYB International Finance III LLC	5.50	3-1-2034	4,340,000	4,373,919
LYB International Finance III LLC	5.88	1-15-2036	9,165,000	9,265,762
Westlake Corp.	1.63	7-17-2029	2,750,000	3,105,411
				35,378,727
Iron/steel: 0.01%
Cleveland-Cliffs, Inc.144A	4.88	3-1-2031	1,305,000	1,238,104
Communications: 2.83%
Internet: 0.60%
Alphabet, Inc.	5.65	2-15-2056	15,540,000	15,901,427
Booking Holdings, Inc.	4.13	5-12-2033	2,500,000	3,077,626
Meta Platforms, Inc.	4.88	11-15-2035	23,870,000	24,107,680
Meta Platforms, Inc.	5.63	11-15-2055	19,380,000	18,969,633
Wayfair LLC144A	6.75	11-15-2032	3,100,000	3,159,504
				65,215,870
Media: 1.26%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	30,480,000	26,551,155
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	24,770,000	22,516,388
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 11

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85%	4-1-2061	$6,000,000	$3,628,292
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	5,420,000	3,566,534
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	16,853,000	17,663,299
Comcast Corp.	2.94	11-1-2056	7,000,000	4,082,201
Comcast Corp.	5.50	5-15-2064	9,770,000	8,999,309
Comcast Corp.	6.05	5-15-2055	9,905,000	10,142,269
News Corp.144A	3.88	5-15-2029	25,085,000	24,472,404
News Corp.144A	5.13	2-15-2032	4,470,000	4,447,148
Time Warner Cable LLC	5.50	9-1-2041	12,015,000	10,747,181
				136,816,180
Telecommunications: 0.97%
AT&T, Inc.	3.55	9-15-2055	18,760,000	12,700,907
AT&T, Inc.	5.70	11-1-2054	19,980,000	19,385,221
Level 3 Financing, Inc.144A	7.00	3-31-2034	14,325,000	14,891,474
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	7,321,500	7,372,213
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	6,815,000	6,845,530
Verizon Communications, Inc.	5.00	1-15-2036	27,645,000	27,767,228
Verizon Communications, Inc.	5.88	11-30-2055	8,315,000	8,370,669
WULF Compute LLC144A	7.75	10-15-2030	6,980,000	7,391,918
				104,725,160
Consumer, cyclical: 2.54%
Airlines: 0.60%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	16,448,408	16,263,989
Delta Air Lines Pass-Through Trust Series 2020-1 Class AA	2.00	6-10-2028	2,634,199	2,525,377
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	29,700,000	29,956,826
Southwest Airlines Co.	5.25	11-15-2035	9,655,000	9,576,038
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	6,460,906	6,855,331
				65,177,561
Auto manufacturers: 0.91%
Ford Motor Credit Co. LLC	4.00	11-13-2030	14,465,000	13,862,615
Ford Motor Credit Co. LLC	5.13	11-5-2026	12,630,000	12,702,905
Ford Motor Credit Co. LLC	5.87	10-31-2035	18,185,000	18,247,316
Hyundai Capital America144A	4.50	9-18-2030	10,410,000	10,510,024
Hyundai Capital America144A	5.30	3-19-2027	3,965,000	4,019,476
Hyundai Capital America144A	5.40	6-23-2032	23,469,000	24,639,676
Hyundai Capital America144A	5.65	6-26-2026	2,285,000	2,296,481
Hyundai Capital America144A	5.80	4-1-2030	11,235,000	11,863,356
				98,141,849
The accompanying notes are an integral part of these financial statements.
12 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Auto parts & equipment: 0.06%
Adient Global Holdings Ltd.144A	7.50%	2-15-2033	$5,870,000	$6,160,635
Entertainment: 0.08%
Cinemark USA, Inc.144A	5.25	7-15-2028	700,000	700,126
Discovery Global Holdings, Inc.	4.28	3-15-2032	8,925,000	8,199,844
				8,899,970
Home builders: 0.21%
Century Communities, Inc.144A	6.63	9-15-2033	21,490,000	21,836,311
LGI Homes, Inc.144A	8.75	12-15-2028	710,000	740,787
				22,577,098
Housewares: 0.01%
Newell Brands, Inc.	6.38	5-15-2030	1,055,000	1,058,236
Lodging: 0.14%
Las Vegas Sands Corp.	5.63	6-15-2028	7,525,000	7,709,428
Las Vegas Sands Corp.	6.20	8-15-2034	7,390,000	7,803,530
				15,512,958
Retail: 0.16%
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	3,288,000	3,303,204
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	995,000	1,002,222
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	13,180,000	13,336,578
				17,642,004
Toys/games/hobbies: 0.37%
Hasbro, Inc.	6.05	5-14-2034	8,525,000	9,153,994
Mattel, Inc.	5.00	11-17-2030	6,965,000	7,071,936
Mattel, Inc.	5.45	11-1-2041	8,147,000	7,708,945
Mattel, Inc.144A	5.88	12-15-2027	16,020,000	16,023,651
				39,958,526
Consumer, non-cyclical: 2.71%
Agriculture: 0.16%
BAT Capital Corp.	4.76	9-6-2049	5,825,000	5,020,218
BAT Capital Corp.	6.25	8-15-2055	11,680,000	12,191,153
Reynolds American, Inc.	7.00	8-4-2041	285,000	318,742
				17,530,113
Commercial services: 0.72%
Block, Inc.144A	6.00	8-15-2033	6,840,000	6,950,712
Block, Inc.	6.50	5-15-2032	5,595,000	5,755,907
GEO Group, Inc.	8.63	4-15-2029	2,190,000	2,278,730
GEO Group, Inc.	10.25	4-15-2031	1,135,000	1,218,679
Global Payments, Inc.	4.88	11-15-2030	19,810,000	19,786,771
Global Payments, Inc.	5.20	11-15-2032	14,500,000	14,585,431
Global Payments, Inc.	5.95	8-15-2052	8,960,000	8,537,192
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.	5.50	5-15-2033	10,000,000	11,695,567
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 13

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Commercial services(continued)
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00%	2-15-2027	$1,050,000	$997,056
Toll Road Investors Partnership II LP Series 1999-B (NPFGC Insured)144A¤	0.00	2-15-2028	1,150,000	1,008,954
Upbound Group, Inc.144A	6.38	2-15-2029	5,750,000	5,692,139
				78,507,138
Cosmetics/Personal Care: 0.17%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	4.75	1-15-2029	10,000,000	9,835,537
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	5.60	1-15-2031	8,105,000	8,130,717
				17,966,254
Food: 0.45%
Kroger Co.	5.50	9-15-2054	11,625,000	11,237,926
Mars, Inc.144A	5.20	3-1-2035	23,100,000	23,919,183
Mars, Inc.144A	5.70	5-1-2055	13,470,000	13,659,302
				48,816,411
Healthcare-products: 0.72%
Abbott Laboratories%%	4.65	3-15-2036	26,000,000	26,007,836
Abbott Laboratories%%	5.50	3-15-2056	22,000,000	22,075,634
Danaher Corp.	2.50	3-30-2030	2,000,000	2,338,806
Medline Borrower LP144A	3.88	4-1-2029	20,712,000	20,370,488
Thermo Fisher Scientific, Inc.	4.90	2-12-2036	7,530,000	7,660,559
				78,453,323
Healthcare-services: 0.38%
DaVita, Inc.144A	6.75	7-15-2033	9,775,000	10,149,216
UnitedHealth Group, Inc.	4.65	1-15-2031	5,905,000	6,035,740
UnitedHealth Group, Inc.	5.05	4-15-2053	10,975,000	9,977,046
UnitedHealth Group, Inc.	5.30	6-15-2035	2,480,000	2,587,830
UnitedHealth Group, Inc.	5.63	7-15-2054	10,790,000	10,645,403
UnitedHealth Group, Inc.	5.95	6-15-2055	1,305,000	1,351,461
				40,746,696
Pharmaceuticals: 0.11%
Eli Lilly & Co.	5.65	10-15-2065	11,415,000	11,555,820
Energy: 1.13%
Energy-alternate sources: 0.01%
TerraForm Power Operating LLC144A	4.75	1-15-2030	925,000	904,309
Oil & gas: 0.12%
APA Corp.	5.25	2-1-2042	5,921,000	5,215,649
ConocoPhillips Co.	5.65	1-15-2065	3,975,000	3,904,491
Coterra Energy, Inc.	5.90	2-15-2055	4,490,000	4,466,045
				13,586,185
The accompanying notes are an integral part of these financial statements.
14 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas services: 0.11%
Schlumberger Holdings Corp.144A	4.85%	5-15-2033	$11,430,000	$11,633,836
Pipelines: 0.89%
Energy Transfer LP	5.95	5-15-2054	23,000,000	22,204,543
Energy Transfer LP	6.20	4-1-2055	8,405,000	8,403,370
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	3,575,000	3,835,310
Harvest Midstream I LP144A	7.50	5-15-2032	1,415,000	1,468,746
MPLX LP	5.30	4-1-2036	12,755,000	12,869,872
Prairie Acquiror LP144A	9.00	8-1-2029	5,050,000	5,269,599
South Bow USA Infrastructure Holdings LLC	5.03	10-1-2029	17,200,000	17,587,058
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	12,345,000	12,510,435
Venture Global LNG, Inc.144A	9.50	2-1-2029	4,520,000	4,847,940
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	9,055,000	7,919,285
				96,916,158
Financial: 8.16%
Banks: 3.02%
Bank of America Corp. (5 Year Treasury Constant Maturity+1.20%)±	2.48	9-21-2036	10,785,000	9,543,180
Bank of America Corp. (U.S. SOFR+1.13%)±	5.05	2-6-2037	11,900,000	12,071,638
Bank of America Corp. (U.S. SOFR+1.74%)±	5.52	10-25-2035	22,135,000	22,715,356
Bank of America Corp. (U.S. SOFR+1.91%)±	5.43	8-15-2035	7,960,000	8,154,340
Bank of America Corp. (U.S. SOFR 3 Month+1.84%)±	3.82	1-20-2028	6,200,000	6,192,166
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	9,175,000	9,605,390
Citigroup, Inc. (U.S. SOFR+1.49%)±	5.17	9-11-2036	12,450,000	12,667,337
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	19,600,000	20,262,110
Goldman Sachs Group, Inc. (U.S. SOFR+0.96%)±	4.52	1-21-2032	12,000,000	12,074,098
Goldman Sachs Group, Inc. (U.S. SOFR+1.19%)±	5.07	1-21-2037	14,340,000	14,440,861
Goldman Sachs Group, Inc. (U.S. SOFR+1.25%)±	2.38	7-21-2032	15,720,000	14,178,712
JPMorgan Chase & Co. (U.S. SOFR+0.84%)±	4.35	1-22-2032	6,810,000	6,844,966
JPMorgan Chase & Co. (U.S. SOFR+1.02%)±	2.07	6-1-2029	16,465,000	15,792,810
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	13,975,000	14,357,089
JPMorgan Chase & Co. (U.S. SOFR+1.45%)±	5.30	7-24-2029	5,170,000	5,321,435
JPMorgan Chase & Co. (U.S. SOFR+1.64%)±	5.58	7-23-2036	26,465,000	27,523,501
Morgan Stanley Private Bank NA (U.S. SOFR+1.08%)±	4.73	7-18-2031	19,395,000	19,749,862
Morgan Stanley (5 Year Treasury Constant Maturity+1.17%)±	5.31	1-18-2041	8,380,000	8,337,418
Morgan Stanley (U.S. SOFR+1.20%)±	2.51	10-20-2032	12,080,000	10,947,873
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	7,235,000	7,444,411
Morgan Stanley (U.S. SOFR+1.59%)±	5.16	4-20-2029	8,265,000	8,452,620
Morgan Stanley (U.S. SOFR+1.71%)±	5.52	11-19-2055	12,570,000	12,537,012
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	10,725,000	10,947,352
Morgan Stanley (U.S. SOFR+1.76%)±	5.66	4-17-2036	4,845,000	5,120,176
Morgan Stanley (U.S. SOFR+1.83%)±	6.41	11-1-2029	14,845,000	15,718,024
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 15

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
National Securities Clearing Corp.144A	5.00%	5-30-2028	$5,165,000	$5,290,426
Wells Fargo & Co. (U.S. SOFR 3 Month+4.50%)±	5.01	4-4-2051	11,530,000	10,548,167
				326,838,330
Diversified financial services: 1.63%
Aircastle Ltd.144A	5.95	2-15-2029	7,925,000	8,298,373
American Express Co. (U.S. SOFR+1.22%)±	4.92	7-20-2033	3,365,000	3,447,011
American Express Co. (U.S. SOFR+1.24%)±	4.80	10-24-2036	28,295,000	28,022,954
Ares Finance Co. II LLC144A	3.25	6-15-2030	13,170,000	12,610,640
Capital One Financial Corp. (U.S. SOFR+1.51%)±	5.40	1-30-2037	33,000,000	33,299,478
Citadel Finance LLC144A	3.38	3-9-2026	8,215,000	8,212,918
Citadel Finance LLC144A	5.15	2-14-2031	7,475,000	7,444,853
Citadel Finance LLC144A	5.90	2-10-2030	13,820,000	14,179,207
Computershare U.S., Inc.	1.13	10-7-2031	7,450,000	7,778,337
Equitable America Global Funding144A	4.95	6-9-2030	21,885,000	22,359,318
Jefferies Financial Group, Inc.	5.50	2-15-2036	14,635,000	14,393,450
PRA Group, Inc.144A	5.00	10-1-2029	970,000	895,366
TPG Operating Group II LP	5.88	3-5-2034	6,843,000	7,086,325
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,025,000	1,005,251
Western Union Co.%%	4.75	6-15-2029	7,885,000	7,903,260
				176,936,741
Insurance: 2.23%
Athene Global Funding144A	5.03	7-17-2030	13,900,000	13,979,233
Athene Global Funding144A	5.54	8-22-2035	16,530,000	16,461,859
Cincinnati Financial Corp.	6.13	11-1-2034	12,735,000	13,758,827
Corebridge Global Funding144A	4.55	1-9-2031	14,805,000	14,851,034
Guardian Life Insurance Co. of America144A	4.85	1-24-2077	13,670,000	11,500,336
Loews Corp.	4.94	4-1-2036	13,080,000	13,048,245
MetLife, Inc. (5 Year Treasury Constant Maturity+1.82%)±	5.85	3-15-2056	16,180,000	16,065,845
New York Life Insurance Co.144A	3.75	5-15-2050	6,500,000	4,907,989
New York Life Insurance Co.144A	5.88	5-15-2033	13,030,000	13,949,156
Northwestern Mutual Life Insurance Co.144A	3.45	3-30-2051	18,575,000	13,300,872
Northwestern Mutual Life Insurance Co.144A	6.17	5-29-2055	6,240,000	6,732,820
Omnis Funding Trust144A	6.72	5-15-2055	19,735,000	20,570,824
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	7,490,000	7,239,080
Protective Life Corp.144A	4.70	1-15-2031	11,090,000	11,197,653
Protective Life Corp.144A	5.35	12-15-2035	10,145,000	10,294,187
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	9,136,000	8,501,151
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	2,265,000	2,225,820
RGA Global Funding144A	4.60	11-25-2030	14,040,000	14,147,088
RGA Global Funding144A	5.05	12-6-2031	12,901,000	13,232,604
The accompanying notes are an integral part of these financial statements.
16 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Transatlantic Holdings, Inc.	8.00%	11-30-2039	$6,994,000	$8,760,196
Unum Group144A	4.05	8-15-2041	8,788,000	7,291,063
				242,015,882
Investment Companies: 0.54%
Ares Capital Corp. BDC	5.10	1-15-2031	13,545,000	13,218,863
Ares Capital Corp. BDC	5.50	9-1-2030	11,160,000	11,049,377
Ares Capital Corp. BDC	5.88	3-1-2029	6,035,000	6,146,578
Ares Strategic Income Fund BDC	5.70	3-15-2028	12,440,000	12,537,787
Blue Owl Capital Corp. BDC	5.95	3-15-2029	15,000,000	14,922,987
				57,875,592
Real estate: 0.08%
CBRE Services, Inc.	4.90	1-15-2033	8,970,000	9,082,867
REITs: 0.66%
Alexandria Real Estate Equities, Inc.	5.15	4-15-2053	7,870,000	7,141,391
Alexandria Real Estate Equities, Inc.	5.25	3-15-2036	10,850,000	10,856,832
EPR Properties	3.60	11-15-2031	6,425,000	6,023,504
Essential Properties LP	2.95	7-15-2031	16,938,000	15,633,596
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	710,000	748,657
Piedmont Operating Partnership LP	2.75	4-1-2032	2,670,000	2,326,108
Piedmont Operating Partnership LP	9.25	7-20-2028	7,163,000	7,888,944
Realty Income Corp.	5.13	7-6-2034	4,700,000	6,150,225
SBA Tower Trust144A	1.63	11-15-2026	6,595,000	6,482,284
Vornado Realty LP	5.75	2-1-2033	8,300,000	8,421,288
				71,672,829
Industrial: 0.76%
Aerospace/defense: 0.06%
Boeing Co.	5.81	5-1-2050	6,600,000	6,626,665
Building materials: 0.03%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	5,000,000	3,775,057
Electronics: 0.04%
Sensata Technologies, Inc.144A	6.63	7-15-2032	4,125,000	4,318,000
Engineering & construction: 0.24%
Jacobs Solutions, Inc.%%	4.75	3-3-2031	16,145,000	16,169,569
Jacobs Solutions, Inc.%%	5.38	3-3-2036	9,310,000	9,311,571
				25,481,140
Miscellaneous manufacturing: 0.15%
Entegris, Inc.144A	4.75	4-15-2029	15,830,000	15,843,155
Trucking & leasing: 0.24%
FTAI Aviation Investors LLC144A	7.00	6-15-2032	24,680,000	25,906,670
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 17

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 1.52%
Computers: 0.09%
Hewlett Packard Enterprise Co.	5.60%	10-15-2054	$10,950,000	$10,077,561
Semiconductors: 0.39%
Foundry JV Holdco LLC144A	6.20	1-25-2037	33,455,000	35,826,674
Intel Corp.	2.80	8-12-2041	3,490,000	2,485,207
Intel Corp.	3.25	11-15-2049	5,915,000	3,872,517
				42,184,398
Software: 1.04%
Cloud Software Group, Inc.144A	8.25	6-30-2032	10,000,000	10,008,378
Intuit, Inc.	5.50	9-15-2053	13,005,000	12,308,342
Oracle Corp.	3.85	4-1-2060	6,405,000	3,896,448
Oracle Corp.	4.45	9-26-2030	19,875,000	19,492,479
Oracle Corp.	4.55	2-4-2029	7,100,000	7,113,474
Oracle Corp.	5.70	2-4-2036	34,835,000	34,854,511
Oracle Corp.	5.95	9-26-2055	13,870,000	12,205,512
Oracle Corp.	6.70	2-4-2056	13,320,000	12,917,206
				112,796,350
Utilities: 2.12%
Electric: 2.03%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	935,000	939,809
Basin Electric Power Cooperative144A	5.85	10-15-2055	7,500,000	7,548,648
CenterPoint Energy Houston Electric LLC Series AR	4.85	4-1-2036	8,645,000	8,671,728
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	9,465,000	9,825,115
Duke Energy Corp.	3.10	6-15-2028	1,600,000	1,908,414
Duke Energy Corp.	3.85	6-15-2034	7,400,000	8,858,339
Duke Energy Florida LLC	4.85	12-1-2035	6,800,000	6,851,954
Duke Energy Indiana LLC	5.40	4-1-2053	8,165,000	7,902,760
Entergy Louisiana LLC	5.65	4-15-2056	8,725,000	8,657,124
Entergy Mississippi LLC	5.80	4-15-2055	5,970,000	6,053,105
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	11,345,000	11,976,746
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055	8,790,000	9,050,325
Niagara Mohawk Power Corp.144A	6.00	7-3-2055	24,000,000	24,505,796
NRG Energy, Inc.144A	5.41	10-15-2035	9,350,000	9,449,718
PacifiCorp	5.80	1-15-2055	11,280,000	10,744,759
PG&E Corp.	5.25	7-1-2030	1,055,000	1,055,874
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	17,235,000	17,829,659
PSEG Power LLC144A	5.75	5-15-2035	12,505,000	13,094,762
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63	4-1-2055	11,850,000	12,045,146
Southern California Edison Co.	3.65	2-1-2050	1,655,000	1,186,058
Southern California Edison Co.	5.75	4-15-2054	9,175,000	8,830,496
Vistra Operations Co. LLC144A	3.70	1-30-2027	1,175,000	1,169,572
Vistra Operations Co. LLC144A	4.60	10-15-2030	11,510,000	11,582,835
The accompanying notes are an integral part of these financial statements.
18 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Vistra Operations Co. LLC144A	5.00%	7-31-2027		$9,215,000	$9,201,712
Vistra Operations Co. LLC144A	5.35	1-31-2036		11,740,000	11,821,276
					220,761,730
Gas: 0.09%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		8,755,000	9,497,644
Total corporate bonds and notes (Cost $2,359,826,897)					2,396,809,732
Foreign corporate bonds and notes: 2.95%
Communications: 0.87%
Internet: 0.02%
United Group BV144A	6.50	10-31-2031	EUR	1,400,000	1,721,410
Media: 0.10%
Ziggo BV	2.88	1-15-2030	EUR	10,000,000	11,250,953
Telecommunications: 0.75%
British Telecommunications PLC	3.13	2-11-2032	EUR	5,250,000	6,172,153
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	5,000,000	7,261,886
BT Finance PLC	3.38	11-17-2032	EUR	5,400,000	6,388,944
Chorus Ltd.	3.53	11-26-2032	EUR	5,400,000	6,423,219
Eutelsat SA	1.50	10-13-2028	EUR	1,600,000	1,829,485
Fibercop SpA	1.63	1-18-2029	EUR	5,824,000	6,593,405
Koninklijke KPN NV	3.88	7-3-2031	EUR	4,600,000	5,662,508
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	744,681	880,740
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	10,295,000	11,968,900
Telecom Italia SpA	1.63	1-18-2029	EUR	3,376,000	3,852,742
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	1,550,000	1,727,708
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	5,000,000	6,339,212
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	5,000,000	5,736,445
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	4,535,000	5,204,314
Zegona Finance PLC144A	6.75	7-15-2029	EUR	4,500,000	5,565,209
					81,606,870
Consumer, cyclical: 0.29%
Auto manufacturers: 0.06%
RCI Banque SA	3.63	11-3-2032	EUR	5,400,000	6,358,446
Entertainment: 0.06%
Banijay Entertainment SASU144A	7.00	5-1-2029	EUR	1,400,000	1,711,087
Universal Music Group NV	4.00	6-13-2031	EUR	3,800,000	4,658,138
					6,369,225
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 19

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Leisure time: 0.07%
TUI AG	5.88%	3-15-2029	EUR	5,030,000	$6,127,257
TUI Cruises GmbH144A	5.00	5-15-2030	EUR	1,400,000	1,707,335
					7,834,592
Lodging: 0.02%
Essendi SA	5.50	11-15-2031	EUR	1,400,000	1,709,924
Retail: 0.08%
Dufry One BV	4.50	5-23-2032	EUR	4,123,000	5,031,278
Fressnapf Holding SE	5.25	10-31-2031	EUR	3,323,000	3,986,469
					9,017,747
Consumer, non-cyclical: 0.44%
Agriculture: 0.06%
BAT International Finance PLC	2.25	1-16-2030	EUR	5,250,000	6,034,762
Beverages: 0.04%
Anheuser-Busch InBev SA	1.13	7-1-2027	EUR	4,000,000	4,652,000
Commercial services: 0.15%
Nexi SpA	2.13	4-30-2029	EUR	6,000,000	6,850,395
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	3,000,000	3,597,380
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	3,000,000	3,738,769
Verisure Holding AB	5.50	5-15-2030	EUR	1,345,000	1,638,762
					15,825,306
Food: 0.13%
Iceland Bondco PLC	10.88	12-15-2027	GBP	4,814,000	6,862,033
Market Bidco Finco PLC	5.50	11-4-2027	GBP	5,000,000	6,740,197
					13,602,230
Healthcare-services: 0.01%
Ephios Subco 3 Sarl	7.88	1-31-2031	EUR	1,300,000	1,639,871
Pharmaceuticals: 0.05%
Bayer AG (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.11%)±	3.13	11-12-2079	EUR	5,000,000	5,859,955
Energy: 0.07%
Oil & gas: 0.07%
Aker BP ASA	1.13	5-12-2029	EUR	1,200,000	1,340,012
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	500,000	588,243
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	5,000,000	5,710,484
					7,638,739
The accompanying notes are an integral part of these financial statements.
20 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Financial: 0.67%
Banks: 0.53%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75%	9-22-2027	EUR	4,900,000	$5,876,688
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	5,000,000	6,343,716
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	2,800,000	3,492,672
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	4,700,000	5,983,918
Deutsche Bank AG (3 Month EURIBOR+1.50%)±	4.13	4-4-2030	EUR	5,000,000	6,103,652
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	1,500,000	1,881,403
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00	9-5-2028	EUR	5,800,000	7,528,308
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	5,400,000	6,390,882
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	5,900,000	7,395,390
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	4,700,000	6,088,375
					57,085,004
Insurance: 0.03%
AXA SA	3.63	1-10-2033	EUR	2,950,000	3,585,716
Real estate: 0.11%
Aroundtown SA	3.25	1-2-2031	EUR	5,500,000	6,398,039
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	5,000,000	5,864,234
					12,262,273
Government securities: 0.10%
Multi-national: 0.10%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	10,350,000	10,500,761
Industrial: 0.06%
Engineering & construction: 0.05%
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	4,800,000	5,364,745
Packaging & containers: 0.01%
OI European Group BV	6.25	5-15-2028	EUR	1,400,000	1,691,536
Technology: 0.05%
Computers: 0.05%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	5,000,000	5,728,138
Utilities: 0.40%
Electric: 0.25%
Contact Energy Ltd.	3.54	11-3-2032	EUR	5,400,000	6,417,361
Enel Finance International NVøø	0.75	6-17-2030	EUR	1,100,000	1,188,954
Enel Finance International NV	4.00	2-20-2031	EUR	3,000,000	3,705,319
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 21

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Energia Group Roi Financeco DAC144A	6.88%	7-31-2028	EUR	3,180,000	$3,884,946
Iberdrola Finanzas SA (EURIBOR ICE Swap Rate 11:00am+1.36%)ʊ±	3.75	8-5-2031	EUR	5,300,000	6,232,014
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	4,713,000	6,034,175
					27,462,769
Gas: 0.09%
APA Infrastructure Ltd.	2.00	7-15-2030	EUR	8,250,000	9,338,957
Water: 0.06%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	5,000,000	6,165,989
Total foreign corporate bonds and notes (Cost $290,337,964)					320,307,918
Foreign government bonds: 4.74%
Australia: 0.63%
Australia	2.25	5-21-2028	AUD	39,425,000	26,911,806
Australia	2.75	11-21-2027	AUD	39,850,000	27,686,857
New South Wales Treasury Corp.	3.00	4-20-2029	AUD	20,440,000	13,939,990
					68,538,653
Belgium: 0.25%
Kingdom of Belgium144A	3.40	6-22-2036	EUR	22,300,000	26,905,962
Brazil: 0.49%
Brazil Notas do Tesouro Nacional	10.00	1-1-2031	BRL	305,000,000	53,269,004
Chile: 0.13%
Bonos de la Tesoreria de la Republica en pesos144A	4.70	9-1-2030	CLP	11,700,000,000	13,624,487
Colombia: 0.45%
Colombia TES	5.75	11-3-2027	COP	210,000,000,000	49,399,717
Czech Republic: 0.24%
Czech Republic	5.00	9-30-2030	CZK	502,060,000	25,888,446
France: 0.48%
French Republic144A	2.70	2-25-2031	EUR	43,800,000	52,134,426
Luxembourg: 0.48%
European Union	2.63	7-4-2028	EUR	43,675,000	52,148,923
Mexico: 0.25%
Mexico Bonos	8.50	2-28-2030	MXN	458,245,000	27,203,341
Singapore: 0.24%
Singapore	2.88	9-1-2030	SGD	31,250,000	26,138,924
The accompanying notes are an integral part of these financial statements.
22 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
South Africa: 0.25%
Republic of South Africa	8.00%	1-31-2030	ZAR	413,000,000	$26,680,487
Sweden: 0.25%
Sweden	0.13	5-12-2031	SEK	271,000,000	27,027,234
United Kingdom: 0.60%
U.K. Gilts	3.75	3-7-2027	GBP	19,140,000	25,852,151
U.K. Gilts	4.38	3-7-2030	GBP	28,200,000	38,979,285
					64,831,436
Total foreign government bonds (Cost $503,804,475)					513,791,040

	Shares
Investment companies: 0.67%
Exchange-traded funds: 0.67%
State Street SPDR Portfolio High Yield Bond ETF	844,925	20,024,722
Vanguard Intermediate-Term Corporate Bond ETF	620,486	52,567,574
Total investment companies (Cost $71,478,301)		72,592,296

			Principal
Loans: 0.03%
Communications: 0.00%
Media: 0.00%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	8.93	8-2-2027	$157,083	157,083
Consumer, cyclical: 0.00%
Airlines: 0.00%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.41	4-1-2031	440,550	440,827
Consumer, non-cyclical: 0.03%
Healthcare-services: 0.03%
Modivcare Buyer LLC (U.S. SOFR 3 Month+5.00%)±	8.69	12-30-2032	3,062,557	2,817,553
Total loans (Cost $3,657,464)				3,415,463
Municipal obligations: 0.04%
Illinois: 0.02%
Housing revenue: 0.02%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B (AG Insured)¤	0.00	6-15-2026	1,975,000	1,960,778
Tax revenue: 0.00%
Metropolitan Pier & Exposition Authority State of Illinois McCormick Place Expansion Project Fund Series B CAB¤	0.00	12-15-2051	765,000	222,321
				2,183,099
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 23

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pennsylvania: 0.02%
Housing revenue: 0.02%
Commonwealth Financing Authority Pennsylvania Series A	4.14%	6-1-2038	$1,995,000	$1,937,471
Total municipal obligations (Cost $4,066,863)				4,120,570
Non-agency mortgage-backed securities: 5.54%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.26	6-15-2042	2,300,000	2,304,828
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069	2,299,189	2,311,609
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	1,517,357	1,530,284
A&D Mortgage Trust Series 2024-NQM6 Class A2144A±±	5.92	1-25-2070	651,140	657,165
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	26,032,169	26,220,647
A&D Mortgage Trust Series 2026-NQM1 Class A1144A±±	4.91	2-25-2071	9,762,888	9,780,275
Agate Bay Mortgage Trust Series 2015-3 Class B3144A±±	3.44	4-25-2045	366,967	309,900
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,470,731	2,212,262
ALA Trust Series 2025-OANA Class A (U.S. SOFR 1 Month+1.74%)144A±	5.40	6-15-2040	5,000,000	5,025,085
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	349,556	339,711
Angel Oak Mortgage Trust Series 2024-10 Class A1144A±±	5.35	10-25-2069	8,237,948	8,289,889
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	20,000,000	21,037,548
Bank Series 2022-BNK44 Class A5±±	5.74	11-15-2055	1,085,000	1,170,712
BBCMS Mortgage Trust Series 2024-5C25 Class AS±±	6.36	3-15-2057	14,415,000	15,195,832
BBCMS Mortgage Trust Series 2025-5C37 Class C±±	6.00	9-15-2058	2,500,000	2,571,079
Benchmark Mortgage Trust Series 2022-B33 Class A5±±	3.46	3-15-2055	14,391,000	13,634,350
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.21	8-15-2042	8,570,000	8,596,873
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91	3-15-2057	10,685,000	11,475,326
BOCA Commercial Mortgage Trust Series 2025-BOCA Class C (U.S. SOFR 1 Month+2.15%)144A±	5.81	12-15-2042	6,050,000	6,069,966
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	88,664	88,231
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	4,975,000	4,781,087
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	1,000,000	988,241
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.30	2-15-2041	10,995,000	10,902,230
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±	5.76	12-15-2044	25,900,000	25,948,451
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	1,035,000	1,023,677
CFMT LLC Series 2025-AB3 Class A144A±±	4.00	5-25-2055	1,851,969	1,801,094
CHNGE Mortgage Trust Series 2022-1 Class A1144A±±	4.01	1-25-2067	4,600,805	4,504,768
The accompanying notes are an integral part of these financial statements.
24 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	4.76%	3-25-2067	$964,407	$962,134
CHNGE Mortgage Trust Series 2023-3 Class A1144A±±	7.10	7-25-2058	682,001	683,518
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	2,602,281	2,621,092
COMM Mortgage Trust Series 2024-277P Class C144A±±	7.00	8-10-2044	5,000,000	5,211,303
CRSO Trust Series 2023	7.12	7-10-2040	17,995,000	18,666,084
CSMC Trust Series 2013-IVR2 Class B4144A±±	3.39	4-25-2043	344,069	313,887
CSMC Trust Series 2014-IVR2 Class A2144A±±	3.82	4-25-2044	936,068	909,581
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	1,785,611	1,747,036
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	3,591,298	3,112,646
CSMLT Trust Series 2015-1 Class B4144A±±	3.82	5-25-2045	1,725,610	1,657,751
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	5.95	6-10-2037	13,810,000	14,008,849
DBSG Mortgage Trust Series 2024-ALTA Class B144A±±	6.38	6-10-2037	3,015,000	3,056,934
Deephaven Residential Mortgage Trust Series 2021-3 Class A2144A±±	1.40	8-25-2066	1,870,519	1,684,105
EFMT Series 2025-NQM3 Class A1144A±±	5.49	8-25-2070	18,767,267	18,973,796
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	22,703,931	22,339,778
Finance of America Structured Securities Trust Series 2024-S4 Class A1144A	3.50	11-25-2074	10,859,703	10,615,046
Financial Asset Securitization, Inc. Series 1997-NAM2 Class B2†±±	8.00	7-25-2027	15,908	2
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	6.54	1-25-2030	2,338,104	2,289,582
FS Trust Series 2026-HULA Class B (U.S. SOFR 1 Month+1.65%)144A±%%	5.32	3-15-2041	16,810,000	16,817,923
FS Trust Series 2026-ORL Class B (U.S. SOFR 1 Month+1.55%)144A±	5.22	2-15-2041	3,409,000	3,409,000
GCAT Trust Series 2019-RPL1 Class A1144A±±	2.65	10-25-2068	866,833	848,916
GCAT Trust Series 2022-NQM3 Class A1144A±±	4.35	4-25-2067	942,622	939,647
GS Mortgage Securities Trust Series 2017-GS7 Class A3	3.17	8-10-2050	990,000	980,632
GS Mortgage Securities Trust Series 2019-GSA1 Class C±±	3.80	11-10-2052	500,000	461,658
GS Mortgage-Backed Securities Corp. Trust Series 2019-PJ2 Class A4144A±±	4.00	11-25-2049	121,367	116,603
GS Mortgage-Backed Securities Trust Series 2024-RPL2 Class A1144A±±	3.75	7-25-2061	11,199,832	11,014,094
GS Mortgage-Backed Securities Trust Series 2024-RPL4 Class A1144A±±	3.90	9-25-2061	439,814	435,036
GSJP Trust Series 2025-BEDS Class A (U.S. SOFR 1 Month+1.50%)144A±	5.16	12-15-2042	7,995,000	7,986,981
GSJP Trust Series 2025-BEDS Class B (U.S. SOFR 1 Month+1.75%)144A±	5.41	12-15-2042	15,435,000	15,419,633
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	7,830,821	8,099,072
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 25

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.36%	10-15-2035	$16,880,000	$16,848,350
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	389,280	372,071
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	970,213	880,948
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	3,288,011	2,874,586
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.41	5-25-2067	17,223,000	16,044,654
JPMBB Commercial Mortgage Securities Trust Series 2013-C15 Class D144A±±	4.75	11-15-2045	2,356,177	2,162,499
JPMorgan Mortgage Trust Series 2013-3 Class B4144A±±	3.38	7-25-2043	3,616,907	2,948,330
JPMorgan Mortgage Trust Series 2014-2 Class B4144A±±	3.35	6-25-2029	1,215,000	1,173,864
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	926,792	853,057
JPMorgan Mortgage Trust Series 2025-CES1 Class A3144A±±	6.07	5-25-2055	500,000	507,280
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	375,335	360,537
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65	1-26-2065	2,650,000	2,540,754
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	912,968	862,545
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	1,476,139	1,397,341
MFA Trust Series 2022-NQM2 Class A1144A±±	4.00	5-25-2067	5,177,760	5,189,196
Mill City Mortgage Loan Trust Series 2019-GS1 Class M2144A±±	3.25	7-25-2059	4,592,000	4,288,877
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	5,731,000	4,526,735
Morgan Stanley Bank of America Merrill Lynch Trust Series 2016-C30 Class B±±	3.31	9-15-2049	4,610,000	4,439,518
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	6,695,000	6,313,668
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5 Class A1144A±±	5.44	7-25-2070	16,163,870	16,315,729
New Residential Mortgage Loan Trust Series 2019-RPL3 Class M1144A±±	3.25	7-25-2059	10,800,000	10,089,847
NYMT Loan Trust Series 2024-CP1 Class A1144A±±	3.75	2-25-2068	2,396,496	2,280,776
OBX Trust Series 2020-INV1 Class A21144A±±	3.50	12-25-2049	1,251,878	1,151,628
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	3,696,149	3,692,995
One New York Plaza Trust Series 2020-1NYP Class A (U.S. SOFR 1 Month+1.06%)144A±	4.72	1-15-2036	7,702,293	7,514,588
PRPM Trust Series 2024-NQM3 Class A1144A±±	5.23	8-25-2069	10,223,209	10,262,931
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	4,652,341	4,681,114
RCKT Mortgage Trust Series 2024-CES9 Class A1A144A±±	5.58	12-25-2044	5,394,506	5,454,415
Residential Mortgage Loan Trust Series 2020-1 Class M1144A±±	3.24	1-26-2060	5,000,000	4,905,706
The accompanying notes are an integral part of these financial statements.
26 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10%	1-25-2065	$282,857	$275,357
ROCK Trust Series 2024-CNTR Class C144A	6.47	11-13-2041	9,345,000	9,798,742
Saluda Grade Alternative Mortgage Trust Series 2024- CES1 Class A1144A±±	6.31	3-25-2054	4,142,628	4,231,340
SDAL Trust Series 2025-DAL Class A (U.S. SOFR 1 Month+2.44%)144A±	6.10	4-15-2042	4,740,000	4,749,996
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	6.60	4-15-2042	9,875,000	9,895,857
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class B144A±±	4.39	1-5-2043	5,445,000	4,846,468
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE Class D144A±±	4.39	1-5-2043	3,377,000	2,628,752
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	4,971,091	4,255,741
Shellpoint Co-Originator Trust Series 2016-1 Class B2144A±±	3.58	11-25-2046	3,680,925	3,495,258
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	5.61	10-15-2041	9,635,000	9,647,044
SHR Trust Series 2024-LXRY Class D (U.S. SOFR 1 Month+3.60%)144A±	7.26	10-15-2041	2,080,000	2,099,096
SPGN Trust Series 2026-TFLM Class C (U.S. SOFR 1 Month+1.80%)144A±	5.50	2-15-2041	2,400,000	2,397,000
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	1,542,278	1,388,046
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	5.75	2-15-2042	7,960,000	7,920,190
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	277,124	272,896
Towd Point Mortgage Trust Series 2019-4 Class M1144A±±	3.50	10-25-2059	4,000,000	3,654,527
Towd Point Mortgage Trust Series 2019-4 Class M2144A±±	3.75	10-25-2059	3,680,000	3,279,117
Towd Point Mortgage Trust Series 2020-1 Class A1144A±±	2.71	1-25-2060	4,709,082	4,576,407
Towd Point Mortgage Trust Series 2024-CES6 Class M1144A±±	6.10	11-25-2064	6,375,000	6,472,136
TRK Trust Series 2021-INV1 Class A2144A±±	1.41	7-25-2056	1,372,893	1,256,594
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47	11-15-2050	1,140,000	1,121,586
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	4,571,354	4,393,177
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	1,659,000	1,680,172
Wells Fargo Commercial Mortgage Trust Series 2025- NYCH Class A (U.S. SOFR 1 Month+1.74%)144A±	5.40	6-15-2042	1,500,000	1,494,375
Total non-agency mortgage-backed securities (Cost $600,524,744)				600,917,852
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 27

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities: 12.74%
U.S. Treasury Bonds	2.25%	8-15-2049	$50,760,000	$33,122,883
U.S. Treasury Bonds	2.88	5-15-2043	45,210,000	36,254,535
U.S. Treasury Bonds	3.00	2-15-2049	32,945,000	25,184,908
U.S. Treasury Bonds	3.13	5-15-2048	65,580,000	51,659,621
U.S. Treasury Bonds	3.88	5-15-2043	42,200,000	39,006,977
U.S. Treasury Bonds	4.13	8-15-2044	22,960,000	21,743,837
U.S. Treasury Bonds	4.38	8-15-2043	60,825,000	59,829,466
U.S. Treasury Bonds	4.63	5-15-2044	106,485,000	107,695,435
U.S. Treasury Bonds	4.63	11-15-2044	17,570,000	17,735,405
U.S. Treasury Bonds	4.63	11-15-2045	183,849,000	185,055,509
U.S. Treasury Bonds##	4.63	2-15-2046	186,635,000	187,947,277
U.S. Treasury Bonds	4.63	11-15-2055	62,060,000	61,953,334
U.S. Treasury Bonds	4.75	8-15-2055	37,378,000	38,061,317
U.S. Treasury Notes	3.50	1-15-2029	119,460,000	119,823,980
U.S. Treasury Notes	3.63	8-31-2030	46,760,000	47,002,933
U.S. Treasury Notes	3.75	1-31-2031	149,524,000	151,042,603
U.S. Treasury Notes	4.00	11-15-2035	50,176,000	50,356,320
U.S. Treasury Notes	4.13	11-15-2032	123,224,000	126,304,600
U.S. Treasury Notes	4.13	2-15-2036	10,460,000	10,598,922
U.S. Treasury STRIPS¤	0.00	5-15-2040	20,515,000	10,798,562
Total U.S. Treasury securities (Cost $1,384,198,973)				1,381,178,424
Yankee corporate bonds and notes: 8.49%
Basic materials: 0.31%
Chemicals: 0.09%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	8,610,000	3,551,625
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	5,695,000	5,738,629
				9,290,254
Mining: 0.22%
Glencore Finance Canada Ltd.144A	6.90	11-15-2037	3,145,000	3,610,526
Rio Tinto Finance USA PLC	5.75	3-14-2055	19,865,000	20,617,357
				24,227,883
Communications: 0.40%
Media: 0.01%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,385,000	1,262,507
Telecommunications: 0.39%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	4,095,000	3,836,646
Nokia Oyj	6.63	5-15-2039	4,165,000	4,510,491
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	12,825,000	13,582,583
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	9,745,000	9,823,785
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	9,340,000	9,856,082
				41,609,587
The accompanying notes are an integral part of these financial statements.
28 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, cyclical: 0.69%
Airlines: 0.04%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50%	7-15-2026	$4,000,000	$4,083,650
Apparel: 0.07%
Gildan Activewear, Inc.144A	5.40	10-7-2035	7,155,000	7,234,532
Leisure time: 0.58%
Carnival Corp.144A	6.13	2-15-2033	27,365,000	28,329,781
Royal Caribbean Cruises Ltd.	5.25	2-27-2038	8,715,000	8,728,708
Royal Caribbean Cruises Ltd.144A	5.63	9-30-2031	1,575,000	1,623,505
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	23,655,000	24,505,165
				63,187,159
Consumer, non-cyclical: 0.12%
Beverages: 0.11%
Becle SAB de CV144A	2.50	10-14-2031	13,625,000	11,952,654
Cosmetics/Personal Care: 0.01%
Perrigo Finance Unlimited Co.	4.90	12-15-2044	1,500,000	1,216,533
Energy: 1.23%
Oil & gas: 1.13%
Aker BP ASA144A	5.80	10-1-2054	8,035,000	7,546,741
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	10,060,000	10,722,662
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	25,005,000	24,922,038
Harbour Energy PLC144A	6.33	4-1-2035	25,155,000	26,199,342
Santos Finance Ltd.144A	5.75	11-13-2035	14,000,000	14,315,596
Saudi Arabian Oil Co.144A	5.00	2-2-2036	25,895,000	25,929,958
Saudi Arabian Oil Co.144A	6.38	6-2-2055	11,850,000	12,488,268
				122,124,605
Pipelines: 0.10%
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%)±	7.38	1-15-2083	2,580,000	2,670,230
Enbridge, Inc. Series 20-A (5 Year Treasury Constant Maturity+5.31%)±	5.75	7-15-2080	8,705,000	8,859,610
				11,529,840
Financial: 4.78%
Banks: 3.74%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32	5-15-2031	14,560,000	15,124,908
Banco Bradesco SA144A	5.38	1-20-2031	10,295,000	10,377,360
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	5,000,000	5,343,750
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	9,050,000	9,038,911
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 29

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72%	8-11-2031	$8,850,000	$8,754,624
Banco Santander Chile144A	4.55	11-20-2030	8,465,000	8,522,477
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year Treasury Constant Maturity+3.00%)144A±	7.53	10-1-2028	6,900,000	7,363,004
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	6,040,000	6,464,298
Banque Federative du Credit Mutuel SA144A	5.19	2-16-2028	18,705,000	19,128,536
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	23,725,000	24,627,229
Barclays PLC (U.S. SOFR+1.51%)±	5.21	2-24-2037	10,380,000	10,370,203
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88	9-13-2034	3,800,000	3,842,078
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	21,645,000	21,759,242
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	3,145,000	3,435,048
BNP Paribas SA (5 Year Treasury Constant Maturity+4.90%)144Aʊ±	7.75	8-16-2029	5,220,000	5,556,199
Canadian Imperial Bank of Commerce (U.S. SOFR+0.79%)±	4.28	1-29-2030	22,590,000	22,741,774
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	24,890,000	26,009,128
Credit Agricole SA (U.S. SOFR+1.36%)144A±	4.82	9-25-2033	13,575,000	13,677,433
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	12,430,000	12,852,599
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	14,365,000	14,991,995
Danske Bank AS (1 Year Treasury Constant Maturity+1.75%)144A±	4.30	4-1-2028	24,800,000	24,891,690
Deutsche Bank AG (U.S. SOFR+1.10%)±	4.47	12-10-2031	19,490,000	19,601,742
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	23,610,000	24,459,150
Lloyds Banking Group PLC (5 Year Treasury Constant Maturity+4.82%)ʊ±	6.75	6-27-2026	8,525,000	8,576,610
National Australia Bank Ltd. (5 Year Treasury Constant Maturity+1.70%)144A±	3.35	1-12-2037	16,365,000	15,182,517
NatWest Markets PLC144A	1.60	9-29-2026	4,135,000	4,079,583
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	16,330,000	16,147,184
UBS Group AG (1 Year Treasury Constant Maturity+2.05%)144A±	4.70	8-5-2027	9,625,000	9,650,306
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	3,940,000	3,923,556
UBS Group AG (U.S. SOFR+1.73%)144A±	3.09	5-14-2032	13,985,000	13,086,708
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	15,035,000	15,336,746
				404,916,588
The accompanying notes are an integral part of these financial statements.
30 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Diversified financial services: 0.30%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95%	3-10-2055	$6,870,000	$7,260,730
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	4,810,000	4,679,899
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	6,875,000	6,966,307
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	7,290,000	7,584,047
Brookfield Asset Management Ltd.	6.08	9-15-2055	5,785,000	5,881,687
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	2,350,000	183,300
				32,555,970
Insurance: 0.47%
Allianz SE (5 Year Treasury Constant Maturity+2.77%)144A±	5.60	9-3-2054	3,600,000	3,681,032
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	21,185,000	22,733,141
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	11,597,000	12,163,055
RenaissanceRe Holdings Ltd.	5.75	6-5-2033	6,065,000	6,392,926
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	5,790,000	6,067,090
				51,037,244
Private equity: 0.12%
Brookfield Finance, Inc.	5.33	1-15-2036	13,500,000	13,472,858
REITs: 0.15%
Equinix Asia Financing Corp. Pte. Ltd.%%	4.40	3-15-2031	16,000,000	15,988,004
Government securities: 0.28%
Multi-national: 0.28%
African Export-Import Bank144A	3.80	5-17-2031	16,800,000	15,210,233
Banque Ouest Africaine de Developpement144A	4.70	10-22-2031	7,205,000	6,742,614
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	8,960,000	8,944,848
				30,897,695
Industrial: 0.38%
Electronics: 0.15%
Flex Ltd.	5.38	11-13-2035	15,860,000	16,033,831
Engineering & construction: 0.03%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	3,540,000	3,897,396
Packaging & containers: 0.04%
Trivium Packaging Finance BV144A	8.25	7-15-2030	4,505,000	4,826,229
Trucking & leasing: 0.16%
SMBC Aviation Capital Finance DAC144A	5.25	11-26-2035	11,475,000	11,673,392
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	5,140,000	5,276,267
				16,949,659
Utilities: 0.30%
Electric: 0.30%
Comision Federal de Electricidad144A	3.35	2-9-2031	17,085,000	15,706,275
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 31

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Comision Federal de Electricidad144A	3.88%	7-26-2033	$11,350,000	$10,138,387
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	6,795,000	6,829,023
				32,673,685
Total yankee corporate bonds and notes (Cost $905,645,801)				920,968,363
Yankee government bonds: 1.52%
Argentina: 0.25%
Argentinaøø	0.75	7-9-2030	1,226,866	1,039,769
Argentina	1.00	7-9-2029	144,417	127,376
Argentinaøø	4.13	7-9-2035	1,817,118	1,369,744
Ciudad Autonoma De Buenos Aires144A	7.80	11-26-2033	11,515,000	11,790,669
Province of Santa Fe144A	8.10	12-11-2034	12,580,000	12,296,950
				26,624,508
Bermuda: 0.05%
Bermuda144A	3.38	8-20-2050	7,259,000	5,111,280
Israel: 0.39%
Israel	4.50	1-13-2031	16,755,000	16,785,851
Israel	5.75	3-12-2054	16,120,000	15,753,970
Israel	5.88	1-13-2056	10,000,000	9,933,964
				42,473,785
Ivory Coast: 0.11%
Ivory Coast144A	8.25	1-30-2037	10,720,000	11,706,533
Mexico: 0.54%
Mexico	5.63	9-22-2035	11,170,000	11,136,490
Mexico	6.00	5-7-2036	8,495,000	8,696,756
Mexico	6.13	2-9-2038	13,585,000	13,752,775
Mexico	6.35	2-9-2035	14,090,000	14,844,519
Mexico	3.77	5-24-2061	17,000,000	10,650,500
				59,081,040
Panama: 0.09%
Panama	2.25	9-29-2032	12,300,000	10,343,685
Trinidad and Tobago: 0.09%
Trinidad & Tobago144A	6.50	1-28-2036	9,630,000	9,731,115
Total yankee government bonds (Cost $161,205,573)				165,071,946

	Yield	Shares
Short-term investments: 4.68%
Investment companies: 2.20%
Allspring Government Money Market Fund Select Class♠∞##	3.62	238,913,793	238,913,793
The accompanying notes are an integral part of these financial statements.
32 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

		Yield	Maturity date	Principal	Value
U.S. Treasury securities: 2.48%
U.S. Treasury Bills☼		3.46%	4-9-2026	$270,000,000	$268,967,587
Total short-term investments (Cost $507,880,383)					507,881,380
Total investments in securities (Cost $10,859,207,373)	101.54%				11,009,388,990
Other assets and liabilities, net	(1.54)				(167,169,618)
Total net assets	100.00%				$10,842,219,372

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
¤	The security is issued in zero coupon form with no periodic interest payments.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
AG	Assured Guaranty Incorporation
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CAB	Capital appreciation bond
CLO	Collateralized loan obligation
CLP	Chile peso
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
NPFGC	National Public Finance Guarantee Corporation
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SEK	Sweden krona
SGD	Singapore dollar
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal of securities
ZAR	South African rand
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 33

Portfolio of investments—February 28, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$459,866,843	$2,163,160,485	$(2,384,113,535)	$0	$0	$238,913,793	238,913,793	$5,143,243
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	31,473,018	EUR	26,950,000	Bank of New York Mellon Corp.	3-9-2026	$0	$(380,344)
USD	471,958,237	EUR	403,580,000	Bank of New York Mellon Corp.	3-9-2026	0	(5,050,305)
EUR	52,893,000	USD	62,233,047	Bank of New York Mellon Corp.	3-9-2026	283,462	0
USD	28,659,446	EUR	23,900,000	Bank of New York Mellon Corp.	3-9-2026	411,009	0
USD	103,314,351	BRL	569,665,000	Bank of New York Mellon Corp.	3-16-2026	0	(7,436,530)
BRL	417,800,000	USD	79,357,241	State Street Bank & Trust Co.	3-16-2026	1,868,951	0
USD	69,606,136	AUD	97,772,000	Bank of New York Mellon Corp.	3-18-2026	30,065	0
USD	26,350,074	SEK	241,170,000	Morgan Stanley, Inc.	3-18-2026	0	(385,784)
USD	26,567,306	ZAR	425,850,000	Bank of New York Mellon Corp.	3-18-2026	0	(147,263)
USD	14,149,564	CLP	12,100,000,000	Morgan Stanley, Inc.	3-23-2026	285,795	0
USD	26,217,809	SGD	33,630,000	Bank of New York Mellon Corp.	3-23-2026	0	(407,046)
SGD	423,000	USD	334,153	Bank of New York Mellon Corp.	3-23-2026	736	0
USD	25,123,614	CZK	523,400,000	Bank of New York Mellon Corp.	3-31-2026	0	(405,073)
USD	28,000,139	MXN	482,700,000	State Street Bank & Trust Co.	3-31-2026	39,971	0
USD	55,271,094	COP	204,901,000,000	Morgan Stanley, Inc.	4-13-2026	1,208,433	0
USD	93,889,360	GBP	68,775,000	Bank of New York Mellon Corp.	5-18-2026	1,181,257	0
						$5,309,679	$(14,212,345)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	3,746	6-18-2026	$424,915,011	$426,341,625	$1,426,614	$0
Ultra U.S. Treasury Bond	1,137	6-18-2026	136,924,160	138,252,094	1,327,934	0
2-Year U.S. Treasury Notes	8,768	6-30-2026	1,832,961,697	1,834,909,504	1,947,807	0
5-Year U.S. Treasury Notes	3,767	6-30-2026	413,757,677	414,899,734	1,142,057	0
Short
10-Year Euro BUND Index	(455)	3-6-2026	(69,030,690)	(70,015,302)	0	(984,612)
2-Year Euro SCHATZ	(317)	3-6-2026	(40,035,135)	(40,089,931)	0	(54,796)
5-Year Euro-BOBL Futures	(939)	3-6-2026	(129,258,429)	(130,324,515)	0	(1,066,086)
Ultra 10-Year U.S. Treasury Notes	(622)	6-18-2026	(72,189,817)	(72,608,781)	0	(418,964)
					$5,844,412	$(2,524,458)
The accompanying notes are an integral part of these financial statements.
34 | Allspring Core Plus Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 44	5.00%	Quarterly	6-20-2030	USD	45,257,850	$3,658,928	$2,852,806	$806,122	$0
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 35

Statement of assets and liabilities—February 28, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $10,620,293,580)	$10,770,475,197
Investments in affiliated securities, at value (cost $238,913,793)	238,913,793
Cash	526,305
Cash at broker segregated for futures contracts	30,456,000
Segregated cash for forward foreign currency contracts	10,800,000
Segregated cash for swap contracts	2,976,561
Foreign currency, at value (cost $1,985,601)	1,989,923
Receivable for investments sold	212,148,772
Receivable for dividends and interest	88,217,285
Receivable for Fund shares sold	40,499,854
Receivable for daily variation margin on open futures contracts	5,506,797
Unrealized gains on forward foreign currency contracts	5,309,679
Principal paydown receivable	15,512
Prepaid expenses and other assets	503,730
Total assets	11,408,339,408
Liabilities
Payable for investments purchased	523,754,787
Payable for Fund shares redeemed	20,752,991
Unrealized losses on forward foreign currency contracts	14,212,345
Cash collateral due to broker for forward foreign currency contracts	2,340,000
Management fee payable	2,143,035
Payable for daily variation margin on open futures contracts	914,632
Cash due to broker	760,000
Administration fees payable	678,410
Shareholder servicing fees payable	325,633
Payable for daily variation margin on centrally cleared swap contracts	179,560
Distribution fee payable	36,748
Accrued expenses and other liabilities	21,895
Total liabilities	566,120,036
Total net assets	$10,842,219,372
Net assets consist of
Paid-in capital	$11,043,418,922
Total distributable loss	(201,199,550)
Total net assets	$10,842,219,372
The accompanying notes are an integral part of these financial statements.
36 | Allspring Core Plus Bond Fund

Statement of assets and liabilities—February 28, 2026 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$341,649,762
Shares outstanding–Class A1	29,800,436
Net asset value per share–Class A	$11.46
Maximum offering price per share – Class A2	$12.00
Net assets–Class C	$62,032,755
Shares outstanding–Class C1	5,415,272
Net asset value per share–Class C	$11.46
Net assets–Class R6	$1,148,100,653
Shares outstanding–Class R6[1]	100,006,357
Net asset value per share–Class R6	$11.48
Net assets–Administrator Class	$1,235,760,562
Shares outstanding–Administrator Class[1]	107,988,522
Net asset value per share–Administrator Class	$11.44
Net assets–Institutional Class	$8,054,675,640
Shares outstanding–Institutional Class[1]	701,907,844
Net asset value per share–Institutional Class	$11.48
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 37

Statement of operations—six months ended February 28, 2026 (unaudited)
Statement of operations
Investment income
Interest	$260,653,836
Income from affiliated securities	5,143,243
Dividends	1,333,519
Total investment income	267,130,598
Expenses
Management fee	18,919,012
Administration fees
Class A	258,913
Class C	43,717
Class R6	162,038
Administrator Class	627,733
Institutional Class	3,029,710
Shareholder servicing fees
Class A	431,522
Class C	72,862
Administrator Class	1,569,331
Distribution fee
Class C	218,588
Custody and accounting fees	238,007
Professional fees	48,509
Registration fees	184,099
Shareholder report expenses	209,997
Trustees’ fees and expenses	35,983
Other fees and expenses	76,233
Total expenses	26,126,254
Less: Fee waivers and/or expense reimbursements
Fund-level	(5,780,412)
Class A	(22,330)
Administrator Class	(133,808)
Net expenses	20,189,704
Net investment income	246,940,894
The accompanying notes are an integral part of these financial statements.
38 | Allspring Core Plus Bond Fund

Statement of operations—six months ended February 28, 2026 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (net of foreign capital gains tax of $110,341)	$55,214,364
Foreign currency and foreign currency translations	(4,520,352)
Forward foreign currency contracts	(16,834,041)
Futures contracts	20,672,994
Swap contracts	470,359
Net realized gains on investments	55,003,324
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $80,054)	111,575,336
Foreign currency and foreign currency translations	(66,941)
Forward foreign currency contracts	326,291
Futures contracts	(1,903,941)
Swap contracts	240,240
Net change in unrealized gains (losses) on investments	110,170,985
Net realized and unrealized gains (losses) on investments	165,174,309
Net increase in net assets resulting from operations	$412,115,203
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 39

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2026 (unaudited)		Year ended August 31, 2025
Operations
Net investment income		$246,940,894		$450,790,866
Net realized gains (losses) on investments		55,003,324		(117,635,390)
Net change in unrealized gains (losses) on investments		110,170,985		2,876,028
Net increase in net assets resulting from operations		412,115,203		336,031,504
Distributions to shareholders from
Net investment income and net realized gains
Class A		(7,738,245)		(15,781,344)
Class C		(1,091,773)		(2,004,591)
Class R6		(26,286,627)		(46,250,658)
Administrator Class		(28,450,750)		(52,429,762)
Institutional Class		(182,739,515)		(321,814,223)
Total distributions to shareholders		(246,306,910)		(438,280,578)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	5,737,332	65,306,917	12,019,284	135,101,824
Class C	989,010	11,247,944	1,621,649	18,363,761
Class R6	19,719,069	224,613,852	70,592,066	792,952,550
Administrator Class	8,996,047	102,258,121	84,882,907	958,259,567
Institutional Class	135,963,878	1,549,904,025	352,011,023	3,965,707,849
		1,953,330,859		5,870,385,551
Reinvestment of distributions
Class A	578,112	6,575,770	1,209,163	13,525,032
Class C	92,768	1,054,342	173,472	1,938,950
Class R6	1,955,349	22,273,153	3,227,784	36,139,538
Administrator Class	2,506,022	28,446,317	4,697,662	52,419,897
Institutional Class	14,585,201	166,018,441	26,035,655	291,506,401
		224,368,023		395,529,818
Payment for shares redeemed
Class A	(6,997,342)	(79,649,096)	(12,767,521)	(142,973,775)
Class C	(595,027)	(6,763,409)	(1,031,726)	(11,553,467)
Class R6	(14,542,530)	(165,666,782)	(39,893,663)	(447,117,106)
Administrator Class	(18,057,976)	(205,026,853)	(28,327,851)	(316,839,888)
Institutional Class	(89,821,529)	(1,023,710,267)	(231,843,337)	(2,597,033,539)
		(1,480,816,407)		(3,515,517,775)
Net increase in net assets resulting from capital share transactions		696,882,475		2,750,397,594
Total increase in net assets		862,690,768		2,648,148,520
Net assets
Beginning of period		9,979,528,604		7,331,380,084
End of period		$10,842,219,372		$9,979,528,604
The accompanying notes are an integral part of these financial statements.
40 | Allspring Core Plus Bond Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.28	$11.42	$11.07	$11.57	$13.52	$13.77
Net investment income	0.26 [1]	0.52 [1]	0.51 [1]	0.43 [1]	0.26	0.24
Net realized and unrealized gains (losses) on investments	0.17	(0.16)	0.35	(0.51)	(1.88)	0.16
Total from investment operations	0.43	0.36	0.86	(0.08)	(1.62)	0.40
Distributions to shareholders from
Net investment income	(0.25)	(0.50)	(0.51)	(0.42)	(0.22)	(0.27)
Net realized gains	0.00	0.00	0.00	0.00	(0.11)	(0.38)
Total distributions to shareholders	(0.25)	(0.50)	(0.51)	(0.42)	(0.33)	(0.65)
Net asset value, end of period	$11.46	$11.28	$11.42	$11.07	$11.57	$13.52
Total return[2]	3.88%	3.28%	8.05%	(0.65)%	(12.21)%	3.00%
Ratios to average net assets (annualized)
Gross expenses	0.78%	0.79%	0.81%	0.84%	0.85%	0.85%
Net expenses	0.65%	0.65%	0.67%	0.68%	0.69%	0.72%
Net investment income	4.49%	4.65%	4.62%	3.84%	2.03%	1.90%
Supplemental data
Portfolio turnover rate	66%	173%	168%	254%	288%	194%
Net assets, end of period (000s omitted)	$341,650	$343,883	$342,820	$295,536	$250,553	$308,270

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 41

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.27	$11.41	$11.06	$11.56	$13.51	$13.77
Net investment income	0.21 [1]	0.43 [1]	0.43 [1]	0.34 [1]	0.16	0.14
Net realized and unrealized gains (losses) on investments	0.19	(0.15)	0.35	(0.51)	(1.88)	0.15
Total from investment operations	0.40	0.28	0.78	(0.17)	(1.72)	0.29
Distributions to shareholders from
Net investment income	(0.21)	(0.42)	(0.43)	(0.33)	(0.12)	(0.17)
Net realized gains	0.00	0.00	0.00	0.00	(0.11)	(0.38)
Total distributions to shareholders	(0.21)	(0.42)	(0.43)	(0.33)	(0.23)	(0.55)
Net asset value, end of period	$11.46	$11.27	$11.41	$11.06	$11.56	$13.51
Total return[2]	3.58%	2.51%	7.25%	(1.44)%	(12.89)%	2.16%
Ratios to average net assets (annualized)
Gross expenses	1.52%	1.54%	1.56%	1.59%	1.60%	1.60%
Net expenses	1.41%	1.42%	1.42%	1.43%	1.45%	1.48%
Net investment income	3.74%	3.88%	3.87%	3.08%	1.28%	1.13%
Supplemental data
Portfolio turnover rate	66%	173%	168%	254%	288%	194%
Net assets, end of period (000s omitted)	$62,033	$55,557	$47,536	$36,849	$32,889	$39,628

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
42 | Allspring Core Plus Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.30	$11.44	$11.08	$11.58	$13.54	$13.79
Net investment income	0.28 [1]	0.56 [1]	0.56 [1]	0.48 [1]	0.30	0.30
Net realized and unrealized gains (losses) on investments	0.17	(0.16)	0.35	(0.52)	(1.89)	0.15
Total from investment operations	0.45	0.40	0.91	(0.04)	(1.59)	0.45
Distributions to shareholders from
Net investment income	(0.27)	(0.54)	(0.55)	(0.46)	(0.26)	(0.32)
Net realized gains	0.00	0.00	0.00	0.00	(0.11)	(0.38)
Total distributions to shareholders	(0.27)	(0.54)	(0.55)	(0.46)	(0.37)	(0.70)
Net asset value, end of period	$11.48	$11.30	$11.44	$11.08	$11.58	$13.54
Total return[2]	4.07%	3.66%	8.53%	(0.27)%	(11.95)%	3.37%
Ratios to average net assets (annualized)
Gross expenses	0.41%	0.42%	0.44%	0.46%	0.47%	0.47%
Net expenses	0.30%	0.30%	0.30%	0.30%	0.31%	0.35%
Net investment income	4.86%	5.01%	5.00%	4.25%	2.50%	2.28%
Supplemental data
Portfolio turnover rate	66%	173%	168%	254%	288%	194%
Net assets, end of period (000s omitted)	$1,148,101	$1,049,298	$674,249	$256,948	$141,833	$89,048

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 43

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Administrator Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.26	$11.40	$11.05	$11.54	$13.49	$13.75
Net investment income	0.26 [1]	0.53 [1]	0.52 [1]	0.44 [1]	0.26	0.26
Net realized and unrealized gains (losses) on investments	0.18	(0.16)	0.34	(0.50)	(1.87)	0.14
Total from investment operations	0.44	0.37	0.86	(0.06)	(1.61)	0.40
Distributions to shareholders from
Net investment income	(0.26)	(0.51)	(0.51)	(0.43)	(0.23)	(0.28)
Net realized gains	0.00	0.00	0.00	0.00	(0.11)	(0.38)
Total distributions to shareholders	(0.26)	(0.51)	(0.51)	(0.43)	(0.34)	(0.66)
Net asset value, end of period	$11.44	$11.26	$11.40	$11.05	$11.54	$13.49
Total return[2]	3.92%	3.34%	8.08%	(0.50)%	(12.18)%	3.04%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.74%	0.76%	0.78%	0.79%	0.79%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.61%	0.62%
Net investment income	4.55%	4.70%	4.66%	3.89%	2.09%	1.95%
Supplemental data
Portfolio turnover rate	66%	173%	168%	254%	288%	194%
Net assets, end of period (000s omitted)	$1,235,761	$1,289,896	$607,546	$137,624	$140,779	$278,294

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
44 | Allspring Core Plus Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$11.29	$11.43	$11.08	$11.58	$13.53	$13.79
Net investment income	0.27 [1]	0.56 [1]	0.55 [1]	0.47 [1]	0.29	0.29
Net realized and unrealized gains (losses) on investments	0.19	(0.16)	0.35	(0.51)	(1.87)	0.14
Total from investment operations	0.46	0.40	0.90	(0.04)	(1.58)	0.43
Distributions to shareholders from
Net investment income	(0.27)	(0.54)	(0.55)	(0.46)	(0.26)	(0.31)
Net realized gains	0.00	0.00	0.00	0.00	(0.11)	(0.38)
Total distributions to shareholders	(0.27)	(0.54)	(0.55)	(0.46)	(0.37)	(0.69)
Net asset value, end of period	$11.48	$11.29	$11.43	$11.08	$11.58	$13.53
Total return[2]	4.14%	3.61%	8.38%	(0.32)%	(11.92)%	3.24%
Ratios to average net assets (annualized)
Gross expenses	0.46%	0.47%	0.49%	0.51%	0.52%	0.52%
Net expenses	0.35%	0.35%	0.35%	0.35%	0.37%	0.40%
Net investment income	4.80%	4.95%	4.95%	4.21%	2.40%	2.19%
Supplemental data
Portfolio turnover rate	66%	173%	168%	254%	288%	194%
Net assets, end of period (000s omitted)	$8,054,676	$7,240,895	$5,659,229	$3,658,011	$1,965,302	$1,774,619

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Core Plus Bond Fund | 45

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Core Plus Bond Fund (the “Fund”) which is a diversified series of the Trust.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2026, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from
46 | Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Allspring Core Plus Bond Fund | 47

Notes to financial statements (unaudited)
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
48 | Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2026, the aggregate cost of all investments for federal income tax purposes was $10,911,538,412 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$230,391,953
Gross unrealized losses	(137,317,965)
Net unrealized gains	$93,073,988
As of August 31, 2025, the Fund had capital loss carryforwards which consisted of $205,903,635 in short-term capital losses and $165,568,115 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Core Plus Bond Fund | 49

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$3,080,845,168	$0	$3,080,845,168
Asset-backed securities	0	1,034,623,129	4,537,229	1,039,160,358
Common stocks
Financials	0	0	0	0
Health care	0	2,328,480	0	2,328,480
Corporate bonds and notes	0	2,396,809,732	0	2,396,809,732
Foreign corporate bonds and notes	0	320,307,918	0	320,307,918
Foreign government bonds	0	513,791,040	0	513,791,040
Investment companies	72,592,296	0	0	72,592,296
Loans	0	3,415,463	0	3,415,463
Municipal obligations	0	4,120,570	0	4,120,570
Non-agency mortgage-backed securities	0	600,917,852	0	600,917,852
U.S. Treasury securities	1,370,379,862	10,798,562	0	1,381,178,424
Yankee corporate bonds and notes	0	920,968,363	0	920,968,363
Yankee government bonds	0	165,071,946	0	165,071,946
Short-term investments
Investment companies	238,913,793	0	0	238,913,793
U.S. Treasury securities	268,967,587	0	0	268,967,587
	1,950,853,538	9,053,998,223	4,537,229	11,009,388,990
Forward foreign currency contracts	0	5,309,679	0	5,309,679
Futures contracts	5,844,412	0	0	5,844,412
Swap contracts	0	806,122	0	806,122
Total assets	$1,956,697,950	$9,060,114,024	$4,537,229	$11,021,349,203
Liabilities
Forward foreign currency contracts	$0	$14,212,345	$0	$14,212,345
Futures contracts	2,524,458	0	0	2,524,458
Total liabilities	$2,524,458	$14,212,345	$0	$16,736,803
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
50 | Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.450%
Next $500 million	0.425
Next $2 billion	0.400
Next $2 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.320
For the six months ended February 28, 2026, the management fee was equivalent to an annual rate of 0.36% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of certain subavisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2026  to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 28, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.67%
Class C	1.42
Class R6	0.30
Administrator Class	0.60
Institutional Class	0.35
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2026, Allspring Funds Distributor received $7,432 from the sale of Class A shares and $2,839 and $1,818 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Allspring Core Plus Bond Fund | 51

Notes to financial statements (unaudited)
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$4,882,007,814	$2,894,064,923	$4,740,422,740	$1,933,281,608
6.DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into swap contracts to hedge risks and/or enhance total returns.
The volume of the Fund’s derivative activity during the six months ended February 28, 2026 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$73,844,307
Average contract amounts to sell	895,330,014
Futures contracts
Average notional balance on long futures	$2,220,647,143
Average notional balance on short futures	309,638,851
Swap contracts
Average notional balance	$45,584,386
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
52 | Allspring Core Plus Bond Fund

Notes to financial statements (unaudited)
The fair value of derivative instruments as of February 28, 2026 by primary risk type was as follows for the Fund:
	Interest rate risk	Credit risk	Foreign Currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$5,309,679	$5,309,679
Futures contracts	5,844,412 *	0	0	5,844,412
Swap contracts	0	806,122 *	0	806,122
	$5,844,412	$806,122	$5,309,679	$11,960,213
Liability derivatives
Forward foreign currency contracts	$0	$0	$14,212,345	$14,212,345
Futures contracts	2,524,458 *	0	0	2,524,458
	$2,524,458	$0	$14,212,345	$16,736,803

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of February 28, 2026 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended February 28, 2026 was as follows:
	Interest rate risk	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(16,834,041)	$(16,834,041)
Futures contracts	20,672,994	0	0	20,672,994
Swap contracts	0	470,359	0	470,359
	$20,672,994	$470,359	$(16,834,041)	$4,309,312
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$326,291	$326,291
Futures contracts	(1,903,941)	0	0	(1,903,941)
Swap contracts	0	240,240	0	240,240
	$(1,903,941)	$240,240	$326,291	$(1,337,410)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Bank of New York Mellon Corp.	$1,906,529	$(1,906,529)	$0	$0
Morgan Stanley, Inc.	1,494,228	(385,784)	(1,030,000)	78,444
State Street Bank & Trust Co.	1,908,922	0	(1,310,000)	598,922
Allspring Core Plus Bond Fund | 53

Notes to financial statements (unaudited)

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of New York Mellon Corp.	$13,826,561	$(1,906,529)	$(10,800,000)	$1,120,032
Morgan Stanley, Inc.	385,784	(385,784)	0	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2026, there were no borrowings by the Fund under the agreement.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
54 | Allspring Core Plus Bond Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Core Plus Bond Fund | 55

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

56 | Allspring Core Plus Bond Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0059 02-26

Allspring Government Securities Fund
Long Form Financial Statements
Semi-Annual Report
February 28, 2026

Allspring Government Securities Fund | 1

Portfolio of investments—February 28, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 65.94%
FHLMC	2.50%	9-1-2050	$989,897	$859,735
FHLMC	2.50	6-1-2051	2,216,420	1,924,972
FHLMC	2.50	11-1-2051	7,382,824	6,525,544
FHLMC	2.50	12-1-2051	1,745,596	1,522,766
FHLMC	3.00	6-1-2050	346,601	319,498
FHLMC	3.00	7-1-2050	1,086,649	1,001,705
FHLMC	3.00	8-1-2050	501,874	462,629
FHLMC	3.50	8-1-2045	958,663	925,794
FHLMC	3.50	11-1-2045	1,702,848	1,643,145
FHLMC	3.50	12-1-2045	1,545,135	1,489,990
FHLMC	4.00	6-1-2037	2,989,074	2,964,829
FHLMC	4.00	11-1-2042	3,916,039	3,928,487
FHLMC	4.00	6-1-2044	880,297	871,988
FHLMC	4.00	5-1-2049	539,238	531,616
FHLMC	4.00	9-1-2049	200,285	197,258
FHLMC	4.50	3-1-2042	77,772	78,866
FHLMC	4.50	9-1-2044	1,050,003	1,062,199
FHLMC	4.50	9-1-2049	2,406,417	2,409,388
FHLMC	5.00	6-1-2026	438	445
FHLMC	5.00	8-1-2040	276,342	284,888
FHLMC	5.00	7-1-2052	1,804,728	1,838,189
FHLMC	5.00	9-1-2052	2,015,937	2,035,672
FHLMC	5.50	7-1-2035	761,027	777,748
FHLMC	5.50	12-1-2038	487,538	507,899
FHLMC	5.50	3-1-2053	1,136,968	1,161,321
FHLMC	6.00	10-1-2032	6,122	6,372
FHLMC	6.00	1-1-2053	1,947,420	2,014,759
FHLMC	6.50	9-1-2028	1,774	1,841
FHLMC	6.50	7-1-2055	2,026,515	2,104,349
FHLMC	6.50	9-1-2055	728,837	756,905
FHLMC	7.00	4-1-2029	214	225
FHLMC	7.00	5-1-2029	1,163	1,220
FHLMC	7.00	4-1-2032	21,972	23,043
FHLMC	7.50	11-1-2031	33,595	34,060
FHLMC	7.50	4-1-2032	46,636	48,398
FHLMC	8.00	8-1-2026	254	255
FHLMC	8.00	11-1-2026	288	289
FHLMC	8.00	11-1-2028	56	56
FHLMC Multifamily Structured Pass-Through Certificates Series K075 Class A2±±	3.65	2-25-2028	4,420,000	4,412,259
FHLMC Multifamily Structured Pass-Through Certificates Series K153 Class A3±±	3.12	10-25-2031	160,000	153,806
FHLMC Multifamily Structured Pass-Through Certificates Series KF80 Class AS (30 Day Average U.S. SOFR+0.51%)±	4.19	6-25-2030	430,216	429,411
FHLMC Multifamily Structured Pass-Through Certificates Series KIR2 Class A1	2.75	3-25-2027	924,208	916,766
FHLMC Multifamily Structured Pass-Through Certificates Series KW03 Class A1	2.62	12-25-2026	171,527	170,544
The accompanying notes are an integral part of these financial statements.
2 | Allspring Government Securities Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	4.06%	9-25-2031	$112,688	$112,916
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	385,143	463,349
FHLMC Structured Pass-Through Certificates Series T-55 Class 2A1±±	3.51	3-25-2043	112,861	107,978
FHLMC Structured Pass-Through Certificates Series T-56 Class A4	6.00	5-25-2043	2,300,610	2,289,753
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.88	7-25-2043	943,507	930,240
FHLMC Structured Pass-Through Certificates Series T-57 Class 1A1	6.50	7-25-2043	487,592	513,348
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	5.12	10-25-2044	319,761	296,365
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	3.84	3-25-2036	356,859	347,772
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	3.84	3-25-2036	565,918	538,819
FHLMC Whole Loan Securities Trust Series 2015-SC01 Class 1A	3.50	5-25-2045	232,533	213,500
FHLMC (11th District COFI+1.25%)±	4.43	7-1-2032	73,362	71,992
FHLMC (30 Day Average U.S. SOFR+0.26%)±	3.93	7-1-2031	2,998,495	2,964,792
FHLMC (RFUCCT1Y+1.64%)±	6.31	7-1-2038	308,357	317,851
FHLMC (RFUCCT1Y+1.66%)±	6.36	6-1-2043	462,472	482,643
FHLMC (RFUCCT1Y+1.91%)±	6.66	9-1-2031	20,644	21,081
FHLMC Series 2733 Class FB (30 Day Average U.S. SOFR+0.71%)±	4.37	10-15-2033	100,837	101,103
FHLMC Series 3070 Class FT (30 Day Average U.S. SOFR+0.46%)±	4.12	11-15-2035	152,285	151,847
FHLMC Series 3830 Class FD (30 Day Average U.S. SOFR+0.47%)±	4.13	3-15-2041	68,183	67,904
FHLMC Series 4057 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.12	12-15-2041	71,479	71,164
FHLMC Series 4159 Class AF (30 Day Average U.S. SOFR+1.29%)±	4.95	12-15-2036	73,782	75,385
FHLMC Series 4218 Class DF (30 Day Average U.S. SOFR+0.36%)±	4.02	7-15-2042	124,904	123,879
FHLMC Series 4409 Class MA	3.00	1-15-2054	2,430	2,416
FHLMC Series 4620 Class AF (30 Day Average U.S. SOFR+0.55%)±	4.35	11-15-2042	924,011	919,080
FHLMC Series 5198 Class FB (30 Day Average U.S. SOFR+0.25%)±	4.05	6-15-2049	845,118	822,921
FHLMC Series 5400 Class EA	5.50	2-25-2050	2,524,945	2,535,511
FNMA	1.38	7-1-2030	3,665,196	3,342,908
FNMA	1.65	6-1-2030	1,292,509	1,192,695
FNMA	1.65	7-1-2030	2,282,600	2,095,679
FNMA	1.66	7-1-2032	3,766,665	3,302,567
FNMA	1.97	5-1-2030	4,077,720	3,816,355
FNMA	2.00	2-1-2052	21,295,062	17,784,655
FNMA	2.35	2-1-2032	2,128,404	1,964,331
FNMA	2.50	9-1-2050	301,348	263,900
FNMA	2.50	12-1-2050	1,064,758	924,393
FNMA	2.50	7-1-2051	1,560,909	1,353,722
FNMA	2.50	1-1-2052	2,496,685	2,172,146
FNMA	2.51	9-1-2031	4,768,888	4,470,200
FNMA	2.65	2-1-2032	4,767,544	4,451,666
FNMA	2.75	9-1-2031	844,905	798,866
FNMA	2.86	7-1-2029	923,453	899,153
FNMA	3.00	5-1-2027	34,930	34,691
FNMA	3.00	6-1-2034	1,254,398	1,228,028
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 3

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	3.00%	4-1-2045	$24,215	$22,644
FNMA	3.00	11-1-2045	2,077,477	1,934,546
FNMA	3.00	12-1-2045	4,790,741	4,464,612
FNMA	3.00	12-1-2046	191,133	176,585
FNMA	3.00	8-1-2050	25,056	22,871
FNMA	3.48	3-1-2029	822,479	818,800
FNMA	3.50	4-1-2034	529,418	526,003
FNMA	3.50	2-1-2043	12,624	12,245
FNMA	3.50	2-1-2045	260,085	251,348
FNMA	3.50	4-1-2045	1,222,149	1,178,941
FNMA	3.50	8-1-2045	105,687	101,950
FNMA	3.50	12-1-2045	456,992	440,834
FNMA	3.50	2-1-2046	421,248	405,920
FNMA	3.86	3-1-2029	747,842	752,368
FNMA	4.00	8-1-2037	1,286,413	1,277,497
FNMA	4.00	4-1-2046	3,504,455	3,466,330
FNMA	4.00	3-1-2047	797,047	788,047
FNMA	4.00	9-1-2048	58,788	57,967
FNMA	4.38	7-1-2032	1,031,000	1,056,648
FNMA	4.50	10-1-2046	73,808	74,536
FNMA	4.50	9-1-2049	541,812	542,698
FNMA	4.94	10-1-2032	1,563,667	1,632,418
FNMA	4.99	7-1-2029	2,770,000	2,873,231
FNMA	5.00	3-1-2034	105,303	106,925
FNMA	5.00	8-1-2040	1,755,289	1,796,461
FNMA	5.00	10-1-2040	125,116	128,843
FNMA	5.00	1-1-2042	127,189	130,977
FNMA	5.00	12-1-2048	130,037	132,133
FNMA	5.05	11-1-2030	1,578,407	1,648,533
FNMA	5.16	10-1-2031	2,760,000	2,922,113
FNMA	5.50	9-1-2033	605,879	624,061
FNMA	5.50	8-1-2035	201,837	210,887
FNMA	5.50	1-1-2037	145,450	151,971
FNMA	5.50	4-1-2040	381,448	398,545
FNMA	5.50	2-1-2053	4,183,045	4,271,483
FNMA	6.00	1-1-2028	56,699	58,104
FNMA	6.00	2-1-2035	191,359	195,542
FNMA	6.00	11-1-2037	113,781	119,915
FNMA	6.00	7-1-2038	43,104	45,632
FNMA	6.00	7-1-2055	9,297,484	9,616,246
FNMA	6.50	3-1-2028	1,837	1,869
FNMA	6.50	12-1-2029	22,707	23,544
FNMA	6.50	11-1-2031	3,889	4,032
FNMA	6.50	7-1-2036	113,393	119,865
FNMA	6.50	11-1-2054	2,326,289	2,415,843
FNMA	6.50	9-1-2055	746,808	775,336
FNMA	7.00	1-1-2032	830	870
FNMA	7.00	2-1-2032	14,915	15,627
The accompanying notes are an integral part of these financial statements.
4 | Allspring Government Securities Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA	7.00%	10-1-2032	$41,400	$43,377
FNMA	7.00	2-1-2034	961	1,007
FNMA	7.00	4-1-2034	18,398	19,276
FNMA	7.50	9-1-2031	16,236	16,811
FNMA	7.50	2-1-2032	8,450	8,741
FNMA	7.50	10-1-2037	196,997	209,352
FNMA	8.00	2-1-2030	5,880	5,999
FNMA	8.00	7-1-2031	26,233	26,529
FNMA	8.50	11-1-2026	208	208
FNMA	8.50	12-1-2026	4,480	4,504
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.13	12-1-2040	28,785	29,908
FNMA (1 Year Treasury Constant Maturity+2.20%)±	5.94	12-1-2034	111,089	113,941
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.09	11-1-2031	30,498	31,156
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	6-1-2032	28,492	29,126
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.33	9-1-2035	63,761	65,740
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.28	9-1-2031	10,251	10,466
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.42	12-1-2040	8,511	8,667
FNMA (11th District COFI+1.25%)±	4.27	9-1-2027	11,588	11,495
FNMA (11th District COFI+1.26%)±	4.40	5-1-2036	66,658	65,430
FNMA (11th District COFI+1.27%)±	4.18	5-1-2036	114,585	112,328
FNMA (RFUCCT1Y+1.61%)±	6.61	5-1-2046	503,409	522,928
FNMA (RFUCCT1Y+1.62%)±	2.37	8-1-2050	1,104,375	1,050,292
FNMA (RFUCCT1Y+1.73%)±	6.48	9-1-2036	76,397	78,873
FNMA (RFUCCT1Y+1.77%)±	6.42	7-1-2044	42,747	44,255
FNMA (RFUCCT1Y+1.81%)±	6.52	8-1-2036	317,868	329,957
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	250,571	249,881
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	246,071	266,963
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	64,619	66,595
FNMA Series 2002-5 Class F (30 Day Average U.S. SOFR+0.46%)±	4.13	2-25-2032	423	422
FNMA Series 2002-T1 Class A3	7.50	11-25-2031	85,627	90,682
FNMA Series 2002-T12 Class A5±±	5.35	10-25-2041	348,382	357,661
FNMA Series 2002-T16 Class A1	6.50	7-25-2042	657,196	693,875
FNMA Series 2002-T19 Class A1	6.50	7-25-2042	1,582,132	1,674,996
FNMA Series 2002-W4 Class A4	6.25	5-25-2042	211,231	216,283
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	4.09	3-25-2033	418,841	415,542
FNMA Series 2003-W1 Class 1A1±±	4.68	12-25-2042	275,894	278,733
FNMA Series 2003-W11 Class A1±±	7.27	6-25-2033	21,406	21,683
FNMA Series 2003-W3 Class 1A4±±	4.87	8-25-2042	816,141	797,135
FNMA Series 2003-W5 Class A (U.S. SOFR 1 Month+0.11%)±	3.89	4-25-2033	124,002	122,327
FNMA Series 2003-W6 Class 6A±±	4.84	8-25-2042	272,022	274,419
FNMA Series 2003-W6 Class PT4±±	8.08	10-25-2042	478,940	521,688
FNMA Series 2003-W8 Class PT1±±	7.30	12-25-2042	160,989	163,477
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	3.90	6-25-2033	31,634	30,362
FNMA Series 2004-T1 Class 1A2	6.50	1-25-2044	142,615	147,632
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	366,513	386,590
FNMA Series 2004-W15 Class 1A3	7.00	8-25-2044	130,053	136,654
FNMA Series 2006-50 Class BF (30 Day Average U.S. SOFR+0.51%)±	4.18	6-25-2036	249,671	248,849
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 5

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2007-101 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.58%	6-27-2036	$33,656	$33,983
FNMA Series 2007-W10 Class 2A±±	6.12	8-25-2047	68,448	71,046
FNMA Series 2008-17 Class DP	4.75	2-25-2038	105,938	105,177
FNMA Series 2010-136 Class FA (30 Day Average U.S. SOFR+0.61%)±	4.28	12-25-2040	357,039	355,684
FNMA Series 2011-110 Class FE (30 Day Average U.S. SOFR+0.51%)±	4.18	4-25-2041	15,101	15,086
FNMA Series 2011-128 Class FK (30 Day Average U.S. SOFR+0.46%)±	4.13	7-25-2041	36,007	35,937
FNMA Series 2013-114 Class LM	4.00	3-25-2042	526,464	523,581
FNMA Series 2014-17 Class FE (30 Day Average U.S. SOFR+0.66%)±	4.33	4-25-2044	767,641	764,718
FNMA Series 2014-20 Class TM±±	4.50	4-25-2044	212,746	33,609
FNMA Series 2017-M2 Class A2±±	2.86	2-25-2027	4,365,310	4,327,201
FNMA Series 2018-M1 Class A2±±	2.98	12-25-2027	521,206	514,945
FNMA Series 2018-M13 Class A2±±	3.75	9-25-2030	318,229	318,337
FNMA Series 2019-M5 Class A2	3.27	2-25-2029	4,589,523	4,538,260
GNMA	2.00	3-20-2052	2,976,338	2,521,901
GNMA	2.50	9-20-2051	1,241,981	1,096,705
GNMA	2.50	3-20-2052	3,725,070	3,289,328
GNMA	2.50	4-20-2052	2,503,185	2,210,372
GNMA	3.00	11-20-2045	2,214,492	2,063,243
GNMA	3.00	4-20-2051	1,685,926	1,549,003
GNMA	3.50	12-20-2047	1,968,555	1,887,784
GNMA	3.50	7-20-2051	1,655,483	1,571,260
GNMA	4.00	12-20-2047	1,328,894	1,302,689
GNMA	4.25	6-20-2036	142,196	140,528
GNMA	4.50	8-20-2049	288,527	288,610
GNMA	4.50	9-20-2052	859,701	856,369
GNMA	4.50	3-20-2053	1,146,177	1,140,263
GNMA	5.00	7-20-2040	289,298	298,900
GNMA	5.00	9-20-2052	1,540,192	1,554,067
GNMA	5.00	6-20-2053	2,339,492	2,359,644
GNMA	5.00	11-20-2054	4,216,401	4,236,988
GNMA	5.50	4-20-2053	1,945,035	1,988,659
GNMA	5.50	1-20-2055	4,129,492	4,193,497
GNMA	5.50	10-20-2055	4,679,019	4,745,295
GNMA	6.00	8-20-2034	9,298	9,390
GNMA	6.00	9-20-2054	1,358,528	1,388,442
GNMA	6.00	9-20-2055	3,867,186	3,953,030
GNMA	6.50	5-15-2031	380	386
GNMA	6.50	9-20-2033	10,256	10,668
GNMA	7.00	5-15-2026	2	2
GNMA	7.00	4-15-2031	104	104
GNMA	7.00	8-15-2031	10,504	10,731
GNMA	7.00	3-15-2032	8,166	8,344
GNMA Series 2005-23 Class IOƒ±±	0.00	6-17-2045	428,954	0
GNMA Series 2006-32 Class XMƒ±±	0.15	11-16-2045	736,052	12
The accompanying notes are an integral part of these financial statements.
6 | Allspring Government Securities Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
GNMA Series 2008-22 Class XMƒ±±	1.37%	2-16-2050	$2,938,109	$27,326
GNMA Series 2012-H12 Class HD	2.00	5-20-2062	16,898	15,709
GNMA Series 2018-H01 Class BF (U.S. SOFR 1 Month+0.51%)±	4.20	1-20-2068	709,534	708,682
GNMA Series 2019-H06 Class HIƒ±±	1.79	4-20-2069	580,525	3,721
GNMA Series 2024-4 Class EA	5.00	1-20-2052	1,360,960	1,364,909
Resolution Funding Corp. Principal STRIPS¤	0.00	1-15-2030	9,300,000	8,090,843
TVA Principal STRIPS¤	0.00	6-15-2035	2,448,000	1,655,269
Total agency securities (Cost $244,368,106)				238,018,141
Asset-backed securities: 0.74%
FirstKey Homes Trust Series 2021-SFR1 Class A144A	1.54	8-17-2038	1,057,129	1,043,851
Navient Student Loan Trust Series 2019-2A Class A2 (30 Day Average U.S. SOFR+1.11%)144A±	4.78	2-27-2068	1,627,252	1,638,406
Total asset-backed securities (Cost $2,681,318)				2,682,257
Corporate bonds and notes: 2.69%
Consumer, non-cyclical: 0.70%
Commercial services: 0.70%
Rockefeller Foundation Series 2020	2.49	10-1-2050	4,000,000	2,520,436
Financial: 1.10%
REITs: 1.10%
American Tower Trust #1144A	3.65	3-23-2028	4,000,000	3,983,458
Government securities: 0.14%
Multi-national: 0.14%
International Bank for Reconstruction & Development Series C¤	0.00	3-11-2031	615,000	502,378
Utilities: 0.75%
Electric: 0.75%
Centerpoint Energy Restoration Bond Co. III LLC Series A-1	3.90	12-15-2030	2,685,000	2,689,350
Total corporate bonds and notes (Cost $11,244,089)				9,695,622
Non-agency mortgage-backed securities: 4.03%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	209,734	203,827
Arroyo Mortgage Trust Series 2019-1 Class A1144A±±	3.81	1-25-2049	503,525	494,692
Benchmark Mortgage Trust Series 2018-B1 Class A4	3.40	1-15-2051	110,720	109,713
Benchmark Mortgage Trust Series 2019-B9 Class A5	4.02	3-15-2052	784,571	776,249
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	452,007	446,609
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	3,030,000	2,911,898
CD Mortgage Trust Series 2017-CD6 Class A5	3.46	11-13-2050	2,340,000	2,314,401
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	572,088	537,913
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	1,457,789	1,409,560
New Residential Mortgage Loan Trust Series 2020-NQM2 Class A1144A±±	1.65	5-24-2060	150,278	147,250
Starwood Mortgage Residential Trust Series 2021-6 Class A1144A±±	1.92	11-25-2066	2,761,271	2,485,136
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 7

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
UBS Commercial Mortgage Trust Series 2017-C5 Class A5	3.47%	11-15-2050	$2,581,000	$2,539,309
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	193,166	185,637
Total non-agency mortgage-backed securities (Cost $15,236,413)				14,562,194
U.S. Treasury securities: 21.30%
U.S. Treasury Bonds	4.38	8-15-2043	5,139,000	5,054,889
U.S. Treasury Bonds	4.63	11-15-2045	550,000	553,609
U.S. Treasury Bonds	4.63	2-15-2046	8,127,000	8,184,143
U.S. Treasury Bonds	4.63	5-15-2054	1,550,000	1,545,035
U.S. Treasury Bonds	4.63	11-15-2055	1,110,000	1,108,092
U.S. Treasury Bonds	4.75	11-15-2043	1,130,000	1,163,106
U.S. Treasury Bonds	4.75	11-15-2053	2,440,000	2,479,459
U.S. Treasury Bonds	4.75	5-15-2055	2,754,000	2,802,733
U.S. Treasury Bonds	4.75	8-15-2055	2,760,000	2,810,456
U.S. Treasury Notes	3.38	11-30-2027	9,076,000	9,070,328
U.S. Treasury Notes	3.50	10-31-2027	2,920,000	2,923,308
U.S. Treasury Notes	3.63	8-31-2027	6,870,000	6,887,980
U.S. Treasury Notes	3.63	8-31-2030	3,368,000	3,385,498
U.S. Treasury Notes	3.75	1-31-2031	3,904,000	3,943,650
U.S. Treasury Notes	3.88	7-31-2030	11,040,000	11,213,363
U.S. Treasury Notes	4.00	11-15-2035	3,507,000	3,519,603
U.S. Treasury Notes	4.13	11-15-2032	1,802,000	1,847,050
U.S. Treasury Principal STRIPS¤	0.00	5-15-2039	7,980,000	4,557,020
U.S. Treasury STRIPS¤	0.00	5-15-2040	7,275,000	3,829,371
Total U.S. Treasury securities (Cost $79,336,055)				76,878,693

	Yield	Shares
Short-term investments: 5.50%
Investment companies: 2.46%
Allspring Government Money Market Fund Select Class♠∞	3.62	8,876,925	8,876,925

				Principal
U.S. Treasury securities: 3.04%
U.S. Treasury Bills☼		3.46	4-9-2026	$11,000,000	10,957,939
Total short-term investments (Cost $19,834,823)					19,834,864
Total investments in securities (Cost $372,700,804)	100.20%				361,671,771
Other assets and liabilities, net	(0.20)				(715,366)
Total net assets	100.00%				$360,956,405

The accompanying notes are an integral part of these financial statements.
8 | Allspring Government Securities Fund

Portfolio of investments—February 28, 2026 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

¤	The security is issued in zero coupon form with no periodic interest payments.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal of securities
TVA	Tennessee Valley Authority
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$13,228,375	$110,001,442	$(114,352,892)	$0	$0	$8,876,925	8,876,925	$232,054
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	131	6-18-2026	$14,871,874	$14,909,438	$37,564	$0
Ultra U.S. Treasury Bond	71	6-18-2026	8,550,233	8,633,156	82,923	0
2-Year U.S. Treasury Notes	237	6-30-2026	49,538,934	49,597,805	58,871	0
Short
Ultra 10-Year U.S. Treasury Notes	(16)	6-18-2026	(1,856,973)	(1,867,750)	0	(10,777)
					$179,358	$(10,777)
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 9

Statement of assets and liabilities—February 28, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $363,823,879)	$352,794,846
Investments in affiliated securities, at value (cost $8,876,925)	8,876,925
Cash	1,215
Cash at broker segregated for futures contracts	2,666,000
Receivable for investments sold	7,494,940
Receivable for interest	1,463,851
Receivable for Fund shares sold	307,142
Receivable for daily variation margin on open futures contracts	152,941
Principal paydown receivable	30,911
Prepaid expenses and other assets	57,466
Total assets	373,846,237
Liabilities
Payable for investments purchased	12,013,781
Dividends payable	353,242
Payable for Fund shares redeemed	284,201
Management fee payable	95,215
Administration fees payable	29,267
Shareholder servicing fees payable	22,974
Payable for daily variation margin on open futures contracts	8,500
Trustees’ fees and expenses payable	367
Accrued expenses and other liabilities	82,285
Total liabilities	12,889,832
Total net assets	$360,956,405
Net assets consist of
Paid-in capital	$447,314,730
Total distributable loss	(86,358,325)
Total net assets	$360,956,405
Computation of net asset value and offering price per share
Net assets–Class A	$116,983,325
Shares outstanding–Class A1	11,680,196
Net asset value per share–Class A	$10.02
Maximum offering price per share – Class A2	$10.49
Net assets–Institutional Class	$243,973,080
Shares outstanding–Institutional Class[1]	24,366,704
Net asset value per share–Institutional Class	$10.01
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
10 | Allspring Government Securities Fund

Statement of operations—six months ended February 28, 2026 (unaudited)
Statement of operations
Investment income
Interest	$6,869,405
Income from affiliated securities	232,054
Total investment income	7,101,459
Expenses
Management fee	825,334
Administration fees
Class A	90,768
Class C	336 [1]
Administrator Class	2,003 [2]
Institutional Class	96,414
Shareholder servicing fees
Class A	150,026
Class C	558 [1]
Administrator Class	4,929 [2]
Distribution fee
Class C	1,668 [1]
Custody and accounting fees	9,973
Professional fees	46,874
Registration fees	46,750
Shareholder report expenses	21,638
Trustees’ fees and expenses	4,683
Other fees and expenses	11,546
Total expenses	1,313,500
Less: Fee waivers and/or expense reimbursements
Fund-level	(153,439)
Class A	(35,990)
Institutional Class	(57,266)
Net expenses	1,066,805
Net investment income	6,034,654
Realized and unrealized gains (losses) on investments
Net realized gains on
Unaffiliated securities	754,935
Futures contracts	589,573
Net realized gains on investments	1,344,508
Net change in unrealized gains (losses) on
Unaffiliated securities	7,096,888
Futures contracts	26,196
Net change in unrealized gains (losses) on investments	7,123,084
Net realized and unrealized gains (losses) on investments	8,467,592
Net increase in net assets resulting from operations	$14,502,246
1 For the period from September 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from September 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 11

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2026 (unaudited)		Year ended August 31, 2025
Operations
Net investment income		$6,034,654		$13,421,647
Net realized gains (losses) on investments		1,344,508		(9,716,557)
Net change in unrealized gains (losses) on investments		7,123,084		4,833,758
Net increase in net assets resulting from operations		14,502,246		8,538,848
Distributions to shareholders from
Net investment income and net realized gains
Class A		(1,828,908)		(4,064,222)
Class C		(5,301)[1]		(28,200)
Administrator Class		(68,538)[2]		(1,898,277)
Institutional Class		(4,000,157)		(7,494,872)
Total distributions to shareholders		(5,902,904)		(13,485,571)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	409,257	4,045,695	1,401,008	13,576,674
Class C	39 [1]	379 [1]	47,076	456,890
Administrator Class	26,400 [2]	259,933 [2]	1,170,373	11,350,693
Institutional Class	3,491,146	34,516,849	9,863,068	95,248,853
		38,822,856		120,633,110
Reinvestment of distributions
Class A	162,546	1,609,004	363,604	3,533,230
Class C	350 [1]	3,454 [1]	2,139	20,771
Administrator Class	0 [2]	0 [2]	192,084	1,865,350
Institutional Class	216,648	2,143,768	401,116	3,895,273
		3,756,226		9,314,624
Payment for shares redeemed
Class A	(1,893,677)	(18,727,864)	(4,091,533)	(39,871,703)
Class C	(1,031)[1]	(10,214)[1]	(54,247)	(526,384)
Administrator Class	(327,021)[2]	(3,233,456)[2]	(1,827,475)	(17,686,542)
Institutional Class	(4,724,242)	(46,664,034)	(16,398,918)	(158,124,195)
		(68,635,568)		(216,208,824)
1 For the period from September 1, 2025 to November 14, 2025
2 For the period from September 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
12 | Allspring Government Securities Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2026 (unaudited)		Year ended August 31, 2025
	Shares		Shares
Share conversions
Class A	108,434	$1,068,710	0	$0
Class C	(108,430)[3]	(1,068,710)[3]	0	0
Administrator Class	(5,462,529)[4]	(54,009,113)[4]	0	0
Institutional Class	5,461,810	54,009,113	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(26,056,486)		(86,261,090)
Total decrease in net assets		(17,457,144)		(91,207,813)
Net assets
Beginning of period		378,413,549		469,621,362
End of period		$360,956,405		$378,413,549
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 13

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.78	$9.86	$9.56	$10.11	$11.49	$11.67
Net investment income	0.15 [1]	0.30 [1]	0.29 [1]	0.24 [1]	0.14	0.12 [1]
Net realized and unrealized gains (losses) on investments	0.24	(0.08)	0.30	(0.56)	(1.39)	(0.17)
Total from investment operations	0.39	0.22	0.59	(0.32)	(1.25)	(0.05)
Distributions to shareholders from
Net investment income	(0.15)	(0.30)	(0.29)	(0.23)	(0.13)	(0.11)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.02)
Total distributions to shareholders	(0.15)	(0.30)	(0.29)	(0.23)	(0.13)	(0.13)
Net asset value, end of period	$10.02	$9.78	$9.86	$9.56	$10.11	$11.49
Total return[2]	4.00%	2.32%	6.35%	(3.14)%	(10.95)%	(0.40)%
Ratios to average net assets (annualized)
Gross expenses	0.92%	0.93%	0.90%	0.91%	0.89%	0.89%
Net expenses	0.78%	0.81%	0.84%	0.85%	0.84%	0.84%
Net investment income	3.07%	3.10%	3.02%	2.42%	1.28%	1.00%
Supplemental data
Portfolio turnover rate	43%	103%	77%	152%	309%	221%
Net assets, end of period (000s omitted)	$116,983	$126,146	$150,148	$165,441	$196,839	$265,018

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
14 | Allspring Government Securities Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.78	$9.86	$9.56	$10.10	$11.48	$11.66
Net investment income	0.17 [1]	0.33 [1]	0.32 [1]	0.28 [1]	0.17	0.16 [1]
Net realized and unrealized gains (losses) on investments	0.22	(0.08)	0.31	(0.55)	(1.38)	(0.17)
Total from investment operations	0.39	0.25	0.63	(0.27)	(1.21)	(0.01)
Distributions to shareholders from
Net investment income	(0.16)	(0.33)	(0.33)	(0.27)	(0.17)	(0.15)
Tax basis return of capital	0.00	0.00	0.00	0.00	0.00	(0.02)
Total distributions to shareholders	(0.16)	(0.33)	(0.33)	(0.27)	(0.17)	(0.17)
Net asset value, end of period	$10.01	$9.78	$9.86	$9.56	$10.10	$11.48
Total return[2]	4.05%	2.66%	6.73%	(2.69)%	(10.63)%	(0.05)%
Ratios to average net assets (annualized)
Gross expenses	0.60%	0.61%	0.59%	0.58%	0.56%	0.56%
Net expenses	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Net investment income	3.37%	3.43%	3.38%	2.83%	1.66%	1.36%
Supplemental data
Portfolio turnover rate	43%	103%	77%	152%	309%	221%
Net assets, end of period (000s omitted)	$243,973	$194,841	$256,937	$316,449	$255,952	$306,431

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Government Securities Fund | 15

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Government Securities Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
16 | Allspring Government Securities Fund

Notes to financial statements (unaudited)
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2026, the aggregate cost of all investments for federal income tax purposes was $380,797,133 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$3,248,286
Gross unrealized losses	(22,205,067)
Net unrealized losses	$(18,956,781)
As of August 31, 2025, the Fund had capital loss carryforwards which consisted of $33,540,617 in short-term capital losses and $35,172,219 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Government Securities Fund | 17

Notes to financial statements (unaudited)
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$238,018,141	$0	$238,018,141
Asset-backed securities	0	2,682,257	0	2,682,257
Corporate bonds and notes	0	9,695,622	0	9,695,622
Non-agency mortgage-backed securities	0	14,562,194	0	14,562,194
U.S. Treasury securities	68,492,302	8,386,391	0	76,878,693
Short-term investments
Investment companies	8,876,925	0	0	8,876,925
U.S. Treasury securities	10,957,939	0	0	10,957,939
	88,327,166	273,344,605	0	361,671,771
Futures contracts	179,358	0	0	179,358
Total assets	$88,506,524	$273,344,605	$0	$361,851,129
Liabilities
Futures contracts	$10,777	$0	$0	$10,777
Total liabilities	$10,777	$0	$0	$10,777
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
18 | Allspring Government Securities Fund

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.450%
Next $500 million	0.425
Next $2 billion	0.400
Next $2 billion	0.375
Next $5 billion	0.340
Over $10 billion	0.320
For the six months ended February 28, 2026, the management fee was equivalent to an annual rate of 0.45% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2026  to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 28, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.84%
Institutional Class	0.48
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2026, Allspring Funds Distributor received $4 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended February 28, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Allspring Government Securities Fund | 19

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$146,692,305	$2,684,962	$151,448,217	$0
6.DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2026, the Fund entered into futures contracts to manage duration and yield curve exposures. The Fund had an average notional amount of $84,822,161 in long futures contracts and $3,302,701 in short futures contracts during the six months ended February 28, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2026, there were no borrowings by the Fund under the agreement.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
20 | Allspring Government Securities Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Government Securities Fund | 21

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

22 | Allspring Government Securities Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3004 02-26

Allspring High Yield Bond Fund
Long Form Financial Statements
Semi-Annual Report
February 28, 2026

Allspring High Yield Bond Fund | 1

Portfolio of investments—February 28, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 0.30%
Uniti Fiber ABS Issuer LLC Series 2025-1A Class B144A	6.37%	4-20-2055	$680,000	$699,461
Total asset-backed securities (Cost $680,000)				699,461

	Shares
Common stocks: 0.81%
Energy: 0.58%
Oil, gas & consumable fuels: 0.58%
Enviva, Inc. (Acquired 12-06-2024, cost $450,230)†˃	82,510	1,371,729
Health care: 0.23%
Health care providers & services: 0.23%
Modivcare Topco LLC†	94,448	531,270
Total common stocks (Cost $764,487)		1,902,999

			Principal
Corporate bonds and notes: 78.78%
Basic materials: 2.50%
Chemicals: 1.97%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$1,200,000	1,229,717
Celanese U.S. Holdings LLC	7.38	7-15-2032	475,000	500,753
Chemours Co.144A%%	7.88	3-15-2034	505,000	504,369
Chemours Co.144A	8.00	1-15-2033	1,155,000	1,174,688
SCIH Salt Holdings, Inc.144A	6.63	5-1-2029	1,205,000	1,201,987
				4,611,514
Iron/steel: 0.53%
Cleveland-Cliffs, Inc.144A	7.00	3-15-2032	1,230,000	1,249,220
Communications: 12.40%
Advertising: 1.34%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	1,460,000	1,543,236
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	500,000	490,524
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	1,050,000	1,103,857
				3,137,617
Internet: 1.95%
Arches Buyer, Inc.144A	4.25	6-1-2028	675,000	653,755
Arches Buyer, Inc.144A	6.13	12-1-2028	495,000	467,164
Cablevision Lightpath LLC144A	5.63	9-15-2028	875,000	874,354
Match Group Holdings II LLC144A	5.63	2-15-2029	975,000	973,329
Match Group Holdings II LLC144A	6.13	9-15-2033	655,000	653,206
Wayfair LLC144A	6.75	11-15-2032	935,000	952,947
				4,574,755
Media: 5.45%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	2,170,000	1,890,289
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	3,000,000	2,861,482
The accompanying notes are an integral part of these financial statements.
2 | Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Media(continued)
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50%	5-1-2032	$130,000	$118,970
CSC Holdings LLC144A	3.38	2-15-2031	965,000	575,227
CSC Holdings LLC144A	5.50	4-15-2027	950,000	805,445
CSC Holdings LLC144A	5.75	1-15-2030	560,000	216,364
CSC Holdings LLC144A	11.25	5-15-2028	750,000	594,203
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	235,000	235,273
DISH DBS Corp.144A	5.75	12-1-2028	570,000	551,649
DISH Network Corp.144A	11.75	11-15-2027	1,900,000	1,967,024
Gray Media, Inc.144A	9.63	7-15-2032	720,000	748,070
Paramount Global (U.S. SOFR 3 Month+3.90%)±	6.25	2-28-2057	885,000	686,141
Sirius XM Radio LLC144A	4.13	7-1-2030	1,625,000	1,531,693
				12,781,830
Telecommunications: 3.66%
EchoStar Corp. (PIK at 6.75%)¥	6.75	11-30-2030	2,903,950	2,940,987
Level 3 Financing, Inc.144A	3.63	1-15-2029	825,000	775,500
Level 3 Financing, Inc.144A	6.88	6-30-2033	830,000	859,610
Level 3 Financing, Inc.144A	8.50	1-15-2036	865,000	900,638
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	700,000	703,136
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC144A	8.63	6-15-2032	370,000	375,257
Windstream Services LLC/Windstream Escrow Finance Corp.144A	8.25	10-1-2031	1,040,000	1,094,948
WULF Compute LLC144A	7.75	10-15-2030	875,000	926,637
				8,576,713
Consumer, cyclical: 14.45%
Airlines: 0.35%
JetBlue Airways Corp./JetBlue Loyalty LP144A	9.88	9-20-2031	810,000	823,159
Apparel: 0.38%
Beach Acquisition Bidco LLC (PIK at 10.75%)144A¥	10.00	7-15-2033	795,806	879,368
Auto manufacturers: 0.09%
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	210,000	218,213
Auto parts & equipment: 1.49%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	1,035,000	1,086,245
Adient Global Holdings Ltd.144A	8.25	4-15-2031	190,000	198,767
American Axle & Manufacturing, Inc.	5.00	10-1-2029	620,000	605,710
American Axle & Manufacturing, Inc.144A	7.75	10-15-2033	425,000	431,945
ZF North America Capital, Inc.144A	6.88	4-23-2032	680,000	682,160
ZF North America Capital, Inc.144A	7.50	3-24-2031	460,000	474,083
				3,478,910
Entertainment: 2.91%
Churchill Downs, Inc.144A	6.75	5-1-2031	1,085,000	1,117,665
Cinemark USA, Inc.144A	7.00	8-1-2032	1,875,000	1,952,855
Discovery Global Holdings, Inc.	4.05	3-15-2029	770,000	761,815
Discovery Global Holdings, Inc.	4.28	3-15-2032	435,000	399,656
Discovery Global Holdings, Inc.	5.05	3-15-2042	625,000	439,063
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 3

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Entertainment(continued)
Six Flags Entertainment Corp.144A	7.25%	5-15-2031	$240,000	$235,556
Six Flags Entertainment Corp./Canada’s Wonderland Co./Millennium Operations LLC144A	8.63	1-15-2032	500,000	506,247
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada’s Wonderland Co.144A	6.63	5-1-2032	1,390,000	1,413,198
				6,826,055
Home builders: 1.34%
Ashton Woods USA LLC/Ashton Woods Finance Co.144A	6.88	8-1-2033	1,055,000	1,064,863
Century Communities, Inc.144A	6.63	9-15-2033	595,000	604,588
K Hovnanian Enterprises, Inc.144A	8.38	10-1-2033	480,000	492,228
LGI Homes, Inc.144A	8.75	12-15-2028	940,000	980,760
				3,142,439
Home furnishings: 0.30%
Whirlpool Corp.	6.13	6-15-2030	710,000	713,187
Housewares: 0.83%
Central Garden & Pet Co.	4.13	10-15-2030	300,000	289,508
Newell Brands, Inc.	6.38	5-15-2030	810,000	812,484
Newell Brands, Inc.144A	8.50	6-1-2028	800,000	842,081
				1,944,073
Leisure time: 0.91%
NCL Corp. Ltd.144A	6.25	9-15-2033	820,000	827,662
NCL Corp. Ltd.144A	6.75	2-1-2032	510,000	525,216
NCL Corp. Ltd.144A	7.75	2-15-2029	450,000	480,817
Viking Cruises Ltd.144A	5.88	10-15-2033	280,000	285,645
				2,119,340
Lodging: 0.50%
Genting New York LLC/GENNY Capital, Inc.144A	7.25	10-1-2029	875,000	907,224
Hilton Domestic Operating Co., Inc.144A	6.13	4-1-2032	250,000	258,463
				1,165,687
Retail: 5.35%
Advance Auto Parts, Inc.144A	7.38	8-1-2033	1,075,000	1,101,665
Carvana Co.144A	9.00	6-1-2030	1,910,000	1,988,424
Carvana Co.144A	9.00	6-1-2031	595,000	652,556
FirstCash, Inc.144A	6.88	3-1-2032	1,500,000	1,548,002
Lithia Motors, Inc.144A	4.38	1-15-2031	300,000	288,553
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	805,000	810,843
Michaels Cos., Inc.144A	7.88	5-1-2029	600,000	602,701
Michaels Cos., Inc.144A%%	8.50	3-15-2033	1,200,000	1,167,246
Petco Health & Wellness Co., Inc.144A	8.25	2-1-2031	170,000	166,028
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	990,000	1,001,761
PetSmart LLC/PetSmart Finance Corp.144A	10.00	9-15-2033	680,000	681,939
QXO Building Products, Inc.144A	6.75	4-30-2032	775,000	802,680
The accompanying notes are an integral part of these financial statements.
4 | Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
Sally Holdings LLC/Sally Capital, Inc.	6.75%	3-1-2032	$595,000	$617,707
Sonic Automotive, Inc.144A	4.63	11-15-2029	400,000	393,316
Sonic Automotive, Inc.144A	4.88	11-15-2031	750,000	724,652
				12,548,073
Consumer, non-cyclical: 12.72%
Commercial services: 5.47%
ADT Security Corp.144A	5.88	10-15-2033	405,000	411,628
Allied Universal Holdco LLC144A	7.88	2-15-2031	865,000	913,880
Block, Inc.	6.50	5-15-2032	1,000,000	1,028,759
CoreCivic, Inc.	8.25	4-15-2029	2,015,000	2,095,290
GEO Group, Inc.	8.63	4-15-2029	1,295,000	1,347,468
GEO Group, Inc.	10.25	4-15-2031	1,150,000	1,234,785
Herc Holdings, Inc.144A	7.00	6-15-2030	1,150,000	1,205,105
Herc Holdings, Inc.144A	7.25	6-15-2033	995,000	1,051,782
Sabre Financial Borrower LLC144A	11.13	6-15-2029	450,000	433,589
Service Corp. International	5.75	10-15-2032	700,000	713,656
Sotheby’s/BidFair Holdings, Inc.144A	5.88	6-1-2029	1,495,000	1,438,383
Veritiv Operating Co.144A	10.50	11-30-2030	885,000	946,923
				12,821,248
Food: 0.82%
Industrial F&B Investments III, Inc.144A	7.75	2-11-2033	680,000	697,907
Lamb Weston Holdings, Inc.144A	4.38	1-31-2032	770,000	735,057
Performance Food Group, Inc.144A	6.13	9-15-2032	475,000	487,586
				1,920,550
Healthcare-services: 5.54%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	625,000	600,520
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	730,000	727,212
CHS/Community Health Systems, Inc.144A	6.88	4-15-2029	630,000	608,585
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	360,000	390,141
Concentra Health Services, Inc.144A	6.88	7-15-2032	1,450,000	1,514,007
DaVita, Inc.144A	6.88	9-1-2032	2,335,000	2,426,266
IQVIA, Inc.144A	6.25	6-1-2032	375,000	385,754
Molina Healthcare, Inc.144A	6.25	1-15-2033	515,000	506,614
MPH Acquisition Holdings LLC144A	5.75	12-31-2030	462,178	338,827
MPH Acquisition Holdings LLC (PIK at 0.75%)144A¥	6.75	3-31-2031	582,175	372,592
MPH Acquisition Holdings LLC (PIK at 5.00%)144A¥	11.50	12-31-2030	520,809	463,520
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	960,000	953,790
Radiology Partners, Inc.144A	8.50	7-15-2032	840,000	864,931
Star Parent, Inc.144A	9.00	10-1-2030	1,150,000	1,167,210
Surgery Center Holdings, Inc.144A	7.25	4-15-2032	795,000	794,036
Tenet Healthcare Corp.	6.75	5-15-2031	850,000	882,533
				12,996,538
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 5

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 0.89%
AdaptHealth LLC144A	5.13%	3-1-2030	$1,055,000	$1,016,564
Endo Finance Holdings LP144A	8.50	4-15-2031	1,000,000	1,062,793
				2,079,357
Energy: 9.25%
Energy-alternate sources: 0.00%
Enviva Partners LP/Enviva Partners Finance Corp.144A♦†	6.50	1-15-2026	3,940,000	0
Oil & gas: 1.62%
California Resources Corp.144A	7.00	1-15-2034	355,000	361,497
California Resources Corp.144A	8.25	6-15-2029	1,100,000	1,154,790
Caturus Energy LLC144A	8.50	2-15-2030	275,000	287,352
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	410,000	399,368
Nabors Industries, Inc.144A	9.13	1-31-2030	915,000	962,150
SM Energy Co.144A	9.63	6-15-2033	575,000	635,798
				3,800,955
Oil & gas services: 2.03%
Archrock Partners LP/Archrock Partners Finance Corp.144A	6.63	9-1-2032	855,000	889,749
Bristow Group, Inc.144A	6.75	2-1-2033	955,000	969,016
Bristow Group, Inc.144A	6.88	3-1-2028	1,175,000	1,175,000
Oceaneering International, Inc.	6.00	2-1-2028	730,000	742,742
SESI LLC144A	7.88	9-30-2030	785,000	801,514
USA Compression Partners LP/USA Compression Finance Corp.144A	6.25	10-1-2033	170,000	172,882
				4,750,903
Pipelines: 5.60%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	10-15-2033	495,000	502,500
Buckeye Partners LP144A	6.88	7-1-2029	1,175,000	1,219,094
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	375,000	373,978
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	1,480,000	1,596,557
Excelerate Energy LP144A	8.00	5-15-2030	965,000	1,022,930
Harvest Midstream I LP144A	7.50	9-1-2028	1,115,000	1,127,426
Hess Midstream Operations LP144A	5.50	10-15-2030	200,000	201,508
Hess Midstream Operations LP144A	6.50	6-1-2029	240,000	248,342
Prairie Acquiror LP144A	9.00	8-1-2029	850,000	886,962
Rockies Express Pipeline LLC144A	6.75	3-15-2033	400,000	421,370
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	1,350,000	1,368,091
Venture Global LNG, Inc.144A	8.38	6-1-2031	850,000	870,432
Venture Global LNG, Inc.144A	9.88	2-1-2032	765,000	810,471
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	1,270,000	1,110,711
Venture Global Plaquemines LNG LLC144A	7.50	5-1-2033	1,220,000	1,353,381
				13,113,753
The accompanying notes are an integral part of these financial statements.
6 | Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Financial: 13.65%
Banks: 2.04%
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63%	2-15-2031	$2,330,000	$2,408,710
PNC Financial Services Group, Inc. Series U (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.00	5-15-2027	1,165,000	1,174,618
Wells Fargo & Co. (5 Year Treasury Constant Maturity+2.77%)ʊ±	6.85	9-15-2029	1,130,000	1,191,753
				4,775,081
Diversified financial services: 5.18%
Azorra Finance Ltd.144A	7.25	1-15-2031	590,000	615,779
Encore Capital Group, Inc.144A	9.25	4-1-2029	925,000	968,145
EZCORP, Inc.144A	7.38	4-1-2032	680,000	728,238
Jane Street Group/JSG Finance, Inc.144A	6.13	11-1-2032	565,000	568,374
Jane Street Group/JSG Finance, Inc.144A	6.75	5-1-2033	455,000	466,914
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	1,040,000	1,082,007
Jefferson Capital Holdings LLC144A	8.25	5-15-2030	390,000	408,600
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	670,000	706,022
Navient Corp.	11.50	3-15-2031	265,000	280,809
OneMain Finance Corp.	7.88	3-15-2030	1,280,000	1,338,822
PRA Group, Inc.144A	5.00	10-1-2029	765,000	706,139
Provident Funding Associates LP/PFG Finance Corp.144A	9.75	9-15-2029	775,000	803,414
Rocket Cos., Inc.144A	6.13	8-1-2030	450,000	461,679
Rocket Cos., Inc.144A	7.13	2-1-2032	1,050,000	1,098,157
United Wholesale Mortgage LLC144A	5.50	4-15-2029	1,600,000	1,569,173
United Wholesale Mortgage LLC144A	6.25	3-15-2031	355,000	342,991
				12,145,263
Insurance: 2.51%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	7.38	10-1-2032	2,055,000	2,031,935
AmWINS Group, Inc.144A	6.38	2-15-2029	735,000	747,946
Asurion LLC & Asurion Co-Issuer, Inc.144A	8.00	12-31-2032	340,000	357,105
Asurion LLC & Asurion Co-Issuer, Inc.144A	8.38	2-1-2034	930,000	925,505
Broadstreet Partners Group LLC144A	5.88	4-15-2029	600,000	581,098
HUB International Ltd.144A	7.25	6-15-2030	205,000	211,448
HUB International Ltd.144A	7.38	1-31-2032	1,000,000	1,017,825
				5,872,862
Investment Companies: 0.25%
HA Sustainable Infrastructure Capital, Inc. (5 Year Treasury Constant Maturity+4.30%)±	8.00	6-1-2056	565,000	595,154
REITs: 3.67%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	745,000	794,120
Brandywine Operating Partnership LP	6.13	1-15-2031	410,000	389,059
Brandywine Operating Partnership LP	8.88	4-12-2029	535,000	568,343
Iron Mountain, Inc.144A	4.50	2-15-2031	1,775,000	1,712,014
Iron Mountain, Inc.144A	5.25	7-15-2030	360,000	358,198
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	7.00	2-1-2030	845,000	874,889
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 7

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
RHP Hotel Properties LP/RHP Finance Corp.144A%%	5.75%	3-15-2034	$850,000	$856,202
RHP Hotel Properties LP/RHP Finance Corp.144A	6.50	6-15-2033	890,000	924,523
Starwood Property Trust, Inc.144A	6.50	7-1-2030	1,100,000	1,144,027
Uniti Group LP/Uniti Fiber Holdings, Inc./CSL Capital LLC144A	6.00	1-15-2030	365,000	344,918
Vornado Realty LP	5.75	2-1-2033	625,000	634,133
				8,600,426
Industrial: 5.39%
Aerospace/defense: 0.53%
TransDigm, Inc.144A	6.63	3-1-2032	1,200,000	1,243,191
Building materials: 1.66%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	945,000	713,486
CP Atlas Buyer, Inc.144A	9.75	7-15-2030	280,000	280,266
EMRLD Borrower LP/Emerald Co-Issuer, Inc.144A	6.63	12-15-2030	1,275,000	1,319,618
Quikrete Holdings, Inc.144A	6.38	3-1-2032	325,000	337,772
Quikrete Holdings, Inc.144A	6.75	3-1-2033	700,000	727,619
Standard Building Solutions, Inc.144A	6.25	8-1-2033	500,000	509,326
				3,888,087
Electrical components & equipment: 0.90%
Energizer Holdings, Inc.144A	4.38	3-31-2029	1,095,000	1,063,677
WESCO Distribution, Inc.144A	6.63	3-15-2032	1,000,000	1,040,269
				2,103,946
Electronics: 0.14%
Sensata Technologies, Inc.144A	6.63	7-15-2032	320,000	334,972
Environmental control: 0.26%
Clean Harbors, Inc.144A	6.38	2-1-2031	600,000	616,034
Miscellaneous manufacturing: 0.30%
Entegris, Inc.144A	5.95	6-15-2030	690,000	703,617
Packaging & containers: 0.64%
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	385,000	390,902
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	1,110,000	1,105,107
				1,496,009
Transportation: 0.40%
Genesee & Wyoming, Inc.144A	6.25	4-15-2032	900,000	927,663
Trucking & leasing: 0.56%
FTAI Aviation Investors LLC144A	7.00	5-1-2031	1,100,000	1,155,028
FTAI Aviation Investors LLC144A	7.00	6-15-2032	150,000	157,455
				1,312,483
The accompanying notes are an integral part of these financial statements.
8 | Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Technology: 4.02%
Computers: 0.45%
Diebold Nixdorf, Inc.144A	7.75%	3-31-2030	$1,005,000	$1,059,994
Office/business equipment: 0.47%
Zebra Technologies Corp.144A	6.50	6-1-2032	1,060,000	1,086,470
Software: 3.10%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	1,800,000	1,692,477
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,350,000	1,351,131
Cloud Software Group, Inc.144A	9.00	9-30-2029	1,085,000	1,062,485
CoreWeave, Inc.144A	9.00	2-1-2031	1,020,000	984,164
Ellucian Holdings, Inc.144A	6.50	12-1-2029	505,000	495,212
Rocket Software, Inc.144A	6.50	2-15-2029	245,000	205,115
Rocket Software, Inc.144A	9.00	11-28-2028	1,100,000	1,072,510
SS&C Technologies, Inc.144A	6.50	6-1-2032	400,000	407,701
				7,270,795
Utilities: 4.40%
Electric: 4.40%
AES Corp. (5 Year Treasury Constant Maturity+2.89%)±	6.95	7-15-2055	570,000	550,909
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	755,000	758,883
Duke Energy Corp. (5 Year Treasury Constant Maturity+2.59%)±	6.45	9-1-2054	1,100,000	1,159,081
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	795,000	826,391
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	1,295,000	1,367,112
PacifiCorp (5 Year Treasury Constant Maturity+3.29%)±	7.13	8-15-2056	935,000	918,951
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	750,000	741,311
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	1,315,000	1,360,371
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	680,000	688,142
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	800,000	881,176
Vistra Operations Co. LLC144A	7.75	10-15-2031	1,005,000	1,062,044
				10,314,371
Total corporate bonds and notes (Cost $180,891,370)				184,619,875
Loans: 4.51%
Communications: 0.74%
Media: 0.54%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.18	8-2-2029	910,110	909,828
EW Scripps Co. (U.S. SOFR 1 Month+5.75%)±	9.53	6-30-2028	348,440	351,053
				1,260,881
Telecommunications: 0.20%
Connect Finco Sarl (U.S. SOFR 1 Month+4.50%)±	8.17	9-27-2029	477,570	476,600
Consumer, cyclical: 1.15%
Airlines: 0.29%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.41	4-1-2031	691,550	691,986
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 9

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Housewares: 0.39%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	9.42%	10-30-2029	$920,926	$918,624
Retail: 0.47%
Michaels Cos., Inc. (U.S. SOFR 3 Month+4.25%)±	8.18	4-17-2028	478,747	477,751
Petco Health & Wellness Co., Inc. (U.S. SOFR 1 Month+4.25%)±	8.04	2-3-2031	650,000	623,188
				1,100,939
Consumer, non-cyclical: 0.77%
Commercial services: 0.25%
Hertz Corp. (U.S. SOFR 1 Month+3.50%)±	7.29	6-30-2028	768,281	590,509
Healthcare-products: 0.20%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%)±	7.42	1-15-2031	457,700	457,471
Healthcare-services: 0.32%
Modivcare Buyer LLC (U.S. SOFR 3 Month+5.00%)±	8.69	12-30-2032	698,759	642,858
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.42	12-31-2030	108,451	106,770
				749,628
Energy: 0.44%
Pipelines: 0.44%
Crescent Midstream Intermediate Holdings LLC (U.S. SOFR 3 Month+3.75%)±	7.42	2-18-2033	585,000	586,463
Prairie Acquiror LP (U.S. SOFR 1 Month+3.25%)±	6.92	8-1-2029	442,170	442,280
				1,028,743
Financial: 0.18%
Insurance: 0.18%
Asurion LLC (U.S. SOFR 1 Month+4.25%)±	7.92	9-19-2030	424,525	423,145
Industrial: 0.86%
Machinery-diversified: 0.34%
TK Elevator Midco GmbH (U.S. SOFR 1 Month+2.75%)±	6.48	4-30-2030	800,000	800,000
Packaging & containers: 0.52%
Mauser Packaging Solutions Holding Co. (U.S. SOFR 3 Month+3.50%)±	7.16	4-15-2030	595,000	584,867
Owens-Illinois, Inc. (U.S. SOFR 1 Month+3.00%)±	6.67	9-30-2032	625,000	625,000
				1,209,867
Technology: 0.37%
Computers: 0.25%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.67	3-1-2029	673,200	584,001
Software: 0.12%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.42	11-28-2028	299,685	278,084
Total loans (Cost $10,820,905)				10,570,478
The accompanying notes are an integral part of these financial statements.
10 | Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee corporate bonds and notes: 14.08%
Communications: 4.42%
Internet: 0.73%
Rakuten Group, Inc.144A	9.75%	4-15-2029	$1,545,000	$1,713,655
Media: 1.22%
Virgin Media Finance PLC144A	5.00	7-15-2030	550,000	460,810
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	1,610,000	1,467,608
VZ Secured Financing BV144A	5.00	1-15-2032	1,050,000	933,119
				2,861,537
Telecommunications: 2.47%
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	2,050,000	2,171,095
Telecom Italia Capital SA	7.20	7-18-2036	930,000	1,030,413
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	225,000	226,819
TELUS Corp. (5 Year Treasury Constant Maturity+2.77%)±	6.63	10-15-2055	1,085,000	1,120,391
Zegona Finance PLC144A	8.63	7-15-2029	1,169,000	1,234,411
				5,783,129
Consumer, cyclical: 2.18%
Airlines: 0.87%
Latam Airlines Group SA144A	7.63	1-7-2031	605,000	633,556
Latam Airlines Group SA144A	7.88	4-15-2030	835,000	870,446
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	6.38	2-1-2030	575,000	534,914
				2,038,916
Auto manufacturers: 0.37%
Nissan Motor Co. Ltd.144A	8.13	7-17-2035	795,000	868,137
Entertainment: 0.27%
Banijay Entertainment SASU144A	8.13	5-1-2029	600,000	621,099
Leisure time: 0.67%
Carnival Corp.144A	5.75	8-1-2032	350,000	363,230
Carnival Corp.144A	6.13	2-15-2033	1,175,000	1,216,426
				1,579,656
Consumer, non-cyclical: 2.72%
Cosmetics/Personal Care: 0.96%
Opal Bidco SAS144A	6.50	3-31-2032	925,000	952,743
Perrigo Finance Unlimited Co.	6.13	9-30-2032	1,325,000	1,296,480
				2,249,223
Food: 0.25%
Froneri Lux Finco Sarl144A	6.00	8-1-2032	590,000	593,279
Healthcare-products: 0.47%
Bausch & Lomb Corp.144A	8.38	10-1-2028	1,060,000	1,098,425
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 11

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pharmaceuticals: 1.04%
1261229 BC Ltd.144A	10.00%	4-15-2032	$1,985,000	$2,052,753
Bausch Health Cos., Inc.144A	6.25	2-15-2029	485,000	383,150
				2,435,903
Energy: 0.34%
Oil & gas: 0.34%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	396,951	413,452
Saturn Oil & Gas, Inc.144A	9.63	6-15-2029	377,000	387,640
				801,092
Financial: 3.13%
Banks: 2.10%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	735,000	787,185
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	790,000	794,170
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	965,000	1,053,997
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	670,000	667,204
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.24%)144Aʊ±	6.63	1-8-2031	1,180,000	1,182,223
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+4.16%)144Aʊ±	7.75	4-12-2031	400,000	428,874
				4,913,653
Diversified financial services: 1.03%
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	1,270,000	1,309,055
goeasy Ltd.144A	7.63	7-1-2029	1,185,000	1,110,909
				2,419,964
Industrial: 0.73%
Packaging & containers: 0.73%
Trivium Packaging Finance BV144A	8.25	7-15-2030	711,000	761,698
Trivium Packaging Finance BV144A	12.25	1-15-2031	875,000	963,427
				1,725,125
Technology: 0.26%
Semiconductors: 0.26%
Kioxia Holdings Corp.144A	6.63	7-24-2033	580,000	611,239
Utilities: 0.30%
Electric: 0.30%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	700,000	694,239
Total yankee corporate bonds and notes (Cost $32,142,950)				33,008,271
The accompanying notes are an integral part of these financial statements.
12 | Allspring High Yield Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

		Yield	Shares	Value
Short-term investments: 1.57%
Investment companies: 1.57%
Allspring Government Money Market Fund Select Class♠∞##		3.62%	3,671,987	$3,671,987
Total short-term investments (Cost $3,671,987)				3,671,987
Total investments in securities (Cost $228,971,699)	100.05%			234,473,071
Other assets and liabilities, net	(0.05)			(115,386)
Total net assets	100.00%			$234,357,685

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
†	Non-income-earning security
˃
Restricted security as to resale, excluding Rule 144A securities. The Fund held a restricted security with current value of $1,371,729 (original cost of $450,230), representing 0.59% of its net assets as of period end.

%%	The security is purchased on a when-issued basis.
±	Variable rate investment. The rate shown is the rate in effect at period end.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$952,419	$41,816,887	$(39,097,319)	$0	$0	$3,671,987	3,671,987	$76,994
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 13

Statement of assets and liabilities—February 28, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $225,299,712)	$230,801,084
Investments in affiliated securities, at value (cost $3,671,987)	3,671,987
Cash	240
Receivable for interest	4,090,598
Receivable for investments sold	1,684,821
Receivable for Fund shares sold	5,506
Prepaid expenses and other assets	54,525
Total assets	240,308,761
Liabilities
Payable for investments purchased	5,291,191
Payable for Fund shares redeemed	347,290
Dividends payable	117,814
Management fee payable	74,709
Shareholder servicing fees payable	31,738
Administration fees payable	23,907
Trustees’ fees and expenses payable	271
Accrued expenses and other liabilities	64,156
Total liabilities	5,951,076
Total net assets	$234,357,685
Net assets consist of
Paid-in capital	$313,308,063
Total distributable loss	(78,950,378)
Total net assets	$234,357,685
Computation of net asset value and offering price per share
Net assets–Class A	$158,579,934
Shares outstanding–Class A1	52,222,956
Net asset value per share–Class A	$3.04
Maximum offering price per share – Class A2	$3.18
Net assets–Institutional Class	$75,777,751
Shares outstanding–Institutional Class[1]	24,926,205
Net asset value per share–Institutional Class	$3.04
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
14 | Allspring High Yield Bond Fund

Statement of operations—six months ended February 28, 2026 (unaudited)
Statement of operations
Investment income
Interest	$8,578,094
Income from affiliated securities	76,994
Total investment income	8,655,088
Expenses
Management fee	651,344
Administration fees
Class A	120,201
Class C	596 [1]
Administrator Class	438 [2]
Institutional Class	29,934
Shareholder servicing fees
Class A	200,062
Class C	987 [1]
Administrator Class	1,096 [2]
Distribution fee
Class C	2,961 [1]
Custody and accounting fees	7,240
Professional fees	33,751
Registration fees	46,877
Shareholder report expenses	18,859
Trustees’ fees and expenses	4,226
Other fees and expenses	10,362
Total expenses	1,128,934
Less: Fee waivers and/or expense reimbursements
Fund-level	(156,436)
Class A	(46,815)
Institutional Class	(27,307)
Net expenses	898,376
Net investment income	7,756,712
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,188,450)
Net change in unrealized gains (losses) on investments	(292,698)
Net realized and unrealized gains (losses) on investments	(1,481,148)
Net increase in net assets resulting from operations	$6,275,564
1 For the period from September 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from September 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 15

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2026 (unaudited)		Year ended August 31, 2025
Operations
Net investment income		$7,756,712		$18,154,147
Net realized losses on investments		(1,188,450)		(1,748,931)
Net change in unrealized gains (losses) on investments		(292,698)		2,863,432
Net increase in net assets resulting from operations		6,275,564		19,268,648
Distributions to shareholders from
Net investment income and net realized gains
Class A		(5,192,200)		(11,135,759)
Class C		(22,490)[1]		(107,905)
Administrator Class		(29,181)[2]		(850,817)
Institutional Class		(2,548,648)		(6,262,361)
Total distributions to shareholders		(7,792,519)		(18,356,842)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,240,636	6,837,532	3,661,423	11,061,218
Class C	19,481 [1]	60,000 [1]	270,122	822,127
Administrator Class	481 [2]	1,475 [2]	120,880	367,357
Institutional Class	625,060	1,905,913	3,166,584	9,582,564
		8,804,920		21,833,266
Reinvestment of distributions
Class A	1,575,440	4,805,236	3,365,340	10,198,651
Class C	5,915 [1]	18,131 [1]	35,368	107,502
Administrator Class	0 [2]	0 [2]	259,408	786,981
Institutional Class	819,378	2,500,346	2,047,055	6,208,716
		7,323,713		17,301,850
Payment for shares redeemed
Class A	(5,460,853)	(16,641,059)	(10,208,451)	(30,885,255)
Class C	(43,092)[1]	(132,232)[1]	(162,288)	(492,273)
Administrator Class	(9,721)[2]	(29,786)[2]	(546,750)	(1,652,503)
Institutional Class	(1,643,840)	(5,019,235)	(16,477,716)	(49,849,600)
		(21,822,312)		(82,879,631)
1 For the period from September 1, 2025 to November 14, 2025
2 For the period from September 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
16 | Allspring High Yield Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2026 (unaudited)		Year ended August 31, 2025
	Shares		Shares
Share conversions
Class A	614,549	$1,865,280	0	$0
Class C	(612,411)[3]	(1,865,280)[3]	0	0
Administrator Class	(4,012,154)[4]	(12,328,549)[4]	0	0
Institutional Class	4,012,416	12,328,549	0	0
		0		0
Net decrease in net assets resulting from capital share transactions		(5,693,679)		(43,744,515)
Total decrease in net assets		(7,210,634)		(42,832,709)
Net assets
Beginning of period		241,568,319		284,401,028
End of period		$234,357,685		$241,568,319
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 17

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$3.06	$3.04	$2.94	$2.92	$3.45	$3.33
Net investment income	0.10 [1]	0.20 [1]	0.20 [1]	0.18 [1]	0.13	0.11
Net realized and unrealized gains (losses) on investments	(0.02)	0.02	0.10	0.02	(0.53)	0.12
Total from investment operations	0.08	0.22	0.30	0.20	(0.40)	0.23
Distributions to shareholders from
Net investment income	(0.10)	(0.20)	(0.20)	(0.18)	(0.13)	(0.11)
Net asset value, end of period	$3.04	$3.06	$3.04	$2.94	$2.92	$3.45
Total return[2]	2.58%	7.63%	10.66%	7.17%	(11.76)%	7.07%
Ratios to average net assets (annualized)
Gross expenses	1.05%	1.05%	1.02%	1.03%	1.01%	1.01%
Net expenses	0.86%	0.89%	0.92%	0.93%	0.92%	0.92%
Net investment income	6.41%	6.68%	6.67%	6.13%	4.08%	3.29%
Supplemental data
Portfolio turnover rate	21%	62%	65%	53%	138%	49%
Net assets, end of period (000s omitted)	$158,580	$162,735	$171,590	$175,674	$186,532	$238,817

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
18 | Allspring High Yield Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$3.06	$3.04	$2.94	$2.92	$3.46	$3.34
Net investment income	0.10 [1]	0.21 [1]	0.21 [1]	0.19 [1]	0.14	0.12
Net realized and unrealized gains (losses) on investments	(0.02)	0.02	0.10	0.02	(0.54)	0.13
Total from investment operations	0.08	0.23	0.31	0.21	(0.40)	0.25
Distributions to shareholders from
Net investment income	(0.10)	(0.21)	(0.21)	(0.19)	(0.14)	(0.13)
Net asset value, end of period	$3.04	$3.06	$3.04	$2.94	$2.92	$3.46
Total return[2]	2.75%	8.02%	11.09%	7.59%	(11.68)%	7.48%
Ratios to average net assets (annualized)
Gross expenses	0.73%	0.73%	0.70%	0.70%	0.68%	0.69%
Net expenses	0.53%	0.53%	0.53%	0.53%	0.53%	0.53%
Net investment income	6.75%	7.07%	7.06%	6.53%	4.50%	3.66%
Supplemental data
Portfolio turnover rate	21%	62%	65%	53%	138%	49%
Net assets, end of period (000s omitted)	$75,778	$64,597	$98,576	$100,281	$98,975	$120,658

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring High Yield Bond Fund | 19

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring High Yield Bond Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
20 | Allspring High Yield Bond Fund

Notes to financial statements (unaudited)
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2026, the aggregate cost of all investments for federal income tax purposes was $229,202,896 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$7,628,480
Gross unrealized losses	(2,358,305)
Net unrealized gains	$5,270,175
As of August 31, 2025, the Fund had capital loss carryforwards which consisted of $36,013,690 in short-term capital losses and $46,945,257 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring High Yield Bond Fund | 21

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$699,461	$0	$699,461
Common stocks
Energy	0	1,371,729	0	1,371,729
Health care	0	531,270	0	531,270
Corporate bonds and notes	0	184,619,875	0	184,619,875
Loans	0	10,570,478	0	10,570,478
Yankee corporate bonds and notes	0	33,008,271	0	33,008,271
Short-term investments
Investment companies	3,671,987	0	0	3,671,987
Total assets	$3,671,987	$230,801,084	$0	$234,473,071
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.550%
Next $500 million	0.525
Next $2 billion	0.500
Next $2 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended February 28, 2026, the management fee was equivalent to an annual rate of 0.55% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
22 | Allspring High Yield Bond Fund

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2026  to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 28, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.92%
Institutional Class	0.53
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2026, Allspring Funds Distributor received $1,231 from the sale of Class A shares and $15 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended February 28, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2026 were $48,452,690 and $48,233,146, respectively.
6.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2026, there were no borrowings by the Fund under the agreement.
7.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
Allspring High Yield Bond Fund | 23

Notes to financial statements (unaudited)
8.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
9.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
24 | Allspring High Yield Bond Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring High Yield Bond Fund | 25

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

26 | Allspring High Yield Bond Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4323 02-26

Allspring Managed Account
Allspring Managed Account CoreBuilder® Shares – Series CP
Long Form Financial Statements
Semi-Annual Report
February 28, 2026

Allspring Managed Account | 1

Portfolio of investments—February 28, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 8.00%
FHLB	5.63%	3-14-2036	$500,000	$561,051
FNMA%%	5.50	3-12-2056	6,535,000	6,639,774
FNMA%%	6.00	3-15-2055	32,420,000	33,252,814
GNMA%%	3.00	3-19-2056	2,545,000	2,333,965
GNMA%%	3.50	3-19-2056	1,575,000	1,478,020
GNMA%%	5.00	3-19-2056	5,470,000	5,488,558
GNMA%%	5.50	3-19-2056	40,835,000	41,356,113
Total agency securities (Cost $90,917,770)				91,110,295
Asset-backed securities: 20.52%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	1,247,496	1,314,331
ACHM Trust Series 2024-HE2 Class A144A	5.35	10-25-2039	2,503,854	2,543,862
ACHM Trust Series 2025-HE1 Class A144A±±	5.92	3-25-2055	301,077	309,752
ACREC LLC Series 2025-FL3 Class A (U.S. SOFR 1 Month+1.31%)144A±	4.97	8-18-2042	1,000,000	998,986
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	2,000,000	2,005,233
ALLO Issuer LLC Series 2024-1A Class A2144A	5.94	7-20-2054	1,500,000	1,524,415
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	3,440,800	3,443,758
AREIT Trust Series 2025-CRE11 Class A (U.S. SOFR 1 Month+1.55%)144A±	5.21	7-25-2043	6,160,000	6,170,975
Avis Budget Rental Car Funding AESOP LLC Series 2023-6A Class A144A	5.81	12-20-2029	260,000	271,404
Avis Budget Rental Car Funding AESOP LLC Series 2025-4A Class A144A	4.40	2-20-2032	9,245,000	9,319,791
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	4.95	10-17-2042	300,000	300,327
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	625,000	612,552
BHG Securitization Trust Series 2025-1CON Class B144A	5.26	4-17-2036	2,990,582	3,038,404
Blue Bridge Funding LLC Series 2023-1A Class A144A	7.37	11-15-2030	17,549	17,679
Blue Bridge Funding LLC Series 2023-1A Class B144A	9.48	11-15-2030	100,000	102,024
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class C144A	6.38	1-15-2031	1,700,000	1,731,537
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	5,472,500	5,548,933
Cajun Global LLC Series 2025-2A Class A2144A	5.91	11-20-2055	2,453,850	2,495,008
Camber Credit Auto Trust Series 2026-1A Class A144A♦	5.63	12-15-2031	5,710,000	5,710,000
Carvana Auto Receivables Trust Series 2024-P2 Class A3	5.33	7-10-2029	965,868	973,955
CCAS LLC Series 2024-1A Class A144A	7.12	6-16-2031	3,005,000	3,044,228
Centersquare Issuer LLC Series 2024-1A Class A2144A	5.20	10-26-2054	1,500,000	1,481,875
Centersquare Issuer LLC Series 2025-1A Class A2144A	5.50	3-26-2055	3,600,000	3,558,383
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	517,048	523,132
Cloud Capital Holdco LP Series 2024-1A Class A2144A	5.78	11-22-2049	500,000	501,919
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	6,190,000	6,471,537
Crockett Partners Equipment Co. IIA LLC Series 2024-1C Class A144A	6.05	1-20-2031	1,566,667	1,600,527
The accompanying notes are an integral part of these financial statements.
2 | Allspring Managed Account

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
CyrusOne Data Centers Issuer I LLC Series 2023-2A Class A2144A	5.56%	11-20-2048	$1,025,000	$1,031,179
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	6,620,000	6,635,921
DataBank Issuer LLC Series 2026-1A Class A2144A	5.81	2-25-2056	675,000	686,176
DB Master Finance LLC Series 2021-1A Class A23144A	2.79	11-20-2051	292,038	265,402
DI Issuer LLC Series 2024-1A Class A2144A	5.81	9-15-2054	1,000,000	1,008,629
Driven Brands Funding LLC Series 2021-1A Class A2144A	2.79	10-20-2051	971,456	924,107
Edgeconnex Data Centers Issuer LLC Series 2024-1 Class A2144A	6.00	7-27-2054	1,037,268	1,054,529
FIGRE Trust Series 2023-HE1 Class A144A	5.85	3-25-2053	96,328	97,900
FIGRE Trust Series 2023-HE3 Class A144A±±	6.44	11-25-2053	260,292	268,188
FIGRE Trust Series 2024-HE2 Class A144A±±	6.38	5-25-2054	1,257,673	1,293,910
FIGRE Trust Series 2024-HE5 Class A144A±±	5.44	10-25-2054	3,084,014	3,128,819
FIGRE Trust Series 2025-HE1 Class A144A±±	5.83	1-25-2055	4,241,050	4,316,521
First National Master Note Trust Series 2024-1 Class A	5.34	5-15-2030	840,000	854,481
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	2,034,250	2,092,522
Flexential Issuer LLC Series 2025-1A Class A2144A	6.03	10-25-2060	5,000,000	5,082,070
Flexential Issuer Series 2021-1A Class A2144A	3.25	11-27-2051	2,658,286	2,627,858
Ford Credit Floorplan Master Owner Trust A Series 2023-1 Class B144A	5.31	5-15-2028	1,335,000	1,338,602
FREED Mortgage Trust Series 2022-HE1 Class B144A±±	7.00	10-25-2037	2,105,000	2,207,270
FS Rialto Issuer LLC Series 2026-FL11 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.30	1-19-2044	4,750,000	4,766,338
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	3,600,000	3,793,716
Hipgnosis Music Assets LP Series 2022-1 Class A144A	5.00	5-16-2062	4,150,044	4,146,744
Home Partners of America Trust Series 2021-1 Class D144A	2.48	9-17-2041	389,877	357,972
Hotwire Funding LLC Series 2021-1 Class A2144A	2.31	11-20-2051	1,050,000	1,033,449
Jack in the Box Funding LLC Series 2022-1A Class A2II144A	4.14	2-26-2052	2,576,000	2,290,177
Jimmy Johns Funding LLC Series 2017-1A Class A2II144A	4.85	7-30-2047	158,125	158,191
Lafayette Federal Credit Union Asset Trust Series 2026- HI1A Class A2144A	5.38	1-25-2046	2,425,000	2,444,595
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	1,110,067	1,110,877
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	8,268,033	8,385,617
Mariner Finance Issuance Trust Series 2025-AA Class A144A	4.98	5-20-2038	5,000,000	5,087,980
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	4.86	10-16-2036	70,098	70,057
MF1 Ltd. Series 2021-FL7 Class E (U.S. SOFR 1 Month+2.91%)144A±	6.58	10-16-2036	3,300,000	3,230,021
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.02	2-19-2037	219,304	219,232
MF1 Ltd. Series 2022-FL8 Class C (U.S. SOFR 1 Month+2.20%)144A±	5.87	2-19-2037	250,000	249,519
MNR ABS Issuer I LLC‡	8.12	12-15-2038	207,395	211,543
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 3

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Monroe Capital ABS Funding II Ltd. Series 2023-1A Class A1R144A	6.77%	7-22-2034	$555,000	$555,959
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	846,450	871,893
Neighborly Issuer LLC Series 2021-1A Class A2144A	3.58	4-30-2051	71,438	68,989
Neighborly Issuer LLC Series 2023-1A Class A2144A	7.31	1-30-2053	776,000	784,849
New Economy Assets - Phase 1 Sponsor LLC Series 2021-1 Class B1144A	2.41	10-20-2061	1,250,000	805,173
NextGear Floorplan Master Owner Trust Series 2024-2A Class A2144A	4.42	9-15-2029	3,600,000	3,631,418
NMEF Funding LLC Series 2025-A Class B144A	5.18	7-15-2032	4,215,000	4,279,840
NMEF Funding LLC Series 2026-A Class C144A	4.71	2-15-2034	826,000	831,537
Oak Street Investment Grade Net Lease Fund Series 2021-1A Class A3144A	2.80	1-20-2051	247,813	151,487
Oportun Issuance Trust Series 2025-C Class B144A	4.93	7-8-2033	5,486,000	5,499,682
OWN Equipment Fund I LLC Series 2024-2M Class A144A	5.70	12-20-2032	1,972,092	2,012,328
OWN Equipment Fund II LLC Series 2025-1M Class A144A	5.48	9-26-2033	2,718,732	2,759,445
Oxford Finance Credit Fund III LP Series 2024-A Class A2144A	6.68	1-14-2032	324,408	329,521
Pagaya AI Debt Trust Series 2025-4 Class A2144A	5.37	1-17-2033	1,499,947	1,510,767
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	335,000	338,266
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	1,619,735	1,637,598
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	1,551,295	1,570,616
RCKT Mortgage Trust Series 2024-CES2 Class A1A144A±±	6.14	4-25-2044	325,927	329,297
RCKT Mortgage Trust Series 2025-CES1 Class A1A144A±±	5.65	1-25-2045	1,455,159	1,472,582
Retained Vantage Data Centers Issuer LLC Series 2023-1A Class A2A144A	5.00	9-15-2048	660,000	661,204
Retained Vantage Data Centers Issuer LLC Series 2024-1A Class A2144A	4.99	9-15-2049	2,100,000	2,103,517
RR 5 Ltd. Series 2018-5A Class A1R (U.S. SOFR 3 Month+1.50%)144A±	5.17	7-15-2039	2,500,000	2,506,240
Sabey Data Center Issuer LLC Series 2026-1 Class A2144A	5.48	1-20-2051	3,185,000	3,234,083
Saluda Grade Alternative Mortgage Trust Series 2023-FIG3 Class A144A±±	7.07	8-25-2053	989,533	1,032,984
Scalelogix ABS U.S. Issuer LLC Series 2025-1A Class A2144A	5.67	7-25-2055	1,350,000	1,366,328
SEB Funding LLC Series 2021-1A Class A2144A	4.97	1-30-2052	3,017,437	3,017,422
SEB Funding LLC Series 2024-1A Class A2144A	7.39	4-30-2054	2,580,000	2,652,474
Service Experts Issuer LLC Series 2021-1A Class B144A	3.28	2-2-2032	330,000	320,647
Service Experts Issuer LLC Series 2024-1A Class A144A	6.39	11-20-2035	328,813	337,767
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	1,061,004	1,073,017
ServiceMaster Funding LLC Series 2020-1 Class A2II144A	3.34	1-30-2051	117,238	106,262
SESAC Finance LLC Series 2024-1 Class A2144A	6.42	1-25-2054	441,000	451,221
Sotheby’s ArtFi Master Trust Series 2026-1A Class B144A	4.90	6-20-2033	965,000	969,089
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	814,687	812,636
The accompanying notes are an integral part of these financial statements.
4 | Allspring Managed Account

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Subway Funding LLC Series 2024-3A Class A23144A	5.91%	7-30-2054	$2,765,000	$2,764,391
Switch ABS Issuer LLC Series 2024-2A Class A2144A	5.44	6-25-2054	2,010,000	2,015,911
Switch ABS Issuer LLC Series 2025-2A Class A22144A	5.37	10-25-2055	3,920,000	3,956,507
Taco Bell Funding LLC Series 2021-1A Class A23144A	2.54	8-25-2051	505,987	452,480
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	4,000,000	4,080,462
Towd Point Mortgage Trust Series 2023-CES1 Class A1A144A±±	6.75	7-25-2063	905,744	908,813
Towd Point Mortgage Trust Series 2024-CES1 Class A2144A±±	6.44	1-25-2064	1,370,000	1,384,177
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	5.31	2-15-2039	509,594	507,790
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.20	9-18-2042	2,400,000	2,403,158
TRTX Issuer Ltd. Series 2025-FL7 Class A (U.S. SOFR 1 Month+1.45%)144A±	5.11	6-18-2043	2,795,000	2,794,773
TSC SPV Funding LLC Series 2024-1A Class A2144A	6.29	8-20-2054	701,125	721,457
Uniti Fiber ABS Issuer LLC Series 2025-1A Class A2144A	5.88	4-20-2055	5,395,000	5,541,111
Vital Care Issuer LLC Series 2025-1A Class A2144A	6.74	1-30-2056	2,985,000	3,040,168
Wendy’s Funding LLC Series 2021-1A Class A2II144A	2.78	6-15-2051	3,097,995	2,826,662
Westlake Automobile Receivables Trust Series 2024-2A Class A3144A	5.56	2-15-2028	557,264	559,017
Wingstop Funding LLC Series 2024-1A Class A2144A	5.86	12-5-2054	1,200,000	1,246,305
Zaxby’s Funding LLC Series 2021-1A Class A2144A	3.24	7-30-2051	1,590,075	1,524,851
Zayo Issuer LLC Series 2025-1A Class A2144A	5.65	3-20-2055	4,700,000	4,806,612
Zayo Issuer LLC Series 2025-2A Class A2144A	5.95	6-20-2055	1,500,000	1,547,600
Zayo Issuer LLC Series 2025-3A Class A2144A	5.57	10-20-2055	2,475,000	2,536,019
Total asset-backed securities (Cost $231,698,860)				233,789,041

	Shares
Common stocks: 0.01%
Financials: 0.00%
Financial services: 0.00%
Unifin Financiera SAB de CV♦†	32,517	0
Health care: 0.01%
Health care providers & services: 0.01%
Modivcare Topco LLC†	22,387	125,927
Total common stocks (Cost $74,488)		125,927

			Principal
Corporate bonds and notes: 20.08%
Basic materials: 0.43%
Chemicals: 0.40%
Celanese U.S. Holdings LLC	6.50	4-15-2030	$2,665,000	2,730,996
LYB International Finance III LLC	5.88	1-15-2036	1,720,000	1,738,910
Westlake Corp.	1.63	7-17-2029	100,000	112,924
				4,582,830
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 5

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Iron/steel: 0.03%
Cleveland-Cliffs, Inc.144A	4.88%	3-1-2031	$325,000	$308,340
Communications: 3.06%
Advertising: 0.03%
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	335,000	328,651
Internet: 0.90%
Alphabet, Inc.	5.65	2-15-2056	1,595,000	1,632,096
Meta Platforms, Inc.	4.88	11-15-2035	4,000,000	4,039,829
Meta Platforms, Inc.	5.63	11-15-2055	4,000,000	3,915,301
Wayfair LLC144A	6.75	11-15-2032	625,000	636,997
				10,224,223
Media: 1.22%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	5,895,000	5,135,140
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	820,000	782,139
Charter Communications Operating LLC/Charter Communications Operating Capital	2.80	4-1-2031	4,800,000	4,363,289
Charter Communications Operating LLC/Charter Communications Operating Capital	3.85	4-1-2061	1,060,000	640,998
Charter Communications Operating LLC/Charter Communications Operating Capital	3.90	6-1-2052	1,410,000	927,825
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	590,000	618,367
News Corp.144A	3.88	5-15-2029	650,000	634,127
Time Warner Cable LLC	5.50	9-1-2041	935,000	836,339
				13,938,224
Telecommunications: 0.91%
AT&T, Inc.	3.55	9-15-2055	1,080,000	731,182
AT&T, Inc.	5.70	11-1-2054	1,435,000	1,392,282
AT&T, Inc.	6.00	4-30-2056	3,000,000	3,025,890
Level 3 Financing, Inc.144A	7.00	3-31-2034	2,145,000	2,229,823
SV RNO Property Owner 1 LLC144A	5.88	3-1-2031	1,420,000	1,426,361
WULF Compute LLC144A	7.75	10-15-2030	1,430,000	1,514,390
				10,319,928
Consumer, cyclical: 3.06%
Airlines: 0.42%
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	1,476,777	1,460,220
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	8,333	8,345
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	1,906,667	1,923,154
Southwest Airlines Co.	5.25	11-15-2035	430,000	426,483
United Airlines Pass-Through Trust Series 2023-1 Class A	5.80	1-15-2036	423,442	449,292
United Airlines Pass-Through Trust Series 2024-1 Class A	5.88	2-15-2037	469,873	486,068
				4,753,562
The accompanying notes are an integral part of these financial statements.
6 | Allspring Managed Account

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Apparel: 0.24%
Beach Acquisition Bidco LLC144A	5.25%	7-15-2032	$2,300,000	$2,788,041
Auto manufacturers: 0.89%
Ford Motor Credit Co. LLC	5.13	11-5-2026	2,100,000	2,112,122
Ford Motor Credit Co. LLC	5.87	10-31-2035	2,610,000	2,618,944
Hyundai Capital America144A	5.40	6-23-2032	3,875,000	4,068,292
Hyundai Capital America144A	5.80	4-1-2030	1,010,000	1,066,488
Toyota Motor Credit Corp.	3.85	7-24-2030	200,000	245,635
				10,111,481
Auto parts & equipment: 0.14%
Adient Global Holdings Ltd.144A	7.50	2-15-2033	1,470,000	1,542,783
Entertainment: 0.29%
Cinemark USA, Inc.144A	5.25	7-15-2028	510,000	510,092
Discovery Global Holdings, Inc.	4.28	3-15-2032	3,107,000	2,854,556
				3,364,648
Home builders: 0.41%
Century Communities, Inc.144A	6.63	9-15-2033	4,165,000	4,232,119
LGI Homes, Inc.144A	8.75	12-15-2028	130,000	135,637
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	290,000	292,527
				4,660,283
Housewares: 0.02%
Newell Brands, Inc.	6.38	5-15-2030	249,000	249,764
Leisure time: 0.03%
NCL Corp. Ltd.144A	6.75	2-1-2032	330,000	339,846
Lodging: 0.12%
Las Vegas Sands Corp.	5.63	6-15-2028	655,000	671,053
Las Vegas Sands Corp.	6.20	8-15-2034	625,000	659,974
				1,331,027
Retail: 0.31%
Macy’s Retail Holdings LLC144A	5.88	3-15-2030	601,000	603,779
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	290,000	292,105
PetSmart LLC/PetSmart Finance Corp.144A	7.50	9-15-2032	2,610,000	2,641,007
				3,536,891
Toys/games/hobbies: 0.19%
Mattel, Inc.	5.00	11-17-2030	680,000	690,440
Mattel, Inc.	5.45	11-1-2041	1,590,000	1,504,508
				2,194,948
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 7

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 2.77%
Agriculture: 0.17%
BAT Capital Corp.	4.76%	9-6-2049	$25,000	$21,546
BAT Capital Corp.	6.25	8-15-2055	1,850,000	1,930,962
				1,952,508
Commercial services: 0.85%
Block, Inc.144A	6.00	8-15-2033	1,350,000	1,371,851
GEO Group, Inc.	8.63	4-15-2029	425,000	442,219
GEO Group, Inc.	10.25	4-15-2031	545,000	585,181
Global Payments, Inc.	4.88	11-15-2030	2,575,000	2,571,981
Global Payments, Inc.	4.88	3-17-2031	1,000,000	1,237,007
Global Payments, Inc.	5.20	11-15-2032	1,165,000	1,171,864
Global Payments, Inc.	5.95	8-15-2052	35,000	33,348
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.	5.50	5-15-2033	820,000	959,037
Upbound Group, Inc.144A	6.38	2-15-2029	1,315,000	1,301,767
				9,674,255
Cosmetics/Personal Care: 0.30%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	4.75	1-15-2029	2,000,000	1,967,107
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	5.60	1-15-2031	1,420,000	1,424,506
				3,391,613
Food: 0.59%
Kroger Co.	5.50	9-15-2054	1,870,000	1,807,735
Mars, Inc.144A	5.20	3-1-2035	2,875,000	2,976,955
Mars, Inc.144A	5.70	5-1-2055	1,975,000	2,002,756
				6,787,446
Healthcare-products: 0.68%
Abbott Laboratories%%	4.65	3-15-2036	2,800,000	2,800,844
Abbott Laboratories%%	5.50	3-15-2056	2,155,000	2,162,408
Danaher Corp.	2.50	3-30-2030	600,000	701,642
Medline Borrower LP144A	3.88	4-1-2029	2,090,000	2,055,539
				7,720,433
Healthcare-services: 0.18%
DaVita, Inc.144A	6.75	7-15-2033	1,945,000	2,019,461
Energy: 1.05%
Energy-alternate sources: 0.01%
TerraForm Power Operating LLC144A	4.75	1-15-2030	195,000	190,638
Oil & gas: 0.01%
APA Corp.	5.35	7-1-2049	60,000	52,302
Coterra Energy, Inc.	5.90	2-15-2055	45,000	44,760
				97,062
The accompanying notes are an integral part of these financial statements.
8 | Allspring Managed Account

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Oil & gas services: 0.08%
Schlumberger Holdings Corp.144A	4.85%	5-15-2033	$905,000	$921,139
Pipelines: 0.95%
Energy Transfer LP	6.20	4-1-2055	735,000	734,858
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	805,000	863,615
Harvest Midstream I LP144A	7.50	5-15-2032	110,000	114,178
Kinetik Holdings LP144A	6.63	12-15-2028	1,000,000	1,030,920
MPLX LP	5.30	4-1-2036	1,975,000	1,992,787
Prairie Acquiror LP144A	9.00	8-1-2029	710,000	740,874
South Bow USA Infrastructure Holdings LLC	5.03	10-1-2029	835,000	853,790
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	2,290,000	2,320,688
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	100,000	103,263
Venture Global LNG, Inc.144A	9.50	2-1-2029	410,000	439,747
Venture Global LNG, Inc. (5 Year Treasury Constant Maturity+5.44%)144Aʊ±	9.00	9-30-2029	1,840,000	1,609,220
				10,803,940
Financial: 5.96%
Banks: 1.20%
Bank of America Corp. Series OO (5 Year Treasury Constant Maturity+2.68%)ʊ±	6.63	5-1-2030	745,000	779,947
Citigroup, Inc. Series HH (5 Year Treasury Constant Maturity+3.00%)ʊ±	6.63	2-15-2031	4,110,000	4,248,841
Morgan Stanley Private Bank NA (U.S. SOFR+0.76%)±	4.21	2-8-2030	2,750,000	2,763,079
Morgan Stanley (5 Year Treasury Constant Maturity+1.17%)±	5.31	1-18-2041	1,685,000	1,676,438
Morgan Stanley (U.S. SOFR+1.18%)±	5.07	1-30-2037	2,530,000	2,551,566
Wells Fargo & Co. (3 Month EURIBOR+1.85%)±	1.74	5-4-2030	1,500,000	1,713,635
				13,733,506
Diversified financial services: 1.35%
Ares Finance Co. II LLC144A	3.25	6-15-2030	1,155,000	1,105,944
Capital One Financial Corp. (U.S. SOFR+1.51%)±	5.40	1-30-2037	6,400,000	6,458,081
Citadel Finance LLC144A	5.15	2-14-2031	1,100,000	1,095,564
Computershare U.S., Inc.	1.13	10-7-2031	700,000	730,850
Equitable America Global Funding144A	4.95	6-9-2030	1,930,000	1,971,829
Jefferies Financial Group, Inc.	5.50	2-15-2036	2,580,000	2,537,417
PRA Group, Inc.144A	5.00	10-1-2029	555,000	512,297
United Wholesale Mortgage LLC144A	5.50	4-15-2029	215,000	210,858
Western Union Co.%%	4.75	6-15-2029	790,000	791,829
				15,414,669
Insurance: 1.54%
Athene Global Funding	0.37	9-10-2026	100,000	116,477
Athene Global Funding144A	5.03	7-17-2030	1,360,000	1,367,752
Athene Global Funding144A	5.54	8-22-2035	1,495,000	1,488,837
Cincinnati Financial Corp.	6.13	11-1-2034	1,260,000	1,361,297
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 9

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
Guardian Life Insurance Co. of America144A	4.85%	1-24-2077	$210,000	$176,670
Loews Corp.	4.94	4-1-2036	1,465,000	1,461,443
MetLife, Inc. (5 Year Treasury Constant Maturity+1.82%)±	5.85	3-15-2056	1,695,000	1,683,041
Omnis Funding Trust144A	6.72	5-15-2055	1,235,000	1,287,305
PartnerRe Finance B LLC (5 Year Treasury Constant Maturity+3.82%)±	4.50	10-1-2050	15,000	14,498
Protective Life Corp.144A	4.70	1-15-2031	2,165,000	2,186,016
Protective Life Corp.144A	5.35	12-15-2035	990,000	1,004,559
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.04%)±	3.70	10-1-2050	1,605,000	1,493,471
Prudential Financial, Inc. (5 Year Treasury Constant Maturity+3.16%)±	5.13	3-1-2052	30,000	29,481
RGA Global Funding144A	4.60	11-25-2030	1,385,000	1,395,564
RGA Global Funding144A	5.05	12-6-2031	1,850,000	1,897,552
Transatlantic Holdings, Inc.	8.00	11-30-2039	443,000	554,871
				17,518,834
Investment Companies: 0.69%
Ares Capital Corp. BDC	5.10	1-15-2031	1,305,000	1,273,578
Ares Capital Corp. BDC	5.50	9-1-2030	2,000,000	1,980,175
Ares Capital Corp. BDC	5.88	3-1-2029	1,000,000	1,018,489
Ares Strategic Income Fund BDC	5.70	3-15-2028	1,110,000	1,118,725
Blue Owl Capital Corp. BDC	5.95	3-15-2029	2,500,000	2,487,165
				7,878,132
Real estate: 0.09%
CBRE Services, Inc.	4.90	1-15-2033	965,000	977,142
REITs: 1.09%
Blackstone Mortgage Trust, Inc.144A	7.75	12-1-2029	435,000	463,681
Essential Properties LP	2.95	7-15-2031	62,000	57,225
Essential Properties LP	5.40	12-1-2035	2,120,000	2,160,779
Iron Mountain Information Management Services, Inc.144A	5.00	7-15-2032	4,085,000	3,952,443
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	7.00	7-15-2031	130,000	137,078
Piedmont Operating Partnership LP	5.63	1-15-2033	1,600,000	1,607,870
Realty Income Corp.	5.13	7-6-2034	1,000,000	1,308,559
Vornado Realty LP	5.75	2-1-2033	2,705,000	2,744,528
				12,432,163
Industrial: 0.80%
Aerospace/defense: 0.01%
Boeing Co.	5.81	5-1-2050	60,000	60,242
Building materials: 0.06%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	965,000	728,586
The accompanying notes are an integral part of these financial statements.
10 | Allspring Managed Account

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electronics: 0.07%
Sensata Technologies, Inc.144A	6.63%	7-15-2032	$700,000	$732,752
Engineering & construction: 0.24%
Jacobs Solutions, Inc.%%	4.75	3-3-2031	1,695,000	1,697,580
Jacobs Solutions, Inc.%%	5.38	3-3-2036	1,015,000	1,015,171
				2,712,751
Miscellaneous manufacturing: 0.04%
Entegris, Inc.144A	4.75	4-15-2029	490,000	490,407
Trucking & leasing: 0.38%
FTAI Aviation Investors LLC144A	7.00	6-15-2032	4,165,000	4,372,013
Technology: 0.84%
Computers: 0.07%
Hewlett Packard Enterprise Co.	5.60	10-15-2054	855,000	786,878
Semiconductors: 0.45%
Foundry JV Holdco LLC144A	6.20	1-25-2037	4,735,000	5,070,671
Software: 0.32%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	365,000	343,197
Cloud Software Group, Inc.144A	8.25	6-30-2032	1,740,000	1,741,458
Intuit, Inc.	5.50	9-15-2053	1,130,000	1,069,467
Rocket Software, Inc.144A	9.00	11-28-2028	550,000	536,255
				3,690,377
Utilities: 2.11%
Electric: 2.11%
AES Corp. (5 Year Treasury Constant Maturity+3.20%)±	7.60	1-15-2055	190,000	190,977
Basin Electric Power Cooperative144A	5.85	10-15-2055	680,000	684,411
CenterPoint Energy Houston Electric LLC Series AR	4.85	4-1-2036	905,000	907,798
Dominion Energy, Inc. (5 Year Treasury Constant Maturity+2.21%)±	6.63	5-15-2055	70,000	72,663
Duke Energy Corp.	3.10	6-15-2028	600,000	715,655
Duke Energy Corp.	3.85	6-15-2034	1,300,000	1,556,195
Duke Energy Florida LLC	4.85	12-1-2035	1,400,000	1,410,697
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	905,000	940,734
Entergy Louisiana LLC	5.65	4-15-2056	895,000	888,037
Entergy Mississippi LLC	5.80	4-15-2055	450,000	456,264
EUSHI Finance, Inc. (5 Year Treasury Constant Maturity+3.14%)±	7.63	12-15-2054	2,630,000	2,776,452
Evergy, Inc. (5 Year Treasury Constant Maturity+2.56%)±	6.65	6-1-2055	75,000	77,221
Niagara Mohawk Power Corp.144A	6.00	7-3-2055	4,720,000	4,819,473
NRG Energy, Inc.144A	5.41	10-15-2035	940,000	950,025
PacifiCorp	5.80	1-15-2055	825,000	785,853
PG&E Corp.	5.25	7-1-2030	240,000	240,199
PG&E Corp. (5 Year Treasury Constant Maturity+3.88%)±	7.38	3-15-2055	4,275,000	4,422,500
PSEG Power LLC144A	5.75	5-15-2035	1,595,000	1,670,224
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 11

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Electric(continued)
Sempra (5 Year Treasury Constant Maturity+2.35%)±	6.63%	4-1-2055		$65,000	$66,070
Southern California Edison Co.	5.75	4-15-2054		340,000	327,234
					23,958,682
Gas: 0.00%
Brooklyn Union Gas Co.144A	6.39	9-15-2033		25,000	27,121
Total corporate bonds and notes (Cost $224,944,185)					228,718,891
Foreign corporate bonds and notes: 5.78%
Communications: 1.73%
Media: 0.26%
Ziggo BV	2.88	1-15-2030	EUR	2,700,000	3,037,757
Telecommunications: 1.47%
British Telecommunications PLC	3.13	2-11-2032	EUR	970,000	1,140,379
British Telecommunications PLC (UK Gilts 5 Year+3.82%)±	8.38	12-20-2083	GBP	600,000	871,426
Chorus Ltd.	3.53	11-26-2032	EUR	2,900,000	3,449,506
Chorus Ltd.	3.63	9-7-2029	EUR	500,000	604,195
Fibercop SpA	1.63	1-18-2029	EUR	1,710,000	1,935,907
Koninklijke KPN NV	3.88	7-3-2031	EUR	400,000	492,392
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	134,042	158,533
SES SA (EURIBOR ICE Swap Rate 11:00am+3.23%)±	5.50	9-12-2054	EUR	1,820,000	2,115,920
Telecom Italia SpA	1.63	1-18-2029	EUR	300,000	342,365
Telefonaktiebolaget LM Ericsson	1.00	5-26-2029	EUR	250,000	278,663
Telefonica Europe BV (EUR Swap Annual (vs. 6 Month EURIBOR) 7 Year+3.35%)ʊ±	6.14	2-3-2030	EUR	1,100,000	1,394,627
VMED O2 U.K. Financing I PLC	5.63	4-15-2032	EUR	1,810,000	2,076,593
Vodafone Group PLC (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.48%)±	3.00	8-27-2080	EUR	840,000	963,974
Zegona Finance PLC144A	6.75	7-15-2029	EUR	720,000	890,433
					16,714,913
Consumer, cyclical: 0.76%
Auto manufacturers: 0.30%
RCI Banque SA	3.63	11-3-2032	EUR	2,900,000	3,414,721
Distribution/wholesale: 0.08%
SIG PLC144A	9.75	10-31-2029	EUR	800,000	907,434
Entertainment: 0.13%
Allwyn Entertainment Financing U.K. PLC144A	7.25	4-30-2030	EUR	720,000	886,261
Motion Finco Sarl	7.38	6-15-2030	EUR	300,000	307,324
Universal Music Group NV	4.00	6-13-2031	EUR	250,000	306,457
					1,500,042
Leisure time: 0.09%
TUI AG	5.88	3-15-2029	EUR	900,000	1,096,328
The accompanying notes are an integral part of these financial statements.
12 | Allspring Managed Account

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Retail: 0.14%
Dufry One BV	4.50%	5-23-2032	EUR	756,000	$922,543
Fressnapf Holding SE	5.25	10-31-2031	EUR	556,000	667,011
					1,589,554
Toys/games/hobbies: 0.02%
Asmodee Group AB	5.75	12-15-2029	EUR	160,000	198,414
Consumer, non-cyclical: 0.71%
Agriculture: 0.14%
BAT International Finance PLC	2.25	1-16-2030	EUR	1,380,000	1,586,280
Commercial services: 0.38%
Amber Finco PLC	6.63	7-15-2029	EUR	900,000	1,110,013
Nexi SpA	2.13	4-30-2029	EUR	1,000,000	1,141,733
Rentokil Initial Finance BV	3.88	6-27-2027	EUR	1,050,000	1,259,083
Transurban Finance Co. Pty. Ltd.	4.23	4-26-2033	EUR	650,000	810,066
					4,320,895
Food: 0.14%
Iceland Bondco PLC	10.88	12-15-2027	GBP	708,000	1,009,206
Market Bidco Finco PLC	5.50	11-4-2027	GBP	400,000	539,216
					1,548,422
Healthcare-services: 0.05%
Eurofins Scientific SE (3 Month EURIBOR+4.24%)ʊ±	6.75	4-24-2028	EUR	500,000	626,476
Energy: 0.26%
Oil & gas: 0.16%
Aker BP ASA	1.13	5-12-2029	EUR	250,000	279,169
Repsol International Finance BV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+2.77%)ʊ±	2.50	12-22-2026	EUR	550,000	647,067
Wintershall Dea Finance 2 BV Series NC8 (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.32%)ʊ±	3.00	7-20-2028	EUR	800,000	913,677
					1,839,913
Oil & gas services: 0.10%
OEG Finance PLC	7.25	9-27-2029	EUR	900,000	1,116,689
Financial: 1.09%
Banks: 0.61%
ABN AMRO Bank NV (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.90%)ʊ±	4.75	9-22-2027	EUR	1,000,000	1,199,324
BAWAG Group AG (EURIBOR ICE Swap Rate 11:00am+5.05%)ʊ±	7.25	9-18-2029	EUR	1,000,000	1,268,743
CaixaBank SA (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.55%)±	6.25	2-23-2033	EUR	400,000	498,953
Credit Agricole SA (EURIBOR ICE Swap Rate 11:00am+4.44%)ʊ±	7.25	9-23-2028	EUR	200,000	254,635
Deutsche Bank AG (3 Month EURIBOR+2.95%)±	5.00	9-5-2030	EUR	500,000	627,134
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 13

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Banks(continued)
KBC Group NV (EURIBOR ICE Swap Rate 11:00am+4.93%)ʊ±	8.00%	9-5-2028	EUR	800,000	$1,038,388
Nykredit Realkredit AS (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+4.57%)ʊ±	4.13	4-15-2026	EUR	600,000	710,098
Raiffeisen Bank International AG (EURIBOR ICE Swap Rate 11:00am+5.20%)±	7.38	12-20-2032	EUR	300,000	376,037
UBS Group AG (EURIBOR ICE Swap Rate 11:00am+4.95%)±	7.75	3-1-2029	EUR	750,000	971,549
					6,944,861
Insurance: 0.14%
Assicurazioni Generali SpA	2.43	7-14-2031	EUR	300,000	340,889
AXA SA	3.63	1-10-2033	EUR	1,000,000	1,215,497
					1,556,386
Real estate: 0.34%
Aroundtown SA	3.50	5-13-2030	EUR	2,300,000	2,715,508
Castellum AB (EUR Swap Annual (vs. 6 Month EURIBOR) 5 Year+3.45%)ʊ±	3.13	12-2-2026	EUR	1,000,000	1,172,847
					3,888,355
Government securities: 0.14%
Multi-national: 0.14%
Banque Ouest Africaine de Developpement	2.75	1-22-2033	EUR	1,570,000	1,592,869
Industrial: 0.26%
Engineering & construction: 0.21%
Bouygues SA	4.63	6-7-2032	EUR	500,000	639,828
Infrastrutture Wireless Italiane SpA	1.75	4-19-2031	EUR	1,500,000	1,676,483
					2,316,311
Machinery-diversified: 0.05%
John Deere Bank SA	2.50	9-14-2026	EUR	500,000	591,657
Technology: 0.16%
Computers: 0.16%
Almaviva-The Italian Innovation Co. SpA144A	5.00	10-30-2030	EUR	1,579,000	1,808,946
Utilities: 0.67%
Electric: 0.34%
Enel Finance International NVøø	0.75	6-17-2030	EUR	1,000,000	1,080,868
Energia Group Roi Financeco DAC144A	6.88	7-31-2028	EUR	900,000	1,099,513
Iberdrola Finanzas SA (EURIBOR ICE Swap Rate 11:00am+1.36%)ʊ±	3.75	8-5-2031	EUR	600,000	705,511
Vattenfall AB (UK Gilts 5 Year+1.90%)±	2.50	6-29-2083	GBP	800,000	1,024,260
					3,910,152
The accompanying notes are an integral part of these financial statements.
14 | Allspring Managed Account

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Gas: 0.23%
APA Infrastructure Ltd.	2.00%	7-15-2030	EUR	1,200,000	$1,358,394
Centrica PLC (UK Gilts 5 Year+2.51%)±	6.50	5-21-2055	GBP	850,000	1,188,459
					2,546,853
Water: 0.10%
Holding d’Infrastructures des Metiers de l’Environnement SAS	4.88	10-24-2029	EUR	945,000	1,165,372
Total foreign corporate bonds and notes (Cost $61,417,914)					65,819,600
Foreign government bonds: 9.45%
Australia: 1.24%
Australia	2.25	5-21-2028	AUD	8,780,000	5,993,295
Australia	2.75	11-21-2027	AUD	7,900,000	5,488,737
New South Wales Treasury Corp.	3.00	4-20-2029	AUD	3,975,000	2,710,933
					14,192,965
Belgium: 0.50%
Kingdom of Belgium144A	3.40	6-22-2036	EUR	4,685,000	5,652,665
Brazil: 0.95%
Brazil Notas do Tesouro Nacional	10.00	1-1-2031	BRL	62,000,000	10,828,462
Chile: 0.23%
Bonos de la Tesoreria de la Republica en pesos144A	4.70	9-1-2030	CLP	2,300,000,000	2,678,318
Colombia: 0.91%
Colombia TES	5.75	11-3-2027	COP	44,250,000,000	10,409,226
Czech Republic: 0.50%
Czech Republic	5.00	9-30-2030	CZK	110,890,000	5,717,981
France: 0.96%
French Republic144A	2.70	2-25-2031	EUR	9,190,000	10,938,707
Luxembourg: 0.98%
European Union	2.63	7-4-2028	EUR	9,320,000	11,128,288
Mexico: 0.46%
Mexico Bonos	8.50	2-28-2030	MXN	87,715,000	5,207,130
Singapore: 0.50%
Singapore	2.88	9-1-2030	SGD	6,790,000	5,679,465
South Africa: 0.48%
Republic of South Africa	8.00	1-31-2030	ZAR	85,000,000	5,491,141
Sweden: 0.51%
Sweden	0.13	5-12-2031	SEK	57,850,000	5,769,467
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 15

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
United Kingdom: 1.23%
U.K. Gilts	3.75%	3-7-2027	GBP	4,180,000	$5,645,872
U.K. Gilts	4.38	3-7-2030	GBP	6,050,000	8,362,577
					14,008,449
Total foreign government bonds (Cost $105,825,800)					107,702,264

	Shares
Investment companies: 1.19%
Exchange-traded funds: 1.19%
State Street SPDR Portfolio High Yield Bond ETF	142,800	3,384,360
Vanguard Intermediate-Term Corporate Bond ETF	120,757	10,230,533
Total investment companies (Cost $13,446,351)		13,614,893

			Principal
Loans: 0.03%
Consumer, cyclical: 0.01%
Airlines: 0.01%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.41	4-1-2031	$59,400	59,437
Consumer, non-cyclical: 0.01%
Healthcare-services: 0.01%
Modivcare Buyer LLC (U.S. SOFR 3 Month+5.00%)±	8.69	12-30-2032	165,626	152,376
Energy: 0.01%
Pipelines: 0.01%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.25%)±	6.92	8-1-2029	98,260	98,285
Total loans (Cost $321,750)				310,098
Non-agency mortgage-backed securities: 9.76%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.26	6-15-2042	2,000,000	2,004,198
A&D Mortgage Trust Series 2024-NQM4 Class A1144A	5.46	8-25-2069	1,634,319	1,643,147
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	2,828,047	2,848,522
A&D Mortgage Trust Series 2026-NQM1 Class A1144A±±	4.91	2-25-2071	1,041,242	1,043,097
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	1,651,942	1,479,129
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	527,986	509,110
Angel Oak Mortgage Trust Series 2024-10 Class A1144A±±	5.35	10-25-2069	3,310,577	3,331,451
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	1,550,049	1,558,963
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	3,655,000	3,844,612
Bank Series 2022-BNK44 Class A5±±	5.74	11-15-2055	3,835,000	4,137,956
BBCMS Mortgage Trust Series 2024-5C25 Class AS±±	6.36	3-15-2057	795,000	838,064
BBCMS Mortgage Trust Series 2025-5C37 Class C±±	6.00	9-15-2058	3,490,000	3,589,227
Benchmark Mortgage Trust Series 2022-B33 Class A5±±	3.46	3-15-2055	475,000	450,025
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.21	8-15-2042	3,140,000	3,149,846
The accompanying notes are an integral part of these financial statements.
16 | Allspring Managed Account

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
BMO Mortgage Trust Series 2024-C8 Class AS±±	5.91%	3-15-2057	$1,115,000	$1,197,472
BOCA Commercial Mortgage Trust Series 2025-BOCA Class C (U.S. SOFR 1 Month+2.15%)144A±	5.81	12-15-2042	995,000	998,284
BRAVO Residential Funding Trust Series 2024-NQM1 Class A1144A±±	5.94	12-1-2063	3,786,833	3,812,818
Brean Asset-Backed Securities Trust Series 2025-RM13 Class A1144A	4.25	10-25-2065	3,495,874	3,433,301
BX Trust Series 2019-OC11 Class A144A	3.20	12-9-2041	250,000	240,256
BX Trust Series 2022-CLS Class C144A	6.79	10-13-2027	585,000	578,121
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.30	2-15-2041	750,000	743,672
BX Trust Series 2025-DELC Class C (U.S. SOFR 1 Month+2.20%)144A±	5.86	12-15-2042	4,010,000	4,023,235
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	4.76	3-25-2067	827,061	825,112
CHNGE Mortgage Trust Series 2023-4 Class A1144A±±	7.57	9-25-2058	134,454	135,426
CSMC Trust Series 2014-USA Class A1144A	3.30	9-15-2037	1,178,907	1,090,981
CSMC Trust Series 2018-RPL9 Class A144A±±	3.85	9-25-2057	955,602	934,958
DBSG Mortgage Trust Series 2024-ALTA Class A144A±±	5.95	6-10-2037	1,615,000	1,638,254
Durst Commercial Mortgage Trust Series 2025-151 Class D144A±±	7.02	8-10-2042	1,000,000	1,042,583
EFMT Series 2025-NQM3 Class A1144A±±	5.49	8-25-2070	3,368,461	3,405,530
FREMF Mortgage Trust Series 2019-KF70 Class B (30 Day Average U.S. SOFR+2.41%)144A±	6.09	9-25-2029	65,831	65,118
FREMF Mortgage Trust Series 2020-KF76 Class B (30 Day Average U.S. SOFR+2.86%)144A±	6.54	1-25-2030	67,058	65,667
FS Trust Series 2026-HULA Class B (U.S. SOFR 1 Month+1.65%)144A±%%	5.32	3-15-2041	3,455,000	3,456,628
FS Trust Series 2026-ORL Class B (U.S. SOFR 1 Month+1.55%)144A±	5.22	2-15-2041	745,000	745,000
Harvest Commercial Capital Loan Trust Series 2024-1 Class A	6.16	10-25-2056	259,961	268,866
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.36	10-15-2035	2,450,000	2,445,406
Hawaii Hotel Trust Series 2025-MAUI Class B (U.S. SOFR 1 Month+1.74%)144A±	5.40	3-15-2042	3,700,000	3,700,000
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	87,221	79,196
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A2144A±±	1.36	9-25-2056	394,740	345,107
JPMBB Commercial Mortgage Securities Trust Series 2013-C15 Class D144A±±	4.75	11-15-2045	113,973	104,605
JPMorgan Mortgage Trust Series 2020-1 Class A15144A±±	3.50	6-25-2050	65,071	59,894
JPMorgan Mortgage Trust Series 2025-4 Class A4A144A±±	5.50	11-25-2055	3,512,009	3,558,692
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	1,628,710	1,638,196
MCR Mortgage Trust Series 2024-HF1 Class A (U.S. SOFR 1 Month+1.79%)144A±	5.45	12-15-2041	1,529,574	1,530,052
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 17

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
MFA Trust Series 2020-NQM3 Class M1144A±±	2.65%	1-26-2065	$900,000	$862,898
MFA Trust Series 2021-INV1 Class A2144A±±	1.06	1-25-2056	221,610	215,714
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	65,109	61,513
Mill City Mortgage Loan Trust Series 2021-NMR1 Class B2144A±±	2.50	11-25-2060	1,980,000	1,563,939
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	3,200,000	3,017,735
Morgan Stanley Residential Mortgage Loan Trust Series 2025-NQM5 Class A1144A±±	5.44	7-25-2070	2,871,417	2,898,394
New Residential Mortgage Loan Trust Series 2018-4A Class A1M (U.S. SOFR 1 Month+1.01%)144A±	4.69	1-25-2048	56,216	55,565
New Residential Mortgage Loan Trust Series 2022-NQM1 Class A1144A±±	2.28	4-25-2061	312,755	286,935
OBX Trust Series 2022-NQM7 Class A1144A±±	5.11	8-25-2062	1,014,761	1,013,895
PRKCM Trust Series 2022-AFC1 Class A1A144A±±	4.10	4-25-2057	1,217,207	1,231,083
PRPM Trust Series 2024-NQM3 Class A1144A±±	5.23	8-25-2069	2,190,688	2,199,199
ROCK Trust Series 2024-CNTR Class C144A	6.47	11-13-2041	1,750,000	1,834,970
SFAVE Commercial Mortgage Securities Trust Series 2015- 5AVE Class D144A±±	4.39	1-5-2043	4,000,000	3,113,713
SG Residential Mortgage Trust Series 2021-1 Class A2144A±±	1.36	7-25-2061	1,464,364	1,253,639
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	5.61	10-15-2041	3,325,000	3,329,156
SPGN Trust Series 2026-TFLM Class C (U.S. SOFR 1 Month+1.80%)144A±	5.50	2-15-2041	3,365,000	3,360,794
Starwood Mortgage Residential Trust Series 2020-INV1 Class A1144A±±	1.03	11-25-2055	25,646	24,655
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	5.75	2-15-2042	4,000,000	3,979,995
Towd Point Mortgage Trust Series 2019-HY3 Class A2 (U.S. SOFR 1 Month+1.41%)144A±	5.09	10-25-2059	150,000	149,981
Towd Point Mortgage Trust Series 2020-4 Class A2144A	2.50	10-25-2060	350,000	297,393
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	179,874	172,863
Verus Securitization Trust Series 2021-R3 Class A2144A±±	1.28	4-25-2064	37,911	36,298
Verus Securitization Trust Series 2024-4 Class A1144A±±	6.22	6-25-2069	1,549,146	1,568,872
Verus Securitization Trust Series 2024-9 Class M1144A±±	6.20	11-25-2069	5,000,000	5,063,811
Wells Fargo Commercial Mortgage Trust Series 2025- NYCH Class A (U.S. SOFR 1 Month+1.74%)144A±	5.40	6-15-2042	1,000,000	996,250
Total non-agency mortgage-backed securities (Cost $110,209,261)				111,179,037
U.S. Treasury securities: 20.10%
U.S. Treasury Bonds	4.63	11-15-2044	470,000	474,424
U.S. Treasury Bonds##	4.63	11-15-2045	28,681,000	28,869,219
U.S. Treasury Bonds	4.63	2-15-2046	19,226,000	19,361,183
U.S. Treasury Bonds	4.63	5-15-2054	9,325,000	9,295,131
U.S. Treasury Bonds	4.63	11-15-2055	4,260,000	4,252,678
The accompanying notes are an integral part of these financial statements.
18 | Allspring Managed Account

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	4.75%	11-15-2043	$2,265,000	$2,331,357
U.S. Treasury Bonds	4.75	2-15-2045	30,000	30,750
U.S. Treasury Bonds	4.75	11-15-2053	580,000	589,380
U.S. Treasury Bonds	4.75	5-15-2055	14,534,000	14,791,184
U.S. Treasury Bonds	4.75	8-15-2055	9,469,000	9,642,105
U.S. Treasury Notes	3.50	1-31-2028	27,000,000	27,051,680
U.S. Treasury Notes##	3.63	8-31-2030	32,265,000	32,432,627
U.S. Treasury Notes	3.63	9-30-2030	12,170,000	12,232,276
U.S. Treasury Notes##	3.75	1-31-2031	40,376,000	40,786,069
U.S. Treasury Notes	4.00	11-15-2035	12,059,000	12,102,337
U.S. Treasury Notes	4.13	8-31-2030	12,075,000	12,383,950
U.S. Treasury Notes	4.13	11-15-2032	87,000	89,175
U.S. Treasury Notes	4.13	2-15-2036	2,220,000	2,249,484
Total U.S. Treasury securities (Cost $226,595,504)				228,965,009
Yankee corporate bonds and notes: 8.66%
Basic materials: 0.26%
Chemicals: 0.13%
Braskem Netherlands Finance BV144A	7.25	2-13-2033	1,600,000	660,000
Orbia Advance Corp. SAB de CV144A	7.50	5-13-2035	800,000	806,129
				1,466,129
Mining: 0.13%
Rio Tinto Finance USA PLC	5.75	3-14-2055	1,490,000	1,546,431
Communications: 0.73%
Media: 0.06%
Virgin Media Secured Finance PLC144A	4.50	8-15-2030	315,000	287,140
VZ Secured Financing BV144A	5.00	1-15-2032	435,000	386,578
				673,718
Telecommunications: 0.67%
Colombia Telecomunicaciones SA ESP144A	4.95	7-17-2030	525,000	491,878
Nokia Oyj	6.63	5-15-2039	10,000	10,830
Rogers Communications, Inc. (5 Year Treasury Constant Maturity+2.62%)±	7.13	4-15-2055	2,675,000	2,833,014
TELUS Corp. (5 Year Treasury Constant Maturity+2.52%)±	6.63	6-9-2056	1,920,000	1,935,522
TELUS Corp. (5 Year Treasury Constant Maturity+2.71%)±	7.00	10-15-2055	1,995,000	2,105,234
Zegona Finance PLC144A	8.63	7-15-2029	247,000	260,821
				7,637,299
Consumer, cyclical: 1.11%
Apparel: 0.06%
Gildan Activewear, Inc.144A	5.40	10-7-2035	680,000	687,559
Leisure time: 1.05%
Carnival Corp.144A	6.13	2-15-2033	6,315,000	6,537,641
Royal Caribbean Cruises Ltd.	5.25	2-27-2038	895,000	896,408
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 19

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time(continued)
Royal Caribbean Cruises Ltd.144A	5.63%	9-30-2031	$330,000	$340,163
Royal Caribbean Cruises Ltd.144A	6.00	2-1-2033	4,035,000	4,180,019
				11,954,231
Consumer, non-cyclical: 0.11%
Beverages: 0.11%
Becle SAB de CV144A	2.50	10-14-2031	1,375,000	1,206,231
Energy: 1.49%
Oil & gas: 1.26%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	213,415	222,286
BP Capital Markets PLC (5 Year Treasury Constant Maturity+2.15%)ʊ±	6.45	12-1-2033	1,000,000	1,065,871
BP Capital Markets PLC (5 Year Treasury Constant Maturity+4.40%)ʊ±	4.88	3-22-2030	1,355,000	1,350,504
Harbour Energy PLC144A	6.33	4-1-2035	3,870,000	4,030,668
Santos Finance Ltd.144A	5.75	11-13-2035	2,875,000	2,939,810
Saudi Arabian Oil Co.144A	5.00	2-2-2036	2,620,000	2,623,537
Saudi Arabian Oil Co.144A	6.38	6-2-2055	2,000,000	2,107,725
				14,340,401
Pipelines: 0.23%
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%)±	7.38	1-15-2083	2,000,000	2,069,946
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	15,000	16,482
South Bow Canadian Infrastructure Holdings Ltd. (5 Year Treasury Constant Maturity+3.95%)±	7.63	3-1-2055	545,000	567,920
				2,654,348
Financial: 4.35%
Banks: 3.02%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32	5-15-2031	3,000,000	3,116,396
Banco Bradesco SA144A	5.38	1-20-2031	3,160,000	3,185,280
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.07%)144Aʊ±	8.38	5-20-2031	700,000	748,125
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	2,200,000	2,197,304
Banco Nacional de Comercio Exterior SNC (5 Year Treasury Constant Maturity+2.00%)144A±	2.72	8-11-2031	1,200,000	1,187,068
Banco Santander Chile144A	4.55	11-20-2030	1,690,000	1,701,475
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand (5 Year Treasury Constant Maturity+3.00%)144A±	7.53	10-1-2028	2,000,000	2,134,204
Bancolombia SA (5 Year Treasury Constant Maturity+4.32%)±	8.63	12-24-2034	1,176,000	1,258,612
Barclays PLC (U.S. SOFR+1.23%)±	5.37	2-25-2031	2,255,000	2,340,755
Barclays PLC (U.S. SOFR+1.51%)±	5.21	2-24-2037	1,755,000	1,753,344
The accompanying notes are an integral part of these financial statements.
20 | Allspring Managed Account

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero (5 Year Treasury Constant Maturity+4.31%)144A±	5.88%	9-13-2034	$700,000	$707,751
BNP Paribas SA (5 Year Treasury Constant Maturity+2.85%)144Aʊ±	6.88	12-15-2033	2,055,000	2,065,846
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	200,000	218,445
Canadian Imperial Bank of Commerce (U.S. SOFR+0.79%)±	4.28	1-29-2030	2,320,000	2,335,587
Commonwealth Bank of Australia (1 Year Treasury Constant Maturity+1.32%)144A±	5.93	3-14-2046	1,845,000	1,927,957
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	1,640,000	1,695,757
Danske Bank AS (1 Year Treasury Constant Maturity+1.40%)144A±	5.71	3-1-2030	1,020,000	1,064,520
HSBC Holdings PLC (U.S. SOFR+1.57%)±	5.24	5-13-2031	2,065,000	2,139,269
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	665,000	662,225
UBS Group AG (USD SOFR ICE Swap Rate 11:00am NY 5 Year+3.63%)144Aʊ±	6.85	9-10-2029	1,975,000	2,014,637
				34,454,557
Diversified financial services: 0.45%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (5 Year Treasury Constant Maturity+2.72%)±	6.95	3-10-2055	520,000	549,575
Avolon Holdings Funding Ltd.144A	2.75	2-21-2028	815,000	792,956
Avolon Holdings Funding Ltd.144A	5.75	3-1-2029	1,500,000	1,560,503
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	1,600,000	1,672,037
Brookfield Asset Management Ltd.	6.08	9-15-2055	525,000	533,775
Unifin Financiera SAB de CV144A†	9.88	1-28-2029	250,000	19,500
				5,128,346
Insurance: 0.34%
Allianz SE (5 Year Treasury Constant Maturity+2.77%)144A±	5.60	9-3-2054	200,000	204,502
Allianz SE (5 Year Treasury Constant Maturity+3.23%)144A±	6.35	9-6-2053	400,000	429,231
Aspen Insurance Holdings Ltd.	5.75	7-1-2030	1,035,000	1,085,519
RenaissanceRe Holdings Ltd.	5.80	4-1-2035	2,000,000	2,095,713
				3,814,965
Private equity: 0.24%
Brookfield Finance, Inc.	5.33	1-15-2036	2,705,000	2,699,561
REITs: 0.30%
Equinix Asia Financing Corp. Pte. Ltd.%%	4.40	3-15-2031	3,420,000	3,417,436
Government securities: 0.29%
Multi-national: 0.29%
African Export-Import Bank144A	3.80	5-17-2031	2,180,000	1,973,709
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 21

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Multi-national(continued)
Banque Ouest Africaine de Developpement144A	4.70%	10-22-2031	$775,000	$725,264
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	600,000	598,985
				3,297,958
Industrial: 0.00%
Engineering & construction: 0.00%
CIMIC Finance USA Pty. Ltd.144A	7.00	3-25-2034	10,000	11,009
Utilities: 0.32%
Electric: 0.32%
Comision Federal de Electricidad144A	3.35	2-9-2031	1,000,000	919,302
Comision Federal de Electricidad144A	3.88	7-26-2033	2,300,000	2,054,475
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	700,000	703,505
				3,677,282
Total yankee corporate bonds and notes (Cost $97,466,441)				98,667,461
Yankee government bonds: 2.29%
Argentina: 0.40%
Ciudad Autonoma De Buenos Aires144A	7.80	11-26-2033	2,115,000	2,165,633
Province of Santa Fe144A	8.10	12-11-2034	2,500,000	2,443,750
				4,609,383
Benin: 0.04%
Benin144A	7.96	2-13-2038	400,000	420,794
Bermuda: 0.05%
Bermuda144A	3.38	8-20-2050	800,000	563,304
Israel: 0.69%
Israel	4.50	1-13-2031	3,300,000	3,306,076
Israel	5.75	3-12-2054	2,650,000	2,589,828
Israel	5.88	1-13-2056	2,000,000	1,986,793
				7,882,697
Ivory Coast: 0.22%
Ivory Coast144A	8.25	1-30-2037	2,285,000	2,495,282
Mexico: 0.67%
Mexico	4.75	3-8-2044	500,000	416,500
Mexico	5.63	9-22-2035	1,380,000	1,375,860
Mexico	6.13	2-9-2038	2,500,000	2,530,875
Mexico	6.35	2-9-2035	1,300,000	1,369,615
Mexico	3.77	5-24-2061	3,120,000	1,954,680
				7,647,530
Panama: 0.13%
Panama	2.25	9-29-2032	1,700,000	1,429,615
The accompanying notes are an integral part of these financial statements.
22 | Allspring Managed Account

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Trinidad and Tobago: 0.09%
Trinidad & Tobago144A	6.50%	1-28-2036	$1,000,000	$1,010,500
Total yankee government bonds (Cost $25,411,770)				26,059,105

		Yield	Shares
Short-term investments: 1.76%
Investment companies: 1.76%
Allspring Government Money Market Fund Select Class♠∞##		3.62	20,028,110	20,028,110
Total short-term investments (Cost $20,028,110)				20,028,110
Total investments in securities (Cost $1,208,358,204)	107.63%			1,226,089,731
Other assets and liabilities, net	(7.63)			(86,931,020)
Total net assets	100.00%			$1,139,158,711

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

±	Variable rate investment. The rate shown is the rate in effect at period end.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
†	Non-income-earning security
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
øø	The interest rate is determined and reset by the issuer periodically depending upon the terms of the security. The rate shown is the rate in effect at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLP	Chile peso
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLB	Federal Home Loan Bank
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
REIT	Real estate investment trust
SEK	Sweden krona
SGD	Singapore dollar
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 23

Portfolio of investments—February 28, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$27,424,938	$289,124,184	$(296,521,012)	$0	$0	$20,028,110	20,028,110	$423,262
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	6,761,736	EUR	5,790,000	Bank of New York Mellon Corp.	3-9-2026	$0	$(81,714)
USD	96,366,813	EUR	82,405,000	Bank of New York Mellon Corp.	3-9-2026	0	(1,031,197)
EUR	9,696,000	USD	11,408,157	Bank of New York Mellon Corp.	3-9-2026	51,963	0
USD	6,013,687	EUR	5,015,000	Bank of New York Mellon Corp.	3-9-2026	86,243	0
USD	1,412,777	EUR	1,200,000	State Street Bank & Trust Co.	3-9-2026	0	(5,555)
USD	2,309,615	EUR	1,960,000	State Street Bank & Trust Co.	3-9-2026	0	(6,993)
USD	19,973,159	BRL	110,130,000	Bank of New York Mellon Corp.	3-16-2026	0	(1,437,661)
BRL	80,150,000	USD	15,223,750	State Street Bank & Trust Co.	3-16-2026	358,536	0
USD	13,784,965	AUD	19,363,000	Bank of New York Mellon Corp.	3-18-2026	5,954	0
USD	551,026	AUD	780,000	State Street Bank & Trust Co.	3-18-2026	0	(4,034)
USD	5,299,078	SEK	48,500,000	Morgan Stanley, Inc.	3-18-2026	0	(77,582)
USD	331,777	SEK	3,000,000	State Street Bank & Trust Co.	3-18-2026	0	(799)
USD	5,467,556	ZAR	87,640,000	Bank of New York Mellon Corp.	3-18-2026	0	(30,307)
USD	2,771,444	CLP	2,370,000,000	Morgan Stanley, Inc.	3-23-2026	55,978	0
USD	5,098,557	SGD	6,540,000	Bank of New York Mellon Corp.	3-23-2026	0	(79,158)
USD	135,873	SGD	172,000	Bank of New York Mellon Corp.	3-23-2026	0	(299)
USD	402,675	SGD	510,000	Bank of New York Mellon Corp.	3-23-2026	0	(1,092)
USD	4,798,639	CZK	99,970,000	Bank of New York Mellon Corp.	3-31-2026	0	(77,369)
USD	784,246	CZK	16,150,000	State Street Bank & Trust Co.	3-31-2026	0	(3,465)
USD	5,420,785	MXN	93,450,000	State Street Bank & Trust Co.	3-31-2026	7,738	0
USD	10,611,782	COP	39,340,000,000	Morgan Stanley, Inc.	4-13-2026	232,013	0
USD	16,831,144	GBP	12,329,000	Bank of New York Mellon Corp.	5-18-2026	211,759	0
USD	915,547	GBP	680,000	State Street Bank & Trust Co.	5-18-2026	0	(1,087)
USD	1,214,320	GBP	900,000	State Street Bank & Trust Co.	5-18-2026	1,127	0
						$1,011,311	$(2,838,312)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	341	6-18-2026	$38,725,381	$38,810,063	$84,682	$0
Ultra U.S. Treasury Bond	266	6-18-2026	32,033,269	32,343,938	310,669	0
2-Year U.S. Treasury Notes	1,679	6-30-2026	350,996,894	351,370,102	373,208	0
5-Year U.S. Treasury Notes	1,034	6-30-2026	113,571,924	113,885,406	313,482	0
The accompanying notes are an integral part of these financial statements.
24 | Allspring Managed Account

Portfolio of investments—February 28, 2026 (unaudited)

Futures contracts (continued)
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
5-Year Euro-BOBL Futures	(461)	3-6-2026	$(63,473,036)	$(63,982,536)	$0	$(509,500)
Ultra 10-Year U.S. Treasury Notes	(1,085)	6-18-2026	(125,925,958)	(126,656,797)	0	(730,839)
					$1,082,041	$(1,240,339)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 44	5.00%	Quarterly	6-20-2030	USD	9,781,200	$790,773	$621,596	$169,177	$0
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 25

Statement of assets and liabilities—February 28, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,188,330,094)	$1,206,061,621
Investments in affiliated securities, at value (cost $20,028,110)	20,028,110
Cash	1,022
Cash at broker segregated for futures contracts	4,108,000
Segregated cash for forward foreign currency contracts	2,260,000
Segregated cash for swap contracts	643,299
Foreign currency, at value (cost $358,696)	359,046
Receivable for investments sold	28,906,901
Receivable for interest	11,348,801
Receivable for Fund shares sold	1,066,265
Receivable for daily variation margin on open futures contracts	1,013,132
Unrealized gains on forward foreign currency contracts	1,011,311
Receivable from manager	24,484
Principal paydown receivable	6,150
Total assets	1,276,838,142
Liabilities
Payable for investments purchased	133,733,265
Unrealized losses on forward foreign currency contracts	2,838,312
Payable for daily variation margin on open futures contracts	728,927
Payable for Fund shares redeemed	337,381
Payable for daily variation margin on centrally cleared swap contracts	38,706
Accrued expenses and other liabilities	2,840
Total liabilities	137,679,431
Total net assets	$1,139,158,711
Net assets consist of
Paid-in capital	$1,127,159,229
Total distributable earnings	11,999,482
Total net assets	$1,139,158,711
Computation of net asset value per share
Net assets	$1,139,158,711
Shares outstanding[1]	65,887,655
Net asset value per share	$17.29
1 The Fund has an unlimited number of authorized shares.
The accompanying notes are an integral part of these financial statements.
26 | Allspring Managed Account

Statement of operations—six months ended February 28, 2026 (unaudited)
Statement of operations
Investment income
Interest (net of foreign withholding taxes of $301)	$26,387,641
Income from affiliated securities	423,262
Dividends	240,762
Total investment income	27,051,665
Expenses
Custody and accounting fees	46,748
Professional fees	13,573
Registration fees	54,054
Shareholder report expenses	16,278
Trustees’ fees and expenses	8,131
Other fees and expenses	24,924
Total expenses	163,708
Less: Fee waivers and/or expense reimbursements	(163,708)
Net expenses	0
Net investment income	27,051,665
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (net of foreign capital gains tax of $17,854)	9,493,554
Foreign currency and foreign currency translations	(835,258)
Forward foreign currency contracts	(3,098,294)
Futures contracts	1,517,090
Swap contracts	83,830
Net realized gains on investments	7,160,922
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $12,400)	4,545,135
Foreign currency and foreign currency translations	(5,941)
Forward foreign currency contracts	(163,675)
Futures contracts	(804,402)
Swap contracts	67,116
Net change in unrealized gains (losses) on investments	3,638,233
Net realized and unrealized gains (losses) on investments	10,799,155
Net increase in net assets resulting from operations	$37,850,820
The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 27

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2026 (unaudited)		Year ended August 31, 2025
Operations
Net investment income		$27,051,665		$36,809,639
Net realized gains (losses) on investments		7,160,922		(11,311,745)
Net change in unrealized gains (losses) on investments		3,638,233		10,480,717
Net increase in net assets resulting from operations		37,850,820		35,978,611
Distributions to shareholders from
Net investment income and net realized gains		(26,425,552)		(35,672,331)
Capital share transactions	Shares		Shares
Proceeds from shares sold	15,950,424	274,341,465	48,450,624	825,886,410
Reinvestment of distributions	30	517	2,535	44,160
Payment for shares redeemed	(3,796,325)	(65,295,780)	(8,071,091)	(136,960,699)
Net increase in net assets resulting from capital share transactions		209,046,202		688,969,871
Total increase in net assets		220,471,470		689,276,151
Net assets
Beginning of period		918,687,241		229,411,090
End of period		$1,139,158,711		$918,687,241
The accompanying notes are an integral part of these financial statements.
28 | Allspring Managed Account

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
		2025	2024	2023	2022	2021[1]
Net asset value, beginning of period	$17.10	$17.18	$16.65	$17.22	$20.27	$20.00
Net investment income	0.45 [2]	0.93 [2]	0.99 [2]	0.76 [2]	0.57	0.14
Net realized and unrealized gains (losses) on investments	0.18	(0.14)	0.45	(0.62)	(2.86)	0.13
Total from investment operations	0.63	0.79	1.44	0.14	(2.29)	0.27
Distributions to shareholders from
Net investment income	(0.44)	(0.87)	(0.91)	(0.71)	(0.72)	0.00
Net realized gains	0.00	0.00	0.00	0.00	(0.04)	0.00
Total distributions to shareholders	(0.44)	(0.87)	(0.91)	(0.71)	(0.76)	0.00
Net asset value, end of period	$17.29	$17.10	$17.18	$16.65	$17.22	$20.27
Total return[3]	3.72%	4.77%	8.97%	0.95%	(11.59)%	1.35%
Ratios to average net assets (annualized)
Gross expenses	0.03%	0.04%	0.16%	0.69%	0.96%	0.83%
Net expenses[4]	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%
Net investment income	5.29%	5.48%	5.89%	4.53%	3.04%	2.75%
Supplemental data
Portfolio turnover rate	138%	315%	291%	249%	125%	27%
Net assets, end of period (000s omitted)	$1,139,159	$918,687	$229,411	$27,873	$22,642	$25,337

[1]	For the period from June 2, 2021 (commencement of operations) to August 31, 2021
[2]	Calculated based upon average shares outstanding
[3]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
[4]
The manager has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.

The accompanying notes are an integral part of these financial statements.
Allspring Managed Account | 29

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Managed Account CoreBuilder Shares® - Series CP (the “Fund”) which is a diversified series of the Trust.
The Fund is a special purpose fund invested primarily in debt securities and is intended to be used in combination with selected individual securities to effectively model institutional-level investment strategies. The Fund is intended to help enable certain separately managed account investors to achieve greater diversification than smaller managed accounts might otherwise achieve.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On February 28, 2026, such fair value pricing was not used in pricing foreign securities.
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such
30 | Allspring Managed Account

Notes to financial statements (unaudited)
transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value
Allspring Managed Account | 31

Notes to financial statements (unaudited)
of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are
32 | Allspring Managed Account

Notes to financial statements (unaudited)
estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the period since commencement of operations are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2026, the aggregate cost of all investments for federal income tax purposes was $1,210,090,716 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$23,211,185
Gross unrealized losses	(9,028,292)
Net unrealized gains	$14,182,893
As of August 31, 2025, the Fund had capital loss carryforwards which consisted of $1,812,554 in short-term capital losses and $3,806,680 in long-term capital losses.
As of August 31, 2025, the Fund had a qualified late-year ordinary loss of $6,443,020 which was recognized on the first day of the current fiscal year.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
Allspring Managed Account | 33

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$91,110,295	$0	$91,110,295
Asset-backed securities	0	233,577,498	211,543	233,789,041
Common stocks
Financials	0	0	0	0
Health care	0	125,927	0	125,927
Corporate bonds and notes	0	228,718,891	0	228,718,891
Foreign corporate bonds and notes	0	65,819,600	0	65,819,600
Foreign government bonds	0	107,702,264	0	107,702,264
Investment companies	13,614,893	0	0	13,614,893
Loans	0	310,098	0	310,098
Non-agency mortgage-backed securities	0	111,179,037	0	111,179,037
U.S. Treasury securities	228,965,009	0	0	228,965,009
Yankee corporate bonds and notes	0	98,667,461	0	98,667,461
Yankee government bonds	0	26,059,105	0	26,059,105
Short-term investments
Investment companies	20,028,110	0	0	20,028,110
	262,608,012	963,270,176	211,543	1,226,089,731
Forward foreign currency contracts	0	1,011,311	0	1,011,311
Futures contracts	1,082,041	0	0	1,082,041
Swap contracts	0	169,177	0	169,177
Total assets	$263,690,053	$964,450,664	$211,543	$1,228,352,260
Liabilities
Forward foreign currency contracts	$0	$2,838,312	$0	$2,838,312
Futures contracts	1,240,339	0	0	1,240,339
Total liabilities	$1,240,339	$2,838,312	$0	$4,078,651
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the tables following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
The Trust has entered into an investment management contract with Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. The manager is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management of the Fund. For providing these services, Allspring Funds Management does not receive a fee from the Fund but is entitled to receive fees from separately managed account sponsors of the wrap-fee programs. Out of these fees, Allspring Funds Management pays Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, for its services as the subadviser to the Fund.
Generally, no ordinary operating fees or expenses are charged to the Fund. Allspring Funds Management has contractually committed to irrevocably absorb and pay or reimburse all ordinary operating expenses of the Fund including acquired fund fees and expenses, except portfolio transactions or other investment-related costs (e.g., commissions), fees payable for services provided by the Fund’s securities lending agent (if any), interest, taxes, leverage expenses, and other expenses not incurred in the ordinary course of the Fund’s business. This commitment has an indefinite term.
34 | Allspring Managed Account

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$1,302,283,773	$471,474,559	$1,286,860,022	$255,504,535
6.DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund also entered into forward foreign currency contracts for economic hedging purposes and entered into swap contracts to hedge risks and/or enhance total returns.
The volume of the Fund’s derivative activity during the six months ended February 28, 2026 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$15,494,042
Average contract amounts to sell	176,526,639
Futures contracts
Average notional balance on long futures	$407,673,228
Average notional balance on short futures	176,836,557
Swap contracts
Average notional balance	$9,325,343
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of February 28, 2026 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
	Interest rate risk	Credit risk	Foreign Currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$1,011,311	$1,011,311
Futures contracts	1,082,041 *	0	0	1,082,041
Swap contracts	0	169,177 *	0	169,177
	$1,082,041	$169,177	$1,011,311	$2,262,529
Liability derivatives
Forward foreign currency contracts	$0	$0	$2,838,312	$2,838,312
Futures contracts	1,240,339 *	0	0	1,240,339
	$1,240,339	$0	$2,838,312	$4,078,651

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of February 28, 2026 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended February 28, 2026 was as follows:
Allspring Managed Account | 35

Notes to financial statements (unaudited)
	Interest rate risk	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(3,098,294)	$(3,098,294)
Futures contracts	1,517,090	0	0	1,517,090
Swap contracts	0	83,830	0	83,830
	$1,517,090	$83,830	$(3,098,294)	$(1,497,374)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(163,675)	$(163,675)
Futures contracts	(804,402)	0	0	(804,402)
Swap contracts	0	67,116	0	67,116
	$(804,402)	$67,116	$(163,675)	$(900,961)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Bank of New York Mellon Corp.	$355,919	$(355,919)	$0	$0
Morgan Stanley, Inc.	287,991	(77,582)	0	210,409
State Street Bank & Trust Co.	367,401	(21,933)	0	345,468

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of New York Mellon Corp.	$2,738,797	$(355,919)	$(2,260,000)	$122,878
Morgan Stanley, Inc.	77,582	(77,582)	0	0
State Street Bank & Trust Co.	21,933	(21,933)	0	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2026, there were no borrowings by the Fund under the agreement.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
36 | Allspring Managed Account

Notes to financial statements (unaudited)
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
Allspring Managed Account | 37

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholder may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

38 | Allspring Managed Account

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Managed Account | 39

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
Attn:  Managed Account Services
P.O. Box 1450
Milwaukee, WI 53201
Website: allspringglobal.com
Telephone: 1-888-877-9275

This report and the financial statements contained herein are submitted for the general information of the shareholder of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-888-877-9275 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS4903 02-26

Allspring Short-Term Bond Plus Fund
Long Form Financial Statements
Semi-Annual Report
February 28, 2026

Allspring Short-Term Bond Plus Fund | 1

Portfolio of investments—February 28, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 11.79%
FHLMC	6.50%	7-1-2055	$4,427,155	$4,597,193
FHLMC	6.50	9-1-2055	1,592,487	1,653,814
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	4.66	5-25-2044	150,889	150,830
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	155,709	187,328
FHLMC Structured Pass-Through Certificates Series T-57 Class 2A1±±	4.88	7-25-2043	36,707	36,191
FHLMC Structured Pass-Through Certificates Series T-59 Class 2A1±±	4.23	10-25-2043	364,448	313,250
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.00	4-1-2038	46,264	47,643
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	4-1-2032	8,182	8,353
FHLMC Series 2597 Class AE	5.50	4-15-2033	1,820	1,835
FNMA	5.00	10-1-2039	4,255,302	4,321,920
FNMA	5.00	6-1-2055	1,515,223	1,523,259
FNMA%%	5.00	3-15-2056	3,505,000	3,520,722
FNMA	6.00	3-1-2033	15,587	15,973
FNMA	6.00	5-1-2055	12,551,324	12,875,660
FNMA	6.50	8-1-2031	58,372	60,524
FNMA	6.50	11-1-2054	5,081,105	5,276,711
FNMA	6.50	9-1-2055	1,631,755	1,694,087
FNMA (1 Year Treasury Constant Maturity+1.27%)±	4.90	8-1-2034	12,886	12,866
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.09	11-1-2031	10,166	10,385
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.27	8-1-2036	193,014	201,106
FNMA (RFUCCT1Y+1.77%)±	6.42	7-1-2044	144,187	149,274
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	7,951	8,820
FNMA Series 2002-T12 Class A4	9.50	5-25-2042	238,418	254,391
FNMA Series 2003-W11 Class A1±±	7.27	6-25-2033	2,940	2,978
FNMA Series 2003-W6 Class 6A±±	4.84	8-25-2042	127,329	128,451
FNMA Series 2003-W6 Class PT4±±	8.08	10-25-2042	21,795	23,741
FNMA Series 2005-84 Class MB	5.75	10-25-2035	31,492	32,536
FNMA Series 2006-W1 Class 2AF2 (30 Day Average U.S. SOFR+0.30%)±	3.97	2-25-2046	539,657	534,707
FNMA Series 2011-48 Class CN±±	4.00	6-25-2026	1,745	1,740
GNMA	5.00	11-20-2054	5,801,583	5,829,910
GNMA%%	5.00	3-19-2056	1,515,000	1,520,140
GNMA	5.50	6-20-2054	7,337,472	7,438,032
GNMA	5.50	8-20-2054	4,835,193	4,903,675
GNMA	5.50	10-20-2055	16,757,416	16,994,777
GNMA	6.00	8-20-2054	4,569,909	4,671,182
GNMA	6.00	9-20-2055	9,316,626	9,523,437
GNMA Series 2005-27 Class PA	4.50	4-20-2035	7,025	7,010
Total agency securities (Cost $87,804,342)				88,534,451
Asset-backed securities: 13.36%
ACHM Trust Series 2023-HE2 Class A144A±±	7.50	10-25-2038	663,597	699,148
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	3,500,000	3,509,158
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80%	11-13-2028	$2,594,936	$2,597,168
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	572,683	531,536
AREIT Trust Series 2025-CRE11 Class A (U.S. SOFR 1 Month+1.55%)144A±	5.21	7-25-2043	2,270,000	2,274,044
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	4.95	10-17-2042	450,000	450,491
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	139,546	138,790
BHG Securitization Trust Series 2021-A Class B144A	2.79	11-17-2033	1,335,000	1,308,411
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2144A	5.05	3-15-2029	1,439,323	1,444,717
Bojangles Issuer LLC Series 2024-1A Class A2144A	6.58	11-20-2054	2,189,000	2,219,573
Cajun Global LLC Series 2025-2A Class A2144A	5.91	11-20-2055	962,588	978,733
Camber Credit Auto Trust Series 2026-1A Class A144A♦	5.63	12-15-2031	2,020,000	2,020,000
Carvana Auto Receivables Trust Series 2023-P1 Class A3144A	5.98	12-10-2027	25,395	25,414
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	115,074	114,828
ClickLease Equipment Receivables Trust Series 2024-1 Class C144A	8.40	2-15-2030	1,357,250	1,373,223
Cogent IPv4 LLC Series 2024-1A Class A2144A	7.92	5-25-2054	915,000	956,617
Cogent IPv4 LLC Series 2025-1A Class A2144A	6.65	4-25-2055	1,535,000	1,594,593
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	425,924	412,461
Contimortgage Home Equity Loan Trust Series 1996-2 Class IOƒ±±	0.00	7-15-2027	325,146	3,359
Credit Acceptance Auto Loan Trust Series 2023-2A Class A144A	5.92	5-16-2033	25,122	25,142
DataBank Issuer LLC Series 2024-1A Class A2144A	5.30	1-26-2054	2,760,000	2,766,638
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	4.90	9-25-2033	58,695	58,924
FIGRE Trust Series 2023-HE2 Class A144A±±	6.51	5-25-2053	878,236	903,329
FIGRE Trust Series 2025-HE1 Class C144A±±	6.03	1-25-2055	1,479,741	1,501,825
FirstKey Homes Trust Series 2021-SFR1 Class C144A	1.89	8-17-2038	1,835,000	1,811,185
FirstKey Homes Trust Series 2021-SFR2 Class B144A	1.61	9-17-2038	2,235,000	2,199,535
Five Guys Holdings, Inc. Series 2023-1A Class A2144A	7.55	1-26-2054	306,125	314,894
FREED Mortgage Trust Series 2022-HE1 Class A144A±±	7.00	10-25-2037	870,747	896,195
FS Rialto Issuer LLC Series 2021-FL3 Class B (U.S. SOFR 1 Month+1.91%)144A±	5.57	11-16-2036	2,000,000	2,008,427
FS Rialto Issuer LLC Series 2025-FL10 Class AS (U.S. SOFR 1 Month+1.59%)144A±	5.26	8-19-2042	3,000,000	2,999,061
FS Rialto Issuer LLC Series 2026-FL11 Class AS (U.S. SOFR 1 Month+1.65%)144A±	5.30	1-19-2044	1,435,000	1,439,936
Gracie Point International Funding LLC Series 2023-2A Class A (90 Day Average U.S. SOFR+2.25%)144A±	6.45	3-1-2027	75,755	75,759
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±	5.18	8-15-2028	1,545,000	1,547,088
Harley-Davidson Motorcycle Trust Series 2023-B Class A3	5.69	8-15-2028	596,515	601,538
Hertz Vehicle Financing III LLC Series 2023-4A Class A144A	6.15	3-25-2030	2,454,000	2,586,049
Hyundai Auto Receivables Trust Series 2024-A Class B	5.14	1-15-2031	2,500,000	2,567,345
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 3

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Imprint Payments Credit Card Master Trust Series 2025-A Class A144A	4.84%	9-15-2029	$2,900,000	$2,908,424
Jonah Energy ABS I LLC Series 2022-1 Class A1144A	7.20	12-10-2037	1,279,106	1,304,438
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	1,955,832	1,957,259
Lendmark Funding Trust Series 2024-2A Class A144A	4.47	2-21-2034	3,000,000	3,012,194
Lyra Music Assets Delaware LP Series 2024-2A Class A2144A	5.76	12-22-2064	3,468,135	3,517,457
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	4.86	10-16-2036	44,453	44,426
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.02	2-19-2037	381,399	381,273
Mission Lane Credit Card Master Trust Series 2024-B Class A144A	5.88	1-15-2030	3,720,000	3,737,737
MNR ABS Issuer I LLC‡	8.12	12-15-2038	510,144	520,347
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	2,199,153	2,008,546
NBC Funding LLC Series 2024-1A Class A2144A	6.75	7-30-2054	2,158,200	2,223,073
NMEF Funding LLC Series 2026-A Class A3144A	4.20	2-15-2034	2,641,000	2,651,312
Octane Receivables Trust Series 2023-1A Class B144A	5.96	7-20-2029	433,520	434,860
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	5.16	9-15-2036	200,000	201,511
OWN Equipment Fund III LLC Series 2025-2M Class A144A	5.42	3-27-2034	1,850,406	1,875,475
Pagaya AI Debt Grantor Trust Series 2025-6 Class B144A	4.88	4-15-2033	979,910	978,892
Pagaya AI Debt Grantor Trust Series 2025-7 Class B144A	5.06	5-15-2033	3,770,000	3,777,528
Pagaya AI Debt Grantor Trust Series 2026-1 Class A2144A	4.74	9-15-2033	1,890,000	1,891,577
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	1,745,000	1,744,152
Prodigy Finance DAC Series 2021-1A Class A (U.S. SOFR 1 Month+1.36%)144A±	5.04	7-25-2051	470,485	469,340
RCKT Mortgage Trust Series 2023-CES3 Class A1A144A±±	7.11	11-25-2043	907,964	917,977
RR 5 Ltd. Series 2018-5A Class A1R (U.S. SOFR 3 Month+1.50%)144A±	5.17	7-15-2039	2,500,000	2,506,240
Service Experts Issuer LLC Series 2021-1A Class A144A	2.67	2-2-2032	537,029	530,278
Service Experts Issuer LLC Series 2025-1A Class A144A	5.38	1-20-2037	1,589,248	1,607,242
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	5.06	12-17-2068	1,169,996	1,165,291
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	4.33	5-26-2055	410,944	408,378
Sotheby’s ArtFi Master Trust Series 2026-1A Class B144A	4.90	6-20-2033	345,000	346,462
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	347,673	329,815
Starwood LLC Series 2025-SIF5A Class A (U.S. SOFR 3 Month+1.55%)144A±	5.22	4-15-2037	2,625,000	2,631,607
Store Master Funding I-VII Series 2018-1A Class A2144A	4.29	10-20-2048	932,504	929,416
Subway Funding LLC Series 2024-3A Class A2I144A	5.25	7-30-2054	1,224,500	1,221,416
TierPoint Issuer LLC Series 2025-1A Class A2144A	6.15	4-26-2055	2,200,000	2,244,254
Truist Bank Auto Credit-Linked Notes Series 2025-1 Class B144A	4.73	9-26-2033	2,411,345	2,424,867
Vital Care Issuer LLC Series 2025-1A Class A2144A	6.74	1-30-2056	455,000	463,409
Total asset-backed securities (Cost $99,847,293)				100,321,607
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Corporate bonds and notes: 31.04%
Basic materials: 0.72%
Chemicals: 0.72%
Chemours Co.144A	5.75%	11-15-2028	$1,400,000	$1,408,140
LYB International Finance III LLC	5.13	1-15-2031	905,000	920,278
Syensqo Finance America LLC144A	5.65	6-4-2029	3,000,000	3,116,164
				5,444,582
Communications: 1.47%
Media: 0.98%
Charter Communications Operating LLC/Charter Communications Operating Capital	6.10	6-1-2029	2,740,000	2,871,740
Discovery Communications LLC	3.63	5-15-2030	2,000,000	1,940,000
News Corp.144A	3.88	5-15-2029	2,620,000	2,556,018
				7,367,758
Telecommunications: 0.49%
Frontier California, Inc. Series F	6.75	5-15-2027	1,975,000	2,024,375
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	1,638,900	1,650,252
				3,674,627
Consumer, cyclical: 3.30%
Airlines: 0.79%
Alaska Airlines Pass-Through Trust Series 2020-1 Class A144A	4.80	8-15-2027	1,692,372	1,706,206
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	2,680,955	2,650,897
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.75	10-20-2028	1,595,000	1,608,792
				5,965,895
Auto manufacturers: 1.15%
Ford Motor Credit Co. LLC	5.13	11-5-2026	4,000,000	4,023,089
Hyundai Capital America144A	5.65	6-26-2026	1,080,000	1,085,427
Volkswagen Group of America Finance LLC144A	4.90	8-14-2026	3,495,000	3,506,344
				8,614,860
Lodging: 0.51%
Las Vegas Sands Corp.	5.63	6-15-2028	1,500,000	1,536,763
Las Vegas Sands Corp.	6.00	8-15-2029	2,200,000	2,302,185
				3,838,948
Retail: 0.45%
Advance Auto Parts, Inc.	5.95	3-9-2028	1,500,000	1,542,079
AutoNation, Inc.	4.45	1-15-2029	1,800,000	1,813,491
				3,355,570
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 5

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Toys/games/hobbies: 0.40%
Mattel, Inc.	5.00%	11-17-2030	$505,000	$512,754
Mattel, Inc.144A	5.88	12-15-2027	2,485,000	2,485,566
				2,998,320
Consumer, non-cyclical: 3.35%
Commercial services: 1.25%
Ashtead Capital, Inc.144A	4.00	5-1-2028	1,600,000	1,590,224
Global Payments, Inc.	4.80	4-1-2026	3,695,000	3,696,407
Global Payments, Inc.	4.88	11-15-2030	2,775,000	2,771,746
UL Solutions, Inc.	6.50	10-20-2028	1,275,000	1,350,196
				9,408,573
Cosmetics/Personal Care: 0.29%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	4.75	1-15-2029	1,000,000	983,554
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	5.60	1-15-2031	1,195,000	1,198,792
				2,182,346
Food: 0.46%
Mars, Inc.144A	4.60	3-1-2028	3,400,000	3,449,320
Healthcare-products: 0.64%
Abbott Laboratories%%	3.70	3-9-2029	2,000,000	1,999,883
Thermo Fisher Scientific, Inc.	4.22	2-12-2031	2,800,000	2,822,981
				4,822,864
Healthcare-services: 0.06%
UnitedHealth Group, Inc.	4.65	1-15-2031	415,000	424,188
Pharmaceuticals: 0.65%
AdaptHealth LLC144A	4.63	8-1-2029	1,400,000	1,343,279
Cencora, Inc.	3.95	2-13-2029	3,500,000	3,501,486
				4,844,765
Energy: 0.41%
Pipelines: 0.41%
Kinetik Holdings LP144A	6.63	12-15-2028	3,000,000	3,092,760
Financial: 14.89%
Banks: 5.40%
Bank of America Corp. (U.S. SOFR+0.83%)±	4.98	1-24-2029	3,000,000	3,053,598
Bank of America Corp. (U.S. SOFR+1.00%)±	5.16	1-24-2031	2,000,000	2,075,882
Bank of America Corp. Series N (U.S. SOFR+0.91%)±	1.66	3-11-2027	2,370,000	2,368,666
Goldman Sachs Group, Inc. (U.S. SOFR+0.91%)±	1.95	10-21-2027	3,000,000	2,959,618
Goldman Sachs Group, Inc. (U.S. SOFR+0.96%)±	4.52	1-21-2032	1,640,000	1,650,127
Goldman Sachs Group, Inc. (U.S. SOFR 3 Month+1.56%)±	4.22	5-1-2029	3,725,000	3,736,016
JPMorgan Chase & Co. (U.S. SOFR+1.31%)±	5.01	1-23-2030	3,175,000	3,261,807
JPMorgan Chase & Co. (U.S. SOFR+1.33%)±	6.07	10-22-2027	3,000,000	3,041,085
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Morgan Stanley (U.S. SOFR+1.11%)±	5.23%	1-15-2031	$1,795,000	$1,858,871
Morgan Stanley (U.S. SOFR+1.22%)±	5.04	7-19-2030	1,500,000	1,543,416
Morgan Stanley (U.S. SOFR+1.38%)±	4.99	4-12-2029	4,265,000	4,342,726
Morgan Stanley (U.S. SOFR+1.73%)±	5.12	2-1-2029	2,035,000	2,077,190
U.S. Bancorp (U.S. SOFR+1.30%)±	5.08	5-15-2031	1,600,000	1,655,200
Wells Fargo & Co. (U.S. SOFR+1.37%)±	4.97	4-23-2029	3,820,000	3,894,550
Wells Fargo & Co. (U.S. SOFR+1.51%)±	3.53	3-24-2028	3,000,000	2,984,495
				40,503,247
Diversified financial services: 2.73%
Aircastle Ltd.144A	6.50	7-18-2028	2,650,000	2,785,077
Ares Finance Co. II LLC144A	3.25	6-15-2030	1,045,000	1,000,617
Atlas Warehouse Lending Co. LP144A	4.63	11-15-2028	2,000,000	2,000,046
Blackstone Holdings Finance Co. LLC144A	5.90	11-3-2027	2,145,000	2,207,129
Capital One Financial Corp. (U.S. SOFR+1.15%)±	4.72	1-30-2032	4,400,000	4,430,230
Citadel Finance LLC144A	4.75	2-14-2029	1,500,000	1,492,927
Equitable America Global Funding144A	4.95	6-9-2030	2,235,000	2,283,440
Jane Street Group/JSG Finance, Inc.144A	4.50	11-15-2029	1,300,000	1,268,492
TPG Operating Group II LP	4.88	5-15-2031	2,110,000	2,119,347
Western Union Co.%%	4.75	6-15-2029	900,000	902,084
				20,489,389
Insurance: 3.57%
Athene Global Funding	0.37	9-10-2026	1,200,000	1,397,728
Athene Global Funding144A	2.72	1-7-2029	1,150,000	1,091,945
Corebridge Global Funding144A	4.25	8-21-2028	1,790,000	1,795,540
Corebridge Global Funding144A	4.55	1-9-2031	1,085,000	1,088,374
Equitable Holdings, Inc.144A	4.57	2-15-2029	860,000	863,160
Guardian Life Global Funding144A	5.55	10-28-2027	2,815,000	2,892,025
Lincoln Financial Global Funding144A	4.63	8-18-2030	3,320,000	3,331,411
Northwestern Mutual Global Funding144A	4.90	6-12-2028	3,000,000	3,062,993
PartnerRe Finance B LLC	3.70	7-2-2029	1,616,000	1,590,954
Protective Life Corp.144A	4.70	1-15-2031	1,130,000	1,140,969
Protective Life Global Funding144A	1.62	4-15-2026	2,370,000	2,363,407
RGA Global Funding144A	5.45	5-24-2029	3,000,000	3,114,211
RGA Global Funding144A	5.50	1-11-2031	1,105,000	1,155,862
SiriusPoint Ltd.	7.00	4-5-2029	1,806,000	1,899,196
				26,787,775
Investment Companies: 1.38%
Apollo Debt Solutions BDC144A	5.70	1-23-2031	1,000,000	992,004
Ares Capital Corp. BDC	5.10	1-15-2031	1,000,000	975,922
Ares Capital Corp. BDC	5.88	3-1-2029	740,000	753,681
Ares Strategic Income Fund BDC	5.70	3-15-2028	985,000	992,743
Blue Owl Capital Corp. BDC	5.95	3-15-2029	1,260,000	1,253,531
Golub Capital Private Credit Fund BDC144A	5.60	4-15-2031	1,840,000	1,792,498
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 7

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Investment Companies(continued)
MSD Investment Corp. BDC144A	6.13%	2-5-2031	$1,700,000	$1,679,523
MSD Investment Corp. BDC144A	6.25	5-31-2030	1,950,000	1,949,582
				10,389,484
REITs: 1.81%
American Tower Trust #1144A	5.49	3-15-2028	990,000	1,009,257
Brandywine Operating Partnership LP	8.30	3-15-2028	1,140,000	1,203,041
Crown Castle, Inc.	4.90	9-1-2029	3,000,000	3,058,988
Piedmont Operating Partnership LP	9.25	7-20-2028	980,000	1,079,320
SBA Tower Trust144A	6.60	1-15-2028	2,525,000	2,577,424
Tanger Properties LP	3.13	9-1-2026	3,109,000	3,090,914
WEA Finance LLC144A	2.88	1-15-2027	1,612,000	1,592,995
				13,611,939
Industrial: 2.20%
Electrical components & equipment: 0.49%
Molex Electronic Technologies LLC144A	4.75	4-30-2028	3,630,000	3,679,445
Engineering & construction: 0.73%
Jacobs Solutions, Inc.%%	4.75	3-3-2031	1,870,000	1,872,846
MasTec, Inc.144A	4.50	8-15-2028	3,620,000	3,618,475
				5,491,321
Machinery-diversified: 0.18%
Weir Group, Inc.144A	5.35	5-6-2030	1,300,000	1,345,927
Miscellaneous manufacturing: 0.40%
Entegris, Inc.144A	4.75	4-15-2029	3,000,000	3,002,493
Transportation: 0.40%
TTX Co.144A	5.50	9-25-2026	3,000,000	3,022,157
Technology: 2.33%
Computers: 0.76%
Dell International LLC/EMC Corp.	4.50	2-15-2031	2,315,000	2,326,240
Kyndryl Holdings, Inc.	2.05	10-15-2026	3,465,000	3,411,512
				5,737,752
Semiconductors: 0.67%
Broadcom, Inc.	4.30	1-15-2031	1,875,000	1,891,635
Foundry JV Holdco LLC144A	5.50	1-25-2031	3,000,000	3,130,585
				5,022,220
Software: 0.90%
Oracle Corp.	4.45	9-26-2030	2,810,000	2,755,918
Oracle Corp.	4.55	2-4-2029	2,000,000	2,003,796
Oracle Corp.	4.95	2-4-2031	2,000,000	1,995,903
				6,755,617
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Utilities: 2.37%
Electric: 2.37%
Alliant Energy Finance LLC144A	5.40%	6-6-2027		$2,665,000	$2,699,576
Duke Energy Corp.	3.10	6-15-2028		1,640,000	1,956,124
Emera U.S. Finance LP	3.55	6-15-2026		1,485,000	1,481,991
Niagara Mohawk Power Corp.144A	4.65	10-3-2030		1,875,000	1,904,348
PacifiCorp	4.25	3-15-2029		1,300,000	1,308,801
Southern California Edison Co.	5.15	6-1-2029		1,945,000	2,000,847
Southern California Edison Co.	5.35	3-1-2026		2,000,000	2,000,000
Vistra Operations Co. LLC144A	3.70	1-30-2027		355,000	353,360
Vistra Operations Co. LLC144A	4.30	10-15-2028		1,225,000	1,226,263
Vistra Operations Co. LLC144A	5.00	7-31-2027		2,840,000	2,835,905
					17,767,215
Total corporate bonds and notes (Cost $229,672,580)					233,091,357
Foreign corporate bonds and notes: 1.27%
Communications: 0.28%
Media: 0.21%
Ziggo BV	2.88	1-15-2030	EUR	1,410,000	1,586,385
Telecommunications: 0.07%
Eutelsat SA	1.50	10-13-2028	EUR	400,000	457,371
Lorca Telecom Bondco SA	4.00	9-18-2027	EUR	74,468	88,074
					545,445
Consumer, cyclical: 0.41%
Auto manufacturers: 0.10%
RCI Banque SA	3.88	9-30-2030	EUR	600,000	728,206
Auto parts & equipment: 0.07%
Valeo SE	5.88	4-12-2029	EUR	400,000	508,339
Leisure time: 0.08%
TUI AG	5.88	3-15-2029	EUR	500,000	609,071
Lodging: 0.16%
Essendi SA	6.38	10-15-2029	EUR	1,000,000	1,236,170
Consumer, non-cyclical: 0.22%
Commercial services: 0.13%
Amber Finco PLC	6.63	7-15-2029	EUR	400,000	493,339
Verisure Holding AB	5.50	5-15-2030	EUR	369,000	449,593
					942,932
Food: 0.09%
Iceland Bondco PLC	10.88	12-15-2027	GBP	284,000	404,823
Market Bidco Finco PLC	5.50	11-4-2027	GBP	200,000	269,608
					674,431
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 9

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
Financial: 0.11%
Real estate: 0.11%
Aroundtown SA	3.25%	1-2-2031	EUR	700,000	$814,296
Industrial: 0.25%
Building materials: 0.25%
Heidelberg Materials Finance Luxembourg SA	3.00	7-10-2030	EUR	1,600,000	1,901,336
Total foreign corporate bonds and notes (Cost $9,042,313)					9,546,611
Foreign government bonds: 2.53%
Australia: 0.33%
Australia	2.25	5-21-2028	AUD	1,485,000	1,013,672
Australia	2.75	11-21-2027	AUD	1,450,000	1,007,427
New South Wales Treasury Corp.	3.00	4-20-2029	AUD	715,000	487,627
					2,508,726
Belgium: 0.13%
Kingdom of Belgium144A	1.00	6-22-2031	EUR	885,000	968,766
Brazil: 0.26%
Brazil Notas do Tesouro Nacional	10.00	1-1-2031	BRL	11,000,000	1,921,177
Chile: 0.06%
Bonos de la Tesoreria de la Republica en pesos144A	4.70	9-1-2030	CLP	380,000,000	442,505
Colombia: 0.26%
Colombia TES	5.75	11-3-2027	COP	8,300,000,000	1,952,465
Czech Republic: 0.13%
Czech Republic	5.00	9-30-2030	CZK	19,590,000	1,010,147
France: 0.25%
French Republic144A	2.70	2-25-2031	EUR	1,585,000	1,886,600
Luxembourg: 0.26%
European Union	2.63	7-4-2028	EUR	1,650,000	1,970,137
Mexico: 0.14%
Mexico Bonos	8.50	2-28-2030	MXN	17,915,000	1,063,509
Singapore: 0.13%
Singapore	2.88	9-1-2030	SGD	1,135,000	949,366
South Africa: 0.13%
Republic of South Africa	8.00	1-31-2030	ZAR	14,750,000	952,874
Sweden: 0.13%
Sweden	0.13	5-12-2031	SEK	9,800,000	977,369
The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal		Value
United Kingdom: 0.32%
U.K. Gilts	3.75%	3-7-2027	GBP	690,000	$931,974
U.K. Gilts	4.38	3-7-2030	GBP	1,035,000	1,430,623
					2,362,597
Total foreign government bonds (Cost $18,612,210)					18,966,238

	Shares
Investment companies: 0.30%
Exchange-traded funds: 0.30%
iShares 0-5 Year High Yield Corporate Bond ETF	52,831	2,259,053
Total investment companies (Cost $2,170,204)		2,259,053

			Principal
Municipal obligations: 0.05%
Indiana: 0.05%
Education revenue: 0.05%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	4.59	2-25-2044	$397,004	397,178
Total municipal obligations (Cost $393,824)				397,178
Non-agency mortgage-backed securities: 10.45%
A&D Mortgage Trust Series 2024-NQM3 Class A1144A±±	6.45	7-25-2069	2,241,036	2,272,095
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	2,044,108	2,061,522
A&D Mortgage Trust Series 2025-NQM3 Class A1144A±±	5.37	8-25-2070	2,828,047	2,848,522
A&D Mortgage Trust Series 2026-NQM1 Class A1144A±±	4.91	2-25-2071	753,661	755,003
Ajax Mortgage Loan Trust Series 2021-E Class A1144A±±	1.74	12-25-2060	2,298,354	2,057,918
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	139,822	135,884
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	623,241	600,960
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	2,214,355	2,227,090
BAHA Trust Series 2024-MAR Class B144A±±	7.07	12-10-2041	3,500,000	3,681,571
BHMS Commercial Mortgage Trust Series 2025-ATLS Class B (U.S. SOFR 1 Month+2.55%)144A±	6.21	8-15-2042	675,000	677,117
Brean Asset-Backed Securities Trust Series 2021-RM2 Class A144A±±	1.75	10-25-2061	1,429,411	1,406,036
Bunker Hill Loan Depositary Trust Series 2019-3 Class A1144A±±	2.72	11-25-2059	35,446	35,273
BX Trust Series 2024-BIO Class C (U.S. SOFR 1 Month+2.64%)144A±	6.30	2-15-2041	3,010,000	2,984,603
BX Trust Series 2025-DELC Class C (U.S. SOFR 1 Month+2.20%)144A±	5.86	12-15-2042	1,890,000	1,896,238
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±	5.55	3-15-2042	2,995,000	2,985,641
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±	5.76	12-15-2044	1,655,000	1,658,096
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	5.68	6-19-2031	33,450	33,131
COMM Mortgage Trust Series 2014-CR14 Class B±±	3.60	2-10-2047	230,580	227,686
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 11

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51%	2-25-2050	$370,359	$357,765
CSMC Trust Series 2021-AFC1 Class A2144A±±	1.07	3-25-2056	924,645	801,407
Finance of America Structured Securities Trust Series 2024-S2 Class A1144A±±	3.50	4-25-2074	2,293,370	2,256,586
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075	2,364,201	2,307,314
FS Trust Series 2026-HULA Class B (U.S. SOFR 1 Month+1.65%)144A±%%	5.32	3-15-2041	1,165,000	1,165,549
FS Trust Series 2026-ORL Class B (U.S. SOFR 1 Month+1.55%)144A±	5.22	2-15-2041	650,000	650,000
GCAT Trust Series 2021-NQM1 Class A1144A±±	0.87	1-25-2066	729,562	660,563
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class A (U.S. SOFR 1 Month+1.30%)144A±	4.96	11-15-2032	1,576,513	1,564,689
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.27	8-25-2054	1,754,345	1,761,355
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	81,128	79,794
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.36	10-15-2035	1,005,000	1,003,116
Hudson’s Bay Simon JV Trust Series 2015-HB10 Class A10144A	4.15	8-5-2034	2,215,000	2,212,627
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	1,916,172	1,682,974
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A3144A±±	4.41	5-25-2067	4,005,000	3,730,990
JPMorgan Mortgage Trust Series 2020-2 Class A7144A±±	3.50	7-25-2050	749,301	696,443
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	1,518,821	1,527,667
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	6.62	10-25-2032	630	626
Merrill Lynch Golden National MTGE Asset Backed Certificates Series 1998-GN1 Class M2	8.02	2-25-2027	34,322	34,136
MFA Trust Series 2020-NQM1 Class A2144A±±	2.79	8-25-2049	171,705	168,069
MFA Trust Series 2021-NQM1 Class A2144A±±	1.38	4-25-2065	407,985	386,207
Morgan Stanley Capital I Trust Series 2014-150E Class A144A	3.91	9-9-2032	2,530,000	2,385,897
New Residential Mortgage Loan Trust Series 2018-5A Class A1A144A±±	4.25	12-25-2057	945,863	944,930
New Residential Mortgage Loan Trust Series 2019-6A Class A1B144A±±	3.50	9-25-2059	665,321	643,249
NYMT Loan Trust Series 2022-CP1 Class A1144A	2.04	7-25-2061	1,509,384	1,433,647
RCKT Mortgage Trust Series 2023-CES2 Class A1A144A±±	6.81	9-25-2043	564,986	568,480
Residential Mortgage Loan Trust Series 2021-1R Class A2144A±±	1.10	1-25-2065	80,816	78,673
ROCK Trust Series 2024-CNTR Class B144A	5.93	11-13-2041	4,205,000	4,375,781
Saluda Grade Alternative Mortgage Trust Series 2024-CES1 Class A1144A±±	6.31	3-25-2054	1,628,301	1,663,170
SDAL Trust Series 2025-DAL Class B (U.S. SOFR 1 Month+2.94%)144A±	6.60	4-15-2042	3,100,000	3,106,548
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
SHR Trust Series 2024-LXRY Class A (U.S. SOFR 1 Month+1.95%)144A±	5.61%	10-15-2041	$3,370,000	$3,374,212
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	906,818	875,984
SWCH Commercial Mortgage Trust Series 2025-DATA Class C (U.S. SOFR 1 Month+2.09%)144A±	5.75	2-15-2042	2,100,000	2,089,497
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	129,193	127,222
Towd Point Mortgage Trust Series 2019-4 Class A1144A±±	2.90	10-25-2059	596,470	579,231
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	3,065,757	2,832,258
Verus Securitization Trust Series 2021-8 Class A2144A±±	2.29	11-25-2066	1,407,102	1,287,995
Verus Securitization Trust Series 2021-R1 Class A2144A±±	1.06	10-25-2063	32,121	31,279
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	440,683	423,507
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.69	8-25-2032	42,287	42,539
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.69	8-25-2032	15,685	13,699
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	6.03	12-28-2037	1,239	1,234
Total non-agency mortgage-backed securities (Cost $79,478,328)				78,471,295
U.S. Treasury securities: 15.16%
U.S. Treasury Notes	3.50	1-31-2028	15,000,000	15,028,711
U.S. Treasury Notes	3.50	2-15-2029	45,570,000	45,712,406
U.S. Treasury Notes	3.63	8-31-2027	31,288,000	31,369,887
U.S. Treasury Notes	3.75	8-15-2027	21,480,000	21,572,297
U.S. Treasury Notes	3.88	7-31-2027	155,000	155,890
Total U.S. Treasury securities (Cost $113,526,577)				113,839,191
Yankee corporate bonds and notes: 11.04%
Basic materials: 0.07%
Chemicals: 0.07%
Braskem Netherlands Finance BV144A	4.50	1-10-2028	1,125,000	508,425
Communications: 1.25%
Media: 0.46%
Videotron Ltd.144A	3.63	6-15-2029	3,515,000	3,436,923
Telecommunications: 0.79%
NTT Finance Corp.144A	4.57	7-16-2027	3,880,000	3,915,197
Softbank Corp.144A	4.70	7-9-2030	2,000,000	2,028,901
				5,944,098
Consumer, cyclical: 0.60%
Apparel: 0.14%
Gildan Activewear, Inc.144A	4.70	10-7-2030	1,085,000	1,091,956
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 13

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Leisure time: 0.46%
Carnival Corp.144A	7.00%	8-15-2029	$1,365,000	$1,428,538
Royal Caribbean Cruises Ltd.144A	4.25	7-1-2026	2,000,000	1,999,579
				3,428,117
Consumer, non-cyclical: 0.72%
Household products/wares: 0.45%
Reckitt Benckiser Treasury Services PLC144A	3.00	6-26-2027	3,430,000	3,396,175
Pharmaceuticals: 0.27%
Teva Pharmaceutical Finance Netherlands III BV	3.15	10-1-2026	2,000,000	1,985,328
Financial: 6.86%
Banks: 5.14%
AIB Group PLC (U.S. SOFR+1.65%)144A±	5.32	5-15-2031	2,405,000	2,498,311
Banco Santander SA	4.55	11-6-2030	3,600,000	3,628,751
Bank of Montreal Series J (U.S. SOFR+0.97%)±	4.44	1-14-2032	1,820,000	1,831,767
Banque Federative du Credit Mutuel SA144A	4.59	10-16-2028	1,500,000	1,518,260
Barclays PLC (U.S. SOFR+0.96%)±	5.09	2-25-2029	3,745,000	3,815,324
Canadian Imperial Bank of Commerce (U.S. SOFR+0.79%)±	4.28	1-29-2030	1,520,000	1,530,212
Credit Agricole SA (U.S. SOFR+1.46%)144A±	5.22	5-27-2031	3,000,000	3,101,995
DNB Bank ASA (U.S. SOFR+1.05%)144A±	4.85	11-5-2030	3,000,000	3,081,898
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.60%)±	4.24	2-10-2030	2,200,000	2,210,182
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity+1.17%)±	5.16	4-24-2031	1,500,000	1,556,196
NatWest Group PLC (1 Year Treasury Constant Maturity+1.10%)±	5.58	3-1-2028	3,200,000	3,250,810
Sumitomo Mitsui Financial Group, Inc.	5.24	4-15-2030	3,000,000	3,131,019
Swedbank AB144A	5.08	5-21-2030	3,550,000	3,677,702
UBS Group AG (1 Year Treasury Constant Maturity+0.85%)144A±	1.49	8-10-2027	2,000,000	1,977,610
UBS Group AG (U.S. SOFR+3.73%)144A±	4.19	4-1-2031	1,785,000	1,779,905
				38,589,942
Diversified financial services: 0.95%
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	2,500,000	2,533,203
Avolon Holdings Funding Ltd.144A	5.75	11-15-2029	1,000,000	1,045,023
Brookfield Asset Management Ltd.	4.65	11-15-2030	3,500,000	3,537,645
				7,115,871
Insurance: 0.41%
RenaissanceRe Holdings Ltd.	3.60	4-15-2029	3,175,000	3,121,135
Real estate: 0.36%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	2,687,000	2,685,391
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Government securities: 0.69%
Multi-national: 0.69%
African Export-Import Bank144A	2.63%	5-17-2026	$2,185,000	$2,174,810
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	3,000,000	2,994,927
				5,169,737
Industrial: 0.38%
Electronics: 0.24%
Flex Ltd.	4.88	6-15-2029	1,790,000	1,823,600
Trucking & leasing: 0.14%
SMBC Aviation Capital Finance DAC144A	5.45	5-3-2028	1,005,000	1,031,644
Utilities: 0.47%
Electric: 0.47%
Comision Federal de Electricidad144A	5.70	1-24-2030	1,500,000	1,536,000
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	2,000,000	2,010,014
				3,546,014
Total yankee corporate bonds and notes (Cost $81,986,473)				82,874,356
Yankee government bonds: 1.48%
Chile: 0.14%
Chile	4.35	4-13-2031	1,025,000	1,026,742
Israel: 0.50%
Israel	4.50	1-13-2031	1,800,000	1,803,315
Israel	5.38	2-19-2030	1,910,000	1,976,337
				3,779,652
Mexico: 0.37%
Mexico	4.75	3-22-2031	2,800,000	2,778,580
Peru: 0.14%
Corp. Financiera de Desarrollo SA144A	5.50	5-6-2030	1,000,000	1,035,845
Saudi Arabia: 0.33%
Saudi144A	4.13	1-12-2029	2,450,000	2,459,798
Total yankee government bonds (Cost $10,945,257)				11,080,617

		Yield	Shares
Short-term investments: 1.88%
Investment companies: 1.88%
Allspring Government Money Market Fund Select Class♠∞##		3.62	14,062,989	14,062,989
Total short-term investments (Cost $14,062,989)				14,062,989
Total investments in securities (Cost $747,542,390)	100.35%			753,444,943
Other assets and liabilities, net	(0.35)			(2,595,391)
Total net assets	100.00%			$750,849,552

The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 15

Portfolio of investments—February 28, 2026 (unaudited)

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

%%	The security is purchased on a when-issued basis.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

‡	Security is valued using significant unobservable inputs.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for when-issued securities.

Abbreviations:
AUD	Australian dollar
BDC	Business Development Company
BRL	Brazilian real
CLP	Chile peso
COP	Colombian peso
CZK	Czech Republic koruna
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	Great British pound
GNMA	Government National Mortgage Association
MXN	Mexican peso
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SEK	Sweden krona
SGD	Singapore dollar
SOFR	Secured Overnight Financing Rate
ZAR	South African rand
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$17,743,160	$255,793,817	$(259,473,988)	$0	$0	$14,062,989	14,062,989	$441,402
Forward foreign currency contracts
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	1,518,179	EUR	1,300,000	Bank of New York Mellon Corp.	3-9-2026	$0	$(18,347)
USD	787,712	EUR	675,000	Morgan Stanley, Inc.	3-9-2026	0	(10,099)
USD	16,956,724	EUR	14,500,000	Bank of New York Mellon Corp.	3-9-2026	0	(181,450)
EUR	2,336,000	USD	2,748,500	Bank of New York Mellon Corp.	3-9-2026	12,519	0
USD	1,001,282	EUR	835,000	Bank of New York Mellon Corp.	3-9-2026	14,360	0
USD	3,684,325	BRL	20,315,000	Bank of New York Mellon Corp.	3-16-2026	0	(265,196)
BRL	15,050,000	USD	2,858,608	State Street Bank & Trust Co.	3-16-2026	67,323	0
USD	2,562,923	AUD	3,600,000	Bank of New York Mellon Corp.	3-18-2026	1,107	0
The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term Bond Plus Fund

Portfolio of investments—February 28, 2026 (unaudited)

Forward foreign currency contracts (continued)
Currency to be received		Currency to be delivered		Counterparty	Settlement date	Unrealized gains	Unrealized losses
USD	952,741	SEK	8,720,000	Morgan Stanley, Inc.	3-18-2026	$0	$(13,949)
USD	948,899	ZAR	15,210,000	Bank of New York Mellon Corp.	3-18-2026	0	(5,260)
USD	459,276	CLP	392,750,000	Morgan Stanley, Inc.	3-23-2026	9,277	0
USD	943,311	SGD	1,210,000	Bank of New York Mellon Corp.	3-23-2026	0	(14,645)
USD	980,176	CZK	20,420,000	Bank of New York Mellon Corp.	3-31-2026	0	(15,804)
USD	1,077,196	MXN	18,570,000	State Street Bank & Trust Co.	3-31-2026	1,538	0
USD	2,184,398	COP	8,098,000,000	Morgan Stanley, Inc.	4-13-2026	47,759	0
USD	3,109,851	GBP	2,278,000	Bank of New York Mellon Corp.	5-18-2026	39,126	0
						$193,009	$(524,750)
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,315	6-30-2026	$274,919,291	$275,194,571	$275,280	$0
Short
2-Year Euro SCHATZ	(97)	3-6-2026	(12,250,486)	(12,267,266)	0	(16,780)
5-Year Euro-BOBL Futures	(12)	3-6-2026	(1,650,297)	(1,665,489)	0	(15,192)
10-Year U.S. Treasury Notes	(107)	6-18-2026	(12,119,236)	(12,177,938)	0	(58,702)
5-Year U.S. Treasury Notes	(1,044)	6-30-2026	(114,593,622)	(114,986,812)	0	(393,190)
					$275,280	$(483,864)
Centrally cleared credit default swap contracts
Reference index	Fixed rate	Payment frequency	Maturity date	Notional amount		Value	Premiums paid (received)	Unrealized gains	Unrealized losses
Buy Protection
Markit CDX North American High Yield Series 44	5.00%	Quarterly	6-20-2030	USD	1,767,150	$142,867	$111,391	$31,476	$0
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 17

Statement of assets and liabilities—February 28, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $733,479,401)	$739,381,954
Investments in affiliated securities, at value (cost $14,062,989)	14,062,989
Cash	2,421,600
Cash at broker segregated for futures contracts	1,990,000
Segregated cash for forward foreign currency contracts	332,397
Segregated cash for swap contracts	116,224
Foreign currency, at value (cost $527,421)	527,368
Receivable for interest	5,839,019
Receivable for Fund shares sold	1,383,047
Receivable for investments sold	961,453
Receivable for daily variation margin on open futures contracts	369,844
Unrealized gains on forward foreign currency contracts	193,009
Principal paydown receivable	2,962
Prepaid expenses and other assets	78,001
Total assets	767,659,867
Liabilities
Payable for investments purchased	14,774,539
Payable for Fund shares redeemed	853,426
Unrealized losses on forward foreign currency contracts	524,750
Payable for daily variation margin on open futures contracts	394,883
Management fee payable	99,777
Administration fees payable	53,872
Shareholder servicing fees payable	23,930
Payable for daily variation margin on centrally cleared swap contracts	6,993
Accrued expenses and other liabilities	78,145
Total liabilities	16,810,315
Total net assets	$750,849,552
Net assets consist of
Paid-in capital	$761,584,860
Total distributable loss	(10,735,308)
Total net assets	$750,849,552
The accompanying notes are an integral part of these financial statements.
18 | Allspring Short-Term Bond Plus Fund

Statement of assets and liabilities—February 28, 2026 (unaudited)
Statement of assets and liabilities
Computation of net asset value and offering price per share
Net assets–Class A	$120,454,574
Shares outstanding–Class A1	13,916,817
Net asset value per share–Class A	$8.66
Maximum offering price per share – Class A2	$8.84
Net assets–Class R6	$18,266,944
Shares outstanding–Class R6[1]	2,113,447
Net asset value per share–Class R6	$8.64
Net assets–Institutional Class	$612,128,034
Shares outstanding–Institutional Class[1]	70,764,258
Net asset value per share–Institutional Class	$8.65
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 19

Statement of operations—six months ended February 28, 2026 (unaudited)
Statement of operations
Investment income
Interest	$17,605,184
Income from affiliated securities	441,402
Dividends	89,619
Total investment income	18,136,205
Expenses
Management fee	1,322,536
Administration fees
Class A	88,788
Class C	849 [1]
Class R6	2,641
Institutional Class	247,439
Shareholder servicing fees
Class A	147,767
Class C	1,341 [1]
Distribution fee
Class C	4,025 [1]
Custody and accounting fees	19,283
Professional fees	41,818
Registration fees	50,981
Shareholder report expenses	25,069
Trustees’ fees and expenses	6,220
Other fees and expenses	11,742
Total expenses	1,970,499
Less: Fee waivers and/or expense reimbursements
Fund-level	(683,640)
Class A	(60,269)
Net expenses	1,226,590
Net investment income	16,909,615
1 For the period from September 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
20 | Allspring Short-Term Bond Plus Fund

Statement of operations—six months ended February 28, 2026 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities (net of foreign capital gains tax of $3,813)	$2,117,444
Foreign currency and foreign currency translations	(186,169)
Forward foreign currency contracts	(600,499)
Futures contracts	(500,373)
Swap contracts	17,597
Net realized gains on investments	848,000
Net change in unrealized gains (losses) on
Unaffiliated securities (net of deferred foreign capital gains tax of $2,794)	794,796
Foreign currency and foreign currency translations	(909)
Forward foreign currency contracts	1,961
Futures contracts	(306,306)
Swap contracts	9,380
Net change in unrealized gains (losses) on investments	498,922
Net realized and unrealized gains (losses) on investments	1,346,922
Net increase in net assets resulting from operations	$18,256,537
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 21

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2026 (unaudited)		Year ended August 31, 2025
Operations
Net investment income		$16,909,615		$33,537,505
Net realized gains (losses) on investments		848,000		(521,362)
Net change in unrealized gains (losses) on investments		498,922		6,622,575
Net increase in net assets resulting from operations		18,256,537		39,638,718
Distributions to shareholders from
Net investment income and net realized gains
Class A		(2,503,002)		(5,194,444)
Class C		(16,382)[1]		(96,572)
Class R6		(404,361)		(745,007)
Institutional Class		(14,057,515)		(27,091,796)
Total distributions to shareholders		(16,981,260)		(33,127,819)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	870,451	7,529,379	1,531,813	13,146,546
Class C	36,307 [1]	314,023 [1]	95,303	816,477
Class R6	286,183	2,472,527	926,475	7,940,105
Institutional Class	15,421,547	133,316,435	34,765,380	298,193,415
		143,632,364		320,096,543
Reinvestment of distributions
Class A	277,202	2,391,963	576,752	4,935,516
Class C	1,798 [1]	15,508 [1]	11,121	95,021
Class R6	38,132	328,727	70,330	601,395
Institutional Class	1,288,472	11,117,162	2,523,488	21,600,989
		13,853,360		27,232,921
Payment for shares redeemed
Class A	(1,155,632)	(9,992,007)	(3,193,085)	(27,360,754)
Class C	(37,741)[1]	(325,974)[1]	(188,857)	(1,618,408)
Class R6	(252,433)	(2,182,325)	(644,712)	(5,520,187)
Institutional Class	(19,939,553)	(172,337,597)	(20,444,193)	(175,353,639)
		(184,837,903)		(209,852,988)
Share conversions
Class A	307,494	2,655,670	0	0
Class C	(308,182)[2]	(2,655,670)[2]	0	0
		0		0
Net increase (decrease) in net assets resulting from capital share transactions		(27,352,179)		137,476,476
Total increase (decrease) in net assets		(26,076,902)		143,987,375
Net assets
Beginning of period		776,926,454		632,939,079
End of period		$750,849,552		$776,926,454
1 For the period from September 1, 2025 to November 14, 2025
2 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
22 | Allspring Short-Term Bond Plus Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.64	$8.56	$8.33	$8.41	$9.02	$9.09
Net investment income	0.18 [1]	0.37 [1]	0.34 [1]	0.27	0.11 [1]	0.14
Net realized and unrealized gains (losses) on investments	0.02	0.07	0.24	(0.09)	(0.54)	0.02
Total from investment operations	0.20	0.44	0.58	0.18	(0.43)	0.16
Distributions to shareholders from
Net investment income	(0.18)	(0.36)	(0.35)	(0.26)	(0.11)	(0.13)
Net realized gains	0.00	0.00	0.00	0.00	(0.07)	(0.10)
Total distributions to shareholders	(0.18)	(0.36)	(0.35)	(0.26)	(0.18)	(0.23)
Net asset value, end of period	$8.66	$8.64	$8.56	$8.33	$8.41	$9.02
Total return[2]	2.35%	5.32%	7.12%	2.16%	(4.83)%	1.76%
Ratios to average net assets (annualized)
Gross expenses	0.79%	0.80%	0.80%	0.81%	0.81%	0.81%
Net expenses	0.51%	0.58%	0.61%	0.68%	0.70%	0.70%
Net investment income	4.27%	4.35%	4.06%	3.13%	1.30%	1.48%
Supplemental data
Portfolio turnover rate	66%	182%	131%	79%	65%	65%
Net assets, end of period (000s omitted)	$120,455	$117,611	$125,839	$129,076	$141,782	$175,111

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 23

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.63	$8.56	$8.33	$8.40	$9.02	$9.08
Net investment income	0.20 [1]	0.40 [1]	0.37 [1]	0.32	0.14 [1]	0.16
Net realized and unrealized gains (losses) on investments	0.01	0.07	0.24	(0.10)	(0.56)	0.03
Total from investment operations	0.21	0.47	0.61	0.22	(0.42)	0.19
Distributions to shareholders from
Net investment income	(0.20)	(0.40)	(0.38)	(0.29)	(0.13)	(0.15)
Net realized gains	0.00	0.00	0.00	0.00	(0.07)	(0.10)
Total distributions to shareholders	(0.20)	(0.40)	(0.38)	(0.29)	(0.20)	(0.25)
Net asset value, end of period	$8.64	$8.63	$8.56	$8.33	$8.40	$9.02
Total return[2]	2.43%	5.59%	7.52%	2.63%	(4.65)%	2.18%
Ratios to average net assets (annualized)
Gross expenses	0.42%	0.43%	0.43%	0.43%	0.43%	0.43%
Net expenses	0.24%	0.24%	0.24%	0.35%	0.40%	0.40%
Net investment income	4.54%	4.69%	4.43%	3.43%	1.55%	1.79%
Supplemental data
Portfolio turnover rate	66%	182%	131%	79%	65%	65%
Net assets, end of period (000s omitted)	$18,267	$17,618	$14,455	$12,141	$16,575	$32,131

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Short-Term Bond Plus Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.64	$8.56	$8.33	$8.41	$9.03	$9.09
Net investment income	0.19 [1]	0.40 [1]	0.37 [1]	0.29	0.13	0.15
Net realized and unrealized gains (losses) on investments	0.02	0.07	0.24	(0.09)	(0.55)	0.04
Total from investment operations	0.21	0.47	0.61	0.20	(0.42)	0.19
Distributions to shareholders from
Net investment income	(0.20)	(0.39)	(0.38)	(0.28)	(0.13)	(0.15)
Net realized gains	0.00	0.00	0.00	0.00	(0.07)	(0.10)
Total distributions to shareholders	(0.20)	(0.39)	(0.38)	(0.28)	(0.20)	(0.25)
Net asset value, end of period	$8.65	$8.64	$8.56	$8.33	$8.41	$9.03
Total return[2]	2.40%	5.65%	7.46%	2.45%	(4.69)%	2.13%
Ratios to average net assets (annualized)
Gross expenses	0.47%	0.48%	0.48%	0.48%	0.48%	0.48%
Net expenses	0.29%	0.29%	0.29%	0.39%	0.45%	0.45%
Net investment income	4.48%	4.63%	4.38%	3.43%	1.57%	1.69%
Supplemental data
Portfolio turnover rate	66%	182%	131%	79%	65%	65%
Net assets, end of period (000s omitted)	$612,128	$639,043	$489,309	$431,890	$446,610	$406,333

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term Bond Plus Fund | 25

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term Bond Plus Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on November 14, 2025, Class C shares became Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management, LLC (“Allspring Funds Management”).
Forward foreign currency contracts are recorded at the forward rate provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee at Allspring Funds Management.
Swap contracts are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a
26 | Allspring Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Forward foreign currency contracts
A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contracts. The Fund is subject to foreign currency risk and may be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gains on the contracts. This risk may be mitigated if there is a master netting arrangement between the Fund and the counterparty.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Swap contracts
Swap contracts are agreements between the Fund and a counterparty to exchange a series of cash flows over a specified period. Swap agreements are privately negotiated contracts between the Fund that are entered into as bilateral contracts in the over-the-counter market or centrally cleared (“centrally cleared swaps”) with a central clearinghouse.
The Fund entered into centrally cleared swaps. In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Upon entering into a centrally cleared swap, the Fund is required to deposit an initial margin with the broker in the form of cash or securities. Securities deposited as initial margin are designated in the Portfolio of investments and cash deposited is shown as cash segregated for centrally cleared swaps in the Statement of assets and liabilities. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). The variation margin is recorded as an unrealized gain (or loss) and shown as variation margin receivable (or payable) on centrally cleared swaps in the Statement of assets and liabilities. Payments received from (paid to) the counterparty are recorded as realized gains (losses) in the Statement of operations when the contract is closed.
Credit default swaps
The Fund may enter into credit default swaps for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or a basket of single-name issuers or traded indexes. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. Credit default swaps are agreements in which the protection buyer pays fixed periodic payments to the protection seller in consideration for a promise from the protection seller to make a specific payment should a negative credit event take place with respect to the referenced entity (e.g., bankruptcy, failure to pay, obligation acceleration, repudiation, moratorium or restructuring).
The Fund may enter into credit default swaps as either the seller of protection or the buyer of protection. If the Fund is the buyer of protection and a credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the referenced security or underlying securities comprising the index, or receive a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index. If the Fund is the seller of protection and a credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the referenced security or underlying securities comprising the index or pay a net settlement of cash equal to the notional amount of the swap less the recovery value of the security or underlying securities comprising the index.
Allspring Short-Term Bond Plus Fund | 27

Notes to financial statements (unaudited)
As the seller of protection, the Fund is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Fund could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates.
By entering into credit default swap contracts, the Fund is exposed to credit risk. In addition, certain credit default swap contracts entered into by the Fund provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income monthly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2026, the aggregate cost of all investments for federal income tax purposes was $748,991,765 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$9,096,096
Gross unrealized losses	(5,151,767)
Net unrealized gains	$3,944,329
As of August 31, 2025, the Fund had capital loss carryforwards which consisted of $6,195,650 in short-term capital losses and $10,858,950 in long-term capital losses.
28 | Allspring Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$88,534,451	$0	$88,534,451
Asset-backed securities	0	99,801,260	520,347	100,321,607
Corporate bonds and notes	0	233,091,357	0	233,091,357
Foreign corporate bonds and notes	0	9,546,611	0	9,546,611
Foreign government bonds	0	18,966,238	0	18,966,238
Investment companies	2,259,053	0	0	2,259,053
Municipal obligations	0	397,178	0	397,178
Non-agency mortgage-backed securities	0	78,471,295	0	78,471,295
U.S. Treasury securities	113,839,191	0	0	113,839,191
Yankee corporate bonds and notes	0	82,874,356	0	82,874,356
Yankee government bonds	0	11,080,617	0	11,080,617
Short-term investments
Investment companies	14,062,989	0	0	14,062,989
	130,161,233	622,763,363	520,347	753,444,943
Forward foreign currency contracts	0	193,009	0	193,009
Futures contracts	275,280	0	0	275,280
Swap contracts	0	31,476	0	31,476
Total assets	$130,436,513	$622,987,848	$520,347	$753,944,708
Liabilities
Forward foreign currency contracts	$0	$524,750	$0	$524,750
Futures contracts	483,864	0	0	483,864
Total liabilities	$483,864	$524,750	$0	$1,008,614
Futures contracts, forward foreign currency contracts and swap contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2026, the Fund did not have any transfers into/out of Level 3.
Allspring Short-Term Bond Plus Fund | 29

Notes to financial statements (unaudited)
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended February 28, 2026, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of certain subavisers to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC and Allspring Global Investments (UK) Limited, each an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, serves as subadvisers to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2026  to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 28, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.61%
Class R6	0.24
Institutional Class	0.29
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges
30 | Allspring Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
from redemptions of Class C shares. For the six months ended February 28, 2026, Allspring Funds Distributor received $918 from the sale of Class A shares and $2,531 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended February 28, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Class C are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$322,264,729	$190,587,505	$322,317,301	$176,530,726
6.DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio and forward foreign currency contracts for economic hedging purposes and entered into swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Fund’s total return.
The volume of the Fund’s derivative activity during the six months ended February 28, 2026 was as follows:
Forward foreign currency contracts
Average contract amounts to buy	$3,810,953
Average contract amounts to sell	34,682,405
Futures contracts
Average notional balance on long futures	$276,694,161
Average notional balance on short futures	150,619,061
Swap contracts
Average notional balance	$1,779,900
The credit default swap transactions may contain provisions for early termination in the event the net assets of the Fund declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transactions in net liability positions.
A summary of the location of derivative instruments on the financial statements by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of February 28, 2026 by primary risk type on the Statement of assets and liabilities was as follows for the Fund:
Allspring Short-Term Bond Plus Fund | 31

Notes to financial statements (unaudited)
	Interest rate risk	Credit risk	Foreign Currency risk	Total
Asset derivatives
Forward foreign currency contracts	$0	$0	$193,009	$193,009
Futures contracts	275,280 *	0	0	275,280
Swap contracts	0	31,476 *	0	31,476
	$275,280	$31,476	$193,009	$499,765
Liability derivatives
Forward foreign currency contracts	$0	$0	$524,750	$524,750
Futures contracts	483,864 *	0	0	483,864
	$483,864	$0	$524,750	$1,008,614

*
Amount represents the cumulative unrealized gains (losses) as reported in the table following the Portfolio of investments. For futures contracts and centrally cleared swap contracts, only the current day’s variation margin as of February 28, 2026 is reported separately on the Statement of assets and liabilities.

The effect of derivative instruments on the Statement of operations for the six months ended February 28, 2026 was as follows:
	Interest rate risk	Credit risk	Foreign currency risk	TOTAL
Net realized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$(600,499)	$(600,499)
Futures contracts	(500,373)	0	0	(500,373)
Swap contracts	0	17,597	0	17,597
	$(500,373)	$17,597	$(600,499)	$(1,083,275)
Net change in unrealized gains (losses) on derivatives
Forward foreign currency contracts	$0	$0	$1,961	$1,961
Futures contracts	(306,306)	0	0	(306,306)
Swap contracts	0	9,380	0	9,380
	$(306,306)	$9,380	$1,961	$(294,965)
For certain types of derivative transactions, the Fund has entered into International Swaps and Derivatives Association, Inc. master agreements (“ISDA Master Agreements”) or similar agreements with approved counterparties. The ISDA Master Agreements or similar agreements may have requirements to deliver/deposit securities or cash to/with an exchange or broker-dealer as collateral and allows the Fund to offset, with each counterparty, certain derivative financial instrument’s assets and/or liabilities with collateral held or pledged. Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for over-the-counter traded derivatives. Cash collateral that has been pledged to cover obligations of the Fund under ISDA Master Agreements or similar agreements, if any, are reported separately in the Statement of assets and liabilities. Securities pledged as collateral, if any, are noted in the Portfolio of investments. With respect to balance sheet offsetting, absent an event of default by the counterparty or a termination of the agreement, the reported amounts of financial assets and financial liabilities in the Statement of assets and liabilities are not offset across transactions between the Fund and the applicable counterparty. A reconciliation of the gross amounts on the Statement of assets and liabilities to the net amounts by counterparty, including any collateral exposure, for OTC derivatives is as follows:
Counterparty	Gross amounts of assets in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral received	Net amount of assets
Bank of New York Mellon Corp.	$67,112	$(67,112)	$0	$0
Morgan Stanley, Inc.	57,036	(24,048)	0	32,988
State Street Bank & Trust Co.	68,861	0	0	68,861

Counterparty	Gross amounts of liabilities in the Statement of Assets and Liabilities	Amounts subject to netting agreements	Collateral pledged[1]	Net amount of liabilities
Bank of New York Mellon Corp.	$500,702	$(67,112)	$(330,000)	$103,590
Morgan Stanley, Inc.	24,048	(24,048)	0	0

[1]	Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
32 | Allspring Short-Term Bond Plus Fund

Notes to financial statements (unaudited)
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2026, there were no borrowings by the Fund under the agreement.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
Allspring Short-Term Bond Plus Fund | 33

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

34 | Allspring Short-Term Bond Plus Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Short-Term Bond Plus Fund | 35

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3005 02-26

Allspring Short Duration Government Bond Fund
Long Form Financial Statements
Semi-Annual Report
February 28, 2026

Allspring Short Duration Government Bond Fund | 1

Portfolio of investments—February 28, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 78.55%
FHLMC	2.50%	7-1-2033	$3,508,168	$3,468,668
FHLMC (30 Day Average U.S. SOFR+2.15%)±	4.79	1-1-2055	2,679,573	2,726,481
FHLMC (RFUCCT1Y+1.62%)±	3.27	2-1-2050	3,985,697	4,067,380
FHLMC (RFUCCT1Y+1.63%)±	3.01	11-1-2048	9,082,227	9,092,329
FHLMC (RFUCCT1Y+1.63%)±	3.17	7-1-2050	5,715,217	5,641,033
FHLMC Series 4184 Class FN (30 Day Average U.S. SOFR+0.46%)±	4.12	3-15-2043	1,593,382	1,575,534
FHLMC Series 4272 Class FD (30 Day Average U.S. SOFR+0.46%)±	4.12	11-15-2043	3,563,929	3,543,382
FHLMC Series 4281 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.17	12-15-2043	1,406,626	1,399,000
FHLMC Series 4303 Class FA (30 Day Average U.S. SOFR+0.46%)±	4.12	2-15-2044	2,231,208	2,209,817
FHLMC Series 4710 Class PD	2.50	4-15-2045	6,078,271	5,986,399
FHLMC Series 5335 Class FB (30 Day Average U.S. SOFR+0.81%)±	4.47	10-15-2039	2,116,976	2,129,483
FHLMC Series 5399 Class FB (30 Day Average U.S. SOFR+0.90%)±	4.57	4-25-2054	4,614,046	4,632,864
FHLMC Series 5565 Class QA	4.50	8-25-2055	4,484,769	4,540,044
FNMA	1.50	2-1-2032	12,404,936	11,758,129
FNMA	2.50	3-1-2035	9,230,760	8,834,547
FNMA	3.00	6-1-2035	3,110,919	3,064,237
FNMA	3.00	3-1-2040	7,717,734	7,528,204
FNMA	4.00	3-1-2031	117,010	116,701
FNMA (30 Day Average U.S. SOFR+2.16%)±	4.34	1-1-2055	4,385,045	4,499,455
FNMA (30 Day Average U.S. SOFR+2.28%)±	4.85	7-1-2054	4,477,421	4,564,307
FNMA (30 Day Average U.S. SOFR+2.33%)±	5.37	8-1-2054	4,514,955	4,637,399
FNMA (RFUCCT1Y+1.61%)±	3.42	7-1-2049	13,926,103	13,868,018
FNMA Series 2008-7 Class FA (30 Day Average U.S. SOFR+0.56%)±	4.23	2-25-2038	259,242	258,534
FNMA Series 2010-111 Class KF (30 Day Average U.S. SOFR+0.51%)±	4.18	10-25-2040	2,734,218	2,725,530
FNMA Series 2011-47 Class GF (30 Day Average U.S. SOFR+0.68%)±	4.35	6-25-2041	4,759,109	4,760,579
FNMA Series 2011-55 Class FH (30 Day Average U.S. SOFR+0.55%)±	4.22	6-25-2041	1,607,667	1,600,497
FNMA Series 2011-58 Class F (30 Day Average U.S. SOFR+0.58%)±	4.25	7-25-2041	3,721,805	3,709,818
FNMA Series 2012-9 Class CF (30 Day Average U.S. SOFR+0.56%)±	4.23	2-25-2042	5,289,769	5,267,306
FNMA Series 2012-98 Class BA	1.50	1-25-2042	1,162,041	1,130,412
FNMA Series 2016-64 Class BC	1.75	9-25-2046	4,824,856	4,583,045
FNMA Series 2017-11 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.18	3-25-2047	1,407,952	1,400,394
FNMA Series 2017-113 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.03	1-25-2048	1,424,138	1,410,708
FNMA Series 2017-35 Class MC	2.63	12-25-2044	3,539,027	3,466,105
FNMA Series 2017-82 Class FE (30 Day Average U.S. SOFR+0.36%)±	4.03	10-25-2047	3,419,837	3,397,954
FNMA Series 2017-9 Class EF (30 Day Average U.S. SOFR+0.51%)±	4.18	3-25-2047	1,675,995	1,668,028
FNMA Series 2018-1 Class FA (30 Day Average U.S. SOFR+0.36%)±	4.03	2-25-2048	1,732,019	1,714,767
FNMA Series 2018-1 Class FB (30 Day Average U.S. SOFR+0.36%)±	4.03	2-25-2048	5,281,409	5,236,761
FNMA Series 2020-34 Class AG	2.00	6-25-2035	4,409,197	4,242,389
FNMA Series 2023-38 Class FC (30 Day Average U.S. SOFR+0.66%)±	4.33	6-25-2040	1,505,077	1,504,395
FNMA Series 2023-38 Class FD (30 Day Average U.S. SOFR+0.86%)±	4.56	10-25-2039	2,946,445	2,881,580
GNMA Series 2016-167 Class AC	2.25	3-20-2039	1,528,585	1,450,225
GNMA Series 2022-189 Class DC	2.50	10-20-2051	7,017,529	6,884,892
Total agency securities (Cost $168,256,781)				169,177,330
Asset-backed securities: 4.74%
CarMax Auto Owner Trust Series 2025-2 Class A3	4.48	3-15-2030	1,000,000	1,011,466
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short Duration Government Bond Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Ford Credit Floorplan Master Owner Trust A Series 2024-3 Class A1144A	4.30%	9-15-2029	$1,328,000	$1,338,099
Navient Private Education Refinance Loan Trust Series 2020-GA Class A144A	1.17	9-16-2069	558,038	528,499
Navient Refinance Loan Trust Series 2026-A Class A144A	4.50	1-18-2056	1,000,000	1,002,140
Nelnet Student Loan Trust Series 2004-4 Class A5 (90 Day Average U.S. SOFR+0.42%)±	4.31	1-25-2037	391,358	390,570
Nissan Auto Lease Trust Series 2026-A Class A3	3.87	3-15-2029	1,500,000	1,502,597
Santander Drive Auto Receivables Trust Series 2025-2 Class A3	4.67	8-15-2029	1,000,000	1,006,147
SBNA Auto Receivables Trust Series 2024-A Class A3144A	5.32	12-15-2028	337,855	338,991
SFS Auto Receivables Securitization Trust Series 2024-1A Class A4144A	4.94	1-21-2031	1,055,000	1,072,139
SFS Auto Receivables Securitization Trust Series 2025-3A Class A3144A	4.12	4-21-2031	1,000,000	1,007,834
USB Auto Owner Trust Series 2025-1A Class A4144A	4.62	12-16-2030	1,000,000	1,019,902
Total asset-backed securities (Cost $10,169,192)				10,218,384
Non-agency mortgage-backed securities: 0.72%
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88	7-25-2049	137,055	135,274
CSAIL Commercial Mortgage Trust Series 2019-C16 Class ASB	3.14	6-15-2052	814,801	804,940
Verus Securitization Trust Series 2021-3 Class A1144A±±	1.05	6-25-2066	667,118	605,638
Total non-agency mortgage-backed securities (Cost $1,607,989)				1,545,852
U.S. Treasury securities: 15.72%
U.S. Treasury Notes	3.38	2-29-2028	17,186,000	17,181,972
U.S. Treasury Notes	3.50	2-15-2029	16,624,000	16,675,950
Total U.S. Treasury securities (Cost $33,833,242)				33,857,922

		Yield	Shares
Short-term investments: 3.15%
Investment companies: 3.15%
Allspring Government Money Market Fund Select Class♠∞		3.62	6,784,726	6,784,726
Total short-term investments (Cost $6,784,726)				6,784,726
Total investments in securities (Cost $220,651,930)	102.88%			221,584,214
Other assets and liabilities, net	(2.88)			(6,203,175)
Total net assets	100.00%			$215,381,039

±	Variable rate investment. The rate shown is the rate in effect at period end.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 3

Portfolio of investments—February 28, 2026 (unaudited)

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$5,841,843	$70,159,331	$(69,216,448)	$0	$0	$6,784,726	6,784,726	$76,796
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	366	6-30-2026	$76,480,312	$76,594,078	$113,766	$0
Short
Ultra 10-Year U.S. Treasury Notes	(43)	6-18-2026	(4,989,271)	(5,019,578)	0	(30,307)
5-Year U.S. Treasury Notes	(91)	6-30-2026	(9,983,550)	(10,022,797)	0	(39,247)
					$113,766	$(69,554)
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short Duration Government Bond Fund

Statement of assets and liabilities—February 28, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $213,867,204)	$214,799,488
Investments in affiliated securities, at value (cost $6,784,726)	6,784,726
Cash at broker segregated for futures contracts	1,174,000
Receivable for investments sold	9,318,781
Receivable for interest	479,906
Principal paydown receivable	251,585
Receivable for Fund shares sold	123,449
Receivable for daily variation margin on open futures contracts	91,847
Prepaid expenses and other assets	59,270
Total assets	233,083,052
Liabilities
Payable for investments purchased	17,192,577
Payable for Fund shares redeemed	277,805
Dividends payable	83,101
Payable for daily variation margin on open futures contracts	51,992
Management fee payable	40,410
Administration fees payable	13,041
Shareholder servicing fees payable	4,309
Trustees’ fees and expenses payable	863
Accrued expenses and other liabilities	37,915
Total liabilities	17,702,013
Total net assets	$215,381,039
Net assets consist of
Paid-in capital	$343,247,945
Total distributable loss	(127,866,906)
Total net assets	$215,381,039
Computation of net asset value and offering price per share
Net assets–Class A	$21,724,841
Shares outstanding–Class A1	2,408,401
Net asset value per share–Class A	$9.02
Maximum offering price per share – Class A2	$9.20
Net assets–Class R6	$45,627,484
Shares outstanding–Class R6[1]	5,040,685
Net asset value per share–Class R6	$9.05
Net assets–Institutional Class	$148,028,714
Shares outstanding–Institutional Class[1]	16,388,586
Net asset value per share–Institutional Class	$9.03
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 5

Statement of operations—six months ended February 28, 2026 (unaudited)
Statement of operations
Investment income
Interest	$4,621,255
Income from affiliated securities	76,796
Total investment income	4,698,051
Expenses
Management fee	366,974
Administration fees
Class A	16,188
Class C	326 [1]
Class R6	6,422
Administrator Class	623 [2]
Institutional Class	57,407
Shareholder servicing fees
Class A	26,959
Class C	543 [1]
Administrator Class	1,543 [2]
Distribution fee
Class C	1,628 [1]
Custody and accounting fees	4,649
Professional fees	30,116
Registration fees	49,847
Shareholder report expenses	14,069
Trustees’ fees and expenses	3,175
Other fees and expenses	5,306
Total expenses	585,775
Less: Fee waivers and/or expense reimbursements
Fund-level	(85,817)
Class A	(286)
Class R6	(6,422)
Institutional Class	(23,109)
Net expenses	470,141
Net investment income	4,227,910
1 For the period from September 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from September 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short Duration Government Bond Fund

Statement of operations—six months ended February 28, 2026 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$67,955
Futures contracts	(177,354)
Net realized losses on investments	(109,399)
Net change in unrealized gains (losses) on
Unaffiliated securities	1,215,334
Futures contracts	22,714
Net change in unrealized gains (losses) on investments	1,238,048
Net realized and unrealized gains (losses) on investments	1,128,649
Net increase in net assets resulting from operations	$5,356,559
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 7

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2026 (unaudited)		Year ended August 31, 2025
Operations
Net investment income		$4,227,910		$8,635,611
Net realized losses on investments		(109,399)		(373,803)
Net change in unrealized gains (losses) on investments		1,238,048		1,038,716
Net increase in net assets resulting from operations		5,356,559		9,300,524
Distributions to shareholders from
Net investment income and net realized gains
Class A		(401,891)		(875,452)
Class C		(6,852)[1]		(34,841)
Class R6		(882,442)		(1,756,578)
Administrator Class		(26,763)[2]		(766,004)
Institutional Class		(2,918,513)		(5,266,243)
Total distributions to shareholders		(4,236,461)		(8,699,118)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	302,421	2,718,081	198,522	1,771,565
Class C	0 [1]	0 [1]	28,238	252,849
Class R6	716,172	6,461,450	1,659,450	14,888,706
Administrator Class	148 [2]	1,334 [2]	8,655	77,492
Institutional Class	2,524,724	22,713,514	6,490,932	57,953,270
		31,894,379		74,943,882
Reinvestment of distributions
Class A	43,002	386,554	92,944	830,985
Class C	615 [1]	5,528 [1]	3,874	34,572
Class R6	97,534	879,709	189,518	1,700,188
Administrator Class	0 [2]	0 [2]	84,835	760,035
Institutional Class	284,161	2,557,316	489,365	4,380,168
		3,829,107		7,705,948
Payment for shares redeemed
Class A	(336,111)	(3,021,624)	(425,917)	(3,803,167)
Class C	(3,445)[1]	(30,951)[1]	(30,467)	(272,162)
Class R6	(477,261)	(4,305,502)	(831,218)	(7,449,041)
Administrator Class	(2,896)[2]	(26,093)[2]	(127,768)	(1,144,384)
Institutional Class	(2,332,766)	(20,979,231)	(4,958,542)	(44,377,024)
		(28,363,401)		(57,045,778)
1 For the period from September 1, 2025 to November 14, 2025
2 For the period from September 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short Duration Government Bond Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2026 (unaudited)		Year ended August 31, 2025
	Shares		Shares
Share conversions
Class A	114,071	$1,023,466	0	$0
Class C	(113,900)[3]	(1,023,466)[3]	0	0
Administrator Class	(1,940,432)[4]	(17,477,086)[4]	0	0
Institutional Class	1,941,769	17,477,086	0	0
		0		0
Net increase in net assets resulting from capital share transactions		7,360,085		25,604,052
Total increase in net assets		8,480,183		26,205,458
Net assets
Beginning of period		206,900,856		180,695,398
End of period		$215,381,039		$206,900,856
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 9

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.97	$8.95	$8.78	$9.04	$9.71	$9.85
Net investment income	0.17 [1]	0.37 [1]	0.37 [1]	0.22 [1]	0.04 [1]	0.00 [1,2]
Net realized and unrealized gains (losses) on investments	0.05	0.02	0.20	(0.22)	(0.59)	(0.04)
Total from investment operations	0.22	0.39	0.57	0.00	(0.55)	(0.04)
Distributions to shareholders from
Net investment income	(0.17)	(0.37)	(0.40)	(0.26)	(0.12)	(0.10)
Net asset value, end of period	$9.02	$8.97	$8.95	$8.78	$9.04	$9.71
Total return[3]	2.43%	4.49%	6.57%	0.02%	(5.65)%	(0.45)%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.87%	0.86%	0.83%	0.79%	0.79%
Net expenses	0.76%	0.76%	0.77%	0.78%	0.78%	0.78%
Net investment income	3.70%	4.17%	4.17%	2.53%	0.38%	0.01%
Supplemental data
Portfolio turnover rate	127%	187%	200%	350%	367%	294%
Net assets, end of period (000s omitted)	$21,725	$20,504	$21,664	$23,260	$30,817	$67,959

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
10 | Allspring Short Duration Government Bond Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Class R6		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.00	$8.98	$8.81	$9.07	$9.74	$9.89
Net investment income	0.18 [1]	0.41 [1]	0.40 [1]	0.26 [1]	0.09	0.04
Net realized and unrealized gains (losses) on investments	0.05	0.02	0.20	(0.22)	(0.60)	(0.05)
Total from investment operations	0.23	0.43	0.60	0.04	(0.51)	(0.01)
Distributions to shareholders from
Net investment income	(0.18)	(0.41)	(0.43)	(0.30)	(0.16)	(0.14)
Net asset value, end of period	$9.05	$9.00	$8.98	$8.81	$9.07	$9.74
Total return[2]	2.63%	4.89%	6.99%	0.43%	(5.24)%	(0.13)%
Ratios to average net assets (annualized)
Gross expenses	0.48%	0.50%	0.49%	0.45%	0.42%	0.41%
Net expenses	0.37%	0.37%	0.37%	0.37%	0.37%	0.37%
Net investment income	4.09%	4.55%	4.56%	2.95%	0.93%	0.42%
Supplemental data
Portfolio turnover rate	127%	187%	200%	350%	367%	294%
Net assets, end of period (000s omitted)	$45,627	$42,357	$33,122	$36,155	$43,142	$47,471

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short Duration Government Bond Fund | 11

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.98	$8.97	$8.79	$9.06	$9.72	$9.87
Net investment income	0.18 [1]	0.40 [1]	0.40 [1]	0.25 [1]	0.07 [1]	0.04 [1]
Net realized and unrealized gains (losses) on investments	0.05	0.01	0.21	(0.23)	(0.57)	(0.06)
Total from investment operations	0.23	0.41	0.61	0.02	(0.50)	(0.02)
Distributions to shareholders from
Net investment income	(0.18)	(0.40)	(0.43)	(0.29)	(0.16)	(0.13)
Net asset value, end of period	$9.03	$8.98	$8.97	$8.79	$9.06	$9.72
Total return[2]	2.61%	4.73%	7.06%	0.27%	(5.20)%	(0.19)%
Ratios to average net assets (annualized)
Gross expenses	0.53%	0.55%	0.54%	0.49%	0.46%	0.46%
Net expenses	0.42%	0.42%	0.42%	0.42%	0.42%	0.42%
Net investment income	4.04%	4.51%	4.51%	2.81%	0.79%	0.37%
Supplemental data
Portfolio turnover rate	127%	187%	200%	350%	367%	294%
Net assets, end of period (000s omitted)	$148,029	$125,520	$107,137	$137,415	$334,060	$570,276

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short Duration Government Bond Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short Duration Government Bond Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment
Allspring Short Duration Government Bond Fund | 13

Notes to financial statements (unaudited)
histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Interest earned on cash balances held at the custodian is recorded as interest income.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2026, the aggregate cost of all investments for federal income tax purposes was $220,699,490 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$1,506,464
Gross unrealized losses	(577,528)
Net unrealized gains	$928,936
As of August 31, 2025, the Fund had capital loss carryforwards which consisted of $59,364,990 in short-term capital losses and $69,332,685 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
14 | Allspring Short Duration Government Bond Fund

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$169,177,330	$0	$169,177,330
Asset-backed securities	0	10,218,384	0	10,218,384
Non-agency mortgage-backed securities	0	1,545,852	0	1,545,852
U.S. Treasury securities	33,857,922	0	0	33,857,922
Short-term investments
Investment companies	6,784,726	0	0	6,784,726
	40,642,648	180,941,566	0	221,584,214
Futures contracts	113,766	0	0	113,766
Total assets	$40,756,414	$180,941,566	$0	$221,697,980
Liabilities
Futures contracts	$69,554	$0	$0	$69,554
Total liabilities	$69,554	$0	$0	$69,554
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.350%
Next $4 billion	0.325
Next $3 billion	0.290
Next $2 billion	0.265
Over $10 billion	0.255
For the six months ended February 28, 2026, the management fee was equivalent to an annual rate of 0.35% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As
Allspring Short Duration Government Bond Fund | 15

Notes to financial statements (unaudited)
compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Class R6	0.03
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2026  to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 28, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.77%
Class R6	0.37
Institutional Class	0.42
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2026, Allspring Funds Distributor received $17 from the sale of Class A shares and $227 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended February 28, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$287,155,559	$6,389,967	$257,502,947	$7,802,295
16 | Allspring Short Duration Government Bond Fund

Notes to financial statements (unaudited)
6.DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $77,353,943 in long futures contracts and $15,887,452 in short futures contracts during the six months ended February 28, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2026, there were no borrowings by the Fund under the agreement.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no impact of the ASU on the Fund’s financial statements.
Allspring Short Duration Government Bond Fund | 17

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

18 | Allspring Short Duration Government Bond Fund

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

Allspring Short Duration Government Bond Fund | 19

This page is intentionally left blank.

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS0932 02-26

Allspring Short-Term High Income Fund
Long Form Financial Statements
Semi-Annual Report
February 28, 2026

Allspring Short-Term High Income Fund | 1

Portfolio of investments—February 28, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Asset-backed securities: 1.58%
Bain Capital Credit CLO Ltd. Series 2022-3A Class BR (U.S. SOFR 3 Month+1.63%)144A±	5.30%	7-17-2035	$10,000,000	$10,011,700
Flexential Issuer LLC Series 2021-1A Class B144A	3.72	11-27-2051	1,925,000	1,901,487
Jamestown CLO IX Ltd. Series 2016-9A Class A2R3 (U.S. SOFR 3 Month+1.70%)144A±	5.37	7-25-2034	7,700,000	7,703,427
LCM 34 Ltd. Series 34A Class BR (U.S. SOFR 3 Month+1.70%)144A±	5.37	10-20-2034	10,000,000	10,010,730
Wellfleet CLO Ltd. Series 2021-2A Class BR (U.S. SOFR 3 Month+1.75%)144A±	5.42	7-15-2034	10,000,000	10,017,070
Total asset-backed securities (Cost $39,585,098)				39,644,414
Corporate bonds and notes: 76.72%
Basic materials: 3.16%
Chemicals: 2.09%
Celanese U.S. Holdings LLC	6.50	4-15-2030	9,660,000	9,899,220
Celanese U.S. Holdings LLC	6.85	11-15-2028	4,818,000	5,070,569
Chemours Co.	5.38	5-15-2027	14,150,000	14,299,000
Chemours Co.144A	5.75	11-15-2028	11,740,000	11,808,256
SCIH Salt Holdings, Inc.144A	4.88	5-1-2028	11,410,000	11,366,317
				52,443,362
Iron/steel: 1.07%
Cleveland-Cliffs, Inc.144A	6.88	11-1-2029	26,155,000	26,940,042
Communications: 7.21%
Advertising: 0.70%
Clear Channel Outdoor Holdings, Inc.144A	7.13	2-15-2031	13,025,000	13,767,567
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	3,760,000	3,761,181
				17,528,748
Internet: 1.78%
Arches Buyer, Inc.144A	4.25	6-1-2028	12,270,000	11,883,817
Gen Digital, Inc.144A	6.75	9-30-2027	21,650,000	21,814,778
Wayfair LLC144A	7.25	10-31-2029	10,860,000	11,223,180
				44,921,775
Media: 4.07%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	17,655,000	17,616,934
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.13	5-1-2027	12,206,000	12,203,269
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.38	6-1-2029	4,000,000	3,990,484
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.144A	5.88	8-15-2027	17,865,000	17,885,759
Nexstar Media, Inc.144A	5.63	7-15-2027	16,125,000	16,126,516
Paramount Global (U.S. SOFR 3 Month+3.90%)±	6.25	2-28-2057	7,130,000	5,527,889
Sirius XM Radio LLC144A	5.00	8-1-2027	28,930,000	28,912,943
				102,263,794
The accompanying notes are an integral part of these financial statements.
2 | Allspring Short-Term High Income Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Telecommunications: 0.66%
Frontier California, Inc. Series F	6.75%	5-15-2027	$5,650,000	$5,791,250
Viasat, Inc.144A	5.63	4-15-2027	10,950,000	10,929,812
				16,721,062
Consumer, cyclical: 17.72%
Airlines: 0.45%
American Airlines, Inc.144A	7.25	2-15-2028	6,600,000	6,726,518
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	4,590,000	4,596,215
				11,322,733
Apparel: 0.50%
Crocs, Inc.144A	4.25	3-15-2029	12,920,000	12,588,564
Auto manufacturers: 2.40%
Ford Motor Credit Co. LLC	4.13	8-17-2027	8,900,000	8,866,459
Ford Motor Credit Co. LLC	6.80	5-12-2028	8,545,000	8,938,509
Nissan Motor Acceptance Co. LLC144A	2.00	3-9-2026	14,099,000	14,057,359
Nissan Motor Acceptance Co. LLC144A	5.63	9-29-2028	11,315,000	11,387,883
Nissan Motor Acceptance Co. LLC144A	6.95	9-15-2026	12,566,000	12,694,802
Nissan Motor Acceptance Co. LLC144A	7.05	9-15-2028	4,140,000	4,301,918
				60,246,930
Auto parts & equipment: 0.84%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	10,230,000	10,702,053
American Axle & Manufacturing, Inc.	5.00	10-1-2029	8,830,000	8,626,487
ZF North America Capital, Inc.144A	6.88	4-14-2028	1,835,000	1,896,673
				21,225,213
Distribution/wholesale: 0.31%
RB Global Holdings, Inc.144A	7.75	3-15-2031	7,462,000	7,757,980
Entertainment: 5.36%
Churchill Downs, Inc.144A	5.50	4-1-2027	29,540,000	29,554,534
Cinemark USA, Inc.144A	5.25	7-15-2028	26,975,000	26,979,855
Discovery Global Holdings, Inc.	4.05	3-15-2029	39,000,000	38,585,430
Live Nation Entertainment, Inc.144A	6.50	5-15-2027	21,600,000	21,702,384
SeaWorld Parks & Entertainment, Inc.144A	5.25	8-15-2029	13,435,000	13,032,079
Six Flags Entertainment Corp./Canada’s Wonderland Co./Magnum Management Corp.	5.25	7-15-2029	5,000,000	4,809,134
				134,663,416
Home builders: 0.92%
K Hovnanian Enterprises, Inc.144A	8.00	4-1-2031	4,640,000	4,772,157
LGI Homes, Inc.144A	8.75	12-15-2028	8,790,000	9,171,152
Taylor Morrison Communities, Inc.144A	5.75	1-15-2028	2,733,000	2,787,635
Tri Pointe Homes, Inc.	5.70	6-15-2028	6,282,000	6,378,988
				23,109,932
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 3

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Home furnishings: 0.41%
Whirlpool Corp.	6.13%	6-15-2030	$10,305,000	$10,351,249
Housewares: 0.84%
Central Garden & Pet Co.	5.13	2-1-2028	3,000,000	2,996,911
Newell Brands, Inc.144A	8.50	6-1-2028	17,130,000	18,031,062
				21,027,973
Leisure time: 1.01%
NCL Corp. Ltd.144A	5.88	1-15-2031	15,170,000	15,329,740
VOC Escrow Ltd.144A	5.00	2-15-2028	10,130,000	10,121,373
				25,451,113
Retail: 4.68%
Advance Auto Parts, Inc.	1.75	10-1-2027	2,620,000	2,502,089
Advance Auto Parts, Inc.144A	7.00	8-1-2030	20,735,000	21,271,518
Bath & Body Works, Inc.144A	6.63	10-1-2030	8,855,000	9,069,574
Carvana Co.144A	9.00	6-1-2030	11,675,000	12,154,375
Carvana Co.144A	9.00	6-1-2031	10,875,000	11,926,971
FirstCash, Inc.144A	4.63	9-1-2028	19,375,000	19,139,284
Gap, Inc.144A	3.63	10-1-2029	8,750,000	8,323,402
Group 1 Automotive, Inc.144A	6.38	1-15-2030	8,795,000	9,015,640
Kohl’s Corp.144A	10.00	6-1-2030	13,585,000	14,788,930
Lithia Motors, Inc.144A	4.63	12-15-2027	6,710,000	6,694,382
Nordstrom, Inc.	4.38	4-1-2030	3,020,000	2,907,773
				117,793,938
Consumer, non-cyclical: 8.47%
Commercial services: 3.66%
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl144A	4.63	6-1-2028	3,140,000	3,116,553
Block, Inc.	2.75	6-1-2026	1,760,000	1,752,656
CoreCivic, Inc.	8.25	4-15-2029	16,385,000	17,037,877
GEO Group, Inc.	8.63	4-15-2029	34,200,000	35,585,647
GEO Group, Inc.	10.25	4-15-2031	7,305,000	7,843,570
Herc Holdings, Inc.144A	7.00	6-15-2030	15,170,000	15,896,902
Veritiv Operating Co.144A	10.50	11-30-2030	10,180,000	10,892,295
				92,125,500
Cosmetics/Personal Care: 0.67%
Edgewell Personal Care Co.144A	5.50	6-1-2028	16,790,000	16,774,402
Food: 0.43%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC144A	6.50	2-15-2028	10,560,000	10,747,123
Healthcare-services: 2.10%
IQVIA, Inc.144A	5.00	10-15-2026	9,540,000	9,529,673
Molina Healthcare, Inc.144A	4.38	6-15-2028	12,680,000	12,459,189
Star Parent, Inc.144A	9.00	10-1-2030	16,355,000	16,599,753
The accompanying notes are an integral part of these financial statements.
4 | Allspring Short-Term High Income Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
Tenet Healthcare Corp.	4.63%	6-15-2028	$5,575,000	$5,567,364
Tenet Healthcare Corp.	6.13	10-1-2028	8,705,000	8,725,091
				52,881,070
Pharmaceuticals: 1.61%
AdaptHealth LLC144A	4.63	8-1-2029	13,475,000	12,929,063
AdaptHealth LLC144A	6.13	8-1-2028	6,825,000	6,846,233
Organon & Co./Organon Foreign Debt Co-Issuer BV144A	4.13	4-30-2028	20,995,000	20,610,068
				40,385,364
Energy: 12.24%
Energy-alternate sources: 0.59%
TerraForm Power Operating LLC144A	5.00	1-31-2028	14,815,000	14,833,830
Oil & gas: 2.81%
Aethon United BR LP/Aethon United Finance Corp.144A	7.50	10-1-2029	17,990,000	18,925,336
California Resources Corp.144A	8.25	6-15-2029	10,710,000	11,243,454
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	11,115,000	11,194,606
Nabors Industries, Inc.144A	9.13	1-31-2030	11,315,000	11,898,062
SM Energy Co.144A	8.38	7-1-2028	13,075,000	13,513,849
SM Energy Co.144A	8.63	11-1-2030	3,665,000	3,878,846
				70,654,153
Oil & gas services: 1.54%
Bristow Group, Inc.144A	6.88	3-1-2028	14,418,000	14,418,000
Oceaneering International, Inc.	6.00	2-1-2028	21,595,000	21,971,950
USA Compression Partners LP/USA Compression Finance Corp.144A	7.13	3-15-2029	2,400,000	2,479,994
				38,869,944
Pipelines: 7.30%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	5.75	1-15-2028	10,670,000	10,666,150
Buckeye Partners LP144A	6.88	7-1-2029	13,950,000	14,473,502
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50	11-15-2026	2,010,000	2,018,754
Excelerate Energy LP144A	8.00	5-15-2030	19,170,000	20,320,794
Harvest Midstream I LP144A	7.50	9-1-2028	23,330,000	23,589,989
Hess Midstream Operations LP144A	5.88	3-1-2028	25,855,000	26,283,909
Hess Midstream Operations LP144A	6.50	6-1-2029	1,580,000	1,634,918
Kinetik Holdings LP144A	6.63	12-15-2028	28,860,000	29,752,351
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	5.50	1-15-2028	18,445,000	18,427,023
Venture Global LNG, Inc.144A	8.13	6-1-2028	35,435,000	36,359,322
				183,526,712
Financial: 16.13%
Banks: 2.91%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	22,920,000	22,771,368
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 5

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Bank of New York Mellon Corp. Series I (5 Year Treasury Constant Maturity+2.63%)ʊ±	3.75%	12-20-2026	$6,425,000	$6,328,911
Citigroup, Inc. Series T (U.S. SOFR 3 Month+4.78%)ʊ±	6.25	8-15-2026	19,275,000	19,363,896
Citigroup, Inc. Series Z (5 Year Treasury Constant Maturity+3.21%)ʊ±	7.38	5-15-2028	5,297,000	5,525,790
Huntington Bancshares, Inc. Series G (7 Year Treasury Constant Maturity+4.05%)ʊ±	4.45	10-15-2027	19,355,000	19,221,031
				73,210,996
Diversified financial services: 7.77%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	9,535,000	9,529,267
Azorra Finance Ltd.144A	7.75	4-15-2030	15,690,000	16,478,829
Capital One Financial Corp. Series O (U.S. SOFR 3 Month+3.34%)ʊ±	5.50	10-30-2027	13,835,000	13,919,200
Encore Capital Group, Inc.144A	9.25	4-1-2029	10,180,000	10,654,830
Jefferson Capital Holdings LLC144A	6.00	8-15-2026	17,285,000	17,276,012
Jefferson Capital Holdings LLC144A	9.50	2-15-2029	4,535,000	4,778,820
Navient Corp.	4.88	3-15-2028	12,100,000	11,559,664
Navient Corp.	5.00	3-15-2027	11,235,000	11,064,972
OneMain Finance Corp.	5.38	11-15-2029	18,720,000	18,507,704
PRA Group, Inc.144A	8.38	2-1-2028	18,815,000	18,958,646
Rocket Cos., Inc.144A	6.13	8-1-2030	9,410,000	9,654,227
Rocket Cos., Inc.144A	6.50	8-1-2029	7,345,000	7,546,025
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	2.88	10-15-2026	11,865,000	11,719,510
United Wholesale Mortgage LLC144A	5.50	4-15-2029	17,360,000	17,025,524
United Wholesale Mortgage LLC144A	5.75	6-15-2027	16,915,000	16,841,565
				195,514,795
Insurance: 1.16%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer144A	6.75	4-15-2028	17,145,000	17,342,305
AmWINS Group, Inc.144A	6.38	2-15-2029	8,625,000	8,776,912
HUB International Ltd.144A	7.25	6-15-2030	2,970,000	3,063,419
				29,182,636
REITs: 4.29%
Blackstone Mortgage Trust, Inc.144A	3.75	1-15-2027	9,806,000	9,651,088
Brandywine Operating Partnership LP	3.95	11-15-2027	5,180,000	5,077,496
Brandywine Operating Partnership LP	8.88	4-12-2029	5,885,000	6,251,771
Iron Mountain, Inc.144A	5.25	3-15-2028	24,240,000	24,214,167
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.25	2-1-2027	5,000,000	4,964,992
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	4.75	6-15-2029	11,085,000	10,977,440
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer144A	5.88	10-1-2028	19,165,000	19,163,189
The accompanying notes are an integral part of these financial statements.
6 | Allspring Short-Term High Income Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
Starwood Property Trust, Inc.144A	3.63%	7-15-2026	$20,690,000	$20,564,317
XHR LP144A	6.63	5-15-2030	6,645,000	6,890,473
				107,754,933
Industrial: 5.65%
Aerospace/defense: 1.06%
TransDigm, Inc.144A	6.38	3-1-2029	25,950,000	26,655,347
Electrical components & equipment: 1.05%
Energizer Holdings, Inc.144A	4.75	6-15-2028	12,755,000	12,632,998
WESCO Distribution, Inc.144A	6.38	3-15-2029	13,275,000	13,647,085
				26,280,083
Machinery-diversified: 0.72%
Chart Industries, Inc.144A	7.50	1-1-2030	700,000	727,168
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	17,430,000	17,422,925
				18,150,093
Miscellaneous manufacturing: 0.19%
Entegris, Inc.144A	4.38	4-15-2028	4,700,000	4,659,818
Packaging & containers: 1.23%
Berry Global, Inc.144A	4.88	7-15-2026	1,750,000	1,750,324
Clydesdale Acquisition Holdings, Inc.144A	6.63	4-15-2029	13,480,000	13,619,181
Clydesdale Acquisition Holdings, Inc.144A	6.88	1-15-2030	5,625,000	5,711,231
Owens-Brockway Glass Container, Inc.144A	6.63	5-13-2027	9,965,000	9,972,115
				31,052,851
Trucking & leasing: 1.40%
FTAI Aviation Investors LLC144A	5.50	5-1-2028	29,355,000	29,351,933
FTAI Aviation Investors LLC144A	7.88	12-1-2030	5,590,000	5,914,941
				35,266,874
Technology: 2.59%
Semiconductors: 0.03%
ON Semiconductor Corp.144A	3.88	9-1-2028	795,000	778,232
Software: 2.56%
Cloud Software Group, Inc.144A	6.50	3-31-2029	32,035,000	31,415,988
Rocket Software, Inc.144A	9.00	11-28-2028	5,390,000	5,255,301
SS&C Technologies, Inc.144A	5.50	9-30-2027	27,700,000	27,658,342
				64,329,631
Utilities: 3.55%
Electric: 3.55%
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	17,588,000	17,384,234
PG&E Corp.	5.00	7-1-2028	9,950,000	9,923,698
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	5,350,000	5,414,056
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 7

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Electric(continued)
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88%	1-15-2029	$2,405,000	$2,649,035
Vistra Operations Co. LLC144A	5.00	7-31-2027	5,280,000	5,272,386
Vistra Operations Co. LLC144A	5.63	2-15-2027	23,400,000	23,391,873
XPLR Infrastructure Operating Partners LP144A	4.50	9-15-2027	25,280,000	25,171,850
				89,207,132
Total corporate bonds and notes (Cost $1,907,668,457)				1,929,199,343

	Shares
Investment companies: 1.72%
Exchange-traded funds: 1.72%
iShares 0-5 Year High Yield Corporate Bond ETF	497,861	21,288,536
State Street SPDR Bloomberg Short Term High Yield Bond ETF	868,026	21,917,657
Total investment companies (Cost $42,949,939)		43,206,193

			Principal
Loans: 2.46%
Communications: 0.32%
Internet: 0.18%
Cablevision Lightpath LLC (U.S. SOFR 1 Month+3.00%)±	6.66	11-30-2027	$4,510,827	4,504,241
Media: 0.14%
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.00%)±	8.93	8-2-2027	381,753	381,753
DIRECTV Financing LLC (U.S. SOFR 3 Month+5.25%)±	9.18	8-2-2029	3,221,429	3,220,430
				3,602,183
Consumer, cyclical: 0.52%
Airlines: 0.30%
Vista Management Holding, Inc. (U.S. SOFR 3 Month+3.75%)±	7.41	4-1-2031	7,543,800	7,548,553
Auto parts & equipment: 0.22%
Clarios Global LP (U.S. SOFR 1 Month+2.75%)±	6.42	1-28-2032	5,561,062	5,542,544
Consumer, non-cyclical: 0.04%
Healthcare-products: 0.04%
Bausch & Lomb Corp. (U.S. SOFR 1 Month+3.75%)±	7.42	1-15-2031	915,400	914,942
Energy: 0.25%
Pipelines: 0.25%
Prairie Acquiror LP (U.S. SOFR 1 Month+3.25%)±	6.92	8-1-2029	6,229,683	6,231,240
Financial: 0.05%
Insurance: 0.05%
Asurion LLC (U.S. SOFR 1 Month+4.25%)±	8.02	8-19-2028	1,167,161	1,166,064
Industrial: 1.03%
Building materials: 0.63%
Quikrete Holdings, Inc. (U.S. SOFR 1 Month+2.25%)±	5.92	3-19-2029	15,944,278	15,935,987
The accompanying notes are an integral part of these financial statements.
8 | Allspring Short-Term High Income Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Machinery-diversified: 0.40%
TK Elevator U.S. Newco, Inc. (U.S. SOFR 6 Month+2.75%)±	6.38%	4-30-2030	$9,925,187	$9,920,721
Technology: 0.25%
Computers: 0.05%
McAfee Corp. (U.S. SOFR 1 Month+3.00%)±	6.67	3-1-2029	1,652,481	1,433,527
Software: 0.20%
Rocket Software, Inc. (U.S. SOFR 1 Month+3.75%)±	7.42	11-28-2028	5,355,034	4,969,043
Total loans (Cost $62,431,094)				61,769,045
Non-agency mortgage-backed securities: 0.23%
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.27	8-25-2054	5,847,818	5,871,185
Total non-agency mortgage-backed securities (Cost $5,847,817)				5,871,185
Yankee corporate bonds and notes: 11.13%
Basic materials: 0.31%
Mining: 0.31%
Alumina Pty. Ltd.144A	6.13	3-15-2030	7,590,000	7,866,982
Communications: 0.89%
Internet: 0.89%
Rakuten Group, Inc.144A	11.25	2-15-2027	21,325,000	22,455,451
Consumer, cyclical: 4.42%
Airlines: 2.02%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	22,234,000	22,698,971
Latam Airlines Group SA144A	7.63	1-7-2031	13,840,000	14,493,248
Latam Airlines Group SA144A	7.88	4-15-2030	9,555,000	9,960,610
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	7.88	5-1-2027	3,588,000	3,596,808
				50,749,637
Auto manufacturers: 0.25%
Nissan Motor Co. Ltd.144A	4.35	9-17-2027	6,350,000	6,302,802
Auto parts & equipment: 0.47%
Forvia SE144A	8.00	6-15-2030	11,035,000	11,759,746
Leisure time: 1.68%
Carnival Corp.144A	5.13	5-1-2029	10,920,000	11,076,713
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	30,910,000	31,145,800
				42,222,513
Consumer, non-cyclical: 0.86%
Healthcare-products: 0.86%
Bausch & Lomb Corp.144A	8.38	10-1-2028	20,903,000	21,660,734
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 9

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.48%
Oil & gas: 0.13%
Borr IHC Ltd./Borr Finance LLC144A	10.00%	11-15-2028	$3,124,390	$3,254,263
Pipelines: 0.35%
Enbridge, Inc. (5 Year Treasury Constant Maturity+3.71%)±	7.38	1-15-2083	8,422,000	8,716,543
Financial: 1.83%
Banks: 0.39%
Banco Mercantil del Norte SA (5 Year Treasury Constant Maturity+4.64%)144Aʊ±	5.88	1-24-2027	9,880,000	9,867,894
Diversified financial services: 1.44%
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	20,845,000	21,486,025
goeasy Ltd.144A	9.25	12-1-2028	12,040,000	11,912,150
Macquarie AirFinance Holdings Ltd.144A	6.40	3-26-2029	2,650,000	2,794,543
				36,192,718
Industrial: 0.32%
Packaging & containers: 0.32%
Trivium Packaging Finance BV144A	8.25	7-15-2030	7,603,000	8,145,132
Technology: 0.76%
Computers: 0.40%
Seagate Data Storage Technology Pte. Ltd.144A	8.25	12-15-2029	9,615,000	10,145,354
Software: 0.36%
Open Text Corp.144A	3.88	2-15-2028	7,390,000	7,044,462
Open Text Corp.144A	6.90	12-1-2027	1,800,000	1,847,189
				8,891,651
Utilities: 1.26%
Electric: 1.26%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75	1-18-2082	3,035,000	3,010,021
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	28,595,000	28,738,175
				31,748,196
Total yankee corporate bonds and notes (Cost $276,830,679)				279,979,616

		Yield	Shares
Short-term investments: 4.81%
Investment companies: 4.81%
Allspring Government Money Market Fund Select Class♠∞		3.62	121,070,168	121,070,168
Total short-term investments (Cost $121,070,168)				121,070,168
Total investments in securities (Cost $2,456,383,252)	98.65%			2,480,739,964
Other assets and liabilities, net	1.35			33,897,511
Total net assets	100.00%			$2,514,637,475

The accompanying notes are an integral part of these financial statements.
10 | Allspring Short-Term High Income Fund

Portfolio of investments—February 28, 2026 (unaudited)

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
CLO	Collateralized loan obligation
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$113,121,610	$616,485,745	$(608,537,187)	$0	$0	$121,070,168	121,070,168	$1,850,996
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
2-Year U.S. Treasury Notes	1,287	6-30-2026	$269,065,497	$269,334,915	$269,418	$0
Short
5-Year U.S. Treasury Notes	(1,320)	6-30-2026	(144,888,488)	(145,385,625)	0	(497,137)
					$269,418	$(497,137)
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 11

Statement of assets and liabilities—February 28, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $2,335,313,084)	$2,359,669,796
Investments in affiliated securities, at value (cost $121,070,168)	121,070,168
Cash	10,173,295
Cash at broker segregated for futures contracts	2,600,000
Receivable for interest	37,707,315
Receivable for Fund shares sold	3,109,713
Receivable for investments sold	1,193,262
Receivable for daily variation margin on open futures contracts	361,969
Prepaid expenses and other assets	154,843
Total assets	2,536,040,361
Liabilities
Payable for investments purchased	12,619,219
Payable for Fund shares redeemed	6,837,150
Management fee payable	789,530
Dividends payable	472,026
Payable for daily variation margin on open futures contracts	422,812
Administration fees payable	170,307
Shareholder servicing fees payable	39,481
Distribution fee payable	19,019
Accrued expenses and other liabilities	33,342
Total liabilities	21,402,886
Total net assets	$2,514,637,475
Net assets consist of
Paid-in capital	$2,579,625,638
Total distributable loss	(64,988,163)
Total net assets	$2,514,637,475
Computation of net asset value and offering price per share
Net assets–Class A	$169,632,816
Shares outstanding–Class A1	21,489,344
Net asset value per share–Class A	$7.89
Maximum offering price per share – Class A2	$8.13
Net assets–Class C	$31,886,740
Shares outstanding–Class C1	4,038,045
Net asset value per share–Class C	$7.90
Net assets–Institutional Class	$2,313,117,919
Shares outstanding–Institutional Class[1]	293,462,440
Net asset value per share–Institutional Class	$7.88
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/97 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
12 | Allspring Short-Term High Income Fund

Statement of operations—six months ended February 28, 2026 (unaudited)
Statement of operations
Investment income
Interest	$74,714,476
Income from affiliated securities	1,850,996
Dividends	1,114,745
Total investment income	77,680,217
Expenses
Management fee	5,788,490
Administration fees
Class A	123,376
Class C	22,351
Administrator Class	931 [1]
Institutional Class	917,482
Shareholder servicing fees
Class A	205,627
Class C	37,251
Administrator Class	2,324 [1]
Distribution fee
Class C	111,754
Custody and accounting fees	46,227
Professional fees	35,228
Registration fees	95,792
Shareholder report expenses	49,457
Trustees’ fees and expenses	11,234
Other fees and expenses	27,937
Total expenses	7,475,461
Less: Fee waivers and/or expense reimbursements
Fund-level	(830,455)
Class A	(7,887)
Class C	(941)
Net expenses	6,636,178
Net investment income	71,044,039
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	3,853,197
Futures contracts	(485,954)
Net realized gains on investments	3,367,243
Net change in unrealized gains (losses) on
Unaffiliated securities	(6,934,120)
Futures contracts	(545,455)
Net change in unrealized gains (losses) on investments	(7,479,575)
Net realized and unrealized gains (losses) on investments	(4,112,332)
Net increase in net assets resulting from operations	$66,931,707
1 For the period from September 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 13

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2026 (unaudited)		Year ended August 31, 2025
Operations
Net investment income		$71,044,039		$127,296,383
Net realized gains (losses) on investments		3,367,243		(3,474,759)
Net change in unrealized gains (losses) on investments		(7,479,575)		2,170,985
Net increase in net assets resulting from operations		66,931,707		125,992,609
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,532,716)		(8,312,319)
Class C		(709,239)		(1,243,276)
Administrator Class		(54,901)[1]		(1,706,724)
Institutional Class		(66,663,868)		(116,294,631)
Total distributions to shareholders		(71,960,724)		(127,556,950)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,373,940	18,777,055	9,342,691	73,680,187
Class C	858,534	6,793,421	1,373,287	10,825,808
Administrator Class	15,138 [1]	119,891 [1]	453,331	3,566,813
Institutional Class	67,420,607	532,533,399	144,442,963	1,136,393,754
		558,223,766		1,224,466,562
Reinvestment of distributions
Class A	567,820	4,489,583	1,038,124	8,182,262
Class C	89,568	708,480	157,075	1,235,256
Administrator Class	0 [1]	0 [1]	214,676	1,692,232
Institutional Class	8,391,434	66,265,198	14,607,112	114,977,213
		71,463,261		126,086,963
Payment for shares redeemed
Class A	(2,207,016)	(17,459,147)	(5,535,567)	(43,545,965)
Class C	(451,729)	(3,575,209)	(962,452)	(7,585,180)
Administrator Class	(10,668)[1]	(84,378)[1]	(1,532,520)	(12,076,284)
Institutional Class	(71,886,407)	(567,911,772)	(94,963,737)	(745,699,129)
		(589,030,506)		(808,906,558)
Share conversions
Administrator Class	(3,308,677)[2]	(26,208,696)[2]	0	0
Institutional Class	3,312,860	26,208,696	0	0
		0		0
Net increase in net assets resulting from capital share transactions		40,656,521		541,646,967
Total increase in net assets		35,627,504		540,082,626
Net assets
Beginning of period		2,479,009,971		1,938,927,345
End of period		$2,514,637,475		$2,479,009,971
1 For the period from September 1, 2025 to September 12, 2025
2 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
14 | Allspring Short-Term High Income Fund

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.91	$7.92	$7.80	$7.72	$8.25	$8.09
Net investment income	0.21 [1]	0.45 [1]	0.45 [1]	0.40	0.29	0.28
Net realized and unrealized gains (losses) on investments	(0.01)	(0.01)	0.13	0.08	(0.51)	0.18
Total from investment operations	0.20	0.44	0.58	0.48	(0.22)	0.46
Distributions to shareholders from
Net investment income	(0.22)	(0.45)	(0.46)	(0.40)	(0.31)	(0.30)
Net asset value, end of period	$7.89	$7.91	$7.92	$7.80	$7.72	$8.25
Total return[2]	2.50%	5.74%	7.67%	6.33%	(2.73)%	5.73%
Ratios to average net assets (annualized)
Gross expenses	0.88%	0.89%	0.89%	0.90%	0.92%	0.93%
Net expenses	0.80%	0.80%	0.81%	0.81%	0.81%	0.80%
Net investment income	5.41%	5.74%	5.80%	5.08%	3.65%	3.46%
Supplemental data
Portfolio turnover rate	24%	40%	47%	27%	43%	63%
Net assets, end of period (000s omitted)	$169,633	$164,166	$125,978	$112,193	$99,828	$123,375

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 15

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Class C		2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.91	$7.92	$7.81	$7.72	$8.26	$8.09
Net investment income	0.18 [1]	0.39 [1]	0.39 [1]	0.33	0.24	0.24
Net realized and unrealized gains (losses) on investments	(0.00)[2]	(0.01)	0.12	0.10	(0.53)	0.17
Total from investment operations	0.18	0.38	0.51	0.43	(0.29)	0.41
Distributions to shareholders from
Net investment income	(0.19)	(0.39)	(0.40)	(0.34)	(0.25)	(0.24)
Net asset value, end of period	$7.90	$7.91	$7.92	$7.81	$7.72	$8.26
Total return[3]	2.25%	4.94%	6.74%	5.67%	(3.58)%	5.06%
Ratios to average net assets (annualized)
Gross expenses	1.63%	1.65%	1.64%	1.65%	1.67%	1.68%
Net expenses	1.55%	1.56%	1.56%	1.56%	1.56%	1.56%
Net investment income	4.66%	4.98%	5.05%	4.33%	2.88%	2.73%
Supplemental data
Portfolio turnover rate	24%	40%	47%	27%	43%	63%
Net assets, end of period (000s omitted)	$31,887	$28,024	$23,555	$22,345	$19,567	$29,136

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005).
[3]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
16 | Allspring Short-Term High Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$7.90	$7.91	$7.79	$7.71	$8.24	$8.08
Net investment income	0.22 [1]	0.47 [1]	0.48 [1]	0.41	0.32	0.31 [1]
Net realized and unrealized gains (losses) on investments	(0.01)	(0.01)	0.13	0.09	(0.52)	0.17
Total from investment operations	0.21	0.46	0.61	0.50	(0.20)	0.48
Distributions to shareholders from
Net investment income	(0.23)	(0.47)	(0.49)	(0.42)	(0.33)	(0.32)
Net asset value, end of period	$7.88	$7.90	$7.91	$7.79	$7.71	$8.24
Total return[2]	2.66%	6.05%	8.01%	6.66%	(2.44)%	6.06%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.57%	0.57%	0.57%	0.59%	0.60%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.50%	0.50%
Net investment income	5.71%	6.04%	6.11%	5.42%	3.99%	3.78%
Supplemental data
Portfolio turnover rate	24%	40%	47%	27%	43%	63%
Net assets, end of period (000s omitted)	$2,313,118	$2,260,689	$1,756,390	$1,510,599	$984,201	$823,568

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
Allspring Short-Term High Income Fund | 17

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Short-Term High Income Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares became Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market and any unrealized gains or losses are recorded in the Statement of assets and liabilities.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily
18 | Allspring Short-Term High Income Fund

Notes to financial statements (unaudited)
changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2026, the aggregate cost of all investments for federal income tax purposes was $2,457,590,511 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$30,707,973
Gross unrealized losses	(7,786,239)
Net unrealized gains	$22,921,734
As of August 31, 2025, the Fund had capital loss carryforwards which consisted of $23,103,290 in short-term capital losses and $67,332,928 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
Allspring Short-Term High Income Fund | 19

Notes to financial statements (unaudited)
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Asset-backed securities	$0	$39,644,414	$0	$39,644,414
Corporate bonds and notes	0	1,929,199,343	0	1,929,199,343
Investment companies	43,206,193	0	0	43,206,193
Loans	0	61,769,045	0	61,769,045
Non-agency mortgage-backed securities	0	5,871,185	0	5,871,185
Yankee corporate bonds and notes	0	279,979,616	0	279,979,616
Short-term investments
Investment companies	121,070,168	0	0	121,070,168
	164,276,361	2,316,463,603	0	2,480,739,964
Futures contracts	269,418	0	0	269,418
Total assets	$164,545,779	$2,316,463,603	$0	$2,481,009,382
Liabilities
Futures contracts	$497,137	$0	$0	$497,137
Total liabilities	$497,137	$0	$0	$497,137
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
20 | Allspring Short-Term High Income Fund

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.500%
Next $500 million	0.475
Next $2 billion	0.450
Next $2 billion	0.425
Next $5 billion	0.390
Over $10 billion	0.380
For the six months ended February 28, 2026, the management fee was equivalent to an annual rate of 0.46% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2026  to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 28, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.81%
Class C	1.56
Institutional Class	0.50
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2026, Allspring Funds Distributor received $5,693 from the sale of Class A shares and $1,918 and $2,814 in contingent deferred sales charges from redemptions of Class A and Class C shares, respectively.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
Allspring Short-Term High Income Fund | 21

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended February 28, 2026 were $685,818,079 and $568,291,428, respectively.
6.DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $364,741,699 in long futures contracts and $108,860,485 in short futures contracts during the six months ended February 28, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2026, there were no borrowings by the Fund under the agreement.
8.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
10.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
22 | Allspring Short-Term High Income Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Short-Term High Income Fund | 23

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

24 | Allspring Short-Term High Income Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3017 02-26

Allspring Ultra Short-Term Income Fund
Long Form Financial Statements
Semi-Annual Report
February 28, 2026

Allspring Ultra Short-Term Income Fund | 1

Portfolio of investments—February 28, 2026 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 3.76%
FHLMC	4.50%	9-1-2026	$1,545	$1,553
FHLMC	7.00	6-1-2031	80,512	84,435
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average+0.74%)±	4.66	5-25-2044	472,942	472,757
FHLMC STRIPS Series 20 Class F±±	5.16	7-1-2029	46	46
FHLMC Structured Pass-Through Certificates Series T-16 Class A (30 Day Average U.S. SOFR+0.46%)±	4.13	6-25-2029	593,917	579,557
FHLMC Structured Pass-Through Certificates Series T-20 Class A7 (30 Day Average U.S. SOFR+0.41%)±	4.08	12-25-2029	1,299,522	1,266,599
FHLMC Structured Pass-Through Certificates Series T-27 Class A (30 Day Average U.S. SOFR+0.41%)±	4.08	10-25-2030	222,268	222,237
FHLMC Structured Pass-Through Certificates Series T-30 Class A7 (30 Day Average U.S. SOFR+0.35%)±	4.02	12-25-2030	365,355	365,149
FHLMC Structured Pass-Through Certificates Series T-35 Class A (30 Day Average U.S. SOFR+0.39%)±	4.06	9-25-2031	395,324	396,121
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	299,441	360,245
FHLMC Structured Pass-Through Certificates Series T-48 Class 2A±±	4.44	7-25-2033	623,199	599,720
FHLMC Structured Pass-Through Certificates Series T-54 Class 4A±±	4.26	2-25-2043	329,447	322,373
FHLMC Structured Pass-Through Certificates Series T-55 Class 1A1	6.50	3-25-2043	19,275	19,899
FHLMC Structured Pass-Through Certificates Series T-56 Class 3AF (30 Day Average U.S. SOFR+1.11%)±	4.78	5-25-2043	612,004	614,037
FHLMC Structured Pass-Through Certificates Series T-62 Class 1A1 (12 Month Treasury Average+1.20%)±	5.12	10-25-2044	963,119	892,651
FHLMC Structured Pass-Through Certificates Series T-63 Class 1A1 (12 Month Treasury Average+1.20%)±	5.12	2-25-2045	868,362	851,065
FHLMC Structured Pass-Through Certificates Series T-66 Class 2A1±±	4.54	1-25-2036	582,725	571,007
FHLMC Structured Pass-Through Certificates Series T-67 Class 1A1C±±	3.84	3-25-2036	1,507,707	1,469,313
FHLMC Structured Pass-Through Certificates Series T-67 Class 2A1C±±	3.84	3-25-2036	1,459,495	1,389,606
FHLMC (1 Year Treasury Constant Maturity+1.95%)±	6.08	5-1-2035	118,004	119,978
FHLMC (1 Year Treasury Constant Maturity+1.96%)±	5.91	8-1-2033	102,771	103,402
FHLMC (1 Year Treasury Constant Maturity+1.99%)±	5.86	11-1-2034	22,343	22,788
FHLMC (1 Year Treasury Constant Maturity+2.03%)±	5.90	12-1-2035	83,207	84,896
FHLMC (1 Year Treasury Constant Maturity+2.10%)±	5.95	10-1-2037	98,465	100,320
FHLMC (1 Year Treasury Constant Maturity+2.16%)±	5.95	6-1-2033	194,708	198,751
FHLMC (1 Year Treasury Constant Maturity+2.17%)±	6.01	6-1-2036	159,218	165,613
FHLMC (1 Year Treasury Constant Maturity+2.17%)±	6.17	5-1-2037	8,134	8,370
FHLMC (1 Year Treasury Constant Maturity+2.19%)±	6.13	1-1-2037	148,549	152,639
FHLMC (1 Year Treasury Constant Maturity+2.20%)±	6.41	5-1-2035	43,958	45,192
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	5.84	12-1-2033	94,416	96,596
FHLMC (1 Year Treasury Constant Maturity+2.22%)±	6.23	3-1-2035	159,348	165,646
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	5.85	2-1-2034	131,970	135,164
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.23	11-1-2026	5,200	5,192
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.23	6-1-2035	41,152	42,241
The accompanying notes are an integral part of these financial statements.
2 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.48%	4-1-2034	$6,187	$6,331
FHLMC (1 Year Treasury Constant Maturity+2.23%)±	6.48	4-1-2034	31,363	32,148
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.06	4-1-2036	58,957	60,639
FHLMC (1 Year Treasury Constant Maturity+2.24%)±	6.49	3-1-2027	1,080	1,076
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	5.99	1-1-2037	16,835	17,621
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.00	4-1-2038	139,442	143,600
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.07	12-1-2034	58,123	59,705
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.16	10-1-2038	126,416	129,608
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.17	9-1-2038	298,397	308,262
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.20	5-1-2034	19,392	19,961
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.23	11-1-2035	220,473	227,033
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.26	5-1-2038	120,324	123,724
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.31	6-1-2035	16,154	16,814
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.31	4-1-2037	590,933	610,848
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.34	4-1-2038	186,758	192,519
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.38	9-1-2033	30,422	31,309
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	4-1-2032	19,432	19,839
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	4-1-2034	14,965	15,269
FHLMC (1 Year Treasury Constant Maturity+2.25%)±	6.50	5-1-2034	78,724	80,727
FHLMC (1 Year Treasury Constant Maturity+2.27%)±	6.15	11-1-2029	13,241	13,423
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.07	1-1-2035	93,961	96,675
FHLMC (1 Year Treasury Constant Maturity+2.28%)±	6.41	7-1-2034	19,830	19,952
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	6.41	11-1-2027	12,659	12,661
FHLMC (1 Year Treasury Constant Maturity+2.29%)±	6.44	9-1-2033	102,633	105,149
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	5.98	7-1-2031	5,445	5,476
FHLMC (1 Year Treasury Constant Maturity+2.35%)±	6.35	7-1-2038	119,879	124,329
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.08	2-1-2035	76,583	78,829
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.33	1-1-2028	206	208
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.40	4-1-2032	146,642	148,099
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.42	1-1-2028	361	364
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.45	7-1-2027	12,944	12,928
FHLMC (1 Year Treasury Constant Maturity+2.36%)±	6.61	4-1-2038	302,467	314,009
FHLMC (1 Year Treasury Constant Maturity+2.38%)±	6.37	2-1-2034	507,363	518,353
FHLMC (1 Year Treasury Constant Maturity+2.39%)±	6.37	10-1-2033	90,886	91,889
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.35	6-1-2035	69,218	70,503
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.42	7-1-2029	6,186	6,267
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.53	7-1-2031	5,611	5,647
FHLMC (1 Year Treasury Constant Maturity+2.40%)±	6.53	9-1-2031	18,545	18,910
FHLMC (1 Year Treasury Constant Maturity+2.41%)±	6.37	1-1-2037	298,369	309,611
FHLMC (1 Year Treasury Constant Maturity+2.47%)±	6.47	7-1-2034	74,961	77,349
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.10	6-1-2030	6,181	6,213
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.48	6-1-2030	53,611	54,205
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.73	2-1-2030	12,398	12,600
FHLMC (1 Year Treasury Constant Maturity+2.48%)±	6.73	6-1-2030	7,450	7,554
FHLMC (1 Year Treasury Constant Maturity+2.50%)±	6.38	12-1-2032	40,033	41,163
FHLMC (1 Year Treasury Constant Maturity+2.52%)±	5.77	11-1-2029	16,201	16,311
FHLMC (1 Year Treasury Constant Maturity+2.55%)±	6.17	9-1-2029	7,744	7,796
FHLMC (1 Year Treasury Constant Maturity+2.61%)±	5.99	9-1-2030	13,870	14,055
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 3

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC (1 Year Treasury Constant Maturity+2.75%)±	6.76%	5-1-2028	$17,401	$17,559
FHLMC (1 Year Treasury Constant Maturity+2.95%)±	6.95	9-1-2030	3,562	3,587
FHLMC (11th District COFI+1.25%)±	4.17	1-1-2030	1,071	1,052
FHLMC (11th District COFI+1.25%)±	4.17	7-1-2030	26,191	25,697
FHLMC (11th District COFI+1.25%)±	4.79	11-1-2030	3,229	3,175
FHLMC (12 Month Treasury Average+2.46%)±	6.84	10-1-2029	14,729	14,775
FHLMC (3 Year Treasury Constant Maturity+2.40%)±	6.15	5-1-2031	13,106	13,180
FHLMC (3 Year Treasury Constant Maturity+2.44%)±	5.19	5-1-2032	5,800	5,819
FHLMC (3 Year Treasury Constant Maturity+2.91%)±	5.35	6-1-2035	84,470	85,239
FHLMC (5 Year Treasury Constant Maturity+2.13%)±	6.00	8-1-2029	1,910	1,935
FHLMC (5 Year Treasury Constant Maturity+2.44%)±	3.57	8-1-2027	4,361	4,323
FHLMC (RFUCCT1Y+1.51%)±	6.01	2-1-2037	35,809	36,605
FHLMC (RFUCCT1Y+1.61%)±	6.16	7-1-2044	49,132	51,009
FHLMC (RFUCCT1Y+1.62%)±	3.27	2-1-2050	299,831	305,975
FHLMC (RFUCCT1Y+1.62%)±	6.34	7-1-2045	218,215	226,393
FHLMC (RFUCCT1Y+1.67%)±	6.54	8-1-2035	91,217	94,127
FHLMC (RFUCCT1Y+1.72%)±	6.41	5-1-2037	329,187	341,613
FHLMC (RFUCCT1Y+1.73%)±	6.19	1-1-2035	118,316	121,441
FHLMC (RFUCCT1Y+1.74%)±	6.22	12-1-2036	87,516	91,246
FHLMC (RFUCCT1Y+1.75%)±	6.37	1-1-2040	398,452	414,572
FHLMC (RFUCCT1Y+1.75%)±	6.43	6-1-2033	86,070	87,998
FHLMC (RFUCCT1Y+1.75%)±	6.65	5-1-2033	35,358	36,159
FHLMC (RFUCCT1Y+1.75%)±	6.75	4-1-2035	56,654	58,278
FHLMC (RFUCCT1Y+1.76%)±	6.33	9-1-2037	81,612	85,081
FHLMC (RFUCCT1Y+1.77%)±	6.40	6-1-2035	101,496	103,707
FHLMC (RFUCCT1Y+1.77%)±	6.48	10-1-2035	309,987	318,743
FHLMC (RFUCCT1Y+1.77%)±	6.50	8-1-2042	58,724	61,450
FHLMC (RFUCCT1Y+1.77%)±	6.53	10-1-2036	95,620	99,242
FHLMC (RFUCCT1Y+1.78%)±	6.42	9-1-2039	361,049	373,053
FHLMC (RFUCCT1Y+1.78%)±	6.44	11-1-2035	42,712	43,972
FHLMC (RFUCCT1Y+1.80%)±	6.49	8-1-2037	369,561	382,341
FHLMC (RFUCCT1Y+1.81%)±	6.38	9-1-2037	88,980	92,340
FHLMC (RFUCCT1Y+1.81%)±	6.76	4-1-2035	272,492	280,930
FHLMC (RFUCCT1Y+1.83%)±	6.32	5-1-2039	101,386	104,530
FHLMC (RFUCCT1Y+1.85%)±	6.48	7-1-2038	286,217	297,246
FHLMC (RFUCCT1Y+1.86%)±	6.32	9-1-2036	130,921	135,010
FHLMC (RFUCCT1Y+1.88%)±	6.88	4-1-2037	63,871	65,924
FHLMC (RFUCCT1Y+1.91%)±	6.78	3-1-2032	53,949	55,117
FHLMC (RFUCCT1Y+1.92%)±	6.36	4-1-2035	301,394	309,859
FHLMC (RFUCCT1Y+1.93%)±	6.93	4-1-2037	29,715	30,639
FHLMC (RFUCCT1Y+1.99%)±	6.43	7-1-2036	88,373	90,911
FHLMC (RFUCCT1Y+2.07%)±	7.01	3-1-2038	288,403	301,430
FHLMC (RFUCCT6M+1.42%)±	5.54	2-1-2037	493	500
FHLMC (RFUCCT6M+1.69%)±	6.14	1-1-2037	259,795	267,813
FHLMC (RFUCCT6M+1.83%)±	6.13	6-1-2037	108,548	108,839
FHLMC (RFUCCT6M+2.12%)±	6.48	5-1-2037	15,724	15,741
FHLMC Series 2315 Class FW (30 Day Average U.S. SOFR+0.66%)±	4.32	4-15-2027	513	513
FHLMC Series 2391 Class EF (30 Day Average U.S. SOFR+0.61%)±	4.27	6-15-2031	10,825	10,834
The accompanying notes are an integral part of these financial statements.
4 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FHLMC Series 2454 Class SL (30 Day Average U.S. SOFR+7.89%)ƒ±	4.23%	3-15-2032	$25,524	$2,485
FHLMC Series 2461 Class FI (30 Day Average U.S. SOFR+0.61%)±	4.27	4-15-2028	3,912	3,913
FHLMC Series 2464 Class FE (30 Day Average U.S. SOFR+1.11%)±	4.77	3-15-2032	16,636	16,820
FHLMC Series 2466 Class FV (30 Day Average U.S. SOFR+0.66%)±	4.32	3-15-2032	34,182	34,241
FHLMC Series 2538 Class F (30 Day Average U.S. SOFR+0.71%)±	4.37	12-15-2032	78,511	78,729
FHLMC Series 3114 Class FT (30 Day Average U.S. SOFR+0.46%)±	4.12	9-15-2030	45,145	45,059
FHLMC Series 3286 Class FA (30 Day Average U.S. SOFR+0.51%)±	4.17	3-15-2037	31,257	31,042
FHLMC Series 3436 Class A±±	6.21	11-15-2036	111,094	113,897
FHLMC Series 3924 Class MF (30 Day Average U.S. SOFR+0.61%)±	4.27	9-15-2041	388,232	386,261
FHLMC Series 3925 Class FL (30 Day Average U.S. SOFR+0.56%)±	4.22	1-15-2041	6,538	6,536
FHLMC Series 4889 Class CD	3.00	4-15-2049	438,801	401,154
FHLMC Series 4938 Class BF (30 Day Average U.S. SOFR+0.61%)±	4.28	12-25-2049	2,371,851	2,342,985
FNMA	4.50	1-1-2027	2,909	2,922
FNMA	6.50	5-1-2031	14,995	15,633
FNMA	6.50	8-1-2031	93,914	97,375
FNMA	7.50	1-1-2031	2,207	2,217
FNMA	7.50	1-1-2033	16,438	16,537
FNMA	7.50	5-1-2033	21,561	21,639
FNMA	7.50	8-1-2033	21,823	21,964
FNMA	8.00	12-1-2026	955	956
FNMA	8.00	5-1-2033	20,119	20,239
FNMA (1 Year Treasury Constant Maturity+1.50%)±	5.59	8-1-2030	60,616	61,117
FNMA (1 Year Treasury Constant Maturity+1.52%)±	5.52	8-1-2033	157,186	158,805
FNMA (1 Year Treasury Constant Maturity+1.58%)±	5.83	3-1-2034	115,644	116,845
FNMA (1 Year Treasury Constant Maturity+1.66%)±	5.66	7-1-2048	278,409	285,659
FNMA (1 Year Treasury Constant Maturity+1.70%)±	5.32	2-1-2033	59,897	60,568
FNMA (1 Year Treasury Constant Maturity+1.85%)±	5.98	7-1-2038	65,140	66,635
FNMA (1 Year Treasury Constant Maturity+1.88%)±	5.88	8-1-2031	16,614	16,834
FNMA (1 Year Treasury Constant Maturity+1.96%)±	5.96	3-1-2032	8,336	8,441
FNMA (1 Year Treasury Constant Maturity+2.02%)±	5.93	12-1-2034	49,400	50,709
FNMA (1 Year Treasury Constant Maturity+2.03%)±	6.13	12-1-2032	96,722	98,400
FNMA (1 Year Treasury Constant Maturity+2.08%)±	6.15	12-1-2033	55,300	56,085
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.04	4-1-2040	25,629	26,279
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.24	9-1-2036	85,484	87,889
FNMA (1 Year Treasury Constant Maturity+2.10%)±	6.35	7-1-2035	28,790	29,512
FNMA (1 Year Treasury Constant Maturity+2.11%)±	6.20	7-1-2035	34,933	35,835
FNMA (1 Year Treasury Constant Maturity+2.12%)±	6.37	3-1-2031	2,824	2,855
FNMA (1 Year Treasury Constant Maturity+2.13%)±	6.02	5-1-2036	249,891	255,074
FNMA (1 Year Treasury Constant Maturity+2.16%)±	6.36	6-1-2027	6,247	6,266
FNMA (1 Year Treasury Constant Maturity+2.17%)±	5.90	12-1-2039	45,190	45,820
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.17	9-1-2030	1,726	1,725
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.24	9-1-2033	43,657	44,286
FNMA (1 Year Treasury Constant Maturity+2.17%)±	6.42	4-1-2038	3,761	3,890
FNMA (1 Year Treasury Constant Maturity+2.18%)±	5.92	1-1-2036	171,301	172,433
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.08	1-1-2036	47,236	48,648
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.18	6-1-2035	20,276	20,844
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.25	9-1-2035	131,635	135,721
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 5

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.18%)±	6.25%	10-1-2036	$94,878	$98,998
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.13	12-1-2040	1,395,504	1,449,959
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.19	8-1-2033	111,016	113,881
FNMA (1 Year Treasury Constant Maturity+2.19%)±	6.44	3-1-2035	77,018	79,124
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.21	8-1-2035	148,774	153,293
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.30	10-1-2034	337,725	348,719
FNMA (1 Year Treasury Constant Maturity+2.21%)±	6.46	5-1-2037	166,120	171,527
FNMA (1 Year Treasury Constant Maturity+2.22%)±	5.85	8-1-2031	49,988	50,878
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.09	11-1-2031	14,612	14,927
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.13	5-1-2034	56,905	57,966
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.15	12-1-2040	574,714	592,771
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	6-1-2032	23,933	24,466
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	6-1-2034	97,613	100,386
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	6-1-2035	104,827	108,163
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.22	7-1-2035	152,484	157,749
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.33	9-1-2035	465,030	479,462
FNMA (1 Year Treasury Constant Maturity+2.22%)±	6.35	10-1-2034	72,162	74,392
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.24	1-1-2037	90,709	93,080
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.24	7-1-2038	1,337,402	1,395,780
FNMA (1 Year Treasury Constant Maturity+2.23%)±	6.30	7-1-2037	73,901	76,737
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.09	11-1-2038	1,010,471	1,057,229
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.18	4-1-2038	163,556	168,598
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.29	7-1-2028	11	11
FNMA (1 Year Treasury Constant Maturity+2.24%)±	6.42	12-1-2040	44,682	45,503
FNMA (1 Year Treasury Constant Maturity+2.25%)±	6.25	7-1-2029	27,305	27,454
FNMA (1 Year Treasury Constant Maturity+2.26%)±	6.13	11-1-2035	30,734	31,753
FNMA (1 Year Treasury Constant Maturity+2.28%)±	6.40	9-1-2026	1,524	1,524
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.19	1-1-2031	12,257	12,457
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.27	8-1-2036	328,123	341,880
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.32	6-1-2037	421,916	437,368
FNMA (1 Year Treasury Constant Maturity+2.29%)±	6.42	12-1-2030	9,373	9,558
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.30	12-1-2034	48,389	49,864
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.32	5-1-2036	100,484	104,042
FNMA (1 Year Treasury Constant Maturity+2.31%)±	6.41	12-1-2030	40,482	40,899
FNMA (1 Year Treasury Constant Maturity+2.32%)±	6.45	7-1-2028	8,526	8,580
FNMA (1 Year Treasury Constant Maturity+2.32%)±	6.57	4-1-2028	9,829	9,916
FNMA (1 Year Treasury Constant Maturity+2.34%)±	6.11	1-1-2033	1,128	1,129
FNMA (1 Year Treasury Constant Maturity+2.34%)±	6.36	7-1-2030	13,605	13,742
FNMA (1 Year Treasury Constant Maturity+2.35%)±	6.34	9-1-2037	20,286	20,899
FNMA (1 Year Treasury Constant Maturity+2.35%)±	6.60	6-1-2027	4,928	4,952
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.24	11-1-2034	222,497	232,910
FNMA (1 Year Treasury Constant Maturity+2.36%)±	6.48	5-1-2034	38,786	40,023
FNMA (1 Year Treasury Constant Maturity+2.37%)±	6.05	9-1-2030	80,456	81,812
FNMA (1 Year Treasury Constant Maturity+2.38%)±	6.18	5-1-2033	11,872	12,077
FNMA (1 Year Treasury Constant Maturity+2.38%)±	6.42	7-1-2027	9,736	9,785
FNMA (1 Year Treasury Constant Maturity+2.40%)±	6.53	9-1-2033	179,586	185,259
FNMA (1 Year Treasury Constant Maturity+2.41%)±	6.46	5-1-2027	6,639	6,672
FNMA (1 Year Treasury Constant Maturity+2.43%)±	6.55	7-1-2037	498,880	519,833
The accompanying notes are an integral part of these financial statements.
6 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (1 Year Treasury Constant Maturity+2.44%)±	6.13%	5-1-2035	$180,082	$186,807
FNMA (1 Year Treasury Constant Maturity+2.47%)±	6.47	9-1-2028	11,550	11,702
FNMA (1 Year Treasury Constant Maturity+2.48%)±	6.48	5-1-2033	15,234	15,516
FNMA (1 Year Treasury Constant Maturity+2.49%)±	6.49	7-1-2037	63,190	65,841
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.13	6-1-2032	46,319	47,610
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.25	9-1-2030	52,477	53,506
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.38	3-1-2027	561	560
FNMA (1 Year Treasury Constant Maturity+2.50%)±	6.50	10-1-2029	40,170	40,828
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.39	10-1-2028	5,373	5,428
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.84	7-1-2028	10,809	10,932
FNMA (1 Year Treasury Constant Maturity+2.64%)±	6.89	3-1-2030	1,436	1,454
FNMA (1 Year Treasury Constant Maturity+2.72%)±	6.97	5-1-2035	359,315	375,631
FNMA (1 Year Treasury Constant Maturity+2.72%)±	6.97	8-1-2035	76,641	79,963
FNMA (1 Year Treasury Constant Maturity+3.03%)±	7.16	1-1-2029	7,884	8,048
FNMA (11th District COFI+1.25%)±	4.18	4-1-2034	40,638	39,853
FNMA (11th District COFI+1.26%)±	4.19	1-1-2035	54,555	53,225
FNMA (11th District COFI+1.27%)±	4.20	3-1-2033	19,872	19,675
FNMA (11th District COFI+1.28%)±	4.21	9-1-2037	398,965	394,924
FNMA (11th District COFI+1.68%)±	4.50	1-1-2036	55,853	54,869
FNMA (11th District COFI+1.70%)±	4.52	4-1-2030	164	162
FNMA (11th District COFI+1.80%)±	4.63	6-1-2034	18,839	18,528
FNMA (11th District COFI+1.80%)±	4.66	10-1-2027	2,203	2,195
FNMA (11th District COFI+1.83%)±	4.78	5-1-2028	3,643	3,624
FNMA (11th District COFI+1.90%)±	6.45	5-1-2034	6,768	6,876
FNMA (11th District COFI+1.92%)±	4.80	9-1-2030	56,022	55,627
FNMA (11th District COFI+1.93%)±	4.76	12-1-2036	4,312	4,368
FNMA (11th District COFI+1.94%)±	4.81	3-1-2033	72,783	72,165
FNMA (12 Month Treasury Average+1.15%)±	4.64	1-1-2038	897	891
FNMA (12 Month Treasury Average+1.24%)±	5.22	4-1-2042	305,149	306,164
FNMA (12 Month Treasury Average+1.74%)±	5.72	7-1-2035	86,299	87,512
FNMA (12 Month Treasury Average+1.76%)±	5.71	10-1-2035	227,122	231,608
FNMA (12 Month Treasury Average+1.77%)±	5.73	6-1-2035	127,482	129,597
FNMA (12 Month Treasury Average+1.84%)±	5.79	11-1-2035	162,067	165,392
FNMA (12 Month Treasury Average+1.84%)±	5.80	11-1-2035	16,251	16,486
FNMA (12 Month Treasury Average+1.86%)±	5.81	11-1-2035	6,031	6,144
FNMA (12 Month Treasury Average+1.92%)±	5.88	11-1-2035	139,690	141,923
FNMA (12 Month Treasury Average+2.04%)±	6.04	8-1-2045	112,570	116,855
FNMA (12 Month Treasury Average+2.09%)±	6.08	1-1-2035	167,372	171,130
FNMA (12 Month Treasury Average+2.10%)±	6.05	10-1-2035	66,202	67,843
FNMA (12 Month Treasury Average+2.11%)±	6.04	8-1-2035	24,221	24,922
FNMA (12 Month Treasury Average+2.15%)±	6.14	7-1-2035	46,993	47,916
FNMA (12 Month Treasury Average+2.36%)±	6.33	8-1-2040	165,704	168,066
FNMA (12 Month Treasury Average+2.48%)±	6.75	6-1-2040	215,606	218,966
FNMA (3 Year Treasury Constant Maturity+2.15%)±	4.90	8-1-2031	13,523	13,605
FNMA (5 Year Treasury Constant Maturity+1.90%)±	5.40	9-1-2031	28,933	28,857
FNMA (5 Year Treasury Constant Maturity+2.50%)±	6.38	6-1-2028	310	311
FNMA (Federal COFI+2.00%)±	5.88	8-1-2029	8,242	8,254
FNMA (Federal COFI+2.59%)±	6.26	2-1-2029	32,622	32,636
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 7

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT1M+1.17%)±	5.05%	5-1-2029	$15,818	$15,883
FNMA (RFUCCT1Y+1.49%)±	6.17	9-1-2036	110,691	113,403
FNMA (RFUCCT1Y+1.53%)±	6.28	9-1-2035	146,193	151,195
FNMA (RFUCCT1Y+1.55%)±	6.24	1-1-2040	28,516	28,989
FNMA (RFUCCT1Y+1.57%)±	5.95	11-1-2044	30,617	31,614
FNMA (RFUCCT1Y+1.58%)±	6.12	2-1-2044	19,731	20,482
FNMA (RFUCCT1Y+1.58%)±	6.39	9-1-2044	319,116	331,930
FNMA (RFUCCT1Y+1.59%)±	5.90	2-1-2043	115,324	120,035
FNMA (RFUCCT1Y+1.59%)±	6.34	6-1-2044	218,721	227,331
FNMA (RFUCCT1Y+1.59%)±	6.40	8-1-2045	118,289	122,893
FNMA (RFUCCT1Y+1.60%)±	6.10	3-1-2046	443,509	460,226
FNMA (RFUCCT1Y+1.60%)±	6.35	9-1-2037	295,052	303,966
FNMA (RFUCCT1Y+1.62%)±	6.41	6-1-2036	10,613	10,882
FNMA (RFUCCT1Y+1.63%)±	6.56	11-1-2038	65,065	66,891
FNMA (RFUCCT1Y+1.64%)±	6.39	9-1-2042	62,089	64,570
FNMA (RFUCCT1Y+1.67%)±	6.40	7-1-2035	112,695	115,745
FNMA (RFUCCT1Y+1.68%)±	6.23	6-1-2041	403,890	418,789
FNMA (RFUCCT1Y+1.70%)±	6.38	4-1-2034	108,282	112,094
FNMA (RFUCCT1Y+1.72%)±	6.41	6-1-2035	25,212	25,997
FNMA (RFUCCT1Y+1.72%)±	6.46	9-1-2042	46,075	47,984
FNMA (RFUCCT1Y+1.73%)±	6.34	7-1-2043	453,172	472,380
FNMA (RFUCCT1Y+1.73%)±	6.52	2-1-2045	462,931	484,755
FNMA (RFUCCT1Y+1.75%)±	6.00	1-1-2035	73,813	76,133
FNMA (RFUCCT1Y+1.75%)±	6.50	7-1-2035	97,559	100,199
FNMA (RFUCCT1Y+1.75%)±	6.75	4-1-2034	57,316	58,689
FNMA (RFUCCT1Y+1.75%)±	6.75	5-1-2035	136,568	140,572
FNMA (RFUCCT1Y+1.77%)±	6.42	7-1-2044	1,251,765	1,295,931
FNMA (RFUCCT1Y+1.77%)±	6.72	4-1-2033	141,440	144,789
FNMA (RFUCCT1Y+1.79%)±	6.44	1-1-2042	588,162	609,159
FNMA (RFUCCT1Y+1.83%)±	6.33	1-1-2033	20,893	21,324
FNMA (RFUCCT1Y+1.90%)±	6.65	10-1-2034	178,648	184,217
FNMA (RFUCCT1Y+1.93%)±	6.68	9-1-2035	99,395	103,222
FNMA (RFUCCT1Y+1.94%)±	6.63	5-1-2038	146,211	152,223
FNMA (RFUCCT1Y+1.95%)±	6.70	5-1-2037	84,987	87,464
FNMA (RFUCCT6M+1.16%)±	5.50	8-1-2033	2,007	2,020
FNMA (RFUCCT6M+1.18%)±	5.68	8-1-2033	15,117	15,139
FNMA (RFUCCT6M+1.30%)±	5.70	10-1-2037	199,226	202,890
FNMA (RFUCCT6M+1.38%)±	6.00	8-1-2031	63,522	64,042
FNMA (RFUCCT6M+1.38%)±	6.00	10-1-2031	24,933	25,133
FNMA (RFUCCT6M+1.40%)±	5.52	1-1-2032	15,335	15,390
FNMA (RFUCCT6M+1.42%)±	5.79	12-1-2031	73,821	74,567
FNMA (RFUCCT6M+1.51%)±	5.88	11-1-2034	213,645	217,457
FNMA (RFUCCT6M+1.51%)±	5.92	9-1-2037	120,479	124,604
FNMA (RFUCCT6M+1.55%)±	5.74	1-1-2035	195,700	203,273
FNMA (RFUCCT6M+1.55%)±	6.03	3-1-2034	30,150	30,658
FNMA (RFUCCT6M+1.61%)±	5.90	6-1-2037	179,419	183,559
FNMA (RFUCCT6M+1.93%)±	6.18	6-1-2032	37,510	37,959
FNMA (RFUCCT6M+1.96%)±	6.28	1-1-2033	35,574	36,264
The accompanying notes are an integral part of these financial statements.
8 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA (RFUCCT6M+1.98%)±	6.60%	9-1-2033	$32,289	$32,925
FNMA (RFUCCT6M+2.25%)±	6.53	3-1-2034	286,733	290,299
FNMA (RFUCCT6M+2.31%)±	6.68	4-1-2033	113,169	116,229
FNMA (RFUCCT6M+2.36%)±	6.71	5-1-2033	327,448	333,377
FNMA (RFUCCT6M+2.48%)±	6.73	7-1-2033	18,492	19,241
FNMA (RFUCCT6M+2.53%)±	6.70	4-1-2033	99,535	101,084
FNMA (RFUCCT6M+3.35%)±	7.79	12-1-2032	60,023	62,413
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	120,344	120,012
FNMA Series 2001-50 Class BA	7.00	10-25-2041	24,016	24,795
FNMA Series 2001-63 Class FD (30 Day Average U.S. SOFR+0.71%)±	4.37	12-18-2031	13,490	13,515
FNMA Series 2001-81 Class F (30 Day Average U.S. SOFR+0.66%)±	4.33	1-25-2032	10,722	10,741
FNMA Series 2001-T10 Class A2	7.50	12-25-2041	587,383	615,921
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	161,621	175,344
FNMA Series 2001-T12 Class A4±±	5.41	8-25-2041	1,002,322	1,002,128
FNMA Series 2001-T12 Class A2	7.50	8-25-2041	44,846	45,361
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	142,026	146,368
FNMA Series 2001-T8 Class A1	7.50	7-25-2041	35,882	37,025
FNMA Series 2001-W1 Class AV1 (30 Day Average U.S. SOFR+0.35%)±	3.90	8-25-2031	10,397	10,011
FNMA Series 2001-W3 Class A±±	7.00	9-25-2041	132,061	133,474
FNMA Series 2002-5 Class FD (30 Day Average U.S. SOFR+1.01%)±	4.68	2-25-2032	6,353	6,381
FNMA Series 2002-59 Class F (30 Day Average U.S. SOFR+0.51%)±	4.18	9-25-2032	3,220	3,218
FNMA Series 2002-66 Class A3±±	4.58	4-25-2042	2,316,292	2,335,664
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	148,332	164,548
FNMA Series 2002-T12 Class A5±±	5.35	10-25-2041	617,741	634,193
FNMA Series 2002-T12 Class A3	7.50	5-25-2042	573,657	615,552
FNMA Series 2002-T18 Class A5±±	5.15	5-25-2042	1,131,305	1,150,542
FNMA Series 2002-T19 Class A4±±	5.23	3-25-2042	75,624	75,702
FNMA Series 2002-W1 Class 3A±±	3.87	4-25-2042	261,399	257,655
FNMA Series 2002-W4 Class A6±±	5.20	5-25-2042	617,462	615,537
FNMA Series 2003-63 Class A8±±	4.39	1-25-2043	396,722	395,845
FNMA Series 2003-7 Class A2±±	4.66	5-25-2042	227,943	228,929
FNMA Series 2003-T2 Class A1 (30 Day Average U.S. SOFR+0.39%)±	4.09	3-25-2033	364,210	361,340
FNMA Series 2003-W10 Class 2A±±	3.93	6-25-2043	739,392	732,668
FNMA Series 2003-W11 Class A1±±	7.27	6-25-2033	7,580	7,679
FNMA Series 2003-W18 Class 2A±±	5.29	6-25-2043	759,603	765,699
FNMA Series 2003-W2 Class 1A3	7.50	7-25-2042	130,031	137,532
FNMA Series 2003-W3 Class 1A4±±	4.87	8-25-2042	11,419	11,153
FNMA Series 2003-W4 Class 5A±±	4.30	10-25-2042	263,714	264,703
FNMA Series 2003-W6 Class 6A±±	4.84	8-25-2042	244,563	246,718
FNMA Series 2003-W8 Class 4A±±	4.97	11-25-2042	351,657	357,057
FNMA Series 2003-W9 Class A (30 Day Average U.S. SOFR+0.23%)±	3.90	6-25-2033	575,660	552,514
FNMA Series 2004-T1 Class 2A±±	4.27	8-25-2043	509,036	490,399
FNMA Series 2004-T3 Class 2A±±	5.43	8-25-2043	334,817	337,489
FNMA Series 2004-T3 Class 1A3	7.00	2-25-2044	175,403	180,956
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 9

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities(continued)
FNMA Series 2004-W1 Class 3A±±	5.25%	1-25-2043	$21,062	$20,951
FNMA Series 2004-W1 Class 2A2	7.00	12-25-2033	75,007	79,116
FNMA Series 2004-W12 Class 2A±±	5.06	6-25-2044	975,339	955,402
FNMA Series 2004-W15 Class 3A±±	5.25	6-25-2044	1,533,658	1,557,863
FNMA Series 2004-W2 Class 5A	7.50	3-25-2044	14,867	15,472
FNMA Series 2005-W3 Class 3A±±	4.86	4-25-2045	285,091	290,120
FNMA Series 2006-W1 Class 3A±±	5.70	10-25-2045	781,570	813,302
FNMA Series 2007-95 Class A2 (30 Day Average U.S. SOFR+0.36%)±	4.73	8-27-2036	36,628	37,191
FNMA Series 2007-W2 Class 1A1 (30 Day Average U.S. SOFR+0.43%)±	4.10	3-25-2037	144,148	142,850
FNMA Series 2012-47 Class FW (30 Day Average U.S. SOFR+1.81%)±	5.48	5-25-2027	3,726	3,724
FNMA Series 2013-23 Class LF (30 Day Average U.S. SOFR+0.46%)±	4.26	3-25-2043	1,341,314	1,326,067
FNMA Series 2018-47 Class PC	3.50	9-25-2047	81,882	80,514
GNMA	6.50	8-20-2034	89,432	89,283
GNMA	7.00	6-15-2033	113,896	120,219
GNMA (1 Year Treasury Constant Maturity+1.40%)±	5.01	6-20-2058	1,854	1,878
GNMA (1 Year Treasury Constant Maturity+1.50%)±	5.63	1-20-2034	455,278	462,034
GNMA (1 Year Treasury Constant Maturity+2.00%)±	6.13	4-20-2041	19,045	19,488
GNMA (1 Year Treasury Constant Maturity+2.00%)±	6.25	1-20-2041	10,560	10,788
GNMA (RFUCCT1M+0.57%)±	4.55	5-20-2058	5,938	5,950
GNMA Series 2014-44 Class IAƒ	3.50	5-20-2028	130,824	550
Total agency securities (Cost $68,043,531)				68,390,611
Asset-backed securities: 23.65%
Acacia LLC Series 2025-1 Class A144A	5.24	11-15-2037	2,797,829	2,800,185
ACM Auto Trust Series 2025-3A Class A144A	5.01	1-22-2030	5,670,378	5,665,786
Affirm Asset Securitization Trust Series 2024-B Class A144A	4.62	9-15-2029	7,000,000	7,018,317
Aligned Data Centers Issuer LLC Series 2021-1A Class A2144A	1.94	8-15-2046	7,000,000	6,917,458
Ally Auto Receivables Trust Series 2024-2 Class A3	4.14	7-16-2029	3,479,285	3,485,334
Ally Auto Receivables Trust Series 2025-1 Class A3	3.96	3-15-2030	1,910,000	1,919,000
American Credit Acceptance Receivables Trust Series 2024-4 Class B144A	4.80	11-13-2028	4,477,818	4,481,669
AmeriCredit Automobile Receivables Trust Series 2025-1 Class A2A144A	4.22	3-19-2029	4,750,000	4,759,707
Angel Oak Mortgage Trust Series 2025-HB1 Class A1 (30 Day Average U.S. SOFR+1.80%)144A±	5.47	2-25-2055	2,096,811	2,111,096
Angel Oak Mortgage Trust Series 2025-HB2 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.27	12-25-2055	5,100,145	5,135,802
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	2,043,524	1,896,697
AREIT Trust Series 2025-CRE11 Class A (U.S. SOFR 1 Month+1.55%)144A±	5.21	7-25-2043	4,425,000	4,432,884
ARI Fleet Lease Trust Series 2026-A Class A2144A	3.96	11-15-2034	7,550,000	7,567,758
Avant Loans Funding Trust Series 2026-REV1 Class A144A	4.52	5-15-2036	6,500,000	6,503,272
Avtech Equipment Receivables Funding LLC Series 2026-1A Class A144A	4.55	2-15-2033	8,000,000	7,997,537
The accompanying notes are an integral part of these financial statements.
10 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Barings Equipment Finance LLC Series 2025-A Class A2144A	4.64%	10-13-2028	$4,308,216	$4,333,190
BDS LLC Series 2025-FL14 Class A (U.S. SOFR 1 Month+1.28%)144A±	4.95	10-17-2042	6,480,000	6,487,074
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	236,679	235,397
Blue Owl Asset Leasing Trust LLC Series 2024-1A Class A2144A	5.05	3-15-2029	2,280,081	2,288,626
Camber Credit Auto Trust Series 2026-1A Class A144A♦	5.63	12-15-2031	4,560,000	4,560,000
CarMax Auto Owner Trust Series 2023-3 Class A4	5.26	2-15-2029	1,190,000	1,210,105
CarMax Select Receivables Trust Series 2025-B Class A2	4.19	3-15-2029	5,250,000	5,256,740
CarMax Select Receivables Trust Series 2026-A Class A2A	4.03	12-17-2029	10,000,000	10,003,240
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	575,372	574,139
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	1,296,724	1,255,735
Dell Equipment Finance Trust Series 2025-1 Class A2144A	4.68	7-22-2027	1,937,435	1,942,708
ECMC Group Student Loan Trust Series 2018-2A Class A (30 Day Average U.S. SOFR+0.91%)144A±	4.58	9-25-2068	94,779	94,276
ECMC Group Student Loan Trust Series 2020-2A Class A (30 Day Average U.S. SOFR+1.26%)144A±	4.93	11-25-2069	3,121,110	3,142,546
Enterprise Fleet Financing LLC Series 2025-4 Class A2144A	4.05	8-20-2028	4,500,000	4,512,272
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (U.S. SOFR 1 Month+1.24%)±	4.90	9-25-2033	77,718	78,021
Exeter Automobile Receivables Trust Series 2021-3A Class D	1.55	6-15-2027	519,768	517,689
FCCU Auto Receivables Trust Series 2026-1A Class A3144A	4.01	4-15-2031	9,750,000	9,767,459
First Investors Auto Owner Trust Series 2023-1A Class A144A	6.44	10-16-2028	231,768	233,380
Flagship Credit Auto Trust Series 2020-3 Class E144A	4.98	12-15-2027	3,274,568	3,275,439
Flagship Credit Auto Trust Series 2024-1 Class A3144A	5.48	10-16-2028	5,000,000	5,018,233
FREED ABS Trust Series 2022-3FP Class D144A	7.36	8-20-2029	417,602	418,983
GLS Auto Receivables Issuer Trust Series 2024-2A Class D144A	6.19	2-15-2030	5,000,000	5,164,988
GLS Auto Receivables Issuer Trust Series 2026-1A Class A3144A	3.97	11-15-2029	3,750,000	3,752,677
Gracie Point International Funding LLC Series 2025-1A Class A (30 Day Average U.S. SOFR+1.50%)144A±	5.18	8-15-2028	7,000,000	7,009,460
Hyundai Auto Lease Securitization Trust Series 2026-A Class A3144A	3.97	12-15-2028	8,100,000	8,134,418
Hyundai Auto Receivables Trust Series 2026-A Class A3	3.79	2-18-2031	8,465,000	8,486,807
Imprint Payments Credit Card Master Trust Series 2025-A Class A144A	4.84	9-15-2029	6,350,000	6,368,445
John Deere Owner Trust Series 2023-C Class A4	5.39	8-15-2030	2,327,000	2,367,721
Lendbuzz Securitization Trust Series 2024-3A Class A2144A	4.97	10-15-2029	3,277,339	3,279,731
Lendbuzz Securitization Trust Series 2026-1A Class A2144A	4.68	7-15-2030	10,000,000	10,012,290
Lendmark Funding Trust Series 2024-2A Class A144A	4.47	2-21-2034	4,620,000	4,638,779
M&T Bank Auto Receivables Trust Series 2024-1A Class A3144A	5.22	2-17-2032	3,301,781	3,337,487
Mercedes-Benz Auto Lease Trust Series 2026-A Class A3	3.93	1-15-2030	6,750,000	6,776,575
MF1 Ltd. Series 2021-FL7 Class A (U.S. SOFR 1 Month+1.19%)144A±	4.86	10-16-2036	2,906,511	2,904,793
MF1 Ltd. Series 2022-FL8 Class A (U.S. SOFR 1 Month+1.35%)144A±	5.02	2-19-2037	4,967,721	4,966,087
Mission Lane Credit Card Master Trust Series 2024-B Class A144A	5.88	1-15-2030	6,280,000	6,309,944
MNR ABS Issuer I LLC‡	8.12	12-15-2038	1,363,562	1,390,833
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	696,536	636,165
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 11

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Navient Student Loan Trust Series 2017-3A Class A3 (30 Day Average U.S. SOFR+1.16%)144A±	4.83%	7-26-2066	$3,708,070	$3,758,402
Neighborly Issuer LLC Series 2023-1A Class A2144A	7.31	1-30-2053	6,790,000	6,867,427
NextGear Floorplan Master Owner Trust Series 2024-1A Class A2144A	5.12	3-15-2029	8,960,000	9,081,989
Nissan Auto Receivables Owner Trust Series 2025-B Class A2A	4.00	7-17-2028	9,725,000	9,740,021
NMEF Funding LLC Series 2024-A Class A2144A	5.15	12-15-2031	6,991,164	7,034,658
NMEF Funding LLC Series 2026-A Class A3144A	4.20	2-15-2034	6,170,000	6,194,091
Octane Receivables Trust Series 2025-RVM1 Class A144A	4.48	12-20-2046	7,441,182	7,475,705
OneMain Financial Issuance Trust Series 2021-1A Class A1144A	1.55	6-16-2036	13,300,000	12,995,782
OneMain Financial Issuance Trust Series 2023-2A Class A2 (30 Day Average U.S. SOFR+1.50%)144A±	5.16	9-15-2036	5,120,000	5,158,692
Oportun Issuance Trust Series 2025-C Class B144A	4.93	7-8-2033	4,364,000	4,374,884
OWN Equipment Fund III LLC Series 2025-2M Class A144A	5.42	3-27-2034	3,564,107	3,612,392
Pagaya AI Debt Grantor Trust Series 2025-6 Class B144A	4.88	4-15-2033	2,944,729	2,941,670
Pagaya AI Debt Grantor Trust Series 2025-7 Class A2144A	4.53	5-15-2033	12,148,000	12,162,098
Pagaya AI Debt Grantor Trust Series 2026-1 Class A2144A	4.74	9-15-2033	3,975,000	3,978,316
Pagaya AI Debt Trust Series 2025-4 Class A2144A	5.37	1-17-2033	5,584,801	5,625,090
PFS Financing Corp. Series 2024-B Class A144A	4.95	2-15-2029	6,031,000	6,089,794
PFS Financing Corp. Series 2025-D Class A144A	4.47	5-15-2030	7,000,000	7,084,909
PFS Financing Corp. Series 2025-E Class A (30 Day Average U.S. SOFR+0.70%)144A±	4.36	7-15-2029	575,000	575,403
Prestige Auto Receivables Trust Series 2024-2A Class B144A	4.56	2-15-2029	3,255,000	3,253,419
Qdoba Funding LLC Series 2023-1A Class A2144A	8.50	9-14-2053	6,982,500	7,308,539
RCKT Mortgage Trust Series 2023-CES3 Class A1B144A±±	7.46	11-25-2043	1,642,548	1,663,005
RFS Asset Securitization II LLC Series 2024-1 Class A144A	6.55	7-15-2031	4,190,000	4,260,389
Santander Drive Auto Receivables Trust Series 2026-1 Class B	4.07	4-15-2032	16,000,000	16,049,750
SBNA Auto Lease Trust Series 2025-A Class A3144A	4.83	4-20-2028	1,500,000	1,507,180
SLM Private Education Loan Trust Series 2010-C Class A5 (U.S. SOFR 1 Month+4.86%)144A±	8.52	10-15-2041	2,088,926	2,192,930
SLM Student Loan Trust Series 2003-10A Class A4 (90 Day Average U.S. SOFR+0.93%)144A±	5.06	12-17-2068	8,908,350	8,872,527
SLM Student Loan Trust Series 2013-1 Class A3 (30 Day Average U.S. SOFR+0.66%)±	4.33	5-26-2055	2,215,673	2,201,840
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97	9-25-2037	1,067,853	1,013,002
Stellantis Financial Underwritten Enhanced Lease Trust Series 2025-CA Class A2144A	4.06	6-20-2028	3,500,000	3,508,135
Synchrony Card Funding LLC Series 2025-A2 Class A	4.49	5-15-2031	3,625,000	3,683,615
TCI-Symphony CLO Ltd. Series 2016-1A Class AR2 (U.S. SOFR 3 Month+1.28%)144A±	4.93	10-13-2032	1,499,972	1,502,833
Tesla Lease Electric Vehicle Securitization LLC Series 2025-A Class A3144A	4.27	11-20-2028	7,130,000	7,176,027
Towd Point Mortgage Trust Series 2025-FIX1 Class A1144A±±	4.97	9-25-2065	5,494,044	5,520,835
TRTX Issuer Ltd. Series 2022-FL5 Class A (U.S. SOFR 1 Month+1.65%)144A±	5.31	2-15-2039	7,643,913	7,616,849
TRTX Issuer Ltd. Series 2025-FL6 Class A (U.S. SOFR 1 Month+1.54%)144A±	5.20	9-18-2042	5,100,000	5,106,710
Truist Bank Auto Credit-Linked Notes Series 2025-1 Class B144A	4.73	9-26-2033	4,265,333	4,289,252
U.S. Bank NA Series 2023-1 Class B144A	6.79	8-25-2032	453,505	457,993
The accompanying notes are an integral part of these financial statements.
12 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities(continued)
Wheels Fleet Lease Funding 1 LLC Series 2024-2A Class A1144A	4.87%	6-21-2039	$1,387,796	$1,402,088
World Omni Auto Receivables Trust Series 2025-D Class A3	3.95	3-17-2031	3,300,000	3,317,521
Total asset-backed securities (Cost $429,209,840)				430,090,716
Corporate bonds and notes: 30.16%
Basic materials: 0.37%
Chemicals: 0.37%
Syensqo Finance America LLC144A	5.65	6-4-2029	6,500,000	6,751,690
Communications: 0.77%
Internet: 0.18%
Alphabet, Inc.	3.70	2-15-2029	3,300,000	3,303,194
Media: 0.20%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	3,500,000	3,492,454
Telecommunications: 0.39%
Frontier California, Inc. Series F	6.75	5-15-2027	3,405,000	3,490,125
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	5.15	3-20-2028	3,613,500	3,638,529
				7,128,654
Consumer, cyclical: 4.34%
Airlines: 0.60%
Alaska Airlines Pass-Through Trust Series 2020-1 Class A144A	4.80	8-15-2027	3,204,414	3,230,608
American Airlines Pass-Through Trust Series 2015-1 Class A	3.38	5-1-2027	4,740,858	4,687,704
Delta Air Lines, Inc.	4.95	7-10-2028	2,925,000	2,973,622
				10,891,934
Auto manufacturers: 2.80%
BMW U.S. Capital LLC144A	4.15	8-11-2027	5,000,000	5,022,461
BMW U.S. Capital LLC144A	4.65	8-13-2026	6,505,000	6,525,646
Daimler Truck Finance North America LLC144A	4.30	8-12-2027	3,075,000	3,093,426
Daimler Truck Finance North America LLC144A	4.95	1-13-2028	6,305,000	6,412,817
Ford Motor Credit Co. LLC	4.97	4-6-2029	3,000,000	3,019,132
Ford Motor Credit Co. LLC	5.13	11-5-2026	6,000,000	6,034,634
General Motors Financial Co., Inc.	5.35	7-15-2027	2,185,000	2,222,788
General Motors Financial Co., Inc.	5.40	4-6-2026	5,000,000	5,005,387
Hyundai Capital America144A	5.25	1-8-2027	7,000,000	7,075,424
Volkswagen Group of America Finance LLC144A	4.90	8-14-2026	6,505,000	6,526,113
				50,937,828
Entertainment: 0.11%
Discovery Global Holdings, Inc.	3.76	3-15-2027	1,896,000	1,890,104
Lodging: 0.28%
Las Vegas Sands Corp.	5.90	6-1-2027	5,000,000	5,087,459
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 13

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail: 0.55%
Lowe’s Cos., Inc.	3.95%	10-15-2027	$10,000,000	$10,030,025
Consumer, non-cyclical: 4.38%
Agriculture: 0.39%
Philip Morris International, Inc.	4.75	2-12-2027	7,000,000	7,063,943
Commercial services: 1.37%
Ashtead Capital, Inc.144A	1.50	8-12-2026	2,628,000	2,593,785
Ashtead Capital, Inc.144A	4.38	8-15-2027	2,850,000	2,845,008
Global Payments, Inc.	4.50	11-15-2028	6,600,000	6,615,180
Global Payments, Inc.	4.80	4-1-2026	6,305,000	6,307,402
Quanta Services, Inc.	4.75	8-9-2027	6,505,000	6,575,722
				24,937,097
Cosmetics/Personal Care: 0.24%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC144A	4.75	1-15-2029	4,500,000	4,425,992
Food: 0.28%
Mars, Inc.144A	4.45	3-1-2027	5,000,000	5,040,884
Healthcare-products: 0.55%
Abbott Laboratories%%	3.70	3-9-2029	5,000,000	4,999,708
Medline Borrower LP144A	3.88	4-1-2029	5,000,000	4,917,557
				9,917,265
Healthcare-services: 0.17%
UnitedHealth Group, Inc.	4.40	6-15-2028	3,000,000	3,037,430
Pharmaceuticals: 1.38%
AbbVie, Inc.%%	3.78	3-3-2028	6,750,000	6,758,935
Bayer U.S. Finance LLC144A	6.13	11-21-2026	2,500,000	2,532,376
Cencora, Inc.	3.95	2-13-2029	6,500,000	6,502,759
Cencora, Inc.	4.63	12-15-2027	3,140,000	3,179,270
EMD Finance LLC144A	4.13	8-15-2028	3,180,000	3,195,648
Pfizer, Inc.	3.88	11-15-2027	3,000,000	3,014,441
				25,183,429
Energy: 0.41%
Oil & gas: 0.38%
ConocoPhillips Co.	4.40	7-15-2027	6,805,000	6,855,995
Oil & gas services: 0.03%
Cal Dive I-Title XI, Inc.	4.93	2-1-2027	622,529	622,095
Financial: 11.08%
Banks: 5.61%
Bank of America Corp. (U.S. SOFR+0.83%)±	4.98	1-24-2029	5,000,000	5,089,330
Bank of America Corp. (U.S. SOFR+1.11%)±	4.62	5-9-2029	7,000,000	7,099,352
Bank of New York Mellon (U.S. SOFR+1.14%)±	4.73	4-20-2029	4,740,000	4,820,864
The accompanying notes are an integral part of these financial statements.
14 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks(continued)
Citibank NA	4.58%	5-29-2027	$5,000,000	$5,043,954
Citigroup, Inc. (U.S. SOFR+0.87%)±	4.79	3-4-2029	5,000,000	5,075,155
Fifth Third Bank NA (U.S. SOFR+0.81%)±	4.97	1-28-2028	3,000,000	3,025,657
Goldman Sachs Group, Inc. (U.S. SOFR+0.90%)±	4.15	10-21-2029	7,000,000	7,002,194
Goldman Sachs Group, Inc. (U.S. SOFR 3 Month+1.56%)±	4.22	5-1-2029	8,160,000	8,184,133
HSBC USA, Inc.	4.65	6-3-2028	5,600,000	5,694,421
JPMorgan Chase & Co. (U.S. SOFR+0.86%)±	4.51	10-22-2028	2,000,000	2,017,579
JPMorgan Chase & Co. (U.S. SOFR 3 Month+1.38%)±	4.01	4-23-2029	7,650,000	7,649,502
Morgan Stanley Bank NA (U.S. SOFR+0.87%)±	5.50	5-26-2028	3,600,000	3,664,582
Morgan Stanley Bank NA (U.S. SOFR+0.91%)±	5.02	1-12-2029	5,000,000	5,096,328
Morgan Stanley (U.S. SOFR+1.38%)±	4.99	4-12-2029	7,735,000	7,875,964
National Securities Clearing Corp.144A	4.35	5-20-2027	5,000,000	5,038,964
PNC Financial Services Group, Inc. (U.S. SOFR+0.61%)±	4.08	1-26-2029	3,150,000	3,159,446
U.S. Bancorp (U.S. SOFR+1.88%)±	6.79	10-26-2027	7,000,000	7,131,149
Wells Fargo & Co. (U.S. SOFR+1.37%)±	4.97	4-23-2029	6,180,000	6,300,606
Wells Fargo & Co. Series W (U.S. SOFR+0.78%)±	4.90	1-24-2028	3,000,000	3,023,663
				101,992,843
Diversified financial services: 1.23%
Atlas Warehouse Lending Co. LP144A	4.63	11-15-2028	5,000,000	5,000,115
Citadel Finance LLC144A	3.38	3-9-2026	3,000,000	2,999,240
Citadel Finance LLC144A	4.75	2-14-2029	7,000,000	6,966,995
Equitable America Global Funding144A	4.30	12-15-2028	5,200,000	5,226,347
Western Union Co.%%	4.75	6-15-2029	2,190,000	2,195,072
				22,387,769
Insurance: 1.96%
Brown & Brown, Inc.	4.70	6-23-2028	3,000,000	3,028,370
Corebridge Global Funding144A	4.25	8-21-2028	3,210,000	3,219,935
Lincoln Financial Global Funding144A	4.20	1-12-2029	5,500,000	5,485,107
Metropolitan Life Global Funding I144A	5.05	6-11-2027	5,000,000	5,078,903
Northwestern Mutual Global Funding144A	4.13	8-25-2028	5,000,000	5,033,125
RGA Global Funding144A	4.35	8-25-2028	7,000,000	7,035,489
SiriusPoint Ltd.	7.00	4-5-2029	6,500,000	6,835,423
				35,716,352
Investment Companies: 1.12%
Ares Capital Corp. BDC	2.15	7-15-2026	5,000,000	4,953,308
Ares Strategic Income Fund BDC144A	4.85	1-15-2029	3,800,000	3,740,605
Blackstone Secured Lending Fund BDC	2.13	2-15-2027	790,000	769,747
Blackstone Secured Lending Fund BDC	2.75	9-16-2026	2,891,000	2,858,943
Blue Owl Capital Corp. BDC	2.63	1-15-2027	5,270,000	5,137,000
HPS Corporate Lending Fund BDC144A	4.90	9-11-2028	3,000,000	2,959,862
				20,419,465
REITs: 1.16%
American Tower Trust #1144A	5.49	3-15-2028	1,670,000	1,702,483
EPR Properties	4.75	12-15-2026	3,000,000	3,009,046
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 15

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
REITs(continued)
SBA Tower Trust144A	6.60%	1-15-2028	$5,099,000	$5,204,866
Tanger Properties LP	3.13	9-1-2026	6,975,000	6,934,425
WEA Finance LLC144A	4.13	9-20-2028	4,185,000	4,168,877
				21,019,697
Industrial: 2.34%
Aerospace/defense: 0.56%
Boeing Co.	6.26	5-1-2027	5,000,000	5,122,189
Howmet Aerospace, Inc.%%	3.75	3-3-2028	5,000,000	4,994,266
				10,116,455
Electrical components & equipment: 0.28%
Molex Electronic Technologies LLC144A	4.75	4-30-2028	5,000,000	5,068,106
Electronics: 0.25%
Jabil, Inc.	4.20	2-1-2029	4,500,000	4,508,413
Engineering & construction: 0.03%
MasTec, Inc.144A	4.50	8-15-2028	600,000	599,747
Miscellaneous manufacturing: 0.28%
Entegris, Inc.144A	4.75	4-15-2029	5,000,000	5,004,155
Packaging & containers: 0.39%
Amcor Flexibles North America, Inc.	4.80	3-17-2028	7,000,000	7,129,103
Trucking & leasing: 0.55%
GATX Corp.	5.40	3-15-2027	5,000,000	5,070,543
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	5.75	5-24-2026	5,000,000	5,011,826
				10,082,369
Technology: 2.36%
Computers: 0.98%
Dell International LLC/EMC Corp.	4.15	2-15-2029	5,000,000	5,017,895
Hewlett Packard Enterprise Co.	4.45	9-25-2026	7,000,000	7,020,625
Kyndryl Holdings, Inc.	2.05	10-15-2026	5,919,000	5,827,630
				17,866,150
Semiconductors: 0.30%
Intel Corp.	3.75	8-5-2027	5,407,000	5,389,443
Software: 1.08%
Cadence Design Systems, Inc.	4.20	9-10-2027	3,000,000	3,014,653
Oracle Corp.	2.80	4-1-2027	5,000,000	4,926,415
Oracle Corp.	4.55	2-4-2029	6,750,000	6,762,810
Synopsys, Inc.	4.55	4-1-2027	5,000,000	5,037,328
				19,741,206
The accompanying notes are an integral part of these financial statements.
16 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 4.11%
Electric: 4.11%
Alliant Energy Finance LLC144A	5.40%	6-6-2027	$5,610,000	$5,682,784
Centerpoint Energy Restoration Bond Co. III LLC Series A-1	3.90	12-15-2030	20,000,000	20,032,400
Dominion Energy, Inc.	4.60	5-15-2028	5,000,000	5,072,004
Emera U.S. Finance LP	3.55	6-15-2026	4,695,000	4,685,487
National Rural Utilities Cooperative Finance Corp.	4.75	2-7-2028	5,000,000	5,085,249
NextEra Energy Capital Holdings, Inc.	4.69	9-1-2027	7,000,000	7,079,378
Pacific Gas & Electric Co.	6.10	1-15-2029	5,000,000	5,251,201
PacifiCorp	4.25	3-15-2029	3,500,000	3,523,696
Southern California Edison Co.	5.15	6-1-2029	4,805,000	4,942,966
Southern California Edison Co.	5.35	3-1-2026	5,000,000	5,000,000
Vistra Operations Co. LLC144A	3.70	1-30-2027	6,195,000	6,166,379
Vistra Operations Co. LLC144A	4.30	10-15-2028	2,175,000	2,177,242
				74,698,786
Total corporate bonds and notes (Cost $544,638,642)				548,337,531

	Shares
Investment companies: 8.77%
Exchange-traded funds: 8.77%
iShares 0-5 Year High Yield Corporate Bond ETF	431,613	18,455,772
JPMorgan Limited Duration Bond ETF	875,285	46,171,284
State Street SPDR Portfolio Short Term Corporate Bond ETF	991,735	30,069,405
Vanguard Short-Term Corporate Bond ETF	250,909	20,122,902
Vanguard Ultra Short Bond ETF	892,730	44,645,427
Total investment companies (Cost $159,908,168)		159,464,790

			Principal
Municipal obligations: 0.05%
Indiana: 0.05%
Education revenue: 0.05%
Indiana Secondary Market for Education Loans, Inc. (U.S. SOFR 1 Month+0.80%)±	4.59	2-25-2044	$883,653	884,041
Total municipal obligations (Cost $876,576)				884,041
Non-agency mortgage-backed securities: 8.08%
1345 Trust Series 2025-AOA Class A (U.S. SOFR 1 Month+1.60%)144A±	5.26	6-15-2042	3,000,000	3,006,297
A&D Mortgage Trust Series 2024-NQM5 Class A1144A	5.70	11-25-2069	3,459,260	3,488,730
A&D Mortgage Trust Series 2026-NQM1 Class A1144A±±	4.91	2-25-2071	2,265,942	2,269,977
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	279,645	271,769
Angel Oak Mortgage Trust Series 2020-5 Class A2144A±±	1.58	5-25-2065	220,892	214,421
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	1,167,102	1,125,378
Angel Oak Mortgage Trust Series 2024-8 Class A1144A±±	5.34	5-27-2069	664,307	668,127
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	226,004	223,305
BRAVO Residential Funding Trust Series 2023-NQM1 Class A1144A±±	5.76	1-25-2063	670,682	668,710
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 17

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A±±	2.88%	7-25-2049	$322,467	$318,276
BX Commercial Mortgage Trust Series 2026-CSMO Class A (U.S. SOFR 1 Month+1.40%)144A±	5.07	2-15-2042	4,000,000	4,000,000
BX Trust Series 2025-VLT6 Class B (U.S. SOFR 1 Month+1.89%)144A±	5.55	3-15-2042	5,005,000	4,989,359
BX Trust Series 2025-VOLT Class B (U.S. SOFR 1 Month+2.10%)144A±	5.76	12-15-2044	4,950,000	4,959,260
CFCRE Commercial Mortgage Trust Series 2016-C4 Class A4	3.28	5-10-2058	550,147	548,777
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	5.68	6-19-2031	28,558	28,286
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1±±	5.75	6-19-2031	46,976	46,674
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	4.76	3-25-2067	8,957,338	8,936,232
COLT Mortgage Loan Trust Series 2021-HX1 Class A1144A±±	1.11	10-25-2066	8,438,234	7,426,197
COLT Pass-Through Certificates Series 2021-1R Class A1144A±±	0.86	5-25-2065	1,476,732	1,361,658
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14	8-15-2051	527,532	526,224
CSMC Trust Series 2020-AFC1 Class A3144A±±	3.51	2-25-2050	908,320	877,431
CSMC Trust Series 2021-NQM2 Class A1144A±±	1.18	2-25-2066	2,845,164	2,586,465
CSMC Trust Series 2022-NQM1 Class A1144A±±	3.27	11-25-2066	5,003,353	4,666,950
Ellington Financial Mortgage Trust Series 2021-1 Class A1144A±±	0.80	2-25-2066	457,644	406,415
Finance of America Structured Securities Trust Series 2022-S6 Class A1144A	3.00	7-25-2061	3,619,750	3,657,983
Finance of America Structured Securities Trust Series 2025-S1 Class A1144A	3.50	2-25-2075	3,906,273	3,812,281
FS Trust Series 2026-ORL Class B (U.S. SOFR 1 Month+1.55%)144A±	5.22	2-15-2041	1,521,000	1,521,000
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	9,725,486	9,144,525
GS Mortgage Securities Corp. Trust Series 2018-LUAU Class A (U.S. SOFR 1 Month+1.30%)144A±	4.96	11-15-2032	2,660,721	2,640,766
GS Mortgage-Backed Securities Trust Series 2020-NQM1 Class A1144A±±	1.38	9-27-2060	525,007	503,045
GS Mortgage-Backed Securities Trust Series 2024-HE1 Class A1 (30 Day Average U.S. SOFR+1.60%)144A±	5.27	8-25-2054	4,093,472	4,109,829
GSJP Trust Series 2025-BEDS Class A (U.S. SOFR 1 Month+1.50%)144A±	5.16	12-15-2042	1,120,000	1,118,877
GSJP Trust Series 2025-BEDS Class B (U.S. SOFR 1 Month+1.75%)144A±	5.41	12-15-2042	2,165,000	2,162,845
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	18,660	18,353
HAVN Trust Series 2025-MOB Class A (U.S. SOFR 1 Month+1.70%)144A±	5.36	10-15-2035	1,775,000	1,771,672
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	1,159,556	1,108,297
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	1,304,832	1,184,780
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	2,906,833	2,553,072
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1144A±±	4.38	5-25-2067	9,576,899	9,545,847
JPMorgan Mortgage Trust Series 2025-4 Class A4A144A±±	5.50	11-25-2055	4,676,556	4,738,719
JPMorgan Mortgage Trust Series 2025-7MPR Class A1D144A±±	5.32	2-25-2056	1,664,031	1,673,723
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	4,785,419	4,627,100
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	6.62	10-25-2032	1,260	1,251
MFA Trust Series 2020-NQM1 Class A1144A±±	2.48	3-25-2065	376,051	367,666
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	531,272	510,325
The accompanying notes are an integral part of these financial statements.
18 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities(continued)
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15%	4-25-2065	$1,772,402	$1,674,514
New Residential Mortgage Loan Trust Series 2021-INV1 Class A6144A±±	2.50	6-25-2051	4,228,272	3,891,334
NYMT Loan Trust Series 2025-INV2 Class A1144A±±	5.00	10-25-2060	4,922,771	4,954,267
OBX Trust Series 2020-EXP1 Class 1A8144A±±	3.50	2-25-2060	487,374	449,031
OBX Trust Series 2021-NQM3 Class A1144A±±	1.05	7-25-2061	3,039,561	2,600,434
Residential Mortgage Loan Trust Series 2021-1R Class A1144A±±	0.86	1-25-2065	808,164	786,527
SPGN Trust Series 2026-TFLM Class A (U.S. SOFR 1 Month+1.30%)144A±	5.00	2-15-2041	2,000,000	1,996,875
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	1,939,582	1,873,633
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	1,196,097	1,142,758
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	318,797	313,933
Towd Point Mortgage Trust Series 2017-6 Class A1144A±±	2.75	10-25-2057	283,146	279,855
Towd Point Mortgage Trust Series 2018-2 Class A1144A±±	3.25	3-25-2058	338,714	336,172
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75	5-25-2058	1,686,629	1,665,717
TRK Trust Series 2021-INV2 Class A1144A±±	1.97	11-25-2056	7,912,828	7,282,707
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	1,875,365	1,732,132
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	1,128,042	1,042,127
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	1,549,001	1,488,626
Wells Fargo Commercial Mortgage Trust Series 2025-NYCH Class A (U.S. SOFR 1 Month+1.74%)144A±	5.40	6-15-2042	3,000,000	2,988,750
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.69	8-25-2032	69,894	70,311
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.69	8-25-2032	22,855	19,962
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average+2.00%)±	6.03	12-28-2037	23,664	23,562
Total non-agency mortgage-backed securities (Cost $152,295,816)				147,000,101
U.S. Treasury securities: 7.21%
U.S. Treasury Notes##	3.75	8-31-2026	95,925,000	95,960,223
U.S. Treasury Notes	4.50	7-15-2026	35,000,000	35,108,226
Total U.S. Treasury securities (Cost $131,090,881)				131,068,449
Yankee corporate bonds and notes: 7.15%
Basic materials: 0.04%
Chemicals: 0.04%
Braskem Netherlands Finance BV144A	4.50	1-10-2028	1,875,000	847,375
Consumer, cyclical: 0.54%
Leisure time: 0.54%
Carnival Corp.144A	7.00	8-15-2029	6,070,000	6,352,547
Royal Caribbean Cruises Ltd.144A	5.38	7-15-2027	3,400,000	3,425,937
				9,778,484
Consumer, non-cyclical: 0.72%
Beverages: 0.19%
Coca-Cola Icecek AS144A	4.50	1-20-2029	3,500,000	3,461,521
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 19

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Household products/wares: 0.36%
Reckitt Benckiser Treasury Services PLC144A	3.00%	6-26-2027	$6,570,000	$6,505,210
Pharmaceuticals: 0.17%
Teva Pharmaceutical Finance Netherlands III BV	6.75	3-1-2028	3,000,000	3,112,914
Financial: 5.04%
Banks: 3.81%
Barclays PLC (U.S. SOFR+0.93%)±	4.22	5-24-2030	6,150,000	6,151,345
Barclays PLC (U.S. SOFR+0.96%)±	5.09	2-25-2029	6,255,000	6,372,457
Canadian Imperial Bank of Commerce (U.S. SOFR+0.79%)±	4.28	1-29-2030	4,750,000	4,781,913
Lloyds Banking Group PLC (1 Year Treasury Constant Maturity+0.60%)±	4.24	2-10-2030	3,400,000	3,415,736
Macquarie Bank Ltd.144A	5.27	7-2-2027	5,000,000	5,104,502
National Australia Bank Ltd.	4.50	10-26-2027	7,000,000	7,096,195
National Bank of Canada (U.S. SOFR+0.76%)±	4.17	1-20-2029	3,000,000	3,010,806
National Bank of Canada (U.S. SOFR+0.80%)±	4.95	2-1-2028	4,000,000	4,035,380
NatWest Markets PLC144A	5.42	5-17-2027	5,000,000	5,094,026
Skandinaviska Enskilda Banken AB144A	4.38	6-2-2028	7,000,000	7,083,437
Sumitomo Mitsui Financial Group, Inc.	4.11	1-15-2029	5,000,000	5,021,452
UBS Group AG (1 Year Treasury Constant Maturity+1.60%)144A±	6.33	12-22-2027	7,000,000	7,129,738
UBS Group AG (U.S. SOFR+0.84%)144A±	4.21	4-10-2030	5,000,000	5,008,894
				69,305,881
Diversified financial services: 0.91%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	4.88	4-1-2028	5,000,000	5,083,869
Avolon Holdings Funding Ltd.144A	4.95	1-15-2028	6,100,000	6,181,014
Global Aircraft Leasing Co. Ltd.144A	8.75	9-1-2027	5,000,000	5,153,760
				16,418,643
Real estate: 0.32%
Ontario Teachers’ Cadillac Fairview Properties Trust144A	3.88	3-20-2027	5,875,000	5,871,483
Government securities: 0.33%
Multi-national: 0.33%
Banque Ouest Africaine de Developpement144A	5.00	7-27-2027	6,000,000	5,989,853
Industrial: 0.12%
Electronics: 0.12%
Flex Ltd.	6.00	1-15-2028	2,085,000	2,153,697
Utilities: 0.36%
Electric: 0.36%
Emera, Inc. Series 16-A (U.S. SOFR 3 Month+5.44%)±	6.75	6-15-2076	1,500,000	1,507,511
Enel Finance International NV144A	4.13	9-30-2028	5,000,000	5,010,637
				6,518,148
Total yankee corporate bonds and notes (Cost $129,684,530)				129,963,209
The accompanying notes are an integral part of these financial statements.
20 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—February 28, 2026 (unaudited)

	Interest rate	Maturity date	Principal	Value
Yankee government bonds: 0.55%
Panama: 0.27%
Panama	3.88%	3-17-2028	$5,000,000	$4,941,000
Saudi Arabia: 0.28%
Saudi144A	4.13	1-12-2029	5,000,000	5,019,996
Total yankee government bonds (Cost $9,808,713)				9,960,996

	Yield	Shares
Short-term investments: 9.27%
Investment companies: 0.38%
Allspring Government Money Market Fund Select Class♠∞##	3.62	6,929,053	6,929,053

				Principal
U.S. Treasury securities: 8.89%
U.S. Treasury Bills☼		2.88	3-10-2026	$44,000,000	43,964,539
U.S. Treasury Bills☼		3.43	4-2-2026	37,000,000	36,884,503
U.S. Treasury Bills☼		3.43	4-7-2026	44,000,000	43,840,335
U.S. Treasury Bills☼		3.48	4-14-2026	37,000,000	36,839,574
					161,528,951
Total short-term investments (Cost $168,459,140)					168,458,004
Total investments in securities (Cost $1,794,015,837)	98.65%				1,793,618,448
Other assets and liabilities, net	1.35				24,587,830
Total net assets	100.00%				$1,818,206,278

±	Variable rate investment. The rate shown is the rate in effect at period end.
ƒ
Investment in an interest-only security that entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. The rate represents the coupon rate.

±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by Allspring Funds Management, LLC.
‡	Security is valued using significant unobservable inputs.
%%	The security is purchased on a when-issued basis.
##	All or a portion of this security is segregated as collateral for when-issued securities.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.

Abbreviations:
BDC	Business Development Company
CLO	Collateralized loan obligation
COFI	Cost of Funds Index
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real estate investment trust
RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year
RFUCCT1M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-month
RFUCCT6M	Refinitiv USD IBOR Consumer Cash Fallbacks Term 6-month
SOFR	Secured Overnight Financing Rate
STRIPS	Separate trading of registered interest and principal of securities
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 21

Portfolio of investments—February 28, 2026 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$59,651,786	$1,034,485,773	$(1,087,208,506)	$0	$0	$6,929,053	6,929,053	$1,427,451
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Short
10-Year U.S. Treasury Notes	(342)	6-18-2026	$(38,736,249)	$(38,923,875)	$0	$(187,626)
2-Year U.S. Treasury Notes	(1,307)	6-30-2026	(273,109,706)	(273,520,384)	0	(410,678)
5-Year U.S. Treasury Notes	(407)	6-30-2026	(44,673,950)	(44,827,234)	0	(153,284)
					$0	$(751,588)
The accompanying notes are an integral part of these financial statements.
22 | Allspring Ultra Short-Term Income Fund

Statement of assets and liabilities—February 28, 2026 (unaudited)
Financial statements
Statement of assets and liabilities
Assets
Investments in unaffiliated securities, at value (cost $1,787,086,784)	$1,786,689,395
Investments in affiliated securities, at value (cost $6,929,053)	6,929,053
Cash	6,220,657
Cash at broker segregated for futures contracts	2,979,000
Receivable for investments sold	29,969,903
Receivable for interest	11,276,920
Receivable for Fund shares sold	3,398,215
Principal paydown receivable	175,635
Prepaid expenses and other assets	66,092
Total assets	1,847,704,870
Liabilities
Payable for investments purchased	23,919,226
Payable for Fund shares redeemed	3,214,621
Dividends payable	1,223,291
Payable for daily variation margin on open futures contracts	652,929
Management fee payable	187,871
Administration fees payable	137,120
Shareholder servicing fees payable	67,018
Trustees’ fees and expenses payable	246
Accrued expenses and other liabilities	96,270
Total liabilities	29,498,592
Total net assets	$1,818,206,278
Net assets consist of
Paid-in capital	$1,847,035,589
Total distributable loss	(28,829,311)
Total net assets	$1,818,206,278
Computation of net asset value and offering price per share
Net assets–Class A	$221,297,893
Shares outstanding–Class A1	24,920,836
Net asset value per share–Class A	$8.88
Maximum offering price per share – Class A2	$9.06
Net assets–Class A2	$180,944,893
Shares outstanding–Class A2[1]	20,390,279
Net asset value per share–Class A2	$8.87
Net assets–Institutional Class	$1,415,963,492
Shares outstanding–Institutional Class[1]	159,556,216
Net asset value per share–Institutional Class	$8.87
1 The Fund has an unlimited number of authorized shares.
2 Maximum offering price is computed as 100/98 of net asset value. On investments of $100,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 23

Statement of operations—six months ended February 28, 2026 (unaudited)
Statement of operations
Investment income
Interest	$32,053,812
Income from affiliated securities	1,427,451
Dividends	466,586
Total investment income	33,947,849
Expenses
Management fee	1,808,496
Administration fees
Class A	162,087
Class A2	109,589
Class C	1,550 [1]
Administrator Class	513 [2]
Institutional Class	452,768
Shareholder servicing fees
Class A	268,936
Class A2	106,405
Class C	2,564 [1]
Administrator Class	1,269 [2]
Distribution fee
Class C	7,691 [1]
Custody and accounting fees	28,398
Professional fees	49,773
Registration fees	37,390
Shareholder report expenses	32,539
Trustees’ fees and expenses	8,498
Other fees and expenses	20,634
Total expenses	3,099,100
Less: Fee waivers and/or expense reimbursements
Fund-level	(705,963)
Class A	(143,608)
Class A2	(50,925)
Institutional Class	(10)
Net expenses	2,198,594
Net investment income	31,749,255
1 For the period from September 1, 2025 to November 14, 2025. Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
2 For the period from September 1, 2025 to September 12, 2025. Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
24 | Allspring Ultra Short-Term Income Fund

Statement of operations—six months ended February 28, 2026 (unaudited)
Statement of operations
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	$651,722
Futures contracts	(443,466)
Net realized gains on investments	208,256
Net change in unrealized gains (losses) on
Unaffiliated securities	2,650,301
Futures contracts	(449,602)
Net change in unrealized gains (losses) on investments	2,200,699
Net realized and unrealized gains (losses) on investments	2,408,955
Net increase in net assets resulting from operations	$34,158,210
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 25

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2026 (unaudited)		Year ended August 31, 2025
Operations
Net investment income		$31,749,255		$54,104,674
Net realized gains on investments		208,256		3,378,596
Net change in unrealized gains (losses) on investments		2,200,699		7,321,507
Net increase in net assets resulting from operations		34,158,210		64,804,777
Distributions to shareholders from
Net investment income and net realized gains
Class A		(4,454,878)		(7,094,337)
Class A2		(3,020,778)		(2,805,815)
Class C		(35,489)[1]		(135,237)
Administrator Class		(22,322)[2]		(544,949)
Institutional Class		(24,425,689)		(43,408,864)
Total distributions to shareholders		(31,959,156)		(53,989,202)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	2,784,022	24,705,169	2,410,004	21,278,067
Class A2	15,826,020	140,320,257	8,959,492	79,103,585
Class C	29,804 [1]	264,285 [1]	218,060	1,924,262
Administrator Class	539 [2]	4,760 [2]	490,939	4,307,978
Institutional Class	84,105,764	746,177,121	60,998,102	538,029,420
		911,471,592		644,643,312
Reinvestment of distributions
Class A	456,028	4,046,414	730,429	6,452,088
Class A2	339,223	3,008,198	316,098	2,789,966
Class C	2,724 [1]	24,133 [1]	13,131	115,853
Administrator Class	0 [2]	0 [2]	61,688	542,471
Institutional Class	2,140,661	18,980,882	3,314,739	29,254,437
		26,059,627		39,154,815
Payment for shares redeemed
Class A	(2,709,978)	(24,048,425)	(5,290,680)	(46,700,657)
Class A2	(7,141,880)	(63,376,242)	(3,351,270)	(29,572,175)
Class C	(62,666)[1]	(555,199)[1]	(215,965)	(1,904,106)
Administrator Class	(1,367)[2]	(12,072)[2]	(295,086)	(2,593,883)
Institutional Class	(49,960,266)	(443,031,342)	(59,912,407)	(528,511,368)
		(531,023,280)		(609,282,189)
Net asset value of shares issued in acquisition
Class A	0	0	6,728,059	59,528,745
Class C	0 [1]	0 [1]	117,436	1,037,902
Administrator Class	0 [2]	0 [2]	97,352	860,725
Institutional Class	0	0	13,323,527	117,798,400
		0		179,225,772
1 For the period from September 1, 2025 to November 14, 2025
2 For the period from September 1, 2025 to September 12, 2025
The accompanying notes are an integral part of these financial statements.
26 | Allspring Ultra Short-Term Income Fund

Statement of changes in net assets
Statement of changes in net assets
	Six months ended February 28, 2026 (unaudited)		Year ended August 31, 2025
	Shares		Shares
Share conversions
Class A	540,952	$4,794,564	0	$0
Class C	(541,526)[3]	(4,794,564)[3]	0	0
Administrator Class	(1,631,129)[4]	(14,405,644)[4]	0	0
Institutional Class	1,624,727	14,405,644	0	0
		0		0
Net increase in net assets resulting from capital share transactions		406,507,939		253,741,710
Total increase in net assets		408,706,993		264,557,285
Net assets
Beginning of period		1,409,499,285		1,144,942,000
End of period		$1,818,206,278		$1,409,499,285
3 Effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares and are no longer offered by the Fund.
4 Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares and are no longer offered by the Fund.
The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 27

Financial highlights
Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Class A		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.87	$8.79	$8.56	$8.41	$8.61	$8.60
Net investment income	0.18 [1]	0.38 [1]	0.34 [1]	0.22	0.07	0.07
Net realized and unrealized gains (losses) on investments	0.01	0.08	0.23	0.15	(0.20)	0.01
Total from investment operations	0.19	0.46	0.57	0.37	(0.13)	0.08
Distributions to shareholders from
Net investment income	(0.18)	(0.38)	(0.34)	(0.22)	(0.07)	(0.07)
Net asset value, end of period	$8.88	$8.87	$8.79	$8.56	$8.41	$8.61
Total return[2]	2.18%	5.32%	6.77%	4.50%	(1.51)%	0.99%
Ratios to average net assets (annualized)
Gross expenses	0.66%	0.67%	0.68%	0.68%	0.65%	0.66%
Net expenses	0.44%	0.47%	0.50%	0.50%	0.49%	0.49%
Net investment income	4.07%	4.32%	3.91%	2.61%	0.79%	0.84%
Supplemental data
Portfolio turnover rate	26%	56%	48%	25%	77%	106%
Net assets, end of period (000s omitted)	$221,298	$211,476	$169,378	$174,660	$244,894	$287,697

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
28 | Allspring Ultra Short-Term Income Fund

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Class A2		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.86	$8.78	$8.55	$8.40	$8.60	$8.59
Net investment income	0.18 [1]	0.39 [1]	0.35 [1]	0.23	0.07	0.07
Net realized and unrealized gains (losses) on investments	0.01	0.07	0.23	0.15	(0.20)	0.01
Total from investment operations	0.19	0.46	0.58	0.38	(0.13)	0.08
Distributions to shareholders from
Net investment income	(0.18)	(0.38)	(0.35)	(0.23)	(0.07)	(0.07)
Net asset value, end of period	$8.87	$8.86	$8.78	$8.55	$8.40	$8.60
Total return[2]	2.20%	5.40%	6.88%	4.61%	(1.49)%	0.97%
Ratios to average net assets (annualized)
Gross expenses	0.56%	0.57%	0.58%	0.58%	0.62%	0.65%
Net expenses	0.40%	0.40%	0.40%	0.40%	0.47%	0.50%
Net investment income	4.10%	4.39%	4.01%	2.63%	0.75%	0.73%
Supplemental data
Portfolio turnover rate	26%	56%	48%	25%	77%	106%
Net assets, end of period (000s omitted)	$180,945	$100,717	$47,801	$48,414	$99,902	$181,131

[1]	Calculated based upon average shares outstanding
[2]
Total return calculations do not include any sales charges. Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.

The accompanying notes are an integral part of these financial statements.
Allspring Ultra Short-Term Income Fund | 29

Financial highlights

(For a share outstanding throughout each period)

	Six months ended February 28, 2026 (unaudited)	Year ended August 31
Institutional Class		2025	2024	2023	2022	2021
Net asset value, beginning of period	$8.86	$8.78	$8.55	$8.40	$8.60	$8.59
Net investment income	0.19 [1]	0.40 [1]	0.36 [1]	0.24	0.09	0.09
Net realized and unrealized gains (losses) on investments	0.01	0.08	0.23	0.15	(0.20)	0.02
Total from investment operations	0.20	0.48	0.59	0.39	(0.11)	0.11
Distributions to shareholders from
Net investment income	(0.19)	(0.40)	(0.36)	(0.24)	(0.09)	(0.10)
Net asset value, end of period	$8.87	$8.86	$8.78	$8.55	$8.40	$8.60
Total return[2]	2.27%	5.56%	7.04%	4.76%	(1.28)%	1.23%
Ratios to average net assets (annualized)
Gross expenses	0.34%	0.35%	0.36%	0.35%	0.32%	0.33%
Net expenses	0.25%	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income	4.27%	4.54%	4.14%	2.83%	1.01%	1.03%
Supplemental data
Portfolio turnover rate	26%	56%	48%	25%	77%	106%
Net assets, end of period (000s omitted)	$1,415,963	$1,077,839	$912,737	$1,189,143	$1,857,572	$2,706,735

[1]	Calculated based upon average shares outstanding
[2]	Returns include adjustments required by U.S. GAAP and may differ from net asset values and performance reported elsewhere. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.
30 | Allspring Ultra Short-Term Income Fund

Notes to financial statements (unaudited)
Notes to financial statements
1.ORGANIZATION
Allspring Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Ultra Short-Term Income Fund (the “Fund”) which is a diversified series of the Trust.
Effective at the close of business on September 12, 2025, Administrator Class shares were converted to Institutional Class shares in a tax-free conversion. Shareholders of Administrator Class received Institutional Class shares at a value equal to the value of their Administrator Class shares immediately prior to the conversion. Administrator Class shares are no longer offered by the Fund. Additionally, effective at the close of business on November 14, 2025, Class C shares were converted to Class A shares in a tax-free conversion. Shareholders of Class C received Class A shares at a value equal to the value of their Class C shares immediately prior to the conversion. Class C shares are no longer offered by the Fund.
2.SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles (“GAAP”) which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of assets and liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of operations.
Allspring Ultra Short-Term Income Fund | 31

Notes to financial statements (unaudited)
Mortgage dollar roll transactions
The Fund may engage in mortgage dollar roll transactions through To Be Announced (TBA) mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for TBA dollar roll transactions as purchases and sales which, as a result, may increase its portfolio turnover rate.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has been determined to be doubtful based on consistently applied procedures and the fair value has decreased. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status. Paydown gains and losses are included in interest income.
Dividend income is recognized on the ex-dividend date.
Interest earned on cash balances held at the custodian is recorded as interest income.
Income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.
Distributions to shareholders
Distributions to shareholders from net investment income are declared daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. GAAP. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund’s fiscal year end. Therefore, a portion of the Fund’s distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund’s tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of February 28, 2026, the aggregate cost of all investments for federal income tax purposes was $1,794,092,070 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$8,481,939
Gross unrealized losses	(9,707,149)
Net unrealized losses	$(1,225,210)
As of August 31, 2025, the Fund had capital loss carryforwards which consisted of $27,721,676 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
32 | Allspring Ultra Short-Term Income Fund

Notes to financial statements (unaudited)
3.FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of February 28, 2026:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$68,390,611	$0	$68,390,611
Asset-backed securities	0	428,699,883	1,390,833	430,090,716
Corporate bonds and notes	0	548,337,531	0	548,337,531
Investment companies	159,464,790	0	0	159,464,790
Municipal obligations	0	884,041	0	884,041
Non-agency mortgage-backed securities	0	147,000,101	0	147,000,101
U.S. Treasury securities	131,068,449	0	0	131,068,449
Yankee corporate bonds and notes	0	129,963,209	0	129,963,209
Yankee government bonds	0	9,960,996	0	9,960,996
Short-term investments
Investment companies	6,929,053	0	0	6,929,053
U.S. Treasury securities	161,528,951	0	0	161,528,951
Total assets	$458,991,243	$1,333,236,372	$1,390,833	$1,793,618,448
Liabilities
Futures contracts	$751,588	$0	$0	$751,588
Total liabilities	$751,588	$0	$0	$751,588
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of investments. For futures contracts, the current day’s variation margin is reported on the Statement of assets and liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of investments.
At February 28, 2026, the Fund did not have any transfers into/out of Level 3.
4.TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds
Allspring Ultra Short-Term Income Fund | 33

Notes to financial statements (unaudited)
Management is entitled to receive a management fee, which is generally paid monthly, at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.250%
Next $4 billion	0.225
Next $5 billion	0.190
Over $10 billion	0.180
For the six months ended February 28, 2026, the management fee was equivalent to an annual rate of 0.24% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class and generally paid monthly, as follows:
Class-level administration fee
Class A	0.15%
Class A2	0.15
Class C	0.15
Administrator Class	0.10
Institutional Class	0.08
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimbursed expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through December 31, 2026  to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s expenses. Prior to or after the commitment expiration date, the cap may be increased or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees. As of February 28, 2026, the contractual caps are as follows:

EXPENSE RATIO CAPS
Class A	0.50%
Class A2	0.40
Institutional Class	0.25
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC (“Allspring Funds Distributor”), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate up to 0.75% of the average daily net assets of Class C shares. Such fees are generally paid on a monthly basis.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended February 28, 2026, Allspring Funds Distributor received $1,179 from the sale of Class A shares and $5,523 in contingent deferred sales charges from redemptions of Class A shares. No contingent deferred sales charges were incurred by Class C shares for the six months ended February 28, 2026.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate up to 0.25% of the average daily net assets of each respective class. Class A2 shares are charged a fee at an annual rate up to 0.15% of its average daily net assets. These fees are generally paid on a monthly basis. A portion of these total shareholder servicing fees were paid to affiliates of the Fund.
34 | Allspring Ultra Short-Term Income Fund

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices. Pursuant to these procedures, the Fund did not have any interfund transactions during the six months ended February 28, 2026.
5.INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2026 were as follows:
Purchases at cost		Sales Proceeds
U.S. government	Non-U.S. government	U.S. government	Non-U.S. government
$7,984,688	$760,070,267	$124,848,546	$201,513,078
6.DERIVATIVE TRANSACTIONS
During the six months ended February 28, 2026, the Fund entered into futures contracts to speculate on interest rates and to help manage the duration of the portfolio. The Fund had an average notional amount of $261,372,490 in short futures contracts during the six months ended February 28, 2026.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
7.ACQUISITION
After the close of business on July 25, 2025, the Fund acquired the net assets of Allspring Adjustable Rate Government Fund (“Adjustable Rate Government Fund”). The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding shares of Adjustable Rate Government Fund received Class A, Class C, Administrator Class and Institutional Class shares, respectively, of the Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Adjustable Rate Government Fund for 20,266,374 shares of the Fund valued at $179,225,772 at an exchange ratio of 1.00, 1.00, 1.00 and 1.00 for Class A, Class C, Administrator Class and Institutional Class shares, respectively. The investment portfolio of Adjustable Rate Government Fund with a fair value of $178,427,103, identified cost of $178,918,211 and unrealized gains (losses) of $(491,108) at July 25, 2025 was the principal assets acquired by the Fund. The aggregate net assets of Adjustable Rate Government Fund and the Fund immediately prior to the acquisition were $179,225,772 and $1,201,980,890, respectively. The aggregate net assets of the Fund immediately after the acquisition were $1,381,206,662. For financial reporting purposes, assets received and shares issued by the Fund were recorded at fair value; however, the cost basis of the investments received from Adjustable Rate Government Fund was carried forward to align with ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Assuming the acquisition had been completed September 1, 2024, the beginning of the annual reporting period for the Fund, the pro forma results of operations for the year ended August 31, 2025 would have been as follows:
Net investment income	$61,454,259
Net realized and unrealized gains (losses) on investments	8,848,306
Net increase in net assets resulting from operations	$70,302,565
Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Adjustable Rate Government Fund that have been included in the Fund’s Statement of operations since July 26, 2025.
8.BANK BORROWINGS
The Fund, together with certain other registered Allspring Funds is party to a $275,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee based on the unused balance is allocated to each participating fund.
For the six months ended February 28, 2026, there were no borrowings by the Fund under the agreement.
9.INDEMNIFICATION
Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without
Allspring Ultra Short-Term Income Fund | 35

Notes to financial statements (unaudited)
the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10.OPERATING SEGMENTS
The Fund operates as a single operating segment. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The President of the Fund acts as the Fund’s CODM. The CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation from which it derives its revenues is determined as outlined in the Fund’s prospectus which is executed by the Fund’s portfolio management team. The portfolio composition, total return and expense ratios, and the components of total increase/decrease in net assets are used by the CODM to assess the segment’s performance and to make resource allocation decisions for the Fund’s single segment. This information is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying Statement of assets and liabilities as “total assets” and significant segment revenue and expenses are listed on the accompanying Statement of operations.
11.NEW ACCOUNTING PRONOUNCEMENT
In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740):  Improvements to Income Tax Disclosures. The ASU includes amendments to enhance annual income tax disclosures required for public entities, including the requirement to disclose income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024. Management has determined that there is no material impact of the ASU on the Fund’s financial statements.
36 | Allspring Ultra Short-Term Income Fund

Other information (unaudited)
Other information
Proxy voting information
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available, upon request, by calling 1-866-259-3305, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
Quarterly portfolio holdings information
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov. The Fund’s portfolio holdings information is also available on our website at allspringglobal.com.

Allspring Ultra Short-Term Income Fund | 37

Other information (unaudited)
Item 8. Changes in and disagreements with accountants
Not applicable
Item 9. Matters submitted to fund shareholders for a vote
Not applicable
Item 10. Remuneration paid to directors, officers and others
Refer to information in the Statement of operations.
Item 11. Statement regarding basis for the board’s approval of investment advisory contract
Not applicable

38 | Allspring Ultra Short-Term Income Fund

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For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund’s website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call 1-800-222-8222 or visit the Fund’s website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2026 Allspring Global Investments Holdings, LLC. All rights reserved.
NCSRS3006 02-26

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Changes in and Disagreements with Accountants for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES

Proxy Disclosures for Open-End Management Investment Companies are included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES

Renumeration Paid to Directors, Officers, and Others of Open-End Investment Companies is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

The registrant’s Statement Regarding Basis for Approval of Investment Advisory Contract is included as part of the Financial Statements filed under Item 7(a) of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 16. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 17. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not applicable.

ITEM 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2022.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2022.

(101)	Inline Interactive Data File - the instance document does not appear in the Interactive Data File because its XBRL tags are embedded within the inline XBRL document.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: April 23, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/ John Kenney
John Kenney
President (Principal Executive Officer)

Date: April 23, 2026

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer (Principal Financial Officer)

Date: April 23, 2026